Registration No. 333-132778

File No. 811-21877

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. _____ [ ]

Post-Effective Amendment No. 10 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940 [X]

Amendment No. 11 [X]

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

(Exact Name of Registrant as Specified in Charter)

6803 S. Tucson Way, Centennial, CO 80112-3924

(Address of Principal Executive Offices)

(303) 768-3200

(Registrant's Telephone Number)

Arthur S. Gabinet, Esq.

OFI Global Asset Management, Inc.

Two World Financial Center, 225 Liberty Street

New York, NY 100281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)

[X] On July 29, 2013 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] On pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Oppenheimer
Rochester® Arizona Municipal Fund

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Prospectus dated July 29, 2013

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NYSE Ticker Symbols
Class A	ORAZX
Class B	ORBZX
Class C	ORCZX
Class Y	ORYZX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Oppenheimer Rochester Arizona Municipal Fund is a mutual fund that seeks a high level of current interest income exempt from federal and Arizona state income taxes for individual investors as is consistent with preservation of capital.

This prospectus contains important information about the Fund's objective, investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this prospectus carefully before you invest and keep it for future reference about your account.

Oppenheimer Rochester Arizona Municipal Fund

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To Summary Prospectus

THE FUND SUMMARY

Investment Objective. The Fund seeks a high level of current interest income exempt from federal and Arizona state income taxes for individual investors as is consistent with preservation of capital.

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Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $50,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 17 of the prospectus and in the sections "How to Buy Shares" beginning on page 79 and "Appendix A" in the Fund's Statement of Additional Information.

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Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	4.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	None	5%	1%	None

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Annual Fund Operating Expenses [1] (expenses that you pay each year as a percentage of the value of your investment):
	Class A	Class B	Class C	Classy Y
Management Fees	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses
Interest and Fees from Borrowing	0.10%	0.10%	0.10%	0.10%
Interest and Related Expenses from Inverse Floaters	0.04%	0.04%	0.04%	0.04%
Other Expenses	0.16%	0.16%	0.16%	0.16%
Total Other Expenses	0.30%	0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses	1.10%	1.85%	1.85%	0.85%
Fee Waiver and/or Expense Reimbursement[2]	(0.16%)	(0.16%)	(0.16%)	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.94%	1.69%	1.69%	0.85%
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  Expenses have been restated to reflect current fees.
  After discussions with the Fund's Board of Trustees, the Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" (excluding any applicable interest and fees from borrowing, interest and related expenses from inverse floaters, dividend expense, taxes, any subsidiary expenses, Acquired Fund Fees and Expenses, brokerage commissions, extraordinary expenses and certain other Fund expenses) to annual rates of 0.80% for Class A, 1.55% for Class B and Class C, and 0.80% for Class Y, as calculated on the daily net assets of the Fund. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the Board.
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Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

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If shares are redeemed					If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$567	$795	$1,041	$1,745	$567	$795	$1,041	$1,745
Class B	$673	$871	$1,195	$1,793	$173	$571	$995	$1,793
Class C	$273	$571	$995	$2,176	$173	$571	$995	$2,176
Class Y	$87	$272	$473	$1,053	$87	$272	$473	$1,053
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Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 3% of the average value of its portfolio.

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Principal Investment Strategies. Under normal market conditions, as a fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities the income from which, in the opinion of counsel to the issuer of each security, is exempt from both federal and Arizona state income tax. These securities are generally issued by the state and its political subdivisions (such as cities, towns, counties, agencies and authorities) and primarily include municipal bonds (long-term (more than one-year) obligations), municipal notes (short-term obligations) and interests in municipal leases. Municipal securities generally are classified as general or revenue obligations. General obligations are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of prinicipal and interest. Revenue obligations are bonds whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. The securities in which the Fund invests may also include those of issuers located outside of Arizona, such as U.S. territories, commonwealths and possessions, if the interest on such securities is not subject to federal or Arizona state income tax. These securities are "Arizona municipal securities" for purposes of this prospectus.

Securities whose interest is exempt from Arizona taxes are included for purposes of the Fund's 80% requirement discussed above, even if the issuer is located outside of Arizona. Securities that generate income subject to alternative minimum tax (AMT) will count towards the Fund's 80% requirement. The Fund selects investments without regard to this type of tax treatment.

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Most of the securities the Fund buys are "investment-grade," although it can invest as much as 25% of its total assets in below investment-grade securities (commonly called "junk bonds"), which are subject to the special risks discussed below. Investment-grade securities are rated in one of the four highest rating categories of nationally recognized statistical rating organizations, such as Standard & Poor's (or, in the case of unrated securities, determined by the Fund's Sub-Adviser, OppenheimerFunds, Inc., to be comparable to securities rated investment-grade). The Fund also invests in unrated securities, in which case the Fund's Sub-Adviser internally assigns ratings to those securities, after assessing their credit quality and other factors, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Sub-Adviser's credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical ratings organization.

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The Fund does not limit its investments to securities of a particular maturity range, and may hold both short- and long-term securities. However, the Fund currently focuses on longer-term securities to seek higher yields. This portfolio strategy is subject to change. The Fund may invest in obligations that pay interest at fixed or variable rates.

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The Fund can invest in inverse floating rate securities, a type of variable rate instrument, to seek increased income and return. Inverse floating rate securities are leveraged instruments and the extent of their leverage will vary depending on the security's characteristics. The Fund limits its investments in inverse floating rate securities as further described in this Prospectus under "Principal Risks."

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The Fund can borrow money to purchase additional securities, another form of leverage. Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund's total assets.

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In selecting investments for the Fund, the portfolio managers look at a wide range of Arizona municipal securities from different issuers that provide high current income, including unrated bonds, that have favorable credit characteristics and that provide opportunities for value. The portfolio managers may consider selling a security if any of these factors no longer applies to a security purchased for the Fund, but are not required to do so.

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Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

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Main Risks of Investing in Municipal Securities. Municipal securities may be subject to interest rate risk, duration risk, credit risk, credit spread risk, extension risk, reinvestment risk and prepayment risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities.  Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows. Duration risk is the risk that longer-duration debt securities will be more volatile and more likely to decline in price in a rising interest rate environment than shorter-duration debt securities.  Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. "Credit spread" is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund's lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price. Extension risk is the risk that an increase in interest rates could cause principal payments on a debt security to be repaid at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income.

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Special Risks of Below-Investment-Grade Securities. Below-investment-grade debt securities (also referred to as "junk" bonds) may be subject to greater price fluctuations than investment-grade securities, increased credit risk and face a greater risk that the issuer might not be able to pay interest and principal when due, especially during times of weakening economic conditions or rising interest rates. The market for below-investment-grade securities may be less liquid and therefore these securities may be harder to value or sell, especially during times of market volatility or decline.

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     Because the Fund can invest up to 25% of its assets in below-investment-grade securities, the Fund's credit risks are greater than those of funds that buy only investment-grade securities.  This restriction is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been downgraded or, in the case of an unrated security, after the Fund's Sub-Adviser has changed its assessment of the security's credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund's holdings of below-investment-grade securities to exceed, at times significantly, this restriction for an extended period of time. Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund's exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk.  If the Fund has more than 25% of its total assets invested in below-investment-grade securities, the Sub-Adviser will not purchase additional below-investment-grade securities until the level of holdings in those securities no longer exceeds the restriction.

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Special Risks of Arizona Municipal Securities. Because the Fund invests primarily in Arizona municipal securities, the value of its portfolio investments will be highly sensitive to events affecting the financial stability of the State of Arizona and its municipalities, agencies, authorities and other instrumentalities that issue those securities. Budgetary stress on the state or its municipalities, changes in legislation or policy, erosion of the tax base, the effects of natural disasters, or other economic, legislative or political, or social issues may have a significant negative impact on the value of state or local securities.

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Special Risks of Investing in U.S. Territories, Commonwealths and Possessions. The Fund also invests in obligations of the governments of the U.S. territories, commonwealths and possessions such as Puerto Rico, the U.S. Virgin Islands, Guam, or the Northern Mariana Islands to the extent such obligations are exempt from state income taxes. These investments also are considered to be the "Arizona municipal securities" for purposes of this prospectus. Accordingly, the Fund may be adversely affected by local political, economic and social conditions and developments within these U.S. territories, commonwealths and possessions affecting the issuers of such obligations.

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     Certain of the municipalities in which the Fund invests currently experience significant financial difficulties. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Fund invests could affect the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession.

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Municipal Market Volatility and Illiquidity. The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund's books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds' prices.

Municipal Sector Concentration. While the Fund does not invest more than 25% of its total assets in a single industry, certain types of municipal securities (such as general obligation, government appropriation, municipal leases, special assessment and special tax bonds) are not considered a part of any "industry" for purposes of this policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities. These types of municipal securities may finance, or pay interest from the revenues of, projects that tend to be impacted in the same way by economic, business or political developments which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

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Risks of Tobacco Related Bonds. In 1998, the largest U.S. tobacco manufacturers reached an out of court agreement, known as the Master Settlement Agreement (the "MSA"), to settle claims against them by 46 states and six other U.S. jurisdictions. The tobacco manufacturers agreed to make annual payments to the government entities in exchange for the release of all litigation claims. A number of the states have sold bonds that are backed by those future payments. The Fund may invest in two types of those bonds: (i) bonds that make payments only from a state's interest in the MSA and (ii) bonds that make payments from both the MSA revenue and from an "appropriation pledge" by the state. An "appropriation pledge" requires the state to pass a specific periodic appropriation to make the payments and is generally not an unconditional guarantee of payment by a state.

The settlement payments are based on factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. Payments could be reduced if consumption decreases, if market share is lost to non-MSA manufacturers, or if there is a negative outcome in litigation regarding the MSA, including challenges by participating tobacco manufacturers regarding the amount of annual payments owed under the MSA.

The Fund can invest up to 25% of its total assets in tobacco-related bonds without an appropriation pledge that make payments only from a state's interest in the MSA.

Risks of Land-Secured or "Dirt" Bonds. These special assessment or special tax bonds are issued to promote residential, commercial or industrial growth and redevelopment. They are exposed to real estate development-related risks. The bonds could default if the developments failed to progress as anticipated or if taxpayers failed to pay the assessments, fees and taxes specified in the financing plans for a project.

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Taxability Risk. The Fund's investments in municipal securities rely on the opinion of the issuer's bond counsel that the interest paid on those securities will not be subject to federal and state income tax. Income from tax-exempt municipal securities could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, state tax authorities, or a court, or the non-compliant conduct of a bond issuer.

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Main Risks of Borrowing and Leverage. The Fund can borrow up to one-third of the value of its total assets (including the amount borrowed) from banks, as permitted by the Investment Company Act of 1940. It can use those borrowings for a number of purposes, including for purchasing securities, which can create "leverage." In that case, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses.  Borrowing for investment purposes might reduce the Fund's return if the yield on the securities purchased is less than those borrowing costs. The Fund may also borrow to meet redemption obligations, for temporary and emergency purposes, or to unwind or contribute to trusts in connection with the Fund's investment in inverse floaters (instruments also involving the use of leverage, as discussed below). The Fund currently participates in a line of credit with other Oppenheimer funds for its borrowing.

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The Fund can participate in a committed reverse repurchase agreement program. Reverse repurchase agreements that the Fund may engage in also create leverage. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to a borrowing, reverse repurchase agreements provide the Fund with cash for investment and operational purposes. When the Fund engages in reverse repurchase agreements, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not engage in these transactions due to the effect of leverage. Reverse repurchase agreements create fund expenses and require that the Fund have sufficient cash available to repurchase the debt obligation when required. Reverse repurchase agreements also involve the risk that the market value of the debt obligation that is the subject of the reverse repurchase agreement could decline significantly below the price at which the Fund is obligated to repurchase the security.

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Main Risks of Derivative Investments. Derivatives may involve significant risks. Derivatives may be more volatile than other types of investments, require the payment of premiums, can increase portfolio turnover, may be illiquid, and may not perform as expected. Derivatives are subject to counterparty risk and the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful. In addition, under new rules enacted and currently being implemented under U.S. financial reform legislation, certain over-the-counter derivatives are (or soon will be) required to be executed on a regulated market and cleared through a central clearing house counterparty. It is unclear how these regulatory changes will affect counterparty risk, and entering into a derivative transaction with a central clearing house counterparty may entail further risks and costs.

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Inverse Floaters. The Fund invests in inverse floating rate securities ("inverse floaters") because, under ordinary circumstances, they offer higher yields and thus provide higher income than fixed-rate municipal bonds of comparable maturity and credit quality. Because inverse floaters are leveraged instruments, the value of an inverse floater will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of comparable maturity and credit quality, including the municipal bond underlying an inverse floater.  During periods of rising interest rates, the market values of inverse floaters will tend to decline more quickly than those of fixed-rate securities.

 An inverse floater is created when a fixed-rate municipal bond is contributed to a trust. The trust issues two separate classes of securities: short-term floating rate securities with a fixed principal amount that represent a senior interest in the underlying municipal bond, and the inverse floater that represents a residual, subordinate interest in the underlying municipal bond. The trust issues and sells the short-term floating rate securities to third parties and the inverse floater to the Fund. The short-term floating rate securities generally bear short-term rates of interest. When interest is paid on the underlying municipal bond to the trust, such proceeds are first used to pay interest owing to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floater. Accordingly, the amount of such interest paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Inverse floaters produce less income when short-term interest rates rise (and, in extreme cases, may pay no income) and more income when short-term interest rates fall. Thus, if short-term interest rates rise after the issuance of the inverse floater, any yield advantage to the Fund is reduced and may be eliminated. Additionally, because the principal amount of the short-term floating rate security is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floater. Upon the occurrence of certain adverse events, a trust may be collapsed and the underlying municipal bond liquidated, and the Fund could lose the entire amount of its investment in the inverse floater and may, in some cases, be contractually required to pay the negative difference, if any, between the liquidation value of the underlying municipal bond and the principal amount of the short-term floating rate securities.

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The Fund may invest in inverse floaters with any degree of leverage (measured by comparing the outstanding principal amount of related short-term floating rate securities to the par value of the underlying municipal bond). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floaters held by the Fund to the total assets of the Fund. Nevertheless, the value of, and income earned on, an inverse floater that has a higher degree of leverage (represented by a larger outstanding principal amount of related short-term floating rate securities) will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond, and are more likely to be eliminated entirely under adverse market conditions.

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Who Is The Fund Designed For? The Fund is designed for investors seeking income exempt from federal and Arizona state personal income taxes. The Fund does not seek capital gains or growth. Because it invests in tax-exempt securities, the Fund is not appropriate for retirement plan accounts or for investors seeking capital growth. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A Shares) from year to year and by showing how the Fund's average annual returns for 1 year, 5 years and the life of the Fund compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website:
https://www.oppenheimerfunds.com/fund/RochesterArizonaMunicipalFund

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Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 24.43% (3rd Qtr 09) and the lowest return was -26.08% (4th Qtr 08). For the period from January 1, 2013 through June 30, 2013, the cumulative return before sales charges and taxes was -3.34%.

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The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

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Average Annual Total Returns for the periods ended December 31, 2012
	1 Year	5 Years (or life of class, if less)	10 Years (or life of class, if less)
Class A Shares (inception10/10/06)
Return Before Taxes	6.90%	3.43%	2.93%
Return After Taxes on Distributions	6.90%	3.43%	2.93%
Return After Taxes on Distributions and Sale of Fund Shares	6.36%	3.68%	3.22%
Class B Shares (inception 10/10/06)	6.41%	3.32%	2.98%
Class C Shares (inception 10/10/06)	10.39%	3.66%	2.97%
Class Y Shares (inception 7/29/11)	12.35%	13.64%	N/A
Barclays Municipal Bond Index	6.78%	5.91%	5.44%[1]
(reflects no deduction for fees, expenses or taxes)		8.37% [2]
Consumer Price Index	1.74%	1.80%	2.00%[1]
(reflects no deduction for fees, expenses or taxes)		1.15% [2]
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1. As of 09/30/06
2. As of 07/31/11

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Investment Adviser. OFI Global Asset Management, Inc. (the "Manager") is the Fund's investment adviser.  OppenheimerFunds, Inc. (the "Sub-Adviser") is its sub-adviser.

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Portfolio Managers. Daniel G. Loughran, CFA, Scott S. Cottier, CFA, and Troy E. Willis, J.D., CFA, each have been a portfolio manager and a Vice President of the Fund since its inception. Mark R. DeMitry, CFA, has been a portfolio manager of the Fund since its inception and a Vice President of the Fund since June 2009.  Michael L. Camarella, CFA, has been a portfolio manager of the Fund since January 2008 and a Vice President of the Fund since June 2009. Charles S. Pulire, CFA, has been a portfolio manager of the Fund since December 2010 and a Vice President of the Fund since September 2011. Elizabeth S. Mossow, CFA, has been an associate portfolio manager of the Fund since July 2013.

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Purchase and Sale of Fund Shares. In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments with as little as $50. For certain investment plans and retirement accounts, the minimum initial investment is $500 and, for some, the minimum additional investment is $25. For certain fee based programs the minimum initial investment is $250.

Shares may be purchased through a financial intermediary or the Distributor and redeemed through a financial intermediary or the Transfer Agent on days the New York Stock Exchange is open for trading. Shareholders may purchase or redeem shares by mail, through the website at www.oppenheimerfunds.com or by calling 1.800.225.5677. Share transactions may be paid by check, by Federal Funds wire or directly from or into your bank account.

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Class B shares are no longer offered for new purchases. Any investments for existing Class B share accounts will be made in Class A shares of Oppenheimer Money Market Fund.

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Taxes. Dividends paid from net investment income on tax-exempt municipal securities will be excludable from gross income for federal individual income tax purposes. Dividends that are derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the federal alternative minimum tax. Certain distributions may be taxable as ordinary income or as capital gains. The tax treatment of dividends is the same whether they are taken in cash or reinvested.

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Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Sub-Adviser, or their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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MORE ABOUT THE FUND

About the Fund's Investments

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The allocation of the Fund's portfolio among different types of investments will vary over time and the Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains additional information about the Fund's investment policies and risks.

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The Fund's Principal Investment Strategies and Risks. The strategies and types of investments discussed in the Fund Summary are the ones that the Fund considers to be the most important in seeking to achieve its investment objective.  Additionally, the following strategies and risks are those the Fund expects its portfolio to be subject to as a whole.

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The Sub-Adviser tries to reduce risks by selecting a wide variety of municipal investments and by carefully researching securities before they are purchased. However, changes in the overall market prices of municipal securities and the income they pay can occur at any time. The yield and share prices of the Fund can change daily based on changes in interest rates and market conditions and in response to other economic events.

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     Unless this prospectus or the Statement of Additional Information states that an investment percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except for borrowing and investments in illiquid securities).

Municipal Securities.  Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local governments, financing specific projects or financing public facilities. These debt obligations are issued by the state governments, as well as their political subdivisions (such as cities, towns, and counties) and their agencies and authorities. The Fund buys municipal bonds and notes, tax-exempt commercial paper, certificates of participation in municipal leases and other debt obligations. Municipal securities generally are classified as general or revenue obligations. General obligations are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are bonds whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. Some revenue obligations are private activity bonds that pay interest that may be a tax preference item for investors subject to the federal alternative minimum tax. The Fund selects investments without regard to this type of tax treatment.

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Additionally, there are times when an issuer will pledge its taxing power to offer additional security to a revenue bond. These securities are sometimes called "double-barreled bonds."

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The Fund can buy both long-term and short-term municipal securities. Long-term securities have a maturity of more than one year. The Fund generally focuses on longer-term securities to seek higher income.

      Arizona municipal securities are municipal securities that are not subject (in the opinion of bond counsel to the issuer at the time they are issued) to federal and Arizona individual income tax. The term "Arizona municipal securities" also includes debt securities of the governments of certain possessions, territories and commonwealths of the United States if the interest is not subject to federal and Arizona individual income tax. For additional discussion of the special considerations relating to the Fund's investments in Arizona and the U.S. territories, commonwealths and possessions, see the Statement of Additional Information. Some debt securities, such as zero-coupon securities, do not pay current interest. Other securities may be subject to calls by the issuer (to redeem the debt) or to prepayment prior to their stated maturity.

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Municipal securities may be subject to the following risks:

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  Interest Rate Risk. Interest rate risk is the risk that rising interest rates, or an expectation of rising interest rates in the near future, will cause the values of the Fund's investments to decline. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. When interest rates rise, the decrease in values of outstanding debt securities may not be offset by higher income from new investments. When interest rates fall, the values of already-issued debt securities generally rise. However, when interest rates fall, the Fund's investments in new securities may be at lower yields and may reduce the Fund's income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change; thus, interest rate risk is usually greater for securities with longer maturities or durations. "Zero-coupon" or "stripped" securities may be particularly sensitive to interest rate changes. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.
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  Duration Risk. Duration risk is the risk that longer-duration debt securities are more likely to decline in price than shorter-duration debt securities, in a rising interest-rate environment. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. "Effective duration" attempts to measure the expected percentage change in the value of a bond or portfolio resulting from a change in prevailing interest rates. The change in the value of a bond or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond's value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the bond's value to increase 3%. The duration of a debt security may be equal to or shorter than the full maturity of a debt security.
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  Credit Risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. U.S. government securities generally have lower credit risks than securities issued by private issuers or certain foreign governments. If an issuer fails to pay interest, the Fund's income might be reduced, and if an issuer fails to repay principal, the value of the security might fall and the Fund could lose the amount of its investment in the security. The extent of this risk varies based on the terms of the particular security and the financial condition of the issuer. A downgrade in an issuer's credit rating or other adverse news about an issuer, for any reason, can reduce the market value of that issuer's securities.
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  Credit Spread Risk. Credit spread risk the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund's lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.
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  Extension Risk. Extension risk is the risk that, if interest rates rise rapidly, repayments of principal on certain debt securities may occur at a slower rate than expected, and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value.
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  Reinvestment Risk. Reinvestment risk is the risk that when interest rates fall, the Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds.
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  Prepayment Risk. Certain fixed-income securities are subject to the risk of unanticipated prepayment. Prepayment risk is the risk that, when interest rates fall, the issuer will redeem the security prior to the security's expected maturity, or that borrowers will repay the loans that underlie these fixed-income securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security's price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.
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U.S. Territories, Commonwealths and Possessions. The Fund also invests in obligations of the governments of the U.S. territories, commonwealths and possessions such as Puerto Rico, the U.S. Virgin Islands, Guam and the Northern Mariana Islands to the extent such obligations are exempt from state income taxes.  Accordingly, the Fund may be adversely affected by local political, economic and social conditions and developments within these U.S. territories, commonwealths and possessions affecting the issuers of such obligations. A discussion of the special considerations relating to the Fund's municipal obligations and other factors or economic conditions in those territories, commonwealths or possessions is provided in an Appendix to the Statement of Additional Information.

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     Significant Investment in Puerto Rico Municipal Securities. As of its most recent fiscal year-end, the Fund invested a significant percentage of its total assets in Puerto Rican municipal securities, which are exempt from federal, state, and, where applicable, local income taxes. The Sub-Adviser expects the Fund to remain invested in municipal securities issued in Puerto Rico, subject to market, economic and political conditions. Like many U.S. states and municipalities, Puerto Rico experienced a significant downturn during the recent recession. Puerto Rico continues to face significant fiscal challenges, including persistent government deficits, underfunded public pension benefit obligations, underfunded government retirement systems, sizable debt service obligations and a high unemployment rate. As a result of Puerto Rico's challenging economic and fiscal environment, many ratings organizations have downgraded a number of securities issued in Puerto Rico or placed them on "negative watch"; the Fund holds some of these securities. If the economic situation in Puerto Rico persists or worsens, the volatility, credit quality and performance of the Fund could be adversely affected.

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Tax-Exempt Commercial Paper.  Tax-exempt commercial paper is a short-term obligation with a stated maturity of usually 270 days or less. It is issued by state and local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing. While tax-exempt commercial paper is intended to be repaid from general revenues or refinanced, it frequently is backed by a letter of credit, lending arrangement, note, repurchase agreement or other credit facility agreement offered by a bank or financial institution. Because tax-exempt issuers may constantly reissue their commercial paper and use the proceeds (or other sources) to repay maturing paper, the commercial paper of a tax-exempt issuer that is unable to continue to obtain liquidity in that manner may default. There may be a limited secondary market for issues of tax-exempt commercial paper.

Municipal Lease Obligations. Municipal leases are used by state and local governments to obtain funds to acquire land, equipment or facilities. The Fund can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations. Most municipal leases, while secured by the leased property, are not general obligations of the issuing municipality. They often contain "non-appropriation" clauses under which the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis.

If the municipal government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable. Although the obligation may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to recover the original investment. Some lease obligations may not have an active trading market, making it difficult for the Fund to sell them quickly at an acceptable price.

Tobacco Related Bonds. The Fund may invest in two types of tobacco related bonds: (i) tobacco settlement revenue bonds, for which payments of interest and principal are made solely from a state's interest in the Master Settlement Agreement ("MSA") and (ii) tobacco bonds subject to a state's appropriation pledge, for which payments may come from both the MSA revenue and the applicable state's appropriation pledge.

  Tobacco Settlement Revenue Bonds. For purposes of the Fund's industry concentration policy, the Fund may invest up to 25% of its total assets in tobacco settlement revenue bonds. Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the MSA, a litigation settlement agreement reached out of court in November 1998 between 46 states and six other U.S. jurisdictions and the four largest U.S. tobacco manufacturers at that time. Subsequently, a number of smaller tobacco manufacturers signed on to the MSA, which provides for annual payments by the manufacturers to the states and other jurisdictions in perpetuity. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share and each state receives a fixed percentage of the payment.

     A number of states have securitized the future flow of those payments by selling bonds, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flows from the tobacco manufacturers. Annual payments on the bonds, and thus the risk to the Fund, are highly dependent on the receipt of future settlement payments. The amount of future settlement payments is dependent on many factors including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers could also cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments, which could affect the Fund's net asset value.

     The MSA and tobacco manufacturers have been and continue to be subject to various legal claims, including challenges by participating tobacco manufacturers regarding the amount of annual payments owed under the MSA, and an adverse outcome could affect the payment streams associated with the MSA or cause delays or reductions in bond payments. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges. The Statement of Additional Information contains more detailed information about the litigation related to the tobacco industry and the MSA.

    "Subject to Appropriation" (STA) Tobacco Bonds. In addition to the tobacco settlement bonds discussed above, the Fund also may invest in tobacco related bonds that are subject to a state's appropriation pledge ("STA Tobacco Bonds"). STA Tobacco Bonds rely on both the revenue source from the MSA and a state appropriation pledge. These STA Tobacco Bonds are part of a larger category of municipal bonds that are subject to state appropriation. Although specific provisions may vary among states, "government appropriation" or "subject to appropriation" bonds (also referred to as "appropriation debt") are typically payable from two distinct sources: (i) a dedicated revenue source such as a municipal enterprise, a special tax or, in the case of tobacco bonds, the MSA funds, and (ii) from the issuer's general funds.

     Appropriation debt differs from a state's general obligation debt in that general obligation debt is backed by the state's full faith, credit and taxing power, while appropriation debt requires the state to pass a specific periodic appropriation to pay interest and/or principal on the bonds. The appropriation is usually made annually. While STA Tobacco Bonds offer an enhanced credit support feature, that feature is generally not an unconditional guarantee of payment by a state and states generally do not pledge the full faith, credit or taxing power of the state. The Fund considers STA Tobacco Bonds to be "municipal securities" for purposes of its concentration policies.

Municipal Sector Concentration. While the Fund's fundamental policies do not allow it to concentrate its investments (that is, to invest more than 25% of its total assets) in a single industry, certain types of municipal securities are not considered a part of any "industry" under that policy.  Examples of these types of municipal securities include:  general obligation, government appropriation, municipal leases, special assessment and special tax bonds.  Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities, which may finance similar types of projects or from which the interest is paid from revenues of similar types of projects.  "Similar types of projects" are projects that are related in such a way that economic, business or political developments tend to have the same impact on each similar project.  For example, a change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining economic need for the project, would likely affect all similar projects, thereby increasing market risk.  Thus, market or economic changes that affect a security issued in connection with one project also would affect securities issued in connection with similar types of projects.

Although these types of municipal securities may be related to certain industries, because they are issued by governments or their political subdivisions, these types of municipal securities are not considered a part of any industry for purposes of the Fund's industry concentration policy.

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Land-Secured or "Dirt" Bonds (Special Tax or Special Assessment Bonds). The Fund can invest more than 25% of its total assets in municipal securities for similar types of projects that are issued in connection with special taxing districts that are organized to plan and finance infrastructure development to induce residential, commercial and industrial growth and redevelopment. The bonds financed by these methods, such as tax assessment, special tax or tax increment financing generally are payable solely from taxes or other revenues attributable to the specific projects financed by the bonds without recourse to the credit or taxing power of related or overlapping municipalities. These projects often are exposed to real estate development-related risks, such as the failure of property development, availability of financing, extended vacancies of properties, increased competition, limitations on rents, changes in neighborhood values and the demand of properties to tenants, and changes in interest rates. These real estate risks may be heightened in the event that these projects are in foreclosure. Additionally, upon foreclosure the Fund may pay certain maintenance or operating expenses or taxes relating to such projects. These expenses may increase the overall expenses of the Fund and reduce its returns.

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In addition, these projects can have more taxpayer concentration risk than general tax-supported bonds, such as general obligation bonds. Further, the fees, special taxes, or tax allocations and other revenues that are established to secure such financings generally are limited as to the rate or amount that may be levied or assessed and are not subject to increase pursuant to rate covenants or municipal or corporate guarantees. The bonds could default if development failed to progress as anticipated or if larger taxpayers failed to pay the assessments, fees and taxes as provided in the financing plans of the projects.

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Ratings of Municipal Securities the Fund Buys. The Sub-Adviser may rely to some extent on credit ratings by nationally recognized statistical rating organizations in evaluating the credit risk of securities selected for the Fund's portfolio.  Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk.  Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

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Rating organizations might not change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer's ability to make timely payments on its obligations. In selecting securities for its portfolio and evaluating their income potential and credit risk, the Fund does not rely solely on ratings by rating organizations but evaluates business, economic and other factors affecting issuers as well. Many factors affect an issuer's ability to make timely payments, and the credit risk of a particular security may change over time. The Sub-Adviser also may use its own research and analysis to assess those risks. If a bond is insured, it will usually be rated by the rating organizations based on the financial strength of the insurer. The rating categories are described in an Appendix to the Statement of Additional Information.

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Most of the municipal securities the Fund buys are "investment-grade" at the time of purchase. "Investment-grade" securities are those rated within the four highest rating categories of Standard & Poor's, Moody's, Fitch or another nationally recognized statistical rating organization (or, in the case of unrated securities, determined by the Sub-Adviser to be comparable to securities rated investment-grade). While securities rated within the fourth highest category by Standard & Poor's (meaning BBB+, BBB or BBB-) or by Moody's (meaning Baa1, Baa2 or Baa3) are considered "investment-grade," they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the Sub-Adviser uses the highest rating assigned.

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Risks of Below-Investment-Grade Securities. Below-investment-grade securities (also referred to as "junk bonds") generally have higher yields than securities rated in the higher rating categories but also have higher risk profiles. Below-investment-grade securities are considered to be speculative and entail greater risk with respect to the ability of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than investment-grade rated securities, especially during times of weakening economic conditions or rising interest rates. These additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund's net asset value may be affected by declines in the value of lower-grade securities. The major risks of below-investment-grade securities include:

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  Prices of below-investment-grade securities are subject to extreme price fluctuations, even under normal market conditions. Adverse changes in an issuer's industry and general economic conditions may have a greater impact on the prices of below-investment-grade securities than on the prices of higher-rated fixed-income securities.
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  Below-investment-grade securities may be issued by less creditworthy issuers and may be more likely to default than investment-grade securities. Issuers of below-investment-grade securities may have more outstanding debt relative to their assets than issuers of higher-grade securities. Issuers of below-investment-grade securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.
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  In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of below-investment-grade securities holders.
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  Below-investment-grade securities may be less liquid than higher rated fixed-income securities, even under normal market conditions. There are fewer dealers in the below-investment-grade securities market and there may be significant differences in the prices quoted by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund's securities than is the case with securities trading in a more liquid market.
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  Below-investment-grade securities typically contain redemption provisions that permit the issuer of the securities containing such provisions to redeem the securities at its discretion. If the issuer redeems below-investment-grade securities, the Fund may have to invest the proceeds in securities with lower yields and may lose income.
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  Below-investment-grade securities markets may be more susceptible to real or perceived adverse credit, economic, or market conditions than higher rated securities.
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     The Fund can invest up to 25% of its total assets in below-investment-grade securities. This restriction is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been downgraded or, in case of an unrated security, after the Fund's Sub-Adviser has changed its assessment of the security's credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund's holdings of below-investment-grade securities to exceed, at times significantly, this restriction for an extended period of time.  Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund's exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk.  If the Fund has more than 25% of its total assets invested in below-investment-grade securities, the Sub-Adviser will not purchase additional below-investment-grade securities until the level of holdings in those securities no longer exceeds the restriction.

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     Unrated Securities. Because the Fund purchases securities that are not rated by any nationally recognized statistical rating organization, the Sub-Adviser may internally assign ratings to those securities, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Sub-Adviser's credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered "investment-grade" or "below-investment-grade" if judged by the Sub-Adviser to be comparable to rated investment-grade or below-investment-grade securities. The Sub-Adviser's rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.

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In evaluating the credit quality of a particular security, whether rated or unrated, the Sub-Adviser will normally take into consideration a number of factors including, but not limited to, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer's sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer's management, and regulatory factors affecting the issuer or the particular facility.

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A reduction in the rating of a security after the Fund buys it will not require the Fund to dispose of the security. However, the Sub-Adviser will evaluate such downgraded securities to determine whether to keep them in the Fund's portfolio.

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Taxability Risk. The Fund's investments in municipal securities rely on the opinion of the issuer's bond counsel that the interest paid on those securities will not be subject to federal and state income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable and the Fund's dividends with respect to that bond might be subject to federal income tax.   In addition, income from tax-exempt municipal securities could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, state tax authorities, or a court, or the non-compliant conduct of a bond issuer.

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Borrowing and Leverage.   The Fund can borrow from banks, a technique referred to as "leverage," in amounts up to one-third of the Fund's total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing securities believed to be desirable by the Sub-Adviser when available, funding amounts necessary to unwind or "collapse" trusts that issued "inverse floaters" to the Fund (an investment vehicle used by the Fund as described in this prospectus), or to contribute to such trusts to enable them to meet tenders of their other securities by the holders. The Fund currently participates in a line of credit with other Oppenheimer funds for those purposes.  The Fund may also borrow to meet redemption obligations or for temporary and emergency purposes.

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Borrowing for leverage will subject the Fund to greater costs (for interest payments to the lender, origination fees and related expenses) than funds that do not borrow for leverage and these other purposes.  The interest on borrowed money is an expense that might reduce the Fund's yield, especially if the cost of borrowing to buy securities exceeds the yield on the securities purchased with the proceeds of a loan.  Using leverage may also make the Fund's share price more sensitive, i.e. volatile, to interest rate changes than if the Fund did not use leverage due to the tendency to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.  The use of leverage may also cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements under the Investment Company Act of 1940.

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Derivative Investments. The Fund can invest in different types of "derivative" instruments that are consistent with its investment strategies. A derivative is an instrument whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Inverse floaters are the primary type of derivative the Fund can use.

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Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security, obligor or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. For some derivatives, it is possible to lose more than the amount invested in the derivative investment. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. Certain derivative investments held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and can increase portfolio turnover. Derivatives are subject to credit risk, since the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. As a result of these risks, the Fund could realize little or no income or lose money from the investment, or the use of a derivative for hedging might be unsuccessful.

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In addition, under U.S. financial reform legislation enacted in 2010 and currently being implemented, certain over-the-counter derivatives, including certain interest rate swaps and certain credit default swaps, are (or soon will be) required to be executed on a regulated market and cleared through a central clearing house counterparty, which may result in increased margin requirements and costs for a fund. It is unclear how these regulatory changes will affect counterparty risk, and entering into a derivative transaction with a central clearing house counterparty may entail further risks and costs, including the counterparty risk of the central clearing house counterparty and the futures commission merchant through which the fund accesses the clearing house.

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The Fund may use derivatives to seek income or capital gain to hedge against the risks of other investments. Derivatives may allow the Fund to increase or decrease its exposure to certain markets or risks. Examples include, but are not limited to, interest rate swaps or municipal bond swaps. While the Fund may use derivatives for hedging purposes, it typically does not use hedging instruments, such as options, to hedge investment risks.

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Inverse Floaters. The Fund may invest in inverse floaters to seek greater income and total return. Inverse floaters, under ordinary circumstances, offer higher yields and thus provide higher income than fixed-rate municipal bonds of comparable maturity and credit quality. During periods of rising interest rates, the market values of inverse floaters will tend to decline more quickly than those of fixed rate securities.

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An inverse floater is created as part of a "tender option bond" transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the "underlying municipal bond") to a broker dealer (the "sponsor"). The sponsor creates a trust (the "Trust") into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and the inverse floater, representing a residual, subordinate interest in the underlying municipal bond, to the Fund. The proceeds of the sale of the bond by the Fund remaining after it buys the inverse floater can be used for any purpose. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the "purchase price") periodically, usually daily or weekly. A remarketing agent for the Trust (typically an affiliate of the sponsor) is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

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The Fund may also purchase an inverse floater created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust.

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Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust's administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floater. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floater.

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Typically, the terms of an inverse floater grant the Fund, as holder, the right to voluntarily terminate the Trust and to obtain the underlying municipal bond. To do so, the Fund would generally need to pay the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust. Through the exercise of such right, the Fund can "collapse" the Trust, terminate its investment in the related inverse floater and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floater or (ii) a principal amount of the inverse floater held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund's investment exposure to the underlying municipal bond.

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The Fund's investments in inverse floaters involve certain risks. As short-term interest rates rise, inverse floaters produce less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, inverse floaters produce more current income. Thus, if short-term interest rates rise after the issuance of the inverse floater, any yield advantage to the Fund is reduced and may be eliminated. All inverse floaters entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities.

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The value of, and income earned on, an inverse floater that has a higher degree of leverage (represented by a larger outstanding principal amount of related short-term floating rate securities relative to the par value of the underlying municipal bond) will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floater having a lower degree of leverage. Changes in the value of an inverse floater will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate security increases the sensitivity of an inverse floater to changes in interest rates and to the market value of the underlying municipal bond. An inverse floater can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or "collapse" of a Trust upon the occurrence of certain adverse events, usually referred to as "mandatory tender events" or "tender option termination events." These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase. Following such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floater, with the holder of the inverse floater (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that holders of the short-term floating rates securities receive the purchase price for their securities in connection with such termination of the Trust, in which instance the Fund may have an obligation to reimburse the liquidity provider, as described below). The sale of the underlying bond following such an event could be at an adverse price that might result in the loss by the Fund of a substantial portion, or even all, of its investment in the related inverse floater.

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The Fund may enter into shortfall/reimbursement agreements with the liquidity provider in connection with certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a "mandatory tender event." In connection with such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. The Sub-Adviser monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in related inverse floaters, if it deems it appropriate to do so.

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Accounting Treatment of Inverse Floaters. When the Fund creates an inverse floater in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities (but does not separately include the related inverse floater on either). The Fund also includes a liability on its Statement of Assets and Liabilities equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund's Statement of Operations, while interest payable on the related short-term floating rate securities is recorded as interest expense (which affects the Fund's annual operating expenses, shown earlier in this prospectus). As mentioned above, the Fund may also purchase an inverse floater created as part of a tender option bond transaction when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floater related to such transaction on its Statement of Investments and interest on the security is recorded as investment income on the Fund's Statement of Operations.

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Floating Rate/Variable Rate Obligations. Some municipal securities have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals. Floating rates are automatically adjusted according to a specified market rate for those investments, such as, for example, the percentage of LIBOR, the SIFMA Municipal Swap Index or the percentage of the prime rate of a bank. These obligations may be secured by bank letters of credit or other credit support arrangements. Inverse floaters, discussed in this prospectus, are a type of variable rate obligation.

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Other Investment Strategies and Risks. The Fund can also use the investment techniques and strategies described below. The Fund might not use all of these techniques or strategies or might only use them from time to time.

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        To seek a higher yield, the Fund also can invest in municipal securities other than those of its state. Although any interest from those securities generally would be exempt from federal taxation, any such interest may be subject to the Fund's state personal income tax. The Fund does not expect to invest a significant portion of its assets in securities that are not exempt from its state's personal income tax.

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When-Issued and Delayed-Delivery Transactions. The Fund may purchase municipal securities on a "when-issued" basis and may purchase or sell such securities on a "delayed-delivery" basis. "When-issued" or "delayed-delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. During the period between the purchase and the settlement dates, the buyer makes no payment for the security and receives no interest. When-issued or delayed-delivery securities the Fund buys are subject to changes in value as a result of market fluctuations during that period and the value of the security on the delivery date may be more or less than the Fund paid. The Fund may lose money if the value of the security has declined below the purchase price.

Percentage of LIBOR Notes (PLNs). The Fund may invest in Percentage of LIBOR Notes ("PLNs") which are variable rate municipal securities based on the London Interbank Offered Rate ("LIBOR"), a widely used benchmark for short-term interest rates and used by banks for interbank loans with other banks. A PLN typically pays interest based on a percentage of a LIBOR rate for a specified time plus an established yield premium. Due to their variable rate features, PLNs will generally pay higher levels of income in a rising short-term interest rate environment and lower levels of income as short-term interest rates decline. In times of substantial market volatility, however, PLNs may not perform as anticipated. The value of a PLN also may decline due to other factors, such as changes in credit quality of the underlying bond.

 The Fund's ability to engage in transactions using PLNs may be limited due to market factors. There is no assurance that a liquid secondary market will exist for any particular PLN or at any particular time, and so the Fund may not be able to close a position in a PLN when it is advantageous to do so. The Fund may also transfer a PLN to a sponsor to create an inverse floater, which may further increase the volatility of the market value of a PLN or the inverse floater.

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Defaulted Securities. The Fund may purchase defaulted securities if the Sub-Adviser believes that there is potential for resumption of income payments or realization of income on the sale of the securities or the collateral or other advantageous developments appear likely in the near future. Notwithstanding the Sub-Adviser's belief about the resumption of income payments or realization of income, the purchase of defaulted securities is highly speculative and involves a high degree of risk, including the risk of a substantial or complete loss of the Fund's investment. Defaulted securities are subject to the Fund's limitation on holding below-investment-grade securities. The Sub-Adviser does not expect that this will be a significant investment strategy of the Fund.

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Zero-Coupon Securities. The Fund can invest without limit in zero-coupon securities.  These debt obligations do not pay interest prior to their maturity date or else they do not start to pay interest at a stated coupon rate until a future date. They are issued and traded at a discount from their face amount. The discount varies as the securities approach their maturity date (or the date interest payments are scheduled to begin). When interest rates change, zero-coupon securities are subject to greater fluctuations in their value than securities that pay current interest. The Fund accrues the discount on zero-coupon bonds as tax-free income on a current basis. The Fund may have to pay out the imputed income on zero-coupon securities without receiving actual cash payments currently.

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Illiquid Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Sub-Adviser monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings.

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The Fund will not invest more than 15% of its net assets in illiquid securities.

Taxable Investments. The Fund can invest up to 20% of its net assets (plus borrowings for investment purposes) in investments that generate income subject to income taxes. Taxable investments include, for example, hedging instruments, repurchase agreements, and many of the types of securities the Fund would buy for temporary defensive purposes. The Fund does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies.

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Temporary Defensive and Interim Investments. For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its total assets in investments that may be inconsistent with the Fund's principal investment strategies. Generally, the Fund would invest in short-term municipal securities, but could also invest in U.S. government securities or highly-rated corporate debt securities. The Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of Fund shares or the sale of Fund portfolio securities or to meet anticipated redemptions of Fund shares. The income from some temporary defensive investments may not be tax-exempt, and therefore to the extent the Fund invests in these securities, it might not achieve its investment objective.

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Portfolio Turnover. A change in the securities held by the Fund is known as "portfolio turnover." The Fund may engage in active and frequent trading to try to achieve its investment objective and may have a portfolio turnover rate of over 100% annually. Increased portfolio turnover may result in higher brokerage fees or other transaction costs, which can reduce performance. However, the Fund ordinarily incurs little or no brokerage expense because most of the Fund's portfolio transactions are principal trades that do not require payment of brokerage commission. If the Fund realizes capital gains when it sells investments, it generally must pay those gains to shareholders, increasing its taxable distributions. The Financial Highlights table at the end of this prospectus shows the Fund's portfolio turnover rates during past fiscal years.

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Conflicts of Interest. The investment activities of the Manager, the Sub-Adviser and their affiliates in regard to other accounts they manage may present conflicts of interest that could disadvantage the Fund and its shareholders. The Manager, the Sub-Adviser or their affiliates may provide investment advisory services to other funds and accounts that have investment objectives or strategies that differ from, or are contrary to, those of the Fund. That may result in another fund or account holding investment positions that are adverse to the Fund's investment strategies or activities. Other funds or accounts advised by the Manager, the Sub-Adviser or their affiliates may have conflicting interests arising from investment objectives that are similar to those of the Fund. Those funds and accounts may engage in, and compete for, the same types of securities or other investments as the Fund or invest in securities of the same issuers that have different, and possibly conflicting, characteristics. The trading and other investment activities of those other funds or accounts may be carried out without regard to the investment activities of the Fund and, as a result, the value of securities held by the Fund or the Fund's investment strategies may be adversely affected. The Fund's investment performance will usually differ from the performance of other accounts advised by the Manager, the Sub-Adviser or their affiliates and the Fund may experience losses during periods in which other accounts they advise achieve gains. The Manager and the Sub-Adviser have adopted policies and procedures designed to address potential identified conflicts of interest, however, such policies and procedures may also limit the Fund's investment activities and affect its performance.

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Changes to the Fund's Investment Policies. The Fund's fundamental investment policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares; however, the Fund's Board can change non-fundamental policies without a shareholder vote. Significant policy changes will be described in supplements to this prospectus. The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Fund's Statement of Additional Information. An investment policy is not fundamental unless this prospectus or the Statement of Additional Information states that it is.

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Portfolio Holdings.  The Fund's portfolio holdings are included in its semi-annual and annual reports that are distributed to its shareholders within 60 days after the close of the applicable reporting period. The Fund also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which are public filings that are required to be made with the Securities and Exchange Commission within 60 days after the end of the Fund's first and third fiscal quarters. Therefore, the Fund's portfolio holdings are made publicly available no later than 60 days after the end of each of its fiscal quarters. In addition, the Fund's portfolio holdings information, as of the end of each calendar month, may be posted and available on the Fund's website no sooner than 30 days after the end of each calendar month.

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A description of the Fund's policies and procedures with respect to the disclosure of its portfolio holdings is available in the Fund's Statement of Additional Information.

How the Fund is Managed

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THE MANAGER AND THE SUB-ADVISER. OFI Global Asset Management, Inc., the Manager, is a wholly-owned subsidiary of OppenheimerFunds, Inc. The Manager oversees the Fund's investments and its business operations. OppenheimerFunds, Inc., the Sub-Adviser, chooses the Fund's investments and provides related advisory services. The Manager carries out its duties, subject to the policies established by the Fund's Board, under an investment advisory agreement with the Fund that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business. The Sub-Adviser has a sub-advisory agreement with the Manager and is paid by the Manager.

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The Manager has been an investment adviser since 2012. The Sub-Adviser has been an investment adviser since 1960. The Manager and the Sub-Adviser are located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

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Advisory Fees.  Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional asset as the Fund grows: 0.55% of the first $500 million of average annual net assets, 0.50% of the next $500 million, 0.45% of the next $500 million and 0.40% of the average annual net assets over $1.5 billion, calculated on the daily net assets of the Fund. Under the sub-advisory agreement, the Manager pays the Sub-Adviser a percentage of the net investment advisory fee (after all applicable waivers) that it receives from the Fund as compensation for the provision of the investment advisory services. The Fund's advisory fee for the fiscal year ended March 31, 2013 was 0.55% of average annual net assets, before any applicable waivers.

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After discussions with the Fund's Board of Trustees, the Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" (excluding (i) interest and fees from borrowing, interest and related expenses from inverse floaters, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles; (iii) certain other expenses attributable to, and incurred as a result of, a Fund's investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund's business) to annual rates of 0.80% for Class A, 1.55% for Class B and Class C, and 0.80% for Class Y, as calculated on the daily net assets of the Fund. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of this prospectus.

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The Total Annual Fund Operating Expenses shown in the Annual Fund Operating Expenses table earlier in this prospectus include certain interest and related expenses from the Fund's investment in inverse floaters. Under accounting rules, the Fund recognized additional income in an amount that offsets those expenses. Therefore, the Fund's total expenses and net asset values were not affected. If the interest and related expenses from the Fund's investment in inverse floaters were excluded (after applying the Manager's voluntary fee waiver/reimbursement), the expense ratios for the Fund would be 0.90% for Class A, 1.65% for Class B and Class C, and 0.81% for Class Y. The Fund's annual operating expenses may vary in future years.

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A discussion regarding the basis for the Board of Trustees' approval of the investment advisory arrangements for the Fund is available in the Fund's Semi-Annual Report to shareholders for the period ended September 30, 2012.

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Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals, including Daniel G. Loughran, CFA, Scott S. Cottier, CFA, Troy E. Willis, J.D., CFA, Mark R. DeMitry, CFA, Michael L. Camarella, CFA, Charles S. Pulire, CFA, and Elizabeth S. Mossow, CFA, who are primarily responsible for the day-to-day management of the Fund's investments. Messrs. Loughran, Cottier and Willis have each been portfolio managers and Vice Presidents of the Fund since its inception. Mr. DeMitry has been a portfolio manager of the Fund since inception and a Vice President of the Fund since June 2009.  Mr. Camarella has been a portfolio manager of the Fund since January 2008 and a Vice President of the Fund since June 2009.  Mr. Pulire has been a portfolio manager of the Fund since December 2010 and a Vice President of the Fund since September 2011. Mrs. Mossow has been an associate portfolio manager of the Fund since July 2013.

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Mr. Loughran has been a Senior Vice President of the Sub-Adviser since July 2007 and a Senior Portfolio Manager of the Sub-Adviser since December 2001.  He was a Vice President of the Sub-Adviser from April 2001 to June 2007.  Mr. Loughran is a team leader, a portfolio manager, an officer, and a trader for the Fund and other Oppenheimer funds.

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Mr. Cottier has been a Vice President and Senior Portfolio Manager of the Sub-Adviser since September 2002.  Mr. Cottier is a portfolio manager, an officer, and a trader for the Fund and other Oppenheimer funds.

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Mr. Willis has been a Vice President of the Sub-Adviser since July 2009 and a Senior Portfolio Manager of the Sub-Adviser since January 2006.  He was an Assistant Vice President of the Sub-Adviser from July 2005 to June 2009 and an Associate Portfolio Manager of the Sub-Adviser from June 2003 to December 2005.  Mr. Willis is a portfolio manager, an officer, and a trader for the Fund and other Oppenheimer funds.

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Mr. DeMitry has been a Vice President and Senior Portfolio Manager of the Sub-Adviser since July 2009.  He was an Associate Portfolio Manager with the Sub-Adviser from September 2006 to June 2009.  He was a Research Analyst with the Sub-Adviser from June 2003 to August 2006. He was a Credit Analyst with the Sub-Adviser from July 2001 to May 2003. Mr. DeMitry is a portfolio manager, an officer and a trader for the Fund and other Oppenheimer funds.

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Mr. Camarella has been a Vice President and Senior Portfolio Manager of the Sub-Adviser since January 2011. He was an Assistant Vice President of the Sub-Adviser from July 2009 to December 2010 and an Associate Portfolio Manager with the Sub-Adviser from January 2008 to December 2010. He was a Research Analyst with the Sub-Adviser from April 2006 to December 2007. He was a Credit Analyst with the Sub-Adviser from June 2003 to March 2006. Mr. Camarella is a portfolio manager, an officer and a trader for the Fund and other Oppenheimer funds.

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Mr. Pulire has been a Vice President and Senior Portfolio Manager of the Sub-Adviser since February 2013.  He was an Assistant Vice President and an Associate Portfolio Manager of the Sub-Adviser from December 2010 to January 2013. He was a Research Analyst with the Sub-Adviser from February 2008 to November 2010 and was a Credit Analyst with the Sub-Adviser from May 2006 to January 2008. Mr. Pulire is a portfolio manager, an officer and a trader for the Fund and other Oppenheimer funds.

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Mrs. Mossow has been an Assistant Vice President of the Sub-Adviser since January 2011 and an Associate Portfolio Manager of the Sub-Adviser since June 2013.  She was a Portfolio Research Analyst of the Sub-Adviser from June 2011 to June 2013 and was a Credit Analyst of the Sub-Adviser from May 2007 to May 2011. She was a Risk Management Analyst at Manning & Napier Associates from September 2006 to May 2007 and was an Analyst/Trading Assistant at The Baupost Group from August 2000 to March 2006. Mrs. Mossow is a portfolio manager and a trader for the Fund and other Oppenheimer funds.

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     The Statement of Additional Information provides additional information about portfolio manager compensation, other accounts managed and ownership of Fund shares.

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MORE ABOUT YOUR ACCOUNT

About Your Account

Where Can You Buy Fund Shares? Oppenheimer funds may be purchased either directly or through a variety of "financial intermediaries" that offer Fund shares to their clients. Financial intermediaries include securities dealers, financial advisers, brokers, banks, trust companies, insurance companies and the sponsors of fund "supermarkets," fee-based advisory or wrap fee programs.

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What Classes of Shares Does the Fund Offer? The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will usually have different share prices. When you buy shares, be sure to specify the class of shares you wish to purchase. If you do not choose a class, your investment will be made in Class A shares. Class B shares are no longer offered for new purchases.
Class A Shares. If you buy Class A shares, you will pay an initial sales charge on investments up to $1 million for regular accounts or lesser amounts if you qualify for certain fee waivers. The amount of the sales charge will vary depending on the amount you invest. The sales charge rates for different investment amounts are listed in "About Class A Shares" below.
Class B Shares. If you purchased Class B shares, you did not pay a sales charge at the time of purchase, but you pay an annual asset-based sales charge (distribution fee) over a period of approximately six years. If you sell your shares within six years after buying them, you will normally pay a contingent deferred sales charge. The amount of the contingent deferred sales charge varies depending on how long you own your shares.   Effective after June 29, 2012, Class B shares are no longer offered for new purchases. Any investments for existing Class B share accounts will be made in Class A shares of Oppenheimer Money Market Fund. See "About Class B Shares" below.
 Class C Shares. If you buy Class C shares, you will pay no sales charge at the time of purchase, but you will pay an ongoing asset-based sales charge (distribution fee). If you sell your shares within 12 months after buying them, you will normally pay a contingent deferred sales charge of 1.00%, as described in "About Class C Shares" below.
Class Y Shares. Class Y shares are offered only to certain institutional investors that have a special agreement with the Distributor and to present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. See "About Class Y Shares" below.

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Certain sales charge waivers may apply to purchases or redemptions of Class A, Class B, or Class C shares. More information about those waivers is available in the Fund's Statement of Additional Information, or by clicking on the hyperlink "Sales Charge Waivers" under the heading "Fund Information" on the OppenheimerFunds website at "www.oppenheimerfunds.com."

What is the Minimum Investment? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments with as little as $50. The minimum additional investment requirement does not apply to reinvested dividends from the Fund or from other Oppenheimer funds or to omnibus account purchases. A $25 minimum applies to additional investments through an Asset Builder Plan, an Automatic Exchange Plan or a government allotment plan established before November 1, 2002. Reduced initial minimums are available in certain circumstances, including under the following investment plans:

  For an Asset Builder Plan or Automatic Exchange Plan or a government allotment plan, the minimum initial investment is $500.
  For certain fee based programs that have an agreement with the Distributor, a minimum initial investment of $250 applies.
  The minimum purchase amounts listed do not apply to omnibus accounts.

Minimum Account Balance. A $12 annual "minimum balance fee" is assessed on Fund accounts with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September. See the Statement of Additional Information for information about the circumstances under which this fee will not be assessed. Small accounts may be involuntarily redeemed by the Fund if the value has fallen below $500 for reasons other than a decline in the market value of the shares.

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Choosing a Share Class.  Once you decide that the Fund is an appropriate investment for you, deciding which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. The Fund's operating costs that apply to a share class and the effect of the different types of sales charges on your investment will affect your investment results over time. For example, expenses such as the distribution or service fees will reduce the net asset value and the dividends on share classes that are subject to those expenses.

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Two of the factors to consider are how much you plan to invest and, while future financial needs cannot be predicted with certainty, how long you plan to hold your investment. For example, with larger purchases that qualify for a reduced initial sales charge on Class A shares, the effect of paying an initial sales charge on purchases of Class A shares may be less over time than the effect of the distribution fees on other share classes. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate each of the factors to see if you should consider a different class of shares.

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The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. These examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

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  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon, you should consider investing in Class C shares. That is because the effect of the initial sales charge on Class A shares may be greater than the effect of the ongoing asset-based sales charge on Class C shares over the short-term. The Class C contingent deferred sales charge does not apply to redemptions of shares held for more than one year.
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  Investing for the Longer Term. If you have a longer-term investment horizon, Class A shares may be more appropriate. That is because the effect of the ongoing asset-based sales charge on Class C shares might be greater than the effect of the initial sales charge on Class A shares, regardless of the amount of your investment.
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  Amount of Your Investment. Your choice will also depend on how much you plan to invest. If you plan to invest more than $100,000, and as your investment horizon increases, Class C shares might not be as advantageous as Class A shares. That is because the effect of the ongoing asset-based sales charge on Class C shares may be greater than the effect of the reduced front-end sales charge on Class A share purchases of $100,000 or more. If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares.
      The Distributor normally will not accept purchase orders from a single investor for $1 million or more of Class C shares. Dealers or other financial intermediaries are responsible for determining the suitability of a particular share class for an investor.

Are There Differences in Account Features That Matter to You? Some account features may not be available for all share classes. Other features may not be advisable because of the effect of the contingent deferred sales charge. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

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How Do Share Classes Affect Payments to Your Financial Intermediary? The Class B and Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge or contingent deferred sales charge on Class A shares: to compensate the Distributor for concessions and expenses it pays to brokers, dealers and other financial intermediaries for selling Fund shares. Those financial intermediaries may receive different compensation for selling different classes of shares. The Sub-Adviser or Distributor may also pay dealers or other financial intermediaries additional amounts from their own resources based on the value of Fund shares held by the intermediary for its own account or held for its customers' accounts. For more information about those payments, see "Payments to Financial Intermediaries and Service Providers" below.

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About Class A Shares. Class A shares are sold at their offering price, which is the net asset value of the shares (described below) plus, in most cases, an initial sales charge. The Fund receives the amount of your investment, minus the sales charge, to invest for your account. In some cases, Class A purchases may qualify for a reduced sales charge or a sales charge waiver, as described below and in the Statement of Additional Information.

The Class A sales charge rate varies depending on the amount of your purchase. A portion or all of the sales charge may be retained by the Distributor or paid to your broker, dealer or other financial intermediary as a concession. The current sales charge rates and concessions paid are shown in the table below. There is no initial sales charge on Class A purchases of $1 million or more, but a contingent deferred sales charge (described below) may apply.

Amount of Purchase	Front-End Sales Charge As a Percentage of Offering Price	Front-End Sales Charge As a Percentage of Net Amount Invested	Concession As a Percentage of Offering Price
Less than $50,000	4.75%	4.98%	4.00%
$50,000 or more but less than $100,000	4.50%	4.71%	4.00%
$100,000 or more but less than $250,000	3.50%	3.63%	3.00%
$250,000 or more but less than $500,000	2.50%	2.56%	2.25%
$500,000 or more but less than $1 million	2.00%	2.04%	1.80%

Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

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Reduced Class A Sales Charges. Under a "Right of Accumulation" or a "Letter of Intent" you may be eligible to buy Class A shares of the Fund at the reduced sales charge rate that would apply to a larger purchase. Purchases of "qualified shares" of the Fund and certain other Oppenheimer funds may be added to your Class A share purchases for calculating the applicable sales charge.

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Class A, Class B and Class C shares of most Oppenheimer funds (including shares of the Fund), and Class A, Class B, Class C, Class G and Class H units owned in adviser sold Section 529 plans, for which an affiliate of the Manager or the Distributor serves as the "Program Manager" or "Program Distributor" are "qualified shares" for satisfying the terms of a Right of Accumulation or a Letter of Intent. Purchases made by reinvestment of dividend or capital gain distributions are "qualified shares" for satisfying the terms of a Right of Accumulation, but are not "qualified shares" for satisfying the terms of a Letter of Intent. Purchases of Class N, Class Y or Class I shares of Oppenheimer funds, purchases under the "reinvestment privilege" described below, and purchases of Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on which a sales charge has not been paid do not count as "qualified shares" for Right of Accumulation or Letter of Intent purposes. The Fund reserves the right to modify or to cease offering these programs at any time.

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  Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making, you can add the value of qualified shares that you and your spouse currently own, and other qualified share purchases that you are currently making, to the value of your Class A share purchase of the Fund. The Distributor or the financial intermediary through which you are buying shares will determine the value of the qualified shares you currently own based on the greater of their current offering price or the amount you paid for the shares. For purposes of calculating that value, the Distributor will only take into consideration the value of shares owned as of December 31, 2007 and any shares purchased subsequently. The value of any shares that you have redeemed will not be counted.  In totaling your holdings, you may count shares held in:
    your individual accounts (including IRAs, 403(b) plans and eligible 529 plans), your joint accounts with your spouse,
    accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors.
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A fiduciary can apply a right of accumulation to all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer and Single K plans for the benefit of a sole proprietor).

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If you are buying shares directly from the Fund, you must inform the Distributor of your eligibility and holdings at the time of your purchase in order to qualify for the Right of Accumulation. If you are buying shares through a financial intermediary you must notify the intermediary of your eligibility for the Right of Accumulation at the time of your purchase.

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To count shares held in accounts at other firms, you may be requested to provide the Distributor or your current financial intermediary with a copy of account statements showing your current qualified share holdings. Shares purchased under a Letter of Intent may also qualify as eligible holdings under a Right of Accumulation.

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  Letter of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Distributor. A Letter of Intent is a written statement of your intention to purchase a specified value of qualified shares over a 13-month period. The total amount of your intended purchases will determine the reduced sales charge rate that will apply to your Class A share purchases during that period. You must notify the Distributor or your financial intermediary of any qualifying 529 plan purchases or purchases through other financial intermediaries.
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Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares. If you do not complete the anticipated purchases, you will be charged the difference between the sales charge that you paid and the sales charge that would apply to the actual value of shares you purchased. A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares – Letters of Intent" in the Fund's Statement of Additional Information for more complete information. You may also be able to apply the Right of Accumulation to purchases you make under a Letter of Intent.

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Class A Contingent Deferred Sales Charge. Although there is no initial sales charge on Class A purchases of shares of one or more of the Oppenheimer funds totaling $1 million or more, those Class A shares may be subject to a 0.75% contingent deferred sales charge if they are redeemed within an 18-month "holding period" measured from the beginning of the calendar month in which they were purchased (except for shares purchased in certain retirement plans). The "holding period" for shares purchased after February 5, 2012 will begin on the date of purchase. That sales charge will be calculated on the lesser of the original net asset value of the redeemed shares at the time of purchase or the aggregate net asset value of the redeemed shares at the time of redemption. The Class A contingent deferred sales charge does not apply to shares purchased by the reinvestment of dividends or capital gain distributions.

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The Distributor pays concessions from its own resources equal to 0.75% of Class A purchases of $1 million or more (other than purchases by certain retirement plans). The concession will not be paid on shares purchased by exchange or shares that were previously subject to a front-end sales charge and concession.

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About Class B Shares. Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within a six year "holding period" from the beginning of the calendar month in which they were purchased, a contingent deferred sales charge will be deducted from the redemption proceeds. The "holding period" for shares purchased after February 5, 2012 will begin on the date of purchase. Class B shares are also subject to an asset-based sales charge that is calculated daily based on an annual rate of 0.75%. The Class B contingent deferred sales charge and asset-based sales charge are paid to compensate the Distributor for providing distribution-related services to the Fund in connection with the sale of Class B shares.

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     Effective after June 29, 2012, Class B shares are no longer offered for new purchases. Dividend and/or capital gains distributions will continue to be made in Class B shares, and exchanges of Class B shares into and from other Oppenheimer funds and certain account transfers will be permitted.

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     Any investments for existing Class B share accounts will be made in Class A shares of Oppenheimer Money Market Fund.

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The amount of the Class B contingent deferred sales charge will depend on the number of years since you invested, according to the following schedule:

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Years Since Purchase Order was Accepted	Contingent Deferred Sales Charge on Redemptions in That Year (As % of Amount Subject to Charge)
0-1	5.0%
1-2	4.0%
2-3	3.0%
3-4	3.0%
4-5	2.0%
5-6	1.0%
More than 6	None
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In the table, a "year" is a 12-month period.

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Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares six years (72 months) after you purchase them. This conversion eliminates the Class B asset-based sales charge, however, the shares will be subject to the ongoing Class A fees and expenses. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert to Class A shares, all other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert.

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Effective after June 29, 2012, Class B shares are no longer offered for new purchases, however, current Class B shares will continue to mature and convert to Class A shares according to their established conversion schedule. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional Information.

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About Class C Shares. Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a 12 month "holding period" from the beginning of the calendar month in which they were purchased, a contingent deferred sales charge of 1.00% may be deducted from the redemption proceeds. The "holding period" for shares purchased after February 5, 2012 will begin on the date of purchase. Class C shares are also subject to an asset-based sales charge that is calculated daily based on an annual rate of 0.75%. The Class C contingent deferred sales charge and asset-based sales charge are paid to compensate the Distributor for providing distribution-related services to the Fund in connection with the sale of Class C shares.

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About Class Y Shares. Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for that purpose. They may include insurance companies, registered investment companies, employee benefit plans and Section 529 plans, among others.

An institutional investor that buys Class Y shares for its customers' accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent at their Colorado office) and some of the special account features available to investors buying other classes of shares do not apply to Class Y shares. Instructions for buying, selling, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

Present and former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals, are also permitted to purchase Class Y shares of the Fund.

The Price of Fund Shares.  Shares may be purchased at their offering price which is the net asset value per share plus any initial sales charge that applies. Shares are redeemed at their net asset value per share less any contingent deferred sales charge that applies. The net asset value that applies to a purchase or redemption order is the next one calculated after the Distributor receives the order, in proper form as described in this prospectus, or after any agent appointed by the Distributor receives the order in proper form as described in this prospectus. Your financial intermediary can provide you with more information regarding the time you must submit your purchase order and whether the intermediary is an authorized agent for the receipt of purchase and redemption orders.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the New York Stock Exchange (NYSE), on each day the NYSE is open for trading (referred to in this prospectus as a "regular business day"). The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days. All references to time in this prospectus are to "Eastern time."

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The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. The Fund's assets generally trade in the over-the-counter market rather than on a securities exchange. Therefore, to determine net asset values, the Fund assets are generally valued at the mean between the bid and asked prices as determined by a pricing service. If the prices determined by the pricing service do not accurately reflect fair value for a security (in the Sub-Adviser's judgment) or if a security's value has been materially affected by events occurring after the price is received from the pricing service and before the time as of which the Fund's net asset values are calculated that day, that security may be valued by another method that the Board of Trustees believes accurately reflects the fair value.

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The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Sub-Adviser's Valuation Committee. Fair value determinations by the Sub-Adviser are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined. In determining whether prices received from the pricing services are reliable, the Sub-Adviser monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the prices of the securities of issuers held by the Fund. Those may include events affecting specific issuers or events affecting securities markets (for example, a securities market closes early because of a natural disaster). The Fund uses fair value pricing procedures to reflect what the Sub-Adviser and the Board believe to be more accurate values for the Fund's portfolio securities, although it may not always be able to accurately determine such values. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which the Fund determines its net asset value per share.

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Contingent Deferred Sales Charge. If you redeem shares during their applicable contingent deferred sales charge holding period, the contingent deferred sales charge generally will be deducted from the redemption proceeds. In some circumstances you may be eligible for one of the waivers described in "Sales Charge Waivers" below and in the "Special Sales Charge Arrangements and Waivers" Appendix to the Statement of Additional Information. You must advise the Transfer Agent or your financial intermediary of your eligibility for a waiver when you place your redemption request.

A contingent deferred sales charge will be based on the net asset value of the redeemed shares at the time of redemption or the original net asset value, whichever is lower. A contingent deferred sales charge is not imposed on:

  any increase in net asset value over the initial purchase price, shares purchased by the reinvestment of dividends or capital gains distributions, or shares eligible for a sales charge waiver (see "Sales Charge Waivers" below).

The Fund redeems shares in the following order:

  shares acquired by the reinvestment of dividends or capital gains distributions, other shares that are not subject to the contingent deferred sales charge, and shares held the longest during the holding period.
You are not charged a contingent deferred sales charge when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange your shares within the applicable holding period, your original holding period will carry over to the shares you acquire, even if the new fund has a different holding period. The contingent deferred sales charge applicable to the share class of the Fund you exchange into will apply to the acquired shares.

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Sales Charge Waivers. The Fund and the Distributor offer the following opportunities to purchase shares without front-end or contingent deferred sales charges. The Fund reserves the right to amend or discontinue these programs at any time without prior notice.

  Dividend Reinvestment. Dividends or capital gains distributions may be reinvested in shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge.
  Exchanges of Shares. There is no sales charge on exchanges of shares except for exchanges of Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on which you have not paid a sales charge.
  Reinvestment Privilege. There is no sales charge on reinvesting the proceeds from redemptions of Class A shares or Class B shares that occurred within the previous six months if you paid an initial or contingent deferred sales charge on the redeemed shares. This reinvestment privilege does not apply to reinvestment purchases made through automatic investment options. You must advise the Distributor, the Transfer Agent or your financial intermediary that you qualify for the waiver at the time you submit your purchase order.
In addition, the "Special Sales Charge Arrangements and Waivers" Appendix to the Statement of Additional Information provides detailed information about certain other initial sales charge and contingent deferred sales charge waivers and arrangements. A description of those sales charge waivers and arrangements is available for viewing on the OppenheimerFunds website at www.oppenheimerfunds.com (follow the hyperlink "Sales Charges & Breakpoints," under the heading "Fund Information") and may also be ordered by calling 1.800.225.5677. You must advise the Distributor, the Transfer Agent or your financial intermediary that you qualify for one of those waivers at the time you submit your purchase order or redemption request.

How to Buy, Sell and Exchange Shares

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Buying Shares. You can buy shares in several ways. The Distributor has appointed certain financial intermediaries, including brokers, dealers and others, as servicing agents to accept purchase and redemption orders. The Distributor or servicing agent must receive your order, in proper form, by the close of the NYSE for you to receive that day's offering price. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined. To be in proper form, your purchase order must comply with the procedures described below. If you submit a purchase request without designating which Oppenheimer fund you wish to invest in, your investments will be made in Class A shares of Oppenheimer Money Market Fund, Inc. This policy does not apply to purchases by or for certain retirement plans or accounts.  The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

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Buying Shares Through a Financial Intermediary. You can buy shares through any servicing agent (a broker, dealer or other financial intermediary) that has a sales agreement with the Distributor. Your servicing agent will place your order with the Distributor on your behalf. A servicing agent may charge a processing fee for that service. Your account information will be shared with the financial intermediary designated as the dealer of record for the account.

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Buying Shares Through the Distributor. We recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you. If you want to purchase shares directly from the Distributor, complete an OppenheimerFunds new account application and mail it with a check payable in U.S. dollars to "OppenheimerFunds Distributor, Inc." at the address shown on the back cover. If you do not list a dealer on your application, the Distributor is designated as the broker-dealer of record, but solely for the purpose of acting as your agent to purchase the shares. For new investors who do not designate a broker-dealer, Class A shares (and Class Y shares for institutional investors) are the only purchase option. Other share classes may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer. If a current investor no longer has a broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares. For more information regarding undesignated investments, please call the Transfer Agent at the number on the back cover of this prospectus.

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  Involuntary Redemptions. In some circumstances, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Identification Requirements. Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business, and your Social Security Number, Employer Identification Number or other government-issued identification when you open an account. Additional information may be required to open a corporate account or in certain other circumstances. The Fund or the Transfer Agent may use this information to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of verifying your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

Suspension of Share Offering. The offering of Fund shares may be suspended during any period in which the determination of net asset value is suspended, and may be suspended by the Board at any time the Board believes it is in the Fund's best interest to do so.

Selling Shares. You can generally redeem (sell) some or all of your shares on any regular business day. You may redeem your shares by writing a letter, by wire, by telephone or on the Internet. You can also set up an Automatic Withdrawal Plan to redeem shares on a regular basis. The redemption of Fund shares may be suspended under certain circumstances described in the Statement of Additional Information. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call your financial intermediary or the Transfer Agent for assistance.

Redemption Price. Your shares will be redeemed at net asset value less any applicable sales charge or other fees. The net asset value used will be the next one calculated after your order is received, in proper form, by the Transfer Agent or your authorized financial intermediary. To be in proper form, your redemption order must comply with the procedures described below. The redemption price for shares will change from day-to-day because the value of the securities in the Fund's portfolio and the Fund's expenses fluctuate. The redemption price will normally differ for each class of shares. The redemption price of your shares may be more or less than their original cost.

Redemptions "In-Kind." Shares may be "redeemed in-kind" under certain circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). That means that the redemption proceeds will be paid in securities from the Fund's portfolio on a pro-rata basis, possibly including illiquid securities. If the Fund redeems your shares in-kind, you may bear transaction costs and will bear market risks until such securities are converted into cash.

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Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent, in its discretion, may waive certain of the requirements for redemptions stated in this prospectus.

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Options for Receiving Redemption Proceeds:

  By Check. The Fund will normally send redemption proceeds by check to the address on your account statement.
  By AccountLink. If you have linked your Fund account to your bank account with AccountLink (described below), you may have redemption proceeds transferred directly into your account. Normally the transfer to your bank is initiated on the bank business day after the redemption. You will not receive dividends on the proceeds of redeemed shares while they are waiting to be transferred.
  By Wire. You can arrange to have redemption proceeds sent by Federal Funds wire to an account at a bank that is a member of the Federal Reserve wire system. The redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. You will not receive dividends on the proceeds of redeemed shares while they are waiting to be transmitted.

Payment Delays. Payment for redeemed shares is usually made within seven days after the Transfer Agent receives redemption instructions in proper form. For accounts registered in the name of a broker-dealer, payment will normally be forwarded to the broker-dealer within three business days. The Transfer Agent may delay processing redemption payments for recently purchased shares until the purchase payment has cleared. That delay may be as much as five business days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check. Under unusual circumstances, the right to redeem shares or the payment of redemption proceeds may be delayed or suspended as permitted under the Investment Company Act of 1940.

The Oppenheimer Exchange Privilege. You can exchange all or part of your Fund shares for shares of the same class of other Oppenheimer funds that offer the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. You can obtain a list of the Oppenheimer funds that are currently available for exchanges by calling a service representative at the telephone number on the back of this prospectus. The funds available for exchange can change from time to time. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

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The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Sub-Adviser's ability to manage the Fund's investments efficiently, increase its transaction and administrative costs and/or affect its performance, depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets a portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades.

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If large dollar amounts are involved in exchange or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet those transaction requests, and the Fund's brokerage or administrative expenses might be increased. Therefore, the Sub-Adviser and the Fund's Board have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges or purchase and redemption activity, while addressing the needs of investors who seek liquidity in their investment and the ability to exchange shares as their investment needs change. There is no guarantee that those policies and procedures, described below, will be sufficient to identify and deter all excessive short-term trading.

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Limitations on Frequent Exchanges

30-Day Hold.  If a direct shareholder exchanges shares of another Oppenheimer fund account for shares of the Fund, his or her Fund account will be "blocked" from exchanges into any other fund for a period of 30 calendar days from the date of the exchange, subject to certain exceptions described below. Likewise, if a Fund shareholder exchanges Fund shares for shares of another eligible Oppenheimer fund, that fund account will be "blocked" from further exchanges for 30 calendar days, subject to the exception described below. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $2,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange and assuming no exception applied, the full account balance ($12,000 in this example) would be blocked from exchanges into another fund for a period of 30 calendar days. A shareholder whose account is registered on the Fund's books showing the name, address and tax ID number of the beneficial owner is a "direct shareholder."

Exceptions to 30-Day Hold

  Exchanges Into Money Market Funds. A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of an eligible money market fund any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. Exchanges from that money market fund into another fund will be monitored for excessive activity and the Transfer Agent may limit or refuse any exchange order from a money market fund in its discretion pursuant to the exchange policy of that fund.
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  Dividend Reinvestments and Share Conversions. The reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of shares from one share class to another class within the same fund will not be considered exchanges for purposes of imposing the 30-day limit.
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  Asset Allocation Programs. Investment programs by Oppenheimer "funds of funds" that entail rebalancing investments in underlying Oppenheimer funds will not be subject to these limits. However, third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand" exchanges outside the parameters of portfolio rebalancing programs will also be subject to the 30-day limit.
  Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges.
  Redemptions of Shares. These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus.

Limitations on Exchanges in Omnibus Accounts. If you hold your Fund shares through a financial advisor or other firm such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or a trustee of a retirement plan that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, may apply. The Fund, the Distributor, the Manager and the Transfer Agent encourage those financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund. However, the Transfer Agent may not be able to detect excessive short-term trading activity in accounts maintained in "omnibus" or "street name" form where the underlying beneficial owners are not identified. The Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review the account activity, and to confirm to the Transfer Agent and the Fund that appropriate action has been taken to curtail any excessive trading activity.

Other Limitations on Exchanges. There are a number of other special conditions and limitations that apply to certain types of exchanges. Those conditions and circumstances are described in the section "How to Exchange Shares" in the Statement of Additional Information. For information about sales charges that may apply to exchanges of shares see the sections "Contingent Deferred Sales Charge" and "Sales Charge Waivers" in this prospectus.

Requirements for Exchanges of Shares. To exchange shares of the Fund, you must meet several conditions. The Fund may amend the following requirements at any time:

  Shares of the fund selected for exchange must be available for sale in your state of residence.
  The selected fund must offer the exchange privilege.
  You must meet the minimum purchase requirements for the selected fund.
  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
  Before exchanging into a fund, you should obtain its prospectus and should read it carefully.

Timing of Exchange Transactions. Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day in order to receive that day's net asset value on the exchanged shares. For requests received after the close of the NYSE the shares being exchanged will be valued at the next net asset value calculated after the request is received. The Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days, however, if it determines, in its discretion, that an earlier transmittal of the redemption proceeds would be detrimental to either the fund from which shares are being exchanged or the fund into which the exchange is being made. The exchange proceeds will be invested in the new fund at the next net asset value calculated after the proceeds are received. In the event that a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial intermediary.

Taxes on Exchanges. For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. Therefore, an exchange may result in a capital gain or loss for tax purposes.

Other Limits on Share Transactions. The Fund may impose other limits on transactions that it believes would be disruptive and may refuse any purchase or exchange order.

  Right to Refuse Purchase and Exchange Orders. The Distributor and/or the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order.
  Right to Terminate or Suspend Account Privileges. The Transfer Agent may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policies outlined in this prospectus. As part of the Transfer Agent's procedures to detect and deter excessive trading activity, the Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control. The Transfer Agent may send a written warning to a shareholder that the Transfer Agent believes may be engaging in disruptive or excessive trading activity; however, the Transfer Agent reserves the right to suspend or terminate the ability to purchase or exchange shares, with or without warning, for any account that the Transfer Agent determines, in the exercise of its discretion, has engaged in such trading activity.
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Submitting Share Transaction Requests. Share transactions may be requested by telephone or internet, in writing, through your financial intermediary, or by establishing one of the Investor Services plans described below. Certain transactions may also be submitted by fax. If an account has more than one owner, the Fund and the Transfer Agent may rely on instructions from any one owner or from the financial intermediary's representative of record for the account, unless that authority has been revoked.  Class Y share transactions may only be submitted in writing, by fax, by phone through a service representative, or through an investor's designated financial intermediary.

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Internet and Telephone Transaction Requests. Purchase, redemption and exchange requests may be submitted on the OppenheimerFunds website, www.oppenheimerfunds.com. Those requests may also be made by calling the telephone number on the back cover and either speaking to a service representative or accessing PhoneLink, the OppenheimerFunds automated telephone system that enables shareholders to perform certain account transactions automatically using a touch-tone phone.

You will need to obtain a user I.D. and password to execute transactions through PhoneLink or on the internet. Some internet and telephone transactions require the Oppenheimer AccountLink feature, described below, that links your Fund account with an account at a U.S. bank or other financial institution. The Transfer Agent will record any telephone calls to verify data concerning transactions.

The following policies apply to internet and telephone transactions:

  Purchases through AccountLink that are submitted through PhoneLink or on the internet are limited to $100,000.
  Purchases through AccountLink that are submitted by calling a service representative are limited to $250,000.
  Redemptions that are submitted by telephone or on the internet and request the proceeds to be paid by check, must be made payable to all owners of record of the shares and must be sent to the address on the account statement. Telephone or internet redemptions paid by check may not exceed $100,000 in any seven-day period. This service is not available within 15 days of changing the address on an account.
  Redemptions by telephone or on the internet that are sent to your bank account through AccountLink are not subject to any dollar limits.
  Exchanges submitted by telephone or on the internet may be made only between accounts that are registered with the same name(s) and address.
  Shares for which share certificates have been issued may not be redeemed or exchanged by telephone or on the internet.
  Shares held in an OppenheimerFunds-sponsored qualified retirement plan account may not be redeemed or exchanged by telephone or on the internet.
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The Transfer Agent has adopted procedures to confirm that telephone and internet instructions are genuine. Callers are required to provide service representatives with tax identification numbers and other account data and PhoneLink and internet users are required to use PIN numbers. The Transfer Agent will also send you written confirmations of share transactions. The Transfer Agent and the Fund will not be liable for losses or expenses that occur from telephone or internet instructions reasonably believed to be genuine.

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Telephone or internet transaction privileges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice of such changes whenever it is required to do so by applicable law.

Purchases and Redemptions by Federal Funds Wire.  Shares purchased through the Distributor may be paid for by Federal Funds wire. Redemption proceeds may also be transmitted by wire. The minimum wire purchase or redemption is $2,500. There is a $10 fee for each wire redemption request. Before sending a wire purchase, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions. To set up wire redemptions on your account or to arrange for a wire redemption, call the Transfer Agent at the telephone number on the back of this prospectus for information.

Written Transaction Requests. You can send purchase, exchange or redemption requests to the Transfer Agent at the address on the back cover. Your request must include:

  The Fund's name;
  For existing accounts, the Fund account number (from your account statement);
  For new accounts, a completed account application;
  For purchases, a check payable to the Fund or to OppenheimerFunds Distributor, Inc.;
  For redemptions, any special payment instructions;
  For redemptions or exchanges, the dollar amount or number of shares to be redeemed or exchanged;
  For redemptions or exchanges, any share certificates that have been issued (exchanges or redemptions of shares for which certificates have been issued cannot be processed until the Transfer Agent receives the certificates);
  For individuals, the names and signatures of all registered owners exactly as they appear in the account registration;
  For corporations, partnerships or other businesses or as a fiduciary, the name of the entity as it appears in the account registration and the names and titles of any individuals signing on its behalf; and
  Other documents requested by the Transfer Agent to assure that the person purchasing, redeeming or exchanging shares is properly identified and has proper authorization to carry out the transaction.
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Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee. A notary public seal will not be accepted for these requests (other situations might also require a signature guarantee):

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  You wish to redeem more than $100,000 and receive a check;
  The redemption check is not payable to all shareholders listed on the account statement;
  The redemption check is not sent to the address of record on your account statement;
  Shares are being transferred to a Fund account with a different owner or name; or
  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a signature guarantee from a number of financial institutions, including:

  a U.S. bank, trust company, credit union or savings association, a foreign bank that has a U.S. correspondent bank,
  a U.S. registered dealer or broker in securities, municipal securities or government securities, or a U.S. national securities exchange, a registered securities association or a clearing agency.

Fax Requests. You may send requests for certain types of account transactions to the Transfer Agent by fax. Please call the number on the back of this prospectus for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as the written, telephone and internet requests described in this prospectus.  However, requests that require a signature guarantee may not be submitted by fax.

Submitting Transaction Requests Through Your Financial Intermediary. You can submit purchase, redemption or exchange requests through any broker, dealer or other financial intermediary that has a special agreement with the Distributor. The broker, dealer or other intermediary will place the order with the Distributor on your behalf. A broker or dealer may charge a processing fee for that service. If your shares are held in the name of your financial intermediary, you must redeem them through that intermediary.

Intermediaries that perform account transactions for their clients by participating in "Networking" through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the intermediary performs any transaction erroneously or improperly.

Client Account Exchanges by Financial Intermediaries. The Fund and the Transfer Agent permit brokers, dealers and other financial intermediaries to submit exchange requests on behalf of their customers, unless that authority has been revoked. The Fund or the Transfer Agent may limit or refuse exchange requests submitted by such financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

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Investment Plans and Services

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AccountLink. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member. AccountLink lets you:

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  transmit funds electronically to purchase shares by internet, by telephone or automatically through an Asset Builder Plan. The purchase payment will be debited from your bank account.
  have the Transfer Agent send redemption proceeds or dividends and distributions directly to your bank account.

     AccountLink privileges should be requested on your account application or on your broker-dealer's settlement instructions if you buy your shares through a broker-dealer. For an established account, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on the account as well as to the financial intermediary's representative of record unless and until the Transfer Agent terminates or receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to your bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders on the account. Please call the Transfer Agent for more information.

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Asset Builder Plans. Under an Asset Builder Plan, you may purchase shares of the Fund automatically. An Asset Builder Plan is available only if you have established AccountLink with a bank or other financial institution. Payments to purchase Fund shares will be debited from your linked account.

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To establish an Asset Builder Plan at the time you initially purchase Fund shares, complete the "Asset Builder Plan" information on the account application. To add an Asset Builder Plan to an existing account, use the Asset Builder Enrollment Form. You may change the amount of your Asset Builder payment or you can terminate your automatic investments at any time by writing to the Transfer Agent.

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Effective after June 29, 2012, Class B shares are no longer offered for new purchases. Any Class B share purchases for existing accounts will be made in Class A shares of Oppenheimer Money Market Fund.

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The Transfer Agent may require a reasonable period after receipt of your instructions to implement any requested changes. For more details, see the account application, the Asset Builder Enrollment Form and the Statement of Additional Information. Those documents are available by contacting the Distributor or may be downloaded from our website at www.oppenheimerfunds.com. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder Plans at any time without prior notice.

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Automatic Redemption and Exchange Plans. The Fund has several plans that enable you to redeem shares automatically or exchange them for shares of another Oppenheimer fund on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

Less Paper, Less Waste. To avoid sending duplicate copies of Fund materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called "householding," benefits the Fund through lower printing costs and reduced mailing expense.

If you prefer to receive multiple copies of these materials, you may call the Transfer Agent at the number on the back of this prospectus or you may notify the Transfer Agent in writing. Multiple copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

You may also choose to receive your account documents electronically via eDocs Direct. Visit our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery" under the heading "I want to..." in the left hand column, or call 1.888.470.0862 for information and instructions.

DISTRIBUTION AND SERVICE (12b-1) PLANS

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Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares that reimburses the Distributor for a portion of the costs of maintaining accounts and providing services to Class A shareholders. Reimbursement is made periodically at an annual rate of up to 0.25% of the Class A shares daily net assets. The Distributor currently uses all of those fees to pay brokers, dealers, banks and other financial intermediaries for providing personal service and maintaining the accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Because the service fee is paid out of the Fund's assets on an ongoing basis, over time it will increase the cost of your investment.

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Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to pay the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the plans, the Fund pays the Distributor an asset-based sales charge for Class B and Class C shares calculated at an annual rate of 0.75% of the daily net assets of those classes. The Fund also pays a service fee under the plans at an annual rate of 0.25% of the daily net assets of Class B and Class C. Altogether, these fees increase the Class B and Class C annual expenses by 1.00%, calculated on the daily net assets of the applicable class. Because these fees are paid out of the Fund's assets on an on going basis, over time they will increase the cost of your investment and may cost you more than other types of sales charges.

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     Use of Plan Fees: The Distributor uses the service fees to compensate brokers, dealers, banks and other financial intermediaries for maintaining accounts and providing personal services to Class B and Class C shareholders in the applicable share class. The Distributor normally pays intermediaries the 0.25% service fee in advance for the first year after shares are purchased and then pays that fee periodically.

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     Class B Shares: The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00% of the purchase price. The Distributor normally retains the Class B shares asset-based sales charge. However, for ongoing purchases of Class B shares by OppenheimerFunds Single K plans, the Distributor may pay the intermediary the asset-based sales charge and service fee during the first year after purchase instead of paying a sales concession and the first year's service fees at the time of purchase. See the Statement of Additional Information for exceptions.

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Effective after June 29, 2012, Class B shares are no longer offered for new purchases. Any investments for existing Class B share accounts will be made in Class A shares of Oppenheimer Money Market Fund. No sales concessions will be paid on those purchases, however a concession may be paid if the acquired Oppenheimer Money Market Fund shares are exchanged for shares of another Oppenheimer fund.

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     Class C Shares: At the time of a Class C share purchase, the Distributor generally pays financial intermediaries a sales concession of 0.75% of the purchase price from its own resources. Therefore, the total amount, including the advance of the service fee, that the Distributor pays the intermediary at the time of a Class C share purchase is 1.00% of the purchase price. The Distributor normally retains the asset-based sales charge on Class C share purchases during the first year and then pays that fee to the intermediary as an ongoing concession. See the Statement of Additional Information for exceptions to these arrangements.

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Payments to Financial Intermediaries and Service Providers. The Sub-Adviser and the Distributor, in their discretion, may also make payments to brokers, dealers and other financial intermediaries or to service providers for distribution and/or shareholder servicing activities. Those payments are made out of the Sub-Adviser's and/or the Distributor's own resources and/or assets, including from the revenues or profits derived from the advisory fees the Sub-Adviser receives from the Fund. Those cash payments, which may be substantial, are paid to many firms having business relationships with the Sub-Adviser and Distributor and are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. Payments by the Sub-Adviser or Distributor from their own resources are not reflected in the tables in the "Fees and Expenses of the Fund" section of this prospectus because they are not paid by the Fund.

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The financial intermediaries that may receive those payments include firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for those activities. The financial intermediaries that may receive payments include your securities broker, dealer or financial advisor, sponsors of fund "supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks, trust companies and other intermediaries offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that intermediary, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that intermediary and its clients, negotiated lump sum payments for distribution services provided, or similar fees. In some circumstances, revenue sharing payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Sub-Adviser or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority ("FINRA")) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Sub-Adviser does not consider a financial intermediary's sale of shares of the Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Sub-Adviser or Distributor's relationship with the intermediary. The Sub-Adviser and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the Sub-Adviser or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Sub-Adviser and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

Payments may also be made by the Sub-Adviser, the Distributor or the Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided, such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and insurance companies that offer variable annuity or variable life insurance products, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

The Statement of Additional Information contains more information about revenue sharing and service payments made by the Sub-Adviser or the Distributor. Your broker, dealer or other financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your financial intermediary for details about any such payments it receives from the Sub-Adviser or the Distributor and their affiliates, or any other fees or expenses it charges.

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Dividends, Capital Gains and Taxes

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Dividends. The Fund intends to declare dividends separately for each class of shares from net tax-exempt income and/or net taxable investment income each regular business day and to pay those dividends monthly. Daily dividends will not be declared or paid on newly-purchased shares until Federal Funds are available to the Fund from the purchase payment for such shares.

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The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of Trustees may change the targeted dividend level at any time, without prior notice to shareholders. The amount of those dividends and any other distributions paid on other classes of shares may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Dividends and other distributions paid on Class A and Class Y shares will generally be higher than dividends for Class B and Class C shares, which normally have higher expenses than Class A or Class Y. The Fund cannot guarantee that it will pay any dividends or other distributions.

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Capital Gains. Although the Fund does not seek capital gains, it may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any short-term or long-term capital gains annually. The Fund may also make supplemental distributions of ordinary income and exempt-interest dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

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Options for Receiving Dividends and Distributions. When you open your Fund account, you can specify on your application how you want to receive distributions of dividends and capital gains. To change that option, you must notify the Transfer Agent. There are four payment options available:

  Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
  Reinvest Only Dividends or Capital Gains. You can elect to reinvest some types of distributions in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink. Different treatment is available for distributions of dividends, short-term capital gains and long-term capital gains.
  Receive All Distributions in Cash. You can elect to receive all dividends and capital gains distributions by check or have them sent to your bank through AccountLink.
  Reinvest Your Distributions in Another Oppenheimer Fund. You can reinvest all of your dividends and capital gains distributions in another Oppenheimer fund that is available for exchanges. You must have an existing account in the same share class in the selected fund.
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Taxes. Dividends paid from net investment income earned by the Fund on tax-exempt municipal securities will be excludable from gross income for federal income tax purposes. All or a portion of the dividends paid by the Fund that are derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the federal alternative minimum tax. The portion of the Fund's exempt-interest dividends that was a tax preference item for the most recent calendar year is available on the OppenheimerFunds website at www.oppenheimerfunds.com/redir/tax_table_amt.jsp. The tax preference amount will vary from year to year.

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Dividends and capital gains distributions may be subject to federal, state or local taxes. Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund. The Fund may derive gains in part from municipal obligations the Fund purchased below their principal or face values. All, or a portion of these gains may be taxable to you as ordinary income rather than capital gains. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

After the end of each calendar year the Fund will send you and the Internal Revenue Service statements showing the amount of any taxable distributions you received in the previous year and will separately identify any portion of these distributions that qualify for taxation as long-term capital gains or for any other special tax treatment.

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If you are neither a resident nor a citizen of the United States, or if you are a foreign entity, the Fund's ordinary income dividends (which include distributions of net short-term capital gains) generally will be subject to a 30% U.S. withholding tax, unless a lower rate applies under an income tax treaty. For taxable years of the Fund beginning before 2014, certain distributions that may be reported by the Fund as arising from Qualified Interest Income and Qualified Short-term Capital Gains (if applicable) and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax. To the extent the Fund's distributions are derived from ordinary dividends, they will not be eligible for this exemption. In addition, under legislation known as "FATCA" (the Foreign Account Tax Compliance Act), the Fund will be required to withhold 30% of the ordinary dividends it pays after July 1, 2014, and the gross proceeds of share redemptions and certain capital gains it pays after December 31, 2016, to shareholders that fail to meet prescribed information reporting or certification requirements.

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     Qualification as a Regulated Investment Company. The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, by satisfying certain income, asset diversification and income distribution requirements, but it reserves the right not to qualify. The Fund qualified during its most recent fiscal year. The Fund, as a regulated investment company, will not be subject to federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

      Other Taxability Risk Considerations. It is possible that, because of events occurring after the date of its issuance, a municipal security owned by the Fund will be determined to pay interest that is includable in gross income for purposes of the federal income tax, and that determination could be retroactive to the date of issuance. Such a determination may cause a portion of prior distributions to shareholders to be taxable to shareholders in the year of receipt.

Legislation affecting tax-exempt municipal securities is often considered by the United States Congress and legislation affecting the exemption of interest or other income thereon for purposes of taxation by a state may be considered by the state's legislature. Court proceedings may also be filed, the outcome of which could modify the tax treatment of a state's municipal securities. There can be no assurance that legislation enacted or proposed, or actions by a court, after the date of issuance of a municipal security will not have an adverse effect on the tax status of interest or other income or the market value of that municipal security. Please consult your tax adviser regarding pending or proposed federal and state tax legislation, court proceedings and other tax considerations.

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Arizona Tax Considerations. Under current law, interest on obligations of the State of Arizona, its political subdivisions and instrumentalities is exempt from Arizona personal income tax if such obligations are issued pursuant to a provision of Arizona law that contains an express exemption from such tax or the interest on such obligations is excluded from gross income for federal income tax purposes. Income derived from direct obligations of the U.S. government or its authorities, commissions, instrumentalities or territories (including Puerto Rico, Guam and the Virgin Islands) is exempt from Arizona personal income tax. The Arizona Department of Revenue has ruled that dividends paid by a regulated investment company, such as the Fund, are exempt from Arizona state income tax to the extent such dividends are derived by the Fund from interest on such exempt obligations. For purposes of Arizona income taxation, distributions from the Fund that are derived from interest on other types of obligations (i.e., obligations the interest on which is not exempt from Arizona state income tax) will be taxable as ordinary income, whether paid in cash or reinvested in additional shares. Obligations the interest on which is not exempt from Arizona state income tax include indirect U.S. Government obligations (e.g., Ginnie Maes and Fannie Maes) and obligations of other states and their political subdivisions. Distributions of net capital gains (both short- and long-term net capital gains) are not exempt from Arizona income taxation and are taxed at ordinary income tax rates. Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of a fund will not be deductible for Arizona personal income tax purposes.

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Backup Withholding. Unless an exception applies, the Fund may be required to withhold U.S. federal income tax on distributions and redemption proceeds payable to you if you fail to provide the Fund with your correct social security number or taxpayer identification number or fail to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Any amounts withheld may be credited against U.S. federal income tax liability.

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Avoid "Buying a Distribution." If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares, and then receive a portion of the price back as a taxable dividend or capital gain.

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Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you receive when you sell or exchange them. Any capital gain is subject to capital gains tax.

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Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a return of capital to shareholders, which is generally non-taxable, resulting in a reduction in the basis in their shares. If this occurs, the Fund will notify you.

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Cost Basis Reporting. The Fund is required to report to the Internal Revenue Service ("IRS"), and furnish to Fund shareholders, detailed "cost basis" and "holding period" information for Fund shares acquired on or after January 1, 2012 ("covered shares") that are redeemed on or after that date. These requirements do not apply to investments through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan. If you redeem covered shares during any year, the Fund will report the following information to the IRS and to you on Form 1099-B: (i) the "cost basis" of such shares, (ii) the gross proceeds you received on the redemption and (iii) the "holding period" for the redeemed shares.

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The default method for calculating the cost basis of covered shares is based on the average cost of all Fund shares you purchased on or after January 1, 2012 and prior to a particular redemption. If you and your financial or tax adviser determine another calculation method may be more beneficial for your individual tax situation, you may be able to elect another IRS-accepted method via the OppenheimerFunds website, www.oppenheimerfunds.com, or by notifying the Fund's Transfer Agent in writing.

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You should contact your financial or tax advisor about the application of the cost basis reporting rules to you, particularly whether you should elect a cost basis calculation method or use the default average basis.

  This information is only a summary of certain income tax information about your investment. You are encouraged to consult your tax adviser about the effect of an investment in the Fund on your particular tax situation and about any changes to the Internal Revenue Code that may occur from time to time. Additional information about the tax effects of investing in the Fund is contained in the Statement of Additional Information.

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Financial Highlights

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The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent registered public accounting firm. KPMG's report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

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Financial Highlights Tables

FINANCIAL HIGHLIGHTS
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	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 28,	March 30,	March 31,	March 31,	March 31,
Class A	2013 [1]	2012 [1]	2011	2010	2009
Per Share Operating Data
Net asset value, beginning of period	$11.71	$10.19	$10.88	$8.32	$12.23
Income (loss) from investment operations:
Net investment income[2]	.57	.64	.66	.72	.78
Net realized and unrealized gain (loss)	.34	1.53	(.68)	2.52	(4.01)
Total from investment operations	.91	2.17	(.02)	3.24	(3.23)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.61)	(.65)	(.67)	(.68)	(.68)
Net asset value, end of period	$12.01	$11.71	$10.19	$10.88	$8.32

Total Return, at Net Asset Value[3]	7.83%	21.75%	(0.36)%	40.05%	(27.14)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$65,780	$46,609	$32,083	$30,789	$21,065
Average net assets (in thousands)	$57,223	$38,101	$34,022	$26,453	$26,349
Ratios to average net assets:[4]
Net investment income	4.71%	5.74%	6.12%	7.22%	7.40%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.95%	0.99%	1.04%	1.02%	0.99%
Interest and fees from borrowings	0.10%	0.16%	0.36%	0.41%	0.70%
Interest and fees on short-term floating rate notes issued[5]	0.04%	0.08%	0.03%	--	0.26%
Total expenses	1.09%	1.23%	1.43%	1.43%	1.95%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[6]	0.94%	1.04%	1.19%	1.12%	1.06%
Portfolio turnover rate	3%	11%	22%	9%	44%
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1. March 28, 2013 and March 30, 2012 represent the last business days of the Fund's respective reporting periods.
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2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.
5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
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6. Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that "Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses," excluding expenses attributable to investments in inverse floaters, as a percentage of average annual net assets would not exceed 0.80%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.

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	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 28,	March 30,	March 31,	March 31,	March 31,
Class B	2013 [1]	2012 [1]	2011	2010	2009
Per Share Operating Data
Net asset value, beginning of period	$11.70	$10.18	$10.87	$8.32	$12.22
Income (loss) from investment operations:
Net investment income[2]	.48	.55	.58	.62	.70
Net realized and unrealized gain (loss)	.33	1.53	(.68)	2.54	(4.00)
Total from investment operations	.81	2.08	(.10)	3.16	(3.30)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.52)	(.56)	(.59)	(.61)	(.60)
Net asset value, end of period	$11.99	$11.70	$10.18	$10.87	$8.32

Total Return, at Net Asset Value[3]	6.95%	20.87%	(1.12)%	38.87%	(27.64)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,709	$3,880	$2,338	$1,329	$228
Average net assets (in thousands)	$4,068	$2,959	$2,193	$ 740	$277
Ratios to average net assets:[4]
Net investment income	3.99%	4.96%	5.36%	6.02%	6.83%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.75%	1.80%	1.82%	2.05%	1.98%
Interest and fees from borrowings	0.10%	0.16%	0.36%	0.41%	0.70%
Interest and fees on short-term floating rate notes issued[5]	0.04%	0.08%	0.03%	--	0.26%
Total expenses	1.89%	2.04%	2.21%	2.46%	2.94%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[6]	1.69%	1.79%	1.93%	1.94%	1.81%
Portfolio turnover rate	3%	11%	22%	9%	44%
1. March 28, 2013 and March 30, 2012 represent the last business days of the Fund's respective reporting periods.
2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.
5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6. Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that "Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses," excluding expenses attributable to investments in inverse floaters, as a percentage of average annual net assets would not exceed 1.55%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.


	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 28,	March 30,	March 31,	March 31,	March 31,
Class C	2013 [1]	2012 [1]	2011	2010	2009
Per Share Operating Data
Net asset value, beginning of period	$11.70	$10.19	$10.87	$8.32	$12.22
Income (loss) from investment operations:
Net investment income[2]	.48	.55	.58	.63	.70
Net realized and unrealized gain (loss)	.34	1.52	(.67)	2.53	(4.00)
Total from investment operations	.82	2.07	(.09)	3.16	(3.30)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.52)	(.56)	(.59)	(.61)	(.60)
Net asset value, end of period	$12.00	$11.70	$10.19	$10.87	$8.32

Total Return, at Net Asset Value[3]	7.03%	20.74%	(1.02)%	38.89%	(27.63)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,373	$13,124	$ 9,180	$8,909	$3,764
Average net assets (in thousands)	$16,454	$10,783	$10,428	$6,171	$4,322
Ratios to average net assets:[4]
Net investment income	3.95%	5.00%	5.36%	6.30%	6.72%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.72%	1.76%	1.80%	1.88%	2.04%
Interest and fees from borrowings	0.10%	0.16%	0.36%	0.41%	0.70%
Interest and fees on short-term floating rate notes issued[5]	0.04%	0.08%	0.03%	--	0.26%
Total expenses	1.86%	2.00%	2.19%	2.29%	3.00%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[6]	1.69%	1.79%	1.94%	1.90%	1.81%
Portfolio turnover rate	3%	11%	22%	9%	44%
1. March 28, 2013 and March 30, 2012 represent the last business days of the Fund's respective reporting periods.
2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.
5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6. Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that "Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses," excluding expenses attributable to investments in inverse floaters, as a percentage of average annual net assets would not exceed 1.55%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.


	Year Ended	Period Ended
	March 28,	March 30,
Class Y	2013[1]	2012[1] , [2]
Per Share Operating Data
Net asset value, beginning of period	$11.71	$10.87
Income (loss) from investment operations:
Net investment income[3]	.58	.41
Net realized and unrealized gain	.34	.86
Total from investment operations	.92	1.27
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.62)	(.43)
Net asset value, end of period	$12.01	$11.71

Total Return, at Net Asset Value[4]	7.94%	11.99%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,166	$2,709
Average net assets (in thousands)	$3,542	$1,135
Ratios to average net assets:[5]
Net investment income	4.81%	5.36%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.70%	0.71%
Interest and fees from borrowings	0.10%	0.11%
Interest and fees on short-term floating rate notes issued[6]	0.04%	0.08%
Total expenses	0.84%	0.90%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.84%	0.90%
Portfolio turnover rate	3%	11%
1. March 28, 2013 and March 30, 2012 represent the last business days of the Fund's respective reporting periods.
2. For the period from July 29, 2011 (inception of offering) to March 30, 2012.
3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.
6. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

INFORMATION AND SERVICES


STATEMENT OF ADDITIONAL INFORMATION AND ANNUAL AND SEMI-ANNUAL REPORTS. The Fund's Statement of Additional Information and Annual and Semi-Annual Reports to shareholders provide additional information about the Fund's investments. The Annual Report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's Statement of Additional Information and audited financial statements included in its most recent Annual Report dated March 31, 2013, including the notes thereto and report of the independent registered public accounting firm thereon, are incorporated by reference into (are legally considered part of) this prospectus.

 How to Request More Information

You can request the above documents, the notice explaining the Fund's privacy policy, and other information about the Fund, without charge, by:

Telephone:	Call OppenheimerFunds Services toll-free: 1.800.CALL OPP (1.800.225.5677)
Mail:	Use the following address for regular mail: OppenheimerFunds Services P.O. Box 5270 Denver, Colorado 80217-5270
Use the following address for courier or express mail: OppenheimerFunds Services 12100 East Iliff Avenue Suite 300 Aurora, Colorado 80014
Internet:	You may request documents, and read or download certain documents at www.oppenheimerfunds.com

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.551.8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No.: 811-21877 SP0582.001.0713

Oppenheimer

Rochester State Specific Municipal Funds

Statement of Additional Information
July 29, 2013

This document contains additional information about the Fund and supplements information in the prospectus dated July 29, 2013 (the "Prospectus").

Any reference to the term "Fund" or "Funds" throughout this SAI refers to each fund named below, unless otherwise indicated.

This Statement of Additional Information ("SAI") is not a prospectus. It should be read together with the Prospectus. The Fund's financial statements are incorporated by reference into this SAI from its most recent Annual Report. The Fund's Prospectus and most recent Annual Report may be obtained by writing to OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling OppenheimerFunds Services at the toll-free number shown below, or by downloading it from the OppenheimerFunds website at www.oppenheimerfunds.com.

Oppenheimer		Oppenheimer		Oppenheimer
Rochester Arizona Municipal Fund		Rochester Maryland Municipal Fund		Rochester Massachusetts Municipal Fund
NYSE Ticker Symbols		NYSE Ticker Symbols		NYSE Ticker Symbols
Class A	ORAZX Class C ORVYX	Class A	ORMDX Class C ORYCX	Class A	ORMAX Class C ORCAX
Class B	ORBZX Class Y ORYZX	Class B	ORYBX Class Y ORYYX	Class B	ORBAX Class Y

Oppenheimer		Oppenheimer		Oppenheimer
Rochester Michigan Municipal Fund		Rochester Minnesota Municipal Fund		Rochester North Carolina Municipal Fund
NYSE Ticker Symbols		NYSE Ticker Symbols		NYSE Ticker Symbols
Class A	ORMIX Class C ORMCX	Class A	OPAMX Class C OPCMX	Class A	OPNCX Class C OPCCX
Class B	ORMBX Class Y ORMYX	Class B	OPBMX Class Y OPYMX	Class B	OPCBX Class Y OPCYX

Oppenheimer		Oppenheimer
Rochester Ohio Municipal Fund		Rochester Virginia Municipal Fund
NYSE Ticker Symbols		NYSE Ticker Symbols
Class A	OROHX Class C OROCX	Class A	ORVAX
Class B	OROBX Class Y OROYX	Class B	ORVBX Class C ORVCX

6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL OPP (225.5677)

To Summary Prospectus
Rochester Arizona	https://www.oppenheimerfunds.com/fund/investors/documents/summaryprospectus/00582
Rochester Maryland	https://www.oppenheimerfunds.com/fund/investors/documents/summaryprospectus/00567
Rochester Massachusetts	https://www.oppenheimerfunds.com/fund/investors/documents/summaryprospectus/00579
Rochester Michigan	https://www.oppenheimerfunds.com/fund/investors/documents/summaryprospectus/00573
Rochester Minnesota	https://www.oppenheimerfunds.com/fund/investors/documents/summaryprospectus/00585
Rochester North Carolina	https://www.oppenheimerfunds.com/fund/investors/documents/summaryprospectus/00655
Rochester Ohio	https://www.oppenheimerfunds.com/fund/investors/documents/summaryprospectus/00570
Rochester Virginia	https://www.oppenheimerfunds.com/fund/investors/documents/summaryprospectus/00576

Additional Information About the Fund's Investment Policies and Risks

OFI Global Asset Management, Inc. ("OFI Global"), the Fund's investment adviser, has retained OppenheimerFunds, Inc. (the "Sub-Adviser") to choose the Fund's investments and provide related advisory services to the Fund. The portfolio manager(s), who is responsible for the day-to-day management of the Fund's portfolio, is employed by the Sub-Adviser unless indicated otherwise. In this Statement of Additional Information ("SAI"), references to the "Manager" mean OFI Global and the Sub-Adviser unless the context indicates otherwise or unless otherwise specified.

The investment objective, the principal investment policies and the principal risks of the Fund are described in the Prospectus. This SAI contains supplemental information about those policies and risks and the types of securities that the Fund's Sub-Adviser can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its investment objective.

The composition of the Fund's portfolio and the techniques and strategies that the Fund uses in selecting portfolio securities may vary over time. The Fund is not required to use all of the investment techniques and strategies described below in seeking its investment objective. It may use some of the investment techniques and strategies only at some times or it may not use them at all.

The municipal securities that the Fund holds to maturity are redeemable by the security's issuer at their full principal value plus any accrued interest. During the time they are held in the Fund's portfolio, however, the values of those securities may be affected by changes in general interest rates and other factors. The current values of debt securities vary inversely with changes in prevailing interest rates, meaning that after a security is purchased if interest rates increase, the security will normally decline in value and if interest rates decrease, normally its value would increase. Those changes in value generally will not result in realized gains or losses unless the Fund sells a security prior to its maturity. However, if the Fund disposes of a security prior to its maturity, the Fund could realize a capital gain or loss on the sale.

There are variations in the credit quality of municipal securities, both within a particular rating category and between categories. These variations depend on numerous factors. The factors affecting the yields of municipal securities include: general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue (if any).

Unless the Prospectus or SAI states that an investment percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except for borrowing and investments in illiquid securities). That means the Fund does not have to buy or sell securities solely to meet percentage limits if those limits were exceeded because the value of the investment changed in proportion to the size of the Fund.

The Fund's Main Investment Policies

Municipal Securities. The types of municipal securities in which the Fund may invest and the Fund's principal investment strategies are described in the Prospectus under "Principal Investment Strategies" and "About the Fund's Investments". Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

Under normal market conditions, and as a fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities the income from which, in the opinion of counsel to the issuer of each security, is exempt from both federal and state individual income tax, which may include securities of issuers located outside of the Fund's state such as U.S. territories, commonwealths and possessions. Securities that generate income subject to alternative minimum tax (AMT) will count towards the Fund's 80% requirement. The Fund selects investments without regard to this type of tax treatment.

  Interest Rate Risk. Interest rate risk refers to the fluctuations in value of a debt security resulting from the relationship between price and yield. An increase in general interest rates will tend to reduce the market value of already-issued debt securities and a decline in general interest rates will tend to increase their value. Debt securities with longer maturities are usually subject to greater fluctuations in value from interest rate changes than obligations having shorter maturities. Variable rate debt securities pay interest based on an interest rate benchmark. When the benchmark rate changes, the interest payments on those securities may be reset at a higher or lower rate. Except for investments in variable rate debt securities, fluctuations in general interest rates do not affect the amount of interest income received. Fluctuations in the market valuations of debt securities may, however, affect the value of Fund assets. "Zero-coupon" or "stripped" securities may be particularly sensitive to interest rate changes. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.
  Duration Risk. Duration risk is the risk that longer-duration debt securities are more likely to decline in price than shorter-duration debt securities, in a rising interest-rate environment. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. "Effective duration" attempts to measure the expected percentage change in the value of a bond or portfolio resulting from a change in prevailing interest rates. The change in the value of a bond or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond's value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the bond's value to increase 3%. The duration of a debt security may be equal to or shorter than the full maturity of a debt security.
  Credit Risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds. In making investments in debt securities, the Sub-Adviser may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a security's credit-worthiness. If securities the Fund buys are unrated, they may be assigned a rating by the Sub-Adviser in categories similar to those of a rating organization. The Fund does not have investment policies establishing specific maturity ranges for the Fund's investments, and they may be within any maturity range (short, medium or long) depending on the Sub-Adviser's evaluation of investment opportunities available within the debt securities markets.
  Credit Spread Risk. Credit spread risk the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund's lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.
  Extension Risk. Extension risk is the risk that, if interest rates rise rapidly, repayments of principal on certain debt securities may occur at a slower rate than expected, and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value.
  Reinvestment Risk. Reinvestment risk is the risk that when interest rates fall, the Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds.
  Prepayment Risk. Certain fixed-income securities are subject to the risk of unanticipated prepayment. Prepayment risk is the risk that, when interest rates fall, the issuer will redeem the security prior to the security's expected maturity, or that borrowers will repay the loans that underlie these fixed-income securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security's price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.

Municipal Bonds. Long-term municipal securities which have a maturity of more than one year (when issued) are classified as "municipal bonds." The principal classifications of long-term municipal bonds are "general obligation" bonds and "revenue" bonds (including "private activity" bonds). They may have fixed, variable or floating rates of interest or may be "zero-coupon" bonds, as described below.

Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time. Typically, that is 5 to 10 years from the issuance date. When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond. If that occurs, the Fund might have to reinvest the proceeds of the called bond in investments that pay a lower rate of return, which could reduce the Fund's yield.

General Obligation Bonds. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited. Additionally, there may be limits on the rate or amount of special assessments that can be levied to meet these obligations.

Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source, such as a state's or local government's proportionate share of the tobacco Master Settlement Agreement ("MSA") (as described in the section titled "Tobacco Related Bonds"). Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals.

Although the principal security for revenue bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

Private Activity Bonds. The Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), includes rules governing tax-exemption for interest paid on certain types of municipal securities known as "private activity bonds" (referred to as "industrial development bonds" under pre-1986 law). The proceeds from private activity bonds are used to finance various non-governmental privately owned and/or operated facilities. Under the Internal Revenue Code, interest on private activity bonds can be excluded from gross income for federal income tax purposes if (i) the financed activities fall into one of seven categories of "qualified private activity bonds," consisting of mortgage bonds, veterans mortgage bonds, small issue bonds, student loan bonds, redevelopment bonds, "exempt facility bonds" and "501(c)(3) bonds," and (ii) certain tests are met. The types of facilities that may be financed with exempt facility bonds include airports, docks and wharves, water furnishing facilities, sewage facilities, solid waste disposal facilities, qualified residential rental projects, hazardous waste facilities and high speed intercity rail facilities. The types of facilities that may be financed with 501(c)(3) bonds include hospitals and educational facilities that are owned by 501(c)(3) tax-exempt organizations. The payment of the principal and interest on such qualified private activity bonds is dependant solely on the ability of the facility's user to meet its financial obligations, generally from the revenues derived from the operation of the financed facility, and the pledge, if any, of real and personal property financed by the bond as security for those payments.

Whether a municipal security is a private activity bond (the interest on which is taxable unless it is a qualified private activity bond) depends on whether (i) more than a certain percentage (generally 10%) of (a) the proceeds of the security are used in a trade or business carried on by a non-governmental person and (b) the payment of principal or interest on the security is directly or indirectly derived from such private use, or is secured by privately used property or payments in respect of such property, or (ii) more than the lesser of 5% of the issue or $5 million is used to make or finance loans to non-governmental persons.

Under Internal Revenue Code Section 147(a), certain types of private activity bonds that would otherwise be qualified tax-exempt private activity bonds will not be qualified for any period during which the bond is held by a person who is a "substantial user" of the facilities financed by the bond, or a "related person" of such a substantial user. Generally a "substantial user" is a non-exempt person who regularly uses part of a facility in a trade or business.

Therefore, certain municipal securities could lose their tax-exempt status retroactively if the issuer or user fails to meet certain continuing requirements regarding the use and operation of the bond-financed facilities and the use and expenditure of the proceeds of such securities for the entire period during which the securities are outstanding. The Fund makes no independent investigation into the use of such facilities or the expenditure of such proceeds. If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

Tax-exempt interest on certain qualified private activity bonds may nonetheless be treated as a "tax preference" item subject to the alternative minimum tax (the "AMT"). If such qualified private activity bonds are held by the Fund, a proportionate share of the exempt-interest dividends paid by the Fund would constitute an item of tax preference to shareholders that are subject to the AMT.

Limitations on the amount of private activity bonds that each state may issue may reduce the supply of such bonds. The value of the Fund's portfolio could be affected by these limitations if they reduce the availability of such bonds.

Municipal Notes. Municipal securities that have a maturity of less than one year (when the security is issued) are generally known as "municipal notes." Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Fund can invest in are described below.

Tax Anticipation Notes. These are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

Revenue Anticipation Notes. These are notes issued in expectation of receipt of other types of revenue, such as federal revenues available under federal revenue-sharing programs.

Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. The long-term bonds that are issued typically also provide the money for the repayment of the notes.

Construction Loan Notes. These are sold to provide project construction financing until permanent financing can be secured. After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

Tax-Exempt Commercial Paper. This type of short-term obligation (usually having a maturity of 270 days or less) is issued by a municipality to meet current working capital needs.

Auction Rate Securities. Auction rate securities are municipal debt instruments with long-term nominal maturities for which the interest rate is reset at specific shorter frequencies (typically every 7-35 days) through a "dutch" auction process. A dutch auction is a competitive bidding process used to determine rates on each auction date. In a dutch auction, a broker-dealer submits bids, on behalf of current and prospective investors, to the auction agent. The winning bid rate is the rate at which the auction "clears," meaning the lowest possible interest rate at which all the securities can be sold at par. This "clearing rate" is paid on the entire issue for the upcoming period and includes current holders of the auction rate securities. Investors who bid a minimum rate above the clearing rate receive no securities, while those whose minimum bid rates were at or below the clearing rate receive the clearing rate for the next period.

While the auction rate process is designed to permit the holder to sell the auction rate securities in an auction at par value at specified intervals, there is the risk that an auction will fail due to insufficient demand for the securities. Auction rate securities may be subject to changes in interest rates, including decreased interest rates. Failed auctions may impair the liquidity of auction rate securities.

Municipal Lease Obligations. The Fund's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

Some municipal lease securities may be deemed to be "illiquid" securities. The Sub-Adviser may determine that certain municipal leases are liquid under guidelines that require the Sub-Adviser to evaluate, among other factors, the following:

  the frequency (or anticipated frequency) of trades and price quotations for such securities;
  the number, quality and experience of dealers willing to purchase or sell a security and the number of other potential purchasers;
  dealer undertakings to make a market in a security and the identity of such dealers; and
  the nature of the security and the nature of the marketplace trades.

While the Fund holds such securities, the Sub-Adviser will also evaluate the likelihood of a continuing market for these securities and their credit quality.

Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis. While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities. Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources. That revenue might be diverted to the funding of other municipal service projects. Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

Municipal leases may also be subject to "abatement risk." The leases underlying certain municipal lease obligations may state that lease payments are subject to partial or full abatement. That abatement might occur, for example, if material damage to or destruction of the leased property interferes with the lessee's use of the property. However, in some cases that risk might be reduced by insurance covering the leased property, or by the use of credit enhancements such as letters of credit to back lease payments, or perhaps by the lessee's maintenance of reserve monies for lease payments.

In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units. A default in payment of income would result in a reduction of income to the Fund. It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Fund.

TOBACCO RELATED BONDS. The Fund may invest in two types of tobacco related bonds: (i) tobacco settlement revenue bonds, for which payments of interest and principal are made solely from a state's interest in the MSA described below, and (ii) tobacco bonds subject to a state's appropriation pledge, for which payments may come from both the MSA revenue and the applicable state's appropriation pledge.

Tobacco Settlement Revenue Bonds. The Fund may invest up to 25% (measured at the time of purchase) of its total assets in tobacco settlement revenue bonds. Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the MSA. The MSA is an agreement reached out of court in November 1998 between 46 states and six other U.S. jurisdictions (including Puerto Rico and Guam) and the four largest (now three) U.S. tobacco manufacturers (Philip Morris, RJ Reynolds, Brown & Williamson (merged with RJ Reynolds in 2004), and Lorillard). Subsequently, a number of smaller tobacco manufacturers signed on to the MSA. The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share and each state receives a fixed percentage of the payment as set forth in the MSA.

A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus the risk to the Fund, are highly dependent on the receipt of future settlement payments by the state or its governmental entity, as well as other factors. The actual amount of future settlement payments is dependent on many factors including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline.

On June 22, 2009, President Obama signed into law the "Family Smoking Prevention and Tobacco Control Act" which extends the authority of the U.S. Food and Drug Administration to encompass the regulation of tobacco products. Among other things, the legislation authorizes the FDA to adopt product standards for tobacco products, restrict advertising of tobacco products, and impose stricter warning labels. FDA regulation of tobacco products could result in greater decreases in tobacco consumption than originally forecasted. On August 31, 2009, a number of tobacco manufacturers filed suit in federal court in Kentucky alleging that certain of the provisions of the FDA Tobacco Act restricting the advertising and marketing of tobacco products are inconsistent with the freedom of speech guarantees of the First Amendment of the United States Constitution. The suit does not challenge Congress' decision to give the FDA regulatory authority over tobacco products or the vast majority of the provisions of the law.

Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers could also cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments, which could affect the Fund's net asset value.

The MSA and tobacco manufacturers have been and continue to be subject to various legal claims. An adverse outcome to any litigation matters relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges.

Tobacco Subject to Appropriation (STA) Bonds. In addition to the tobacco settlement bonds discussed above, the Fund also may invest in tobacco related bonds that are subject to a state's appropriation pledge ("STA Tobacco Bonds"). STA Tobacco Bonds rely on both the revenue source from the MSA and a state appropriation pledge.

These STA Tobacco Bonds are part of a larger category of municipal bonds that are subject to state appropriation. Although specific provisions may vary among states, "subject to appropriation bonds" (also referred to as "appropriation debt") are typically payable from two distinct sources: (i) a dedicated revenue source such as a municipal enterprise, a special tax or, in the case of tobacco bonds, the MSA funds, and (ii) the issuer's general funds. Appropriation debt differs from a state's general obligation debt in that general obligation debt is backed by the state's full faith, credit and taxing power, while appropriation debt requires the state to pass a specific periodic appropriation to pay interest and/or principal on the bonds as the payments come due. The appropriation is usually made annually. While STA Tobacco Bonds offer an enhanced credit support feature, that feature is generally not an unconditional guarantee of payment by a state and states generally do not pledge the full faith, credit or taxing power of the state. The Fund considers the STA Tobacco Bonds to be "municipal securities" for purposes of its concentration policies.

Litigation Challenging the MSA. The participating manufacturers and states in the MSA are subject to several pending lawsuits challenging the MSA and/or related state legislation or statutes adopted by the states to implement the MSA (referred to herein as the "MSA-related legislation"). One or more of the lawsuits allege, among other things, that the MSA and/or the states' MSA-related legislation are void or unenforceable under the Commerce Clause and certain other provisions of the U.S. Constitution, the federal antitrust laws, federal civil rights laws, state constitutions, consumer protection laws and unfair competition laws.

To date, challenges to the MSA or the states' MSA-related legislation have not been ultimately successful, although several such challenges have survived initial appellate review of motions to dismiss or have proceeded to a stage of litigation where the ultimate outcome may be determined by, among other things, findings of fact based on extrinsic evidence as to the operation and impact of the MSA and the states' MSA-related legislation.

The MSA and states' MSA-related legislation may also continue to be challenged in the future. A determination that the MSA or states' MSA-related legislation is void or unenforceable would have a material adverse effect on the payments made by the participating manufacturers under the MSA.

Litigation Seeking Monetary Relief from Tobacco Industry Participants. The tobacco industry has been the target of litigation for many years. Both individual and class action lawsuits have been brought by or on behalf of smokers alleging that smoking has been injurious to their health, and by non-smokers alleging harm from environmental tobacco smoke, also known as "secondhand smoke." Plaintiffs seek various forms of relief, including compensatory and punitive damages aggregating billions of dollars, treble/multiple damages and other statutory damages and penalties, creation of medical monitoring and smoking cessation funds, disgorgement of profits, legal fees, and injunctive and equitable relief.

The MSA does not release participating manufacturers from liability in either individual or class action cases. Healthcare cost recovery cases have also been brought by governmental and non-governmental healthcare providers seeking, among other things, reimbursement for healthcare expenditures incurred in connection with the treatment of medical conditions allegedly caused by smoking. The participating manufacturers are also exposed to liability in these cases, because the MSA only settled healthcare cost recovery claims of the participating states. Litigation has also been brought against certain participating manufacturers and their affiliates in foreign countries.

The ultimate outcome of any pending or future lawsuit is uncertain. Verdicts of substantial magnitude that are enforceable as to one or more participating manufacturers, if they occur, could encourage commencement of additional litigation, or could negatively affect perceptions of potential triers of fact with respect to the tobacco industry, possibly to the detriment of pending litigation. An unfavorable outcome or settlement or one or more adverse judgments could result in a decision by the affected participating manufacturers to substantially increase cigarette prices, thereby reducing cigarette consumption beyond the forecasts under the MSA. In addition, the financial condition of any or all of the participating manufacturer defendants could be materially and adversely affected by the ultimate outcome of pending litigation, including bonding and litigation costs or a verdict or verdicts awarding substantial compensatory or punitive damages. Depending upon the magnitude of any such negative financial impact (and irrespective of whether the participating manufacturer is thereby rendered insolvent), an adverse outcome in one or more of the lawsuits could substantially impair the affected participating manufacturer's ability to make payments under the MSA.

Credit Ratings of Municipal Securities. Ratings by ratings organizations such as Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), and Fitch, Inc. ("Fitch") represent the respective rating agency's opinions of the credit quality of the municipal securities they undertake to rate. However, their ratings are general opinions and are not guarantees of quality or indicative of market value risk. Municipal securities that have the same maturity, coupon and rating may have different yields, while other municipal securities that have the same maturity and coupon but different ratings may have the same yield. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

"Investment-grade" securities are those rated within the four highest rating categories of S&P's, Moody's, Fitch or another nationally recognized statistical rating organization (or, in the case of unrated securities, determined by the Fund's Sub-Adviser to be comparable to securities rated investment-grade). While securities rated within the fourth highest category by S&P's (meaning BBB+, BBB or BBB-) or by Moody's (meaning Baa1, Baa2 or Baa3) are considered "investment-grade," they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the Sub-Adviser uses the highest rating assigned.

Below-investment-grade securities (also referred to as "junk bonds") are those rated below investment grade by the S&P, Moody's, Fitch or other nationally recognized statistical rating organization or unrated securities the Sub-Adviser believes are of comparable quality.

After the Fund buys a municipal security, the security may cease to be rated or its rating may be reduced. Neither event requires the Fund to sell the security, but the Sub-Adviser will consider such events in determining whether the Fund should continue to hold the security. To the extent that ratings given by Moody's, S&P, Fitch or another nationally recognized statistical rating organization change as a result of changes in those rating organizations or their rating systems, the Fund will attempt to use similar ratings as standards for investments in accordance with the Fund's investment policies. The Sub-Adviser continuously monitors the issuers of below-investment-grade securities held by the Fund for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Fund so that it can meet redemption requests.

The Fund may buy municipal securities that are "pre-refunded." The issuer's obligation to repay the principal value of the security is generally collateralized with U.S. government securities placed in an escrow account. This causes the pre-refunded security to have essentially the same risks of default as a AAA-rated security.

A list of the rating categories of Moody's, S&P, Fitch and other nationally recognized statistical rating organizations for municipal securities is contained in an Appendix to this SAI.

     Unrated Securities. Because the Fund purchases securities that are not rated by any nationally recognized statistical rating organization, the Sub-Adviser may internally assign ratings to those securities, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. Unrated securities are considered "investment-grade" or "below-investment-grade" if judged by the Sub-Adviser to be comparable to rated investment-grade or below-investment-grade securities. There can be no assurance, nor is it intended, that the Sub-Adviser's credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. The Sub-Adviser's rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market, which means that the Fund might have difficulty selling them promptly at an acceptable price. In evaluating the credit quality of a particular security, whether rated or unrated, the Sub-Adviser will normally take into consideration a number of factors including, but not limited to, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer's sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer's management, and regulatory factors affecting the issuer or the particular facility.

Special Risks of Below-Investment-Grade Securities. While below-investment-grade securities generally may have a higher yield than securities rated in the higher rating categories, they are subject to increased risks. Below-investment-grade securities are considered to be speculative with respect to the ability of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than investment-grade rated securities, especially during times of weakening economic conditions or rising interest rates. The major risks of below-investment-grade securities include:

  Prices of below-investment-grade securities are subject to extreme price fluctuations, even under normal market conditions. Negative economic developments may have a greater impact on the prices of below-investment-grade securities than on those of other higher-rated fixed income securities. In addition, the market values of below-investment-grade securities tend to reflect individual issuer developments to a greater extent than do the market values of higher rated securities, which react primarily to fluctuations in the general level of interest rates.
  Below-investment-grade securities may be issued by less creditworthy issuers and may be more likely to default than investment-grade securities. The issuers of below-investment-grade securities may have more outstanding debt relative to their assets than issuers of higher-grade securities. Below-investment-grade securities are vulnerable to adverse changes in the issuer's industry and to general economic conditions. If the issuers experiences financial stress, it may not be able to pay interest and principal payments in a timely manner. The issuer's ability to pay its debt obligations also may be lessened by specific issuer developments or the unavailability of additional financing. In the event of a default of an issuer of a below-investment-grade security, the Fund may incur expenses to the extent necessary to seek recovery or to negotiate new terms.
  Below-investment-grade securities are frequently ranked junior to claims by other creditors. If the issuer cannot meet its obligations, the senior obligations are generally paid off before the junior obligations, which could limit the Fund's ability to fully recover principal or to receive interest payments when senior securities are in default. As a result, investors in below-investment-grade securities have a lower degree of protection with respect to principal and interest payments than do investors in higher rated securities.
  There may be less of a market for below-investment securities and as a result they may be harder to sell at an acceptable price. Not all dealers maintain markets in all below-investment-grade securities. As a result, there is no established retail secondary market for many of these securities. The Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its securities. Market quotations are generally available on many below-investment-grade securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. In addition, the trading volume for below-investment-grade securities is generally lower than that for higher rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. Under certain economic and/or market conditions, the Fund may have difficulty disposing of certain below-investment-grade securities due to the limit number of investors in that sector of the market. When the secondary market for below-investment-grade securities becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value the Fund's securities and judgment plays a more important role in determining such valuations.
  Below-investment-grade securities frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. During times of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and finance them with securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them; the Fund may have to replace the securities with lower yielding securities, which could result in a lower return for the Fund.
  Below-investment-grade securities markets may also react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. An increase in interest rates could severely disrupt the market for below-investment-grade securities. Additionally, below-investment-grade securities may be affected by legislative and regulatory developments. These developments could adversely affect a Fund's net asset value and investment practices, the secondary market for below-investment-grade securities, the financial condition of issuers of these securities and the value and liquidity of outstanding below-investment-grade securities, especially in a thinly traded market.

These additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund's net asset value may be affected by declines in the value of lower-grade securities. Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund's exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk.
While securities rated "Baa" by Moody's, "BBB" by S&P, or the similar category by the Sub-Adviser if an unrated security, are investment-grade, they may be subject to special risks and have some speculative characteristics.

U.S. Territories, Commonwealths and Possessions. The Fund also invests in municipal securities issued by certain territories, commonwealths and possessions of the United States that pay interest that is exempt (in the opinion of the issuer's legal counsel when the security is issued) from federal and state income tax. Therefore, the Fund's investments could be affected by the fiscal stability of, for example, Puerto Rico, the Virgin Islands, Guam, or the Northern Mariana Islands. Additionally, the Fund's investments could be affected by economic, legislative, regulatory or political developments affecting issuers in those territories, commonwealths or possessions. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of one or several municipal security issuers of a territory, commonwealth or possession could affect the market values and marketability of many or all municipal obligations of such territory, commonwealth or possession. A discussion of the special considerations relating to the Fund's municipal obligations and other factors or economic conditions in those territories, commonwealths or possessions is provided in an Appendix to this SAI.

Inverse Floaters. The Fund may invest in inverse floaters to seek greater income and total return. Inverse floaters, under ordinary circumstances, offer higher yields and thus provide higher income than fixed-rate municipal bonds of comparable maturity and credit quality. Inverse floaters may offer relatively high current income, reflecting the spread between long-term and short-term tax-exempt interest rates. During periods of rising interest rates, the market values of inverse floaters will tend to decline more quickly than those of fixed rate securities. As long as the municipal yield curve remains positively sloped (meaning short-term interest rates are lower than long-term interest rates), owners of inverse floaters will have the opportunity to earn interest at above market rates. If the yield curve flattens or becomes negatively sloped, the yield advantage offered by an inverse floater will diminish (or disappear).

An inverse floater is created as part of a financial transaction referred to as a "tender option bond" transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the "underlying municipal bond") to a broker dealer (the "sponsor"). The sponsor creates a trust (the "Trust") into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as the "inverse floater") to the Fund. The proceeds of the sale of the bond by the Fund remaining after it buys the inverse floater can be used for any purpose. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the "purchase price") periodically, usually daily or weekly. A remarketing agent for the Trust (typically an affiliate of the sponsor) is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

The Fund may also purchase an inverse floater created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust's administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floater. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floater.

Typically, the terms of an inverse floater grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund's acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise either of these rights, the Fund can voluntarily terminate or "collapse" the Trust, terminate its investment in the related inverse floater and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floater or (ii) a principal amount of the inverse floater held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund's investment exposure to the underlying municipal bond.

The Fund's investments in inverse floaters involve certain risks. As short-term interest rates rise, inverse floaters produce less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, inverse floaters produce more current income. Thus, if short-term interest rates rise after the issuance of the inverse floater, any yield advantage is reduced or eliminated. All inverse floaters entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities and the value of, and income earned on, an inverse floater that has a higher degree of leverage (represented by a larger outstanding principal amount of related short-term floating rate securities relative to the par value of the underlying municipal bond) will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than an inverse floater with a lower degree of leverage. Changes in the value of an inverse floater will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate security increases the sensitivity of an inverse floater to changes in interest rates and to the market value of the underlying municipal bond. An inverse floater can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or "collapse" of a Trust upon the occurrence of certain adverse events, usually referred to as "mandatory tender events" or "tender option termination events." These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floater, with the holder of the inverse floater (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that holders of the short-term floating rates securities receive the purchase price for their securities in connection with such termination of the Trust, in which instance the Fund may have an obligation to reimburse the liquidity provider, as described below). The sale of the underlying bond following such an event could be at an adverse price that might result in the loss by the Fund of a substantial portion, or even all, of its investment in the related inverse floater.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a "mandatory tender event." In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floater, would not be required to make such a reimbursement payment to the liquidity provider. The Sub-Adviser monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in related inverse floaters, if it deems it appropriate to do so.

When the Fund creates an inverse floater in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities (but does not separately include the related inverse floater on either). The Fund also includes a liability on its Statement of Assets and Liabilities equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund's Statement of Operations, while interest payable on the related short-term floating rate securities is recorded as interest expense. As mentioned above, the Fund may also purchase an inverse floater created as part of a tender option bond transaction when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floater related to such transaction on its Statement of Investments and interest on the security is recorded as investment income on the Fund's Statement of Operations.

Borrowing and Leverage. The Fund can borrow from banks, as permitted by the Investment Company Act. It can use those borrowings for investment-related purposes such as purchasing securities believed to be desirable by the Sub-Adviser. The Fund also can borrow from banks and other lenders to meet redemption obligations or for temporary and emergency purposes. When the Fund borrows money, it is using a speculative investment technique known as "leverage," and changes in the value of the Fund's investments will have a larger effect on its share price than if it did not borrow. Under the Fund's investment policies, the Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption from that Act that applies to the Fund. Currently, under the Investment Company Act, a mutual fund may borrow only from banks (other than for emergency purposes) and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed), less all liabilities and indebtedness other than borrowings, meaning that the value of those assets must be at least equal to 300% of the amount borrowed. If the value of the Fund's assets fails to meet this 300% asset coverage requirement, the Fund will reduce the amount of its borrowings within three days to meet the requirement. To do so, the Fund might have to sell a portion of its investments at a disadvantageous time and for a disadvantageous price.

The Fund may also borrow up to 5% of its total assets for temporary or emergency purposes from any lender. Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed.

The Fund will pay interest and may pay other fees in connection with loans. Interest expense and the amount of any other fees incurred by the Fund in connection with loans will raise the overall expenses of the Fund and may reduce its returns. If the Fund does borrow, its expenses will usually be greater than comparable funds that do not borrow. The interest and fees paid on a loan might be more or less than the yield on any securities purchased with the loan proceeds. If those costs are more than the yield on the securities purchased, the Fund's return will be reduced. Additionally, on the maturity date for any loan, the Fund must have sufficient cash available to pay back the lender the amount borrowed.

Loans are typically secured by assets of the Fund, meaning that the Fund will grant the lender a security interest in some or all of its assets to secure its performance under the related loan. If the Fund were to default in the payment of interest or other fees in connection with a secured loan or fail to repay the principal amount of that loan on maturity or fail to satisfy other obligations it may owe to the lender in connection with that loan, the lender would have certain rights to foreclose on, take, and liquidate those assets of the Fund in which the lender was granted a security interest in order to satisfy any outstanding amounts the Fund owed in connection with the loan.

The Fund participates in a secured line of credit (the "Line of Credit") with certain commercial paper conduits, as lenders, Citibank, N.A. as a secondary lender and administrator, and other banks, each as lenders from time to time. The Line of Credit enables the Fund to participate with certain other Oppenheimer funds, as borrowers, in a committed, secured borrowing facility that permits borrowings by the participants of up to a maximum aggregate amount, as negotiated from time to time. Borrowings by the Fund under the Line of Credit can be used to purchase securities for investment or for other purposes. The Fund's Board determined that the Fund's participation in the Line of Credit is consistent with the Fund's investment objective and policies and is in the best interests of the Fund and its shareholders.

Under the Line of Credit, in the event that the commercial paper conduit lenders are unable or unwilling to make loans, Citibank, N.A. and the other bank lenders, if any, would then be required to make those loans. Under the Line of Credit, interest is charged to the Fund, based on its borrowings, at current commercial rates. Additionally, the Fund will pay its pro rata portion of a loan commitment fee for the Line of Credit, and pays additional fees annually to the lenders on its outstanding borrowings for management and administration of the facility. The Fund can prepay loans and terminate its participation in the Line of Credit at any time upon prior notice to Citibank, N.A. As a borrower under the Line of Credit, the Fund has certain rights and remedies under state and federal law comparable to those it would have with respect to a loan from a bank.

Reverse Repurchase Agreements. The Fund may engage in reverse repurchase agreements.  A reverse repurchase agreement is the sale of a debt obligation to a party for a specified price, with the simultaneous agreement to repurchase it from that party on a future date at a higher price. These transactions involve the risk that the market value of the securities sold under a reverse repurchase agreement could decline below the price that the Fund is required to repurchase them. The Fund will identify liquid assets on its books to cover its obligations under reverse repurchase agreements until payment is made to the other party.

Illiquid Securities. Generally, an illiquid asset is an asset that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it has been valued. Under the Fund's procedures for determining liquidity, the Sub-Adviser determines the liquidity of portfolio investments. The Sub-Adviser takes into account the trading activity and potential purchasers for the securities, among other factors. The Sub-Adviser monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Liquidity may dissipate at anytime and there can be no assurance that the Sub-Adviser's liquidity determinations will be correct or that a reduction in liquidity will not occur between the time such determination is made and an event prompting the Fund to sell a security.

Floating Rate and Variable Rate Obligations. Floating or variable rate obligations may have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligations.

The interest rate on a floating rate demand note is based on a market rate, such as the percentage of LIBOR, the SIFMA Municipal Swap index or a bank's prime rate and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is also based on a specified market rate but is adjusted automatically at specified intervals of not less than one year. Generally, the changes in the interest rates on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The Sub-Adviser may determine that an unrated floating rate or variable rate demand obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder. Floating rate or variable rate obligations that do not provide for the recovery of principal and interest within seven days are subject to the Fund's limitations on investments in illiquid securities.

Other Investments and Investment Strategies

The Fund may also use the following types of investments and investment strategies.

Percentage of LIBOR Notes (PLNs). The Fund may invest in Percentage of LIBOR Notes ("PLNs") which are variable rate municipal securities based on the London Interbank Offered Rate ("LIBOR"), a widely used benchmark for short-term interest rates and used by banks for interbank loans with other banks. The PLN typically pays interest based on a percentage of a LIBOR rate for a specified time plus an established yield premium. Due to their variable rate features, PLNs will generally pay higher levels of income in a rising short-term interest rate environment and lower levels of income as short-term interest rates decline. In times of substantial market volatility, however, the PLNs may not perform as anticipated. The value of a PLN also may decline due to other factors, such as changes in credit quality of the underlying bond.

The Fund also may invest in PLNs that are created when a broker-dealer/sponsor deposits a municipal bond into a trust created by the sponsor. The trust issues a percentage of LIBOR floating rate certificate (i.e., the PLN) to the Fund and a residual interest certificate to third parties who receive the remaining interest on the bond after payment of the interest distribution to the PLN holder and other fees.

The Fund's ability to engage in transactions using PLNs may be limited due to market factors.  There is no assurance that a liquid secondary market will exist for any particular PLN or at any particular time, and so the Fund may not be able to close a position in a PLN when it is advantageous to do so.

Defaulted Securities. The Fund may, from time to time, purchase defaulted securities if, the Sub-Adviser believes that there is a potential for resumption of income payments or realization of income on the sale of the securities or the collateral or other advantageous developments appear likely in the near future. The purchase of defaulted securities is highly speculative and involves a high degree of risk. There is a risk of a substantial or complete loss of the Fund's investment in the event the issuer does not restructure or reorganize to enable it to resume paying interest and principal to holders. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings and it may be difficult to obtain information about the condition of such issuers. Such bankruptcy or receivership proceedings may require participation by the Sub-Adviser on behalf of the Fund. Defaulted securities may be less actively traded than other securities, making it more difficult to dispose of substantial holdings of such securities at prevailing market prices. Their market prices also are subject to abrupt and erratic movements and above-average price volatility and the spread between the bid and asked prices may be greater than normally expected.

When-Issued and Delayed-Delivery Transactions. The Fund can purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed-delivery" basis. "When-issued" or "delayed-delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date. Normally the settlement date is within six months of the purchase of municipal bonds and notes. However, the Fund may, from time to time, purchase municipal securities having a settlement date more than six months and possibly as long as two years or more after the trade date. The securities are subject to change in value from market fluctuation during the settlement period. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Sub-Adviser before settlement will affect the value of such securities and may cause loss to the Fund. No income begins to accrue to the Fund on a when-issued security until the Fund receives the security at settlement of the trade.

The Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield it considers advantageous.

When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purposes of investment leverage. Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects the value of the security purchased. In a sale transaction, it records the proceeds to be received, in determining its net asset value. In a purchase transaction the Fund will identify on its books liquid securities of any type with a value at least equal to the purchase commitments until the Fund pays for the investment.

When-issued transactions and forward commitments can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.

Zero-Coupon Securities. The Fund may buy zero-coupon and delayed interest municipal securities. Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches. Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

The Fund's investment in zero-coupon securities may cause the Fund to recognize income and be required to make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Puts and Standby Commitments. The Fund may acquire "stand-by commitments" or "puts" with respect to municipal securities to enhance portfolio liquidity and to try to reduce the average effective portfolio maturity. These arrangements give the Fund the right to sell the securities at a set price on demand to the issuing broker-dealer or bank. However, securities having this feature may have a relatively lower interest rate.

When the Fund buys a municipal security subject to a standby commitment to repurchase the security, the Fund is entitled to same-day settlement from the purchaser. The Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the time of exercise. A put purchased in conjunction with a municipal security enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price.

The Fund might purchase a standby commitment or put separately in cash or it might acquire the security subject to the standby commitment or put (at a price that reflects that additional feature). The Fund will enter into these transactions only with banks and securities dealers that, in the Sub-Adviser's opinion, present minimal credit risks. The Fund's ability to exercise a put or standby commitment will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised. If the bank or dealer should default on its obligation, the Fund might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.

Puts and standby commitments are not transferable by the Fund. They terminate if the Fund sells the underlying security to a third party. The Fund intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements might enable the Fund to sell a security at a pre-arranged price that may be higher than the prevailing market price at the time the put or standby commitment is exercised. However, the Fund might refrain from exercising a put or standby commitment if the exercise price is significantly higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the Fund's business relationships with the seller.

A put or standby commitment increases the cost of the security and reduces the yield otherwise available from the security. Any consideration paid by the Fund for the put or standby commitment will be reflected on the Fund's books as unrealized depreciation while the put or standby commitment is held, and a realized gain or loss when the put or commitment is exercised or expires. Interest income received by the Fund from municipal securities subject to puts or stand-by commitments may not qualify as tax-exempt in its hands if the terms of the put or stand-by commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.

Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements. Repurchase agreements may be acquired for temporary defensive purposes, to maintain liquidity to meet anticipated share redemptions, pending the investment of the proceeds from sales of shares, or pending the settlement of portfolio securities transactions. In a repurchase transaction, the purchaser buys a security from, and simultaneously resells it to, an approved institution for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved institutions include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. Institutions must meet credit requirements set by the Sub-Adviser from time to time.

The majority of repurchase transactions run from day to day and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements that have a maturity beyond seven days are subject to limits on illiquid investments. There is no limit on the amount of assets that may be subject to repurchase agreements having maturities of seven days or less.

Repurchase agreements are considered "loans" under the Investment Company Act and are collateralized by the underlying security. Repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the institution fails to pay the repurchase price on the delivery date, there may be costs incurred in disposing of the collateral and losses if there is a delay in the ability to do so. The Sub-Adviser will monitor the institution's creditworthiness to confirm that it is financially sound and will continuously monitor the collateral's value.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the "SEC"), the Fund, along with the affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

Loans of Portfolio Securities. Securities lending pursuant to a Securities Lending Agency Agreement (the "Securities Lending Agreement") with Goldman Sachs Bank USA, doing business as Goldman Sachs Agency Lending ("Goldman Sachs"), may be used to attempt to increase income. Loans of portfolio securities must comply with all applicable regulations and with the Fund's Securities Lending Procedures adopted by the Board. The terms of any loans must also meet applicable tests under the Internal Revenue Code.

There are certain risks in connection with securities lending, including possible delays in receiving additional collateral to secure a loan, or a delay or expenses in recovery of the loaned securities. Goldman Sachs has agreed, in general, to guarantee the obligations of borrowers to return loaned securities and to be responsible for certain expenses relating to securities lending. Under the Securities Lending Agreement, the Fund's securities lending procedures and applicable regulatory requirements (which are subject to change), the Fund must receive collateral from the borrower consisting of cash, bank letters of credit or securities of the U.S. government (or its agencies or instrumentalities). On each business day, the amount of collateral that the Fund has received must at least equal the value of the loaned securities. If the Fund receives cash collateral from the borrower, the Sub-Adviser, in its capacity as the Fund's collateral administrator, may invest that cash in certain high quality, short-term investments, including in money market funds advised by the Manager. The Fund will be subject to its proportional share of the expenses of such money market funds, including the advisory fee payable to the Manager or its affiliate as adviser to such funds. The Sub-Adviser may charge a collateral administration fee of 0.08% on the value of cash collateral invested in other securities. All of the Fund's collateral investments must comply with its securities lending procedures. The Fund will be responsible for the risks associated with the investment of cash collateral, including the risk that the Fund may lose money on the investment or may fail to earn sufficient income to meet its obligations to the borrower.

The terms of the loans must permit the Fund to recall loaned securities on five business days' notice and the Fund will seek to recall loaned securities in time to vote on any matters that the Sub-Adviser determines would have a material effect on the Fund's investment. The Securities Lending Agreement may be terminated by either Goldman Sachs or the Fund on 30 days' written notice.

The Fund limits loans of portfolio securities to not more than 25% of its net assets.

Liquidity Facility. The Fund can participate in a program offered by ReFlow, LLC ("ReFlow") which provides additional liquidity to help the Fund meet shareholder redemptions without having to liquidate portfolio securities or borrow money, each of which imposes certain costs on the Fund. ReFlow is designed to provide an alternative source of funding to help meet shareholder redemptions while minimizing the Fund's costs and cash flow disruptions (compared to selling portfolio securities or other liquidity facilities such as a line of credit) and allowing the Fund to remain more fully invested. ReFlow provides this liquidity by being prepared to purchase Fund shares, at the Fund's closing net asset value, equal to the amount of the Fund's net redemptions on any given day. On subsequent days when the Fund experiences net subscriptions, ReFlow redeems its holdings at the Fund's net asset value on that day. When the Fund participates in the ReFlow program, it pays ReFlow a fee at a rate determined by a daily auction with other participating mutual funds in the ReFlow program. There is no assurance that ReFlow will have sufficient funds available to meet the Fund's liquidity needs on a particular day and ReFlow is prohibited from acquiring more than 3% of the outstanding shares of the Fund.

Other Derivative Investments. Certain derivatives, such as options, futures, indexed securities and entering into swap agreements, can be used to increase or decrease the Fund's exposure to changing security prices, interest rates or other factors that affect the value of securities. However, these techniques could result in losses to the Funds if the Sub-Adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's other investments. These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

Hedging. The Fund may use hedging to attempt to protect against declines in the market value of its portfolio, to permit the Funds to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons. To do so, the Fund may:

  sell interest rate futures or municipal bond index futures, buy puts on such futures or securities, or
  write covered calls on securities, broadly-based municipal bond indices, interest rate futures or municipal bond index futures.

Covered calls may also be written on debt securities to attempt to increase the Fund's income, but that income would not be tax-exempt. Therefore it is unlikely that the Fund would write covered calls for that purpose.

The Fund may also use hedging to establish a position in the debt securities market as a temporary substitute for purchasing individual debt securities. In that case the Fund will normally seek to purchase the securities, and then terminate that hedging position. For this type of hedging, the Fund may:

  buy interest rate futures or municipal bond index futures, or buy calls on such futures or on securities.

The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Sub-Adviser's discretion, as described below. The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's investment activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

Futures. The Fund may buy and sell futures contracts relating to debt securities (these are called "interest rate futures"), and municipal bond indices (these are referred to as "municipal bond index futures").

An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specific type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the futures position.

A "municipal bond index" assigns relative values to the municipal bonds in the index, and is used as the basis for trading long-term municipal bond futures contracts. Municipal bond index futures are similar to interest rate futures except that settlement is made only in cash. The obligation under the contract may also be satisfied by entering into an offsetting contract. The strategies which the Fund employs in using municipal bond index futures are similar to those with regard to interest rate futures.

No money is paid by or received by the Fund on the purchase or sale of a futures contract. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment in cash or U.S. government securities with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Fund's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under certain specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

At any time prior to the expiration of the future, the Fund may elect to close out its position by taking an opposite position at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund. Any gain or loss is then realized by the Fund on the future for tax purposes. Although interest rate futures by their terms call for settlement by the delivery of debt securities, in most cases the obligation is fulfilled without such delivery by entering into an offsetting transaction. All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

The Fund may concurrently buy and sell futures contracts in a strategy anticipating that the future the Fund purchased will perform better than the future the Fund sold. For example, the Fund might buy municipal bond futures and concurrently sell U.S. Treasury Bond futures (a type of interest rate future). The Fund would benefit if municipal bonds outperform U.S. Treasury Bonds on a duration-adjusted basis.

Duration is a volatility measure that refers to the expected percentage change in the value of a bond resulting from a change in general interest rates (measured by each 1% change in the rates on U.S. Treasury securities). For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the value of the bond to decline about 3%. There are risks that this type of futures strategy will not be successful. U.S. Treasury bonds might perform better on a duration-adjusted basis than municipal bonds, and the assumptions about duration that were used might be incorrect (in this case, the duration of municipal bonds relative to U.S. Treasury Bonds might have been greater than anticipated).

Put and Call Options.  Put options (sometimes referred to as "puts") give the holder the right to sell an asset for an agreed-upon price. Call options (sometimes referred to as "calls") give the holder the right to buy an asset at an agreed-upon price.

Writing Covered Call Options. The Fund may write (that is, sell) call options. The Fund's call writing is subject to a number of restrictions:

  After the Fund writes a call, not more than 20% of the Fund's total assets may be subject to calls.
  Each call the Fund writes must be "covered" while it is outstanding. That means the Fund must own the investment on which the call was written.
  The Fund may write calls on futures contracts whether or not it owns them.

When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying investment to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has retained the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

When the Fund writes a call on an index, it receives cash (a premium). If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by the specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium.

The Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Fund's escrow agent through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges, or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the calls or upon the Fund's entering into a closing purchase transaction.

When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in-the-money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on illiquid securities) the mark-to-market value of any OTC option held by it, unless the option is subject to a buy-back agreement by the executing broker.

To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less than the price of the call the Fund purchased to close out the transaction. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received. Any such profits are considered short-term capital gains for federal tax purposes, as are premiums on lapsed calls. When distributed by the Funds they are taxable as ordinary income.

Writing Uncovered Call Options on Futures Contracts. The Funds may also write calls on futures contracts without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by segregating in escrow an equivalent dollar value of liquid assets. The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the future. Because of this escrow requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future put the Fund in a "short" futures position.

Purchasing Puts and Calls. The Fund may buy calls only on securities, broadly-based municipal bond indices, municipal bond index futures and interest rate futures. It may also buy calls to close out a call it has written, as discussed above. A call or put option may not be purchased if the purchase would cause the value of all the Fund's put and call options to exceed 5% of its total assets.

When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium. For calls on securities that the Fund buys, it has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if (1) the call is sold at a profit or (2) the call is exercised when the market price of the underlying investment is above the sum of the exercise price plus the transaction costs and premium paid for the call. If the call is not exercised nor sold (whether or not at a profit), it will become worthless at its expiration date. In that case the Fund will lose its premium payment and the right to purchase the underlying investment.

Calls on municipal bond indices, interest rate futures and municipal bond index futures are settled in cash rather than by delivering the underlying investment. Gain or loss depends on changes in the securities included in the index in question (and thus on price movements in the debt securities market generally) rather than on changes in price of the individual futures contract.

The Fund may buy only those puts that relate to securities that it owns, broadly-based municipal bond indices, municipal bond index futures or interest rate futures (whether or not the Fund owns the futures).

When the Fund purchases a put, it pays a premium. The Fund then has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Puts on municipal bond indices are settled in cash. Buying a put on a debt security, interest rate future or municipal bond index future the Fund owns enables it to protect itself during the put period against a decline in the value of the underlying investment below the exercise price. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will lose its premium payment and the right to sell the underlying investment. A put may be sold prior to expiration (whether or not at a profit).

Risks of Derivatives and Hedging Instruments. The use of derivatives and hedging instruments requires special skills and knowledge of investment techniques that are different than those required for normal portfolio management. These risks include the following:

Selection Risk.  If the Sub-Adviser uses an option at the wrong time or judges market conditions incorrectly, or if the prices of its options positions are not correlated with its other investments, a hedging strategy may reduce returns or cause losses. If a covered call option is sold on an investment that increases in value, if the call is exercised, no gain will be realized on the increase in the investment's value above the call price. A put option on a security that does not decline in value will cost the amount of the purchase price and without providing any benefit if it cannot be resold.

Liquidity Risk. Losses might also be realized if a position could not be closed out because of illiquidity in the market for an option. An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.

Leverage Risk. Premiums paid for options are small compared to the market value of the underlying investments. Consequently, options may involve large amounts of leverage, which could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investments.

Correlation Risk. If the Fund sells futures or purchases puts on broadly-based indices or futures to attempt to protect against declines in the value of its portfolio securities, it may be subject to the risk that the prices of the futures or the applicable index will not correlate with the prices of those portfolio securities. For example, the market or the index might rise but the value of the hedged portfolio securities might decline. In that case, the Fund would lose money on the hedging instruments and also experience a decline in the value of the portfolio securities. Over time, however, the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which related hedging instruments are based.

The risk of imperfect correlation increases as the composition of the portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use a greater dollar amount of hedging instruments than the dollar amount of portfolio securities being hedged, particularly if the historical price volatility of the portfolio securities being hedged is more than the historical volatility of the applicable index.

Transaction Costs. Option activities might also affect portfolio turnover rates and brokerage commissions. The portfolio turnover rate might increase if the Fund is required to sell portfolio securities that are subject to call options it has sold or if it exercises put options it has bought. Although the decision to exercise a put it holds is within the Fund's control, holding a put might create an additional reason to purchase a security. There may also be a brokerage commission on each purchase or sale of a put or call option. Those commissions may be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. A brokerage commission may also be paid for each purchase or sale of an underlying investment in connection with the exercise of a put or call.

Interest Rate Swaps. In an interest rate swap, the Fund and another party exchange their rights to receive interest payments on a security or payments based on a reference rate. For example, they might swap the right to receive floating rate payments based on a reference rate such as "LIBOR" for the right to receive fixed rate payments.

Interest rate swaps entail both interest rate risk and credit risk. There is a risk that based on movements of interest rates, the payments made by the Fund under a swap agreement will be greater than the payments it receives. Credit risk is the risk that the counterparty might default. If the counterparty defaults, the Fund may lose the net amount of contractual interest payments that it has not yet received.

The Fund may not enter into interest rate swaps with respect to more than 25% of its total assets.

Asset Coverage for Certain Investments and Trading Practices. A Fund will segregate with its custodian or otherwise designate on its books and records liquid assets in an amount the Fund believes to be adequate to ensure that it has sufficient liquid assets to meet its obligations under its derivatives contracts, or the Fund may engage in other measures to "cover" its obligations with respect to such transactions. Depending upon the contractual terms of the derivatives instrument, the customary settlement practice associated with the derivative instrument and the instrument's liquidity, among other things, the amounts that are segregated or designated may be based on the notional (or contract) amount of the derivative or on the daily mark-to-market obligation under the derivatives contract. These amounts may be reduced by amounts on deposit with the applicable broker or counterparty to the derivatives transaction. With respect to less liquid derivative instruments (or in other situations in which the Sub-Adviser believes it necessary), a Fund may segregate amounts in addition to the amounts described above. By segregating or designating liquid assets equal to only the mark-to-market obligation under a derivatives contract, a Fund will have the ability to utilize these instruments to a greater extent than if the Fund segregated or designated liquid assets equal to the full market value of the underlying asset or the notional (or contract) amount of the instrument.

In certain circumstances, a Fund may enter into an offsetting position rather than segregating or designating liquid assets (e.g., the Fund may "cover" a written put option with a purchased put option with the same or higher exercise price). Although the Sub-Adviser will attempt to ensure that a Fund has sufficient liquid assets to meet its obligations under its derivative contracts, it is possible that the Fund's liquid assets may be insufficient to support such obligations under its derivatives positions.

Segregating or designating a large percentage of the Fund's liquid assets could impede the Sub-Adviser's ability to manage the Fund's portfolio. A Fund may modify its asset segregation policies from time to time.

Regulatory Aspects of Derivatives and Hedging Instruments. As a result of recent amendments to rules under the Commodity Exchange Act ("CEA") by the Commodity Futures Trading Commission ("CFTC"), the Manager must either operate within certain guidelines and restrictions with respect to a Fund's use of futures, options on such futures, commodity options and certain swaps, or be subject to registration with the CFTC as a "commodity pool operator" ("CPO") with respect to a Fund, and, upon the finalization of additional CFTC rules, be required to operate a Fund in compliance with certain disclosure, reporting, and recordkeeping requirements.

Previously, the CFTC permitted unlimited futures transactions and options thereon, so long as a fund had claimed an exclusion from registration as a CPO, and swap contracts were not formerly regulated by the CFTC. Under the amended rules, the investment adviser of a registered investment company may claim an exemption from registration as a CPO only if the registered investment company that it advises uses futures contracts, options on such futures, commodity options and certain swaps solely for "bona fide hedging purposes," or limits its use of such instruments for non-bona fide hedging purposes to certain de minimis amounts.

While the Manager will be registered as a CPO under the CEA, the Manager currently intends to limit a Fund's use of futures, options on such futures, commodity options and certain swaps in order to permit such Fund to continue to claim an exemption under the CFTC rules. As such, with respect to the management of a Fund, the Manager will not be subject to the disclosure, reporting and recordkeeping requirements under the CFTC rules.

Financial reform legislation enacted in 2010 that is currently being implemented imposes execution and clearing requirements on certain types of over-the-counter derivatives, among other things. In a cleared derivatives transaction, a Fund's ultimate counterparty is a central derivatives clearing organization, or clearing house, rather than a bank or broker. A Fund will enter into cleared derivatives transactions with an executing broker. Such transactions then will be submitted for clearing and, if cleared, will be held in accounts at regulated futures commission merchants that are members of central clearing house counterparties. In contrast to bilateral derivatives transactions, cleared derivatives transactions are submitted for clearing to central clearing house counterparties immediately following execution of the agreement. Central clearing house counterparties and the members of such clearing houses generally can require termination of existing cleared derivatives transactions at any time, and can also require increases in margin above the margin that was required at the beginning of a transaction.

A Fund is also subject to the risk that, after entering into a cleared derivatives transaction, no futures commission merchant or clearing house counterparty is willing or able to clear the transaction on a Fund's behalf. In such an event, a Fund is likely to have to pay a termination amount to the executing broker. Further, the assets of a Fund might not be fully protected in the event of the bankruptcy of a Fund's futures commission merchant or the clearing house counterparty, because a Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of the futures commission merchant's customers. Also, a Fund is subject to the risk that the futures commission merchant will use a Fund's assets, which are held in an omnibus account with assets belonging to the futures commission merchant's other customers, to satisfy payment obligations of a defaulting customer of the futures commission merchant to the clearing house counterparty. In addition, futures commission merchants generally provide to the clearing house counterparty the net amount of variation margin required for cleared derivatives for all customers in the aggregate, rather than the gross amount for each customer. A Fund is therefore subject to the risk that a clearing house counterparty will not make variation margin payments owed to a Fund if another customer of the futures commission merchant has suffered a loss and is in default. In cleared derivatives transactions, a Fund is also required to post initial as well as variation margin, thus increasing the cost of transacting in this type of instrument.

The ultimate impact of the 2010 financial reform legislation and related regulations remains unclear. New regulations could, among other things, restrict a Fund's ability to engage in, or increase the cost to a Fund of, derivatives transactions.

Temporary Defensive and Interim Investments. The securities the Fund may invest in for temporary defensive purposes include the following:

  short-term municipal securities;
  obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;
  corporate debt securities rated within the three highest grades by a nationally recognized rating agency;
  commercial paper rated "A-1" by S&P, or a comparable rating by another nationally recognized rating agency; and
  certificates of deposit of domestic banks with assets of $1 billion or more.

The Fund also might hold these types of securities pending the investment of proceeds from the sale of portfolio securities or to meet anticipated redemptions of Fund shares. The income from some of the temporary defensive or interim investments may not be tax-exempt. Therefore, when making those investments, the Fund might not achieve its objective.

Taxable Investments. While the Fund can invest up to 20% of its net assets (plus borrowings for investment purposes) in investments that generate income subject to income taxes, it does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies. Taxable investments include, for example, hedging instruments, repurchase agreements, and many of the types of securities the Fund would buy for temporary defensive purposes.

At times, in connection with the restructuring of a municipal bond issuer either outside of bankruptcy court in a negotiated workout or in the context of bankruptcy proceedings, the Fund may determine or be required to accept equity or taxable debt securities, or the underlying collateral (which may include real estate) from the issuer in exchange for all or a portion of the Fund's holdings in the municipal security. Although the Sub-Adviser will attempt to sell those assets as soon as reasonably practicable in most cases, depending upon, among other things, the Sub-Adviser's valuation of the potential value of such assets in relation to the price that could be obtained by the Fund at any given time upon sale thereof, the Fund may determine to hold such securities or assets in its portfolio for limited period of time in order to liquidate the assets in a manner that maximizes their value to the Fund.

Portfolio Turnover. A change in the securities held by the Fund from buying and selling investments is known as "portfolio turnover." Short-term trading increases the rate of portfolio turnover and could increase the Fund's transaction costs. However, the Fund ordinarily incurs little or no brokerage expense because most of the Fund's portfolio transactions are principal trades that do not require payment of brokerage commissions.

The Fund ordinarily does not trade securities to achieve short-term capital gains, because such gains would not be tax-exempt income. To a limited degree, the Fund may engage in active and frequent short-term trading to attempt to take advantage of short-term market variations. It may also do so to dispose of a portfolio security prior to its maturity. That might be done if, on the basis of a revised credit evaluation of the issuer or other considerations, the Sub-Adviser believes such disposition is advisable or it needs to generate cash to satisfy requests to redeem Fund shares. In those cases, the Fund may realize a capital gain or loss on its investments. The Fund's annual portfolio turnover rate normally is not expected to exceed 100%. The Financial Highlights table at the end of the Prospectus shows the Fund's portfolio turnover rates during the past five fiscal years.

Investment Restrictions

Fundamental Policies. The Fund has adopted policies and restrictions to govern its investments. Under the Investment Company Act, fundamental policies are those policies that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities, which is defined as the vote of the holders of the lesser of:

  67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy; or
  more than 50% of the outstanding shares.

The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this SAI are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this SAI, as appropriate.  The Fund's most significant investment policies are described in the Prospectus.

Other Fundamental Investment Restrictions. The following investment restrictions are fundamental policies of the Fund.

  The Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.
  The Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.
  The Fund cannot invest more than 25% of its total assets in any one industry but can invest more than 25% of its total assets in a group of industries. That limit does not apply to securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities or securities issued by investment companies. Nor does that limit apply to municipal securities in general or to the Fund's respective State's municipal securities.
  The Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
  The Fund may not underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, when reselling securities held in its own portfolio.
  The Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Currently, under the Investment Company Act, and the Fund's exemptive order, a fund may borrow only from banks and/or affiliated investment companies in an amount up to one-third of its total assets (including the amount borrowed less all liabilities and indebtedness other than borrowing), except that a fund may borrow up to 5% of its total assets for temporary purposes from any person. Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed. Also, presently under the Investment Company Act, a fund may lend its portfolio securities in an amount not to exceed 33 1/3 percent of the value of its total assets.

Unless the Prospectus or this SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. That means the Fund is not required to sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Percentage limits on borrowing and investments in illiquid securities apply on an ongoing basis.

Investment in Debt Securities Secured by Real Estate. The Investment Company Act requires each registered fund to adopt a fundamental policy regarding investments in real estate and/or commodities. The Fund does not have any restrictions on investments in real estate and/or commodities other than the information set forth in the investment restrictions above. Although the Fund is not expected to invest in real estate, to the extent consistent with its investment objective and its policies, the Fund would be permitted to invest in debt securities secured by real estate or interests in real estate, or issued by companies, including real estate investment trusts, that invest in real estate or interests in real estate. It is possible that the Fund could, as a result of an investment in debt securities of an issuer, come to hold an interest in real estate if the issuer defaulted on its debt obligations.

Non-Diversification of the Fund's Investments. Each Fund, except Oppenheimer Rochester Arizona Municipal Fund, Oppenheimer Rochester Minnesota Municipal Fund and Oppenheimer Rochester Ohio Municipal Fund, is "non-diversified" as defined in the Investment Company Act. Funds that are diversified are subject to limitations on the amount of their assets that can be invested in the securities of any one "issuer." Therefore, a Fund that is non-diversified can invest more of its assets in the securities of a single issuer than a fund that is diversified.

Being non-diversified poses additional investment risks, because if the Fund invests more of its assets in fewer issuers, the value of its shares is subject to greater fluctuations from adverse conditions affecting any one of those issuers. However, the Fund does limit its investments in the securities of any one issuer to qualify for tax purposes as a "regulated investment company" under the Internal Revenue Code. If it qualifies, the Fund does not have to pay federal income taxes if more than 90% of its earnings are distributed to shareholders. To qualify, the Fund must meet a number of conditions. First, not more than 25% of the market value of the Fund's total assets may be invested in the securities of a single issuer (other than government securities and securities of other regulated investment companies), two or more issuers that are engaged in the same or related trades or businesses and are controlled by the Fund, or one or more qualified publicly traded partnerships (i.e., publicly-traded partnerships that are treated as partnerships for tax purposes and derive at least 90% of their income from certain passive sources). Second, with respect to 50% of the market value of its total assets, (1) no more than 5% of the market value of its total assets may be invested in the securities of a single issuer, and (2) the Fund must not own more than 10% of the outstanding voting securities of a single issuer.

The identification of the issuer of a municipal security depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority or instrumentality, the latter would be deemed to be the sole issuer. Similarly, if an industrial development bond is backed only by the assets and revenues of the non-governmental user, then that user would be deemed to be the sole issuer. However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of such government or other entity.

Diversification of the Arizona, Minnesota and Ohio Funds. Oppenheimer Rochester Arizona Municiipal Fund, Oppenheimer Rochester Minnesota Municipal Fund and Oppenheimer Rochester Ohio Municipal Fund intend to be "diversified" as defined in the Investment Company Act and thereby subject to the limitations imposed on the acquisition of more than a certain percentage of their total assets in any one issuer.

Applying the Restriction Against Concentration. In implementing the Fund's policy not to concentrate its investments, the Sub-Adviser will consider a non-governmental user of facilities financed by private activity bonds as being in a particular industry. That is done even though the bonds are municipal securities, as to which the Fund has no concentration limitation. The Sub-Adviser categorizes tobacco industry related municipal bonds as either tobacco settlement revenue bonds or tobacco bonds that are subject to appropriation ("STA Bonds"). For purposes of the Funds' industry concentration policies, STA Bonds are considered to be "municipal" bonds, as distinguished from "tobacco" bonds. As municipal bonds, STA Bonds are not within any industry and are not subject to the Funds' industry concentration policies.

Other types of municipal securities that are not considered a part of any "industry" under the Fund's industry concentration policy include: general obligation, government appropriation, municipal leases, special assessment and special tax bonds. Although these types of municipal securities may be related to certain industries, because they are issued by governments or their political subdivisions rather than non-governmental users, these types of municipal securities are not considered a part of an industry for purposes of the Fund's industry concentration policy.

Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities, which may finance similar types of projects or from which the interest is paid from revenues of similar types of projects. "Similar types of projects" are projects that are related in such a way that economic, business or political developments tend to have the same impact on each similar project. For example, a change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining economic need for the project, would likely affect all similar projects, thereby increasing market risk. Thus, market changes that affect a security issued in connection with one project also would affect securities issued in connection with similar types of projects.

For purposes of the Fund's policy not to concentrate its investments as described above, the Fund has adopted classifications of industries and groups of related industries. These classifications are not fundamental polices.

Non-Fundamental Restrictions. The Fund has the following additional operating policies that are not "fundamental" and can be changed by the Board without shareholder approval.

  The Fund cannot invest in securities of other investment companies, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules and regulations may be amended or interpreted from time to time.

Disclosure of Portfolio Holdings

While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative processes, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that a portfolio manager is trading on the Fund's behalf.

The Fund, the Manager/Sub-Adviser, the Distributor and the Transfer Agent have therefore adopted policies and procedures regarding the dissemination of information about the Fund's portfolio holdings by employees, officers and directors or trustees of the Fund, the Manager, the Distributor and the Transfer Agent. These policies are designed to assure that non-public information about the Fund's portfolio securities holdings is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of the portfolio holdings disclosure policies and procedures adopted by the Fund.

Portfolio Holdings Disclosure Policies. The Fund, the Manager/Sub-Adviser, the Distributor and the Transfer Agent and their affiliates and subsidiaries, employees, officers, and directors or trustees, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager/Sub-Adviser and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes. Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. After they are publicly disclosed, the Fund's portfolio holdings may be released in accordance with the Fund's, the Manager's/Sub-Adviser's, the Distributor's and the Transfer Agent's policies and procedures regarding dissemination of information about the Fund's portfolio holdings.

  Public Disclosure.The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters in its annual and semi-annual reports to shareholders and in its Schedule of Investments on Form N-Q. Those documents are publicly available at the SEC. In addition, the Fund's portfolio holdings information, as of the end of each calendar month, may be posted and available on the Fund's website (at www.oppenheimerfunds.com) no sooner than 30 days after the end of each calendar month. The top 20 month-end securities holdings, listed by security or by issuer, may be posted on the OppenheimerFunds website with a 15-day delay. The Fund may delay posting its holdings, post a smaller list of holdings (e.g., the top 10 or top 15 portfolio holdings), or may not post any holdings, if the Manager/Sub-Adviser believes that would be in the best interests of the Fund and its shareholders. Other general information about the Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be publicly disclosed 15 days after the end of each calendar month.

The Fund's portfolio holdings information (which may include information on the Fund's entire portfolio of individual securities therein) positions may be released to the following categories of individuals or entities on an ongoing basis, provided that such individual or entity either (1) has signed an agreement to keep such information confidential and will not use such information in any way that is detrimental to the Manager, its affiliates and the Fund or (2) as a member of the Fund's Board, or as an employee, officer or director of the Manager, the Sub-Adviser, the Distributor, or the Transfer Agent, or of their legal counsel, is subject to fiduciary obligations (a) not to disclose such information except in compliance with the Fund's policies and procedures and (b) not to trade for his or her personal account on the basis of such information.

  Employees of the Fund's Manager, the Sub-Adviser, Distributor and Transfer Agent who need to have access to such information (as determined by senior officers of such entities);
  The Fund's independent registered public accounting firm;
  Members of the Fund's Board and the Board's legal counsel;
  The Fund's custodian bank;
  A proxy voting service designated by the Fund and its Board;
  Rating/ranking organizations (such as Lipper, Inc. and Morningstar, Inc.);
  Portfolio pricing services retained by the Manager/Sub-Adviser to provide portfolio security prices;
  Insurance companies that have separate accounts invested in Oppenheimer Variable Account Funds or Panorama Series Fund (to prepare their financial statements and analysis);
  Brokers and dealers for purposes of providing portfolio analytic services;
  Brokers and dealers in connection with portfolio transactions (purchases and sales); and
  Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund's regular pricing services).

Month-end lists of the Fund's complete portfolio holdings may be disclosed for legitimate business reasons, no sooner than 5 days after the relevant month end, pursuant to special requests and under limited circumstances discussed below, provided that:

  The third-party recipient must first submit a request for release of Fund portfolio holdings, explaining the business reason for the request;
  Senior officers in the Manager's/Sub-Adviser's Investment Operations and Legal departments must approve the completed request for release of Fund portfolio holdings; and
  Before receiving the data, the third-party recipient must sign a portfolio holdings non-disclosure agreement, agreeing to keep confidential the information that is not publicly available regarding the Fund's holdings and agreeing not to use such information in any way that is detrimental to the Manager, its affiliates and the Fund.

Portfolio holdings information (which may include information on the Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager/Sub-Adviser or attorneys on the legal staff of the Manager, Distributor, or Transfer Agent, in the following circumstances:

  Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant;
  Response to regulatory requests for information (from the SEC, the Financial Industry Regulatory Authority ("FINRA"), state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes);
  To potential sub-advisers of portfolios (pursuant to confidentiality agreements);
  To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements);
  Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

Portfolio managers and analysts may, subject to the Manager's/Sub-Adviser's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial representatives.

The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the then-current policy on approved methods for communicating confidential information.

The Chief Compliance Officer (the "CCO") of the Fund and the Manager/Sub-Adviser, Distributor, and Transfer Agent shall oversee the compliance by the Manager/Sub-Adviser, Distributor, Transfer Agent, and their personnel with applicable policies and procedures. At least annually the CCO reports to the Fund's Board any material violation of these policies and procedures during the previous period and makes recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

The Sub-Adviser and the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

13D Research	FTN Financial	Petercam Group
1st Discount Brokerage	Furey Research Partners	Pipeline Trading Systems LLC
ABG Sundal Collier	Gabelli & Co.	Piper Jaffray Corp.
Access342	GARP Research & Securities Co.	Pivotal Research
ACP Securities	Gary Shillings	Portales Partners
Altus Investment Management	Gleacher & Company	R. Seelaus & Co. Inc.
Amba Research	Investment Company Institute	R.V. Kuhns & Associates, Inc.
Arbor Research & Trading	Global Hunter Securities	Ramirez & Co. Inc.
Avondale Partners	Goldman, Sachs & Co.	RBC Capital Markets
B. Riley & Co.	Greenstreet Advisers	Red Capital Markets
Baird & Co., Inc.	Griffin Securities	Redburn Partners
Banco Itau	Guggenheim Capital Markets	Renaissance Macro Research
Bank of America Securities LLC	Hapoalim Securities Bank USA	Rice Financial Products Co.
Barclays Capital	Hedgeye Risk Management	Risk Metrics Group
BarraOne	Height Analytics	Robert W. Baird & Co.
Barrington Research Associates	Herbert J. Sims & Co, Inc.	Rocaton Investment Advisors, LLC
BB&T Capital Markets	Hewitt Financial Services LLC	Rochdale Securities Corp.
Belle Haven Investments, Inc.	Howard Weil Inc.	Rodman & Renshaw, Inc.
Belton Enclave	HSBC Securities	Rogerscasey, LLC
Bergen Capital	India Infoline	Roosevelt & Cross
Blackrock, Inc.	Investec	Royal Bank of Scotland
Bloomberg L.P.	Inves1	Russell/Mellon Analytical Solutions
Blue Fin Research Group	ISI Group, Inc.	Samsung Securities Inc.
BMO Capital Markets	ITG - Majestic Research	Samuel A. Ramirez & Co. Inc.
Branch Bank & Trust Capital Markets	Janco Partners	Sander Morris Harris
Brean, Murray, Carret & Co.	Janney Montgomery Scott LLC	Sandler O'Neill
Brown Brothers Harriman & Co.	Jefferies & Company	Sanford C. Bernstein & Co.
BTG, plc.	Jennifer Black & Associates	Scotia Capital Markets
Buckingham Research	JMP Securities	Seattle Northwest Securities
CA Cheuvreux	Johnson Rice & Co.	Sector & Sovereign LLC
Cabrera Capital Markets	JNK Securities Corp.	Securevest Financial
Callan Associates, Inc.	JP Morgan Chase Securities	SG Cowen
Calyon Securities Inc.	Kaufman Brothers	Sidoti & Co. LLC
Cambridge	Keefe, Bruyette & Woods, Inc.	Siebert Brandford Shank & Co.
Canaccord Adams, Inc.	KeyBanc Capital Markets	Signal Hill Capital
Canaccord Genuity	Lazard Capital Markets	Simmons & Company
Capital One Southcoast	LCG Associates, Inc.	Societe Generale Group
Capstone LLC	Lebenthal & Co. LLC	Soleil Securities Corp.
Caris & Co.	Leerink Swann	Southwest Securties (SWS) Group, Inc.
Charter Equity Research	Liberium Capital	Standard Chartered Bank
China International Capital Corporation Limited	Lipper Inc.	State Street Bank & Trust Company
Cirrus Research	Longbow Research	Stephens, Inc.
Citigroup Global Markets	Loop Capital Markets	Sterne Agee & Leach Group
CL King & Associates	Louise Yamada Technical Research	Stifel Nicolaus & Co.
Cleveland Research Company	M&T Securities	Stone & Youngberg
CLSA Credit Agricole Securities	Macquarie Securities Inc.	Strategas Research
Collins Stewart Securities Inc.	Madison Williams and Company LLC	SunGuard Capital Corp.
Consumer Edge	Main First Bank AG	SunTrust Robinson Humphrey
Cornerstone Analytics	Maxim Group LLC	Susquehanna Financial Group
Cowen and Company, LLC	Mediobanca Securities USA LLC	SWS Group, Inc.
Craig-Hallum Capital Group	Medley Global Advisors	TD Asset Management Inc.
Credit Suisse Corp.	Merlin Securities	Telsey Advisory Group
Credit Suisse Securities LLC	Merrill Lynch & Company, Inc.	The Juda Group
Crews & Associates	Merriman, Curhan & Ford	The Lynde and Harry Bradley Foundation, Inc.
Cross Current Research	Merrion Stockbrokers Ltd.	The Yieldbook Inc.
CRT Capital Group	Mesirow Financial	Think Equity Partners
D.A. Davidson & Company	MF Global Securities, Ltd.	Thomas Weisel
Dahlman Rose & Co.	Mirae Asset Financial Group	Thomson Reuters
Daiwa Securities	Mitsubishi UFJ Securities Inc.	Ticonderoga Securities
Davenport & Co.	Mizuho Securities USA, Inc.	Towers Watson
DeMarche Associates, Inc.	MKM Partners	Troika Dialog
Desert Mountain Properties LP	Monness, Crespi, Hardt & Co.	Tudor, Pickering & Co. Securities, Inc.
Detwiler Fenton & Co.	Morgan Joseph TriArtisan LLC	UBS AG
Deutsche Bank Securities Inc.	Morgan Keegan & Company	US Bancorp
Discern Investment Analytics Inc.	Morgan Stanley Smith Barney LLC	Vermilion Capital
Dougherty & Co.	Morningstar, Inc.	Vertical Research Partners
Dowling & Partners Securities, LLC	Motilal Oswal Securities Ltd.	Vestmark, Inc.
Drexel Hamilton	MR Beal & Co.	Vining & Sparks
du Pasquier & Co.	M & T Securities	Vontobel Securities Ltd.
EFG Hermes	Multi-Bank Securities	Wachovia Securities Inc.
Emmet & Co., Inc.	Murphy & Durieu	Washington Analysis
Empirical Research Partners	Natexis Bleichroeder	Wedbush Morgan Securities
Encima Global	National Bank Financial	Wedge Securities LLC
Equity Research Associates	Ned Davis Research Group	Weeden Leuthold
Evaluation Associates LLC	Needham & Co., Inc.	Wells Fargo Securities
Evercore Partners Inc.	Noble Financial	WH Mell & Associates
FactSet Research Systems Inc.	Northcoast Research	William Blair & Co.
Feltl and Company	NY State Nurses Pension Fund	Wilshire Associates Inc.
Fidelity Brokerage Services	Nomura Securities International	WJB Capital
Fidelity Strategic Advisers	Oddo Securities Corporation	Wolfe Trahan Research
Fig Partners	Oppenheimer & Co. Inc.	Wunderlich Securities
First Analysis Securities Corp	Oscar Gruss & Sons	Zelman & Associates
FMS Bonds, Inc.	OTA-Off the Record Research	Ziegler Capital Markets Group
Fox-Pitt Kelton Inc.	OTR Global
Friedman, Billings, Ramsey & Co., Inc.	Pacific Crest Securities

How the Fund is Managed

Organization and History. Each Fund, except Oppenheimer Rochester Arizona Municipal Fund, Oppenheimer Rochester Minnesota Municipal Fund and Oppenheimer Rochester Ohio Municipal Fund, is an open-end, non-diversified management investment company with an unlimited number of authorized shares of beneficial interest. Oppenheimer Rochester Arizona Municipal Fund, Oppenheimer Rochester Minnesota Municipal Fund and Oppenheimer Rochester Ohio Municipal Fund are open-end, diversified management investment companies each with an unlimited number of authorized shares of beneficial interest. Each Fund was organized as a Massachusetts business trust in March 2006.

Classes of Shares. The Fund's Board of Trustees (the "Board") is authorized, without shareholder approval, to:

  create new series and classes of shares;
  reclassify unissued shares into additional series and classes; and
  divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.

The Fund currently has four classes of shares: Class A, Class B, Class C and Class Y. All classes invest in the same investment portfolio. Only certain institutional investors may purchase Class Y shares. Each class of shares:

  has its own dividends and distributions;
  pays certain expenses which may be different for the different classes;
  will generally have a different net asset value;
  will generally have separate voting rights on matters in which interests of one class are different from interests of another class; and
  votes as a class on matters that affect that class alone.

Each share of each class:

  represents an interest in the Fund proportionately equal to the interest of each other share of the same class;
  is freely transferable;
  has one vote at shareholder meetings, with fractional shares voting proportionally;
  may be voted in person or by proxy at shareholder meetings; and
  does not have cumulative voting rights, preemptive rights or subscription rights.

Class B Share Availability.

Effective after June 29, 2012, Class B shares are no longer offered for new purchases. See the Prospectus section "More About Your Account" for details.

Class Y Share Availability.

Class Y shares are offered to fee-based clients of dealers that have a special agreement with the Distributor to offer these shares, and to certain institutional investors who have a special agreement with the Distributor. Class Y shares are also offered to present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.

Voluntary Conversion to Class Y Shares. For shareholders who currently hold other classes of Fund shares, but are authorized to purchase Class Y shares, those shareholders can convert their eligible existing shares to Class Y shares of the Fund either through their dealer who has a special agreement with the Distributor or by submitting written instructions to the Transfer Agent. Shares that are subject to a contingent deferred sales charge ("CDSC") are not eligible to convert to Class Y shares until the applicable CDSC period has expired. Under current interpretations of applicable federal income tax law by the Internal Revenue Service (the "IRS"), this voluntary conversion to Class Y shares is not treated as a taxable event. If those laws or the IRS interpretation of those laws should change, this voluntary conversion feature may be suspended.

Shareholder Meetings.  As a Massachusetts business trust, the Fund is not required to hold regular annual meetings of shareholders and does not plan to do so. The Fund may hold shareholder meetings from time to time, however, on important matters or when required to do so by the Investment Company Act, or other applicable law.

Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.

If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

Shareholder and Trustee Liability. The Fund's Declaration of Trust contains an express disclaimer of shareholder and Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that, upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim. The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law. Although Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

Board of Trustees and Oversight Committees

The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts and Federal law. The Board is led by Brian F. Wruble, an independent trustee, who is not an "interested person" of the Fund, as that term is defined in the Investment Company Act of 1940. The Board meets periodically throughout the year to oversee the Fund's activities, review its performance, oversee the potential conflicts that could affect the Fund, and review the actions of the Manager and Sub-Adviser. The Board has an Audit Committee, a Regulatory & Oversight Committee and a Governance Committee. Each Committee is comprised solely of Trustees who are not "interested persons" under the Investment Company Act (the "Independent Trustees").

Prior to June 2013, Joanne Pace and Edmund P. Giambastiani, Jr. served as members of an Advisory Board that assisted the Board in its oversight. For purposes of the following disclosure, Ms. Pace and Admiral Giambastiani are identified as Trustees.

During the Fund's fiscal year ended March 31, 2013, the Audit Committee held 4 meetings, the Regulatory & Oversight Committee held 6 meetings and the Governance Committee held 4 meetings.

The members of the Audit Committee are David K. Downes (Chairman), Phillip A. Griffiths, Mary F. Miller, Joanne Pace, Joseph M. Wikler, Peter I. Wold and Brian F. Wruble. The Audit Committee selects an independent registered public accounting firm (also referred to as the "Independent Auditors"). Other main functions of the Audit Committee outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's Independent Auditors regarding the Fund's internal accounting procedures and controls; (iii) reviewing reports from the Manager's Internal Audit Department; (iv) maintaining a separate line of communication between the Fund's Independent Auditors and the Independent Trustees/Directors; (v) reviewing the independence of the Fund's Independent Auditors; and (vi) approving in advance the provision of any audit or non-audit services by the Fund's Independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the Manager. The Audit Committee also reviews reports concerning the valuation of certain investments.

The members of the Regulatory & Oversight Committee are Matthew P. Fink (Chairman), David K. Downes, Edmund P. Giambastiani, Jr., Phillip A. Griffiths, Joel W. Motley, Joanne Pace, Mary Ann Tynan, Joseph M. Wikler and Brian F. Wruble. The Regulatory & Oversight Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and Distribution Agreements, Transfer Agency and Shareholder Service Agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment Company Act and other applicable law. The Regulatory & Oversight Committee also reviews reports from the Manager's Risk Management Department and Chief Compliance Officer among other duties as set forth in the Regulatory & Oversight Committee's Charter. These reports, and others concerning investment, operational and other risks to the Funds are shared with, and discussed by, the full Board.

The members of the Governance Committee are Joel W. Motley (Chairman), Matthew P. Fink, Edmund P. Giambastiani, Jr., Mary F. Miller, Mary Ann Tynan and Peter I. Wold. The Governance Committee reviews the Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund's governance guidelines, provides the Board with recommendations for voting portfolio securities held by the Fund, monitors the Fund's proxy voting, and coordinates with organizations representing the independent directors of mutual funds among other duties set forth in the Governance Committee's Charter.

The Governance Committee's functions also include the nomination of Trustees/Directors, including Independent Trustees/Directors, for election to the Board. The full Board elects new Trustees/Directors except for those instances when a shareholder vote is required.

The Governance Committee will consider nominees recommended by Independent Trustees/Directors or recommended by any other Board members including Board members affiliated with the Fund's Manager. The Governance Committee may consider the advice and recommendation of the Manager and its affiliates in selecting nominees, but need not do so. Upon Board approval, the Governance Committee may retain an executive search firm to assist in screening potential candidates and may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. To date, the Governance Committee has been able to identify from its own resources an ample number of qualified candidates. However, under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist, the Governance Committee will include candidates recommended by the Fund's shareholders in its consideration of nominees.

Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008, to the attention of the Board of Trustees/Directors of the applicable Fund, c/o the Secretary of the Fund. Submissions should, at a minimum, be accompanied by the following: (1) the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an "interested person" as defined in the Investment Company Act; (3) any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Sub-Adviser) would be deemed an "interested person" under the Investment Company Act. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

The Governance Committee has not established specific qualifications that it believes must be met by a nominee. In evaluating nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual's background, skills, and experience will complement, and add to the diversity of, the background, skills, and experience of other Trustees/Directors, and will contribute to the Board's deliberations. There is no difference in the manner in which the Governance Committee evaluates a nominee based on whether the nominee is recommended by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

Below is a brief discussion of the specific experience, qualifications, attributes or skills of each Board member that led the Board to conclude that he or she should serve as a Trustee/Director of the Fund.

Each independent trustee/director has served on the Board for the number of years listed below, during the course of which he or she has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Board's deliberations. Each Trustee's/Director's outside professional experience is outlined in the table of Biographical Information, below.

Trustees and Officers of the Fund

Except for Mr. Glavin, each of the Trustees is an Independent Trustee. All of the Trustees are also Trustees of the following Oppenheimer funds (referred to as "New York Board Funds"):

Oppenheimer AMT-Free Municipals	Oppenheimer Money Market Fund, Inc.
Oppenheimer California Municipal Fund	Oppenheimer Multi-State Municipal Trust
Oppenheimer Capital Appreciation Fund	Oppenheimer Portfolio Series
Oppenheimer Developing Markets Fund	Oppenheimer Real Estate Fund
Oppenheimer Discovery Fund	Oppenheimer Rising Dividends Fund
Oppenheimer Discovery Mid Cap Growth Fund	Oppenheimer Rochester AMT-Free New York Municipal Fund
Oppenheimer Diversified Alternatives Fund	Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Equity Income Fund, Inc.	Oppenheimer Rochester Fund Municipals
Oppenheimer Flexible Strategies Fund	Oppenheimer Rochester Intermediate Term Municipal Fund
Oppenheimer Global Allocation Fund	Oppenheimer Rochester Limited Term Municipal Fund
Oppenheimer Global Fund	Oppenheimer Rochester Limited Term New York Municipal Fund
Oppenheimer Global Multi Strategies Fund	Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Global Opportunities Fund	Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Global Real Estate Fund	Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Global Value Fund	Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Gold & Special Minerals Fund	Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Institutional Money Market Fund	Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer International Diversified Fund	Oppenheimer Rochester Short Term Municipal Fund
Oppenheimer International Growth Fund	Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer International Small Company Fund	Oppenheimer Select Value Fund
Oppenheimer International Value Fund	Oppenheimer Series Fund, Inc.
Oppenheimer Limited Term California Municipal Fund	Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer Master International Value Fund, LLC	Oppenheimer U.S. Government Trust

Messrs. Loughran, Cottier, Willis, DeMitry, Camarella, Pulire, Stein, Edwards, Gabinet, Glavin, Kennedy, Legg, O'Donnell, Petersen, Vandehey, Wixted, and Mss. Bloomberg, Bullington, Kantesaria, LaFond and Nasta, who are officers of the Fund, hold the same offices with one or more of the other New York Board Funds.

Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor. Present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals, are also permitted to purchase Class Y shares of the Fund and other Oppenheimer funds that offer Class Y shares.

As of July 5, 2013, the Trustees/Directors and officers of the Fund, as a group, owned less than 1% of any class of shares of the Fund beneficially or of record.

The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, Sub-Adviser and its subsidiaries, other than the shares beneficially owned under that plan by the officers of the Fund. In addition, none of the Independent Trustees/Directors (nor any of their immediate family members) owns securities of either the Manager, Sub-Adviser or the Distributor or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The address of each Independent Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Each Trustee has served the Fund in the following capacities from the following dates:
Independent	Position(s)	Length of Service
Brian F. Wruble	Board Chairman; Trustee	Since 2007; 2006
David K. Downes	Trustee	Since 2007
Matthew P. Fink	Trustee	Since 2006
Edmund P. Giambastiani, Jr.	Trustee	Since 2013
Phillip A. Griffiths	Trustee	Since 2006
Mary F. Miller	Trustee	Since 2006
Joel W. Motley	Trustee	Since 2006
Joanne Pace	Trustee	Since 2013
Mary Ann Tynan	Trustee	Since 2008
Joseph M. Wikler	Trustee	Since 2006
Peter I. Wold	Trustee	Since 2006
Interested
William F. Glavin, Jr.	Trustee	Since 2013

Independent Trustees
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeship/Directorships Held	Portfolios Overseen in Fund Complex
Brian F. Wruble (1943) Chairman of the Board, Trustee

Director of Community Foundation of the Florida Keys (non-profit) (since July 2012); Chairman Emeritus and Non-Voting Trustee of The Jackson Laboratory (non-profit) (since August 2011); Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of the Sub-Adviser's parent company) (since September 2004); Member of Zurich Insurance Group's Investment Management Advisory Council (insurance) (since 2004); Treasurer (since 2007) and Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); Chairman (August 2007-August 2011) and Trustee (since August 1991) of the Board of Trustees of The Jackson Laboratory (non-profit); General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995-December 2007); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Mr. Wruble has served on the Boards of certain Oppenheimer funds since April 2001, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		51
David K. Downes (1940) Trustee

Director of THL Credit Inc. (since June 2009); Independent Chairman GSK Employee Benefit Trust (since April 2006); Trustee of Employee Trusts (since January 2006); Chief Executive Officer and Board Member of Community Capital Management (investment management company) (since January 2004); President of The Community Reinvestment Act Qualified Investment Fund (investment management company) (since 2004); Director of Internet Capital Group (information technology company) (since October 2003); Director of Correctnet (January 2006-2007); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (2004-2007); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003); President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003); President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Mr. Downes has served on the Boards of certain Oppenheimer funds since December 2005, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		51
Matthew P. Fink (1941) Trustee

Trustee of the Committee for Economic Development (policy research foundation) (2005-2011); Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004); Author of The Rise of Mutual Funds: An Insider's View published by Oxford University Press (second edition 2010). Mr. Fink has served on the Boards of certain Oppenheimer funds since January 2005, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		51
Edmund P. Giambastiani, Jr. (1948) Trustee

Advisory Board Member of the Maxwell School of Citizenship and Public Affairs of Syracuse University (since April 2012); Director of Mercury Defense Systems Inc. (information technology) (August 2011-February 2013); Trustee of the U.S. Naval Academy Foundation (since November 2010); Advisory Board Member of the Massachusetts Institute of Technology Lincoln Laboratory (federally-funded research development center) (since May 2010); Director of The Boeing Company (aerospace and defense) (since October 2009); Trustee of MITRE Corporation (federally-funded research development center) (since September 2008); Independent Director of QinetiQ Group Plc (defense technology and security) (February 2008-August 2011); Director of Monster Worldwide, Inc. (on-line career services) (since January 2008, Lead Director since June 2011); Chairman of Alenia North America, Inc. (military and defense products) (January 2008-October 2009); Director of SRA International, Inc. (information technology and services) (January 2008-July 2011); President of Giambastiani Group LLC (national security and energy consulting) (since October 2007); United States Navy, career nuclear submarine officer (June 1970-October 2007), Vice Chairman of the Joint Chiefs of Staff (2005-October 2007), NATO Supreme Allied Commander Transformation (2003-2005), Commander, U.S. Joint Forces Command (2002-2005). Since his retirement from the U.S. Navy in October 2007, Admiral Giambastiani has also served on numerous U.S. Government advisory boards, investigations and task forces for the Secretaries of Defense, State and Interior and the Central Intelligence Agency. Admiral Giambastiani has served on the Boards of certain Oppenheimer funds since February 2013, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		51
Phillip A. Griffiths (1938) Trustee

Fellow of the Carnegie Corporation (since 2007); Member of the National Academy of Sciences (since 1979); Council on Foreign Relations (since 2002); Foreign Associate of Third World Academy of Sciences (since 2002); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Director of GSI Lumonics Inc. (precision technology products company) (2001-2010); Senior Advisor of The Andrew W. Mellon Foundation (2001-2010); Distinguished Presidential Fellow for International Affairs of the National Academy of Science (2002-2010); Director of the Institute for Advanced Study (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke University (1983-1991). Dr. Griffiths has served on the Boards of certain Oppenheimer funds since June 1999, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		51
Mary F. Miller (1942) Trustee	Trustee of International House (not-for-profit) (since June 2007); Trustee of the American Symphony Orchestra (not-for-profit) (October 1998-November 2011); and Senior Vice President and General Auditor of American Express Company (financial services company) (July 1998-February 2003). Ms. Miller has served on the Boards of certain Oppenheimer funds since August 2004, during which time she has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.	51
Joel W. Motley (1952) Trustee

Member of the Vestry of Trinity Wall Street (since April 2012); Director of Southern Africa Legal Services Foundation (since March 2012); Board Member of Pulitzer Center for Crisis Reporting (non-profit journalism) (since March 2011); Managing Director of Public Capital Advisors, LLC (privately-held financial advisor) (since January 2006); Managing Director of Carmona Motley, Inc. (privately-held financial advisor) (since January 2002); Director of Columbia Equity Financial Corp. (privately-held financial advisor) (2002-2007); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee and Board of Historic Hudson Valley. Mr. Motley has served on the Boards of certain Oppenheimer funds since October 2002, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		51
Joanne Pace (1958) Trustee

Board Director of Horizon Blue Cross Blue Shield of New Jersey (since November 2012); Advisory Board Director of The Alberleen Group LLC (since March, 2012); Advisory Board Director of The Agile Trading Group LLC (since March, 2012); Advisory Council Member of 100 Women in Hedge Funds (non-profit) (since December, 2012); Advisory Council Member of Morgan Stanley Children's Hospital (non-profit) (since May, 2012); Board Director of The Komera Project (non-profit) (since April, 2012); New York Advisory Board Director of Peace First (non-profit) (since March, 2010); Senior Advisor of SECOR Asset Management, LP (2010-2011); Managing Director and Chief Operating Officer of Morgan Stanley Investment Management (2006-2010); Partner and Chief Operating Officer of FrontPoint Partners, LLC (hedge fund) (2005-2006); held the following positions at Credit Suisse: Managing Director (2003-2005); Global Head of Human Resources and member of Executive Board and Operating Committee (2004-2005), Global Head of Operations and Product Control (2003-2004); held the following positions at Morgan Stanley: Managing Director (1997-2003), Controller and Principal Accounting Officer (1999-2003); Chief Financial Officer (temporary assignment) for the Oversight Committee, Long Term Capital Management (1998-1999). Lead Independent Director and Chair of the Audit and Nominating Committee of The Global Chartist Fund, LLC of Oppenheimer Asset Management (2011-2012); Board Director of Managed Funds Association (2008-2010); Board Director of Morgan Stanley Foundation (2007-2010) and Investment Committee Chair (2008-2010). Ms. Pace has served on the Boards of certain Oppenheimer funds since November 2012, during which time she has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		51
Mary Ann Tynan (1945) Trustee

Director and Secretary of the Appalachian Mountain Club (non-profit outdoor organization) (since January 2012); Director of Opera House Arts (non-profit arts organization) (since October 2011); Independent Director of the ICI Board of Governors (non-profit) (since October 2011); Vice Chair of Board of Trustees of Brigham and Women's/Faulkner Hospitals (non-profit hospital) (since 2000); Chair of Board of Directors of Faulkner Hospital (non-profit hospital) (since 1990); Member of Audit and Compliance Committee of Partners Health Care System (non-profit) (since 2004); Board of Trustees of Middlesex School (educational institution) (since 1994); Chair of Board of Directors of Idealswork, Inc. (financial services provider) (since 2003); Partner, Senior Vice President and Director of Regulatory Affairs of Wellington Management Company, LLP (global investment manager) (1976-2002); Vice President and Corporate Secretary, John Hancock Advisers, Inc. (mutual fund investment adviser) (1970-1976). Ms. Tynan has served on the Boards of certain Oppenheimer funds since October 2008, during which time she has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		51
Joseph M. Wikler (1941) Trustee

Director of C-TASC (bio-statistics services) (2007-2012); Director of the following medical device companies: Medintec (1992-2011) and Cathco (1996-2011); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of Lakes Environmental Association (environmental protection organization) (1996-2008); Director of Fortis/Hartford mutual funds (1994-December 2001). Mr. Wikler has served on the Boards of certain Oppenheimer funds since August 2005, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		51
Peter I. Wold (1948) Trustee

Director of Arch Coal, Inc. (since 2010); President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since 1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of Wyoming Enhanced Oil Recovery Institute Commission (enhanced oil recovery study) (2004-2012);  Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Mr. Wold has served on the Boards of certain Oppenheimer funds since August 2005, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		51

Mr. Glavin is an "Interested Trustee/Director" because he is affiliated with the Manager and the Sub-Adviser by virtue of his positions as an officer and director of the Manager and a director of the Sub-Adviser, and as a shareholder of the Sub-Adviser's parent company. Both as a Trustee/Director and as an officer, he serves for an indefinite term, or until his resignation, retirement, death or removal. Mr. Glavin's address is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

Interested Trustee and Officer
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held	Portfolios Overseen in Fund Complex
William F. Glavin, Jr. (1958) Trustee, President and Principal Executive Officer

Director, Chairman and Chief Executive Officer of the Manager (since January 2013); President of the Manager (January 2013-May 2013); Chairman of the Sub-Adviser (December 2009-December 2012); Chief Executive Officer (January 2009-December 2012) and Director of the Sub-Adviser (since January 2009); President of the Sub-Adviser (May 2009-December 2012); Management Director (since June 2009), President (since December 2009) and Chief Executive Officer (since January 2011) of Oppenheimer Acquisition Corp. ("OAC") (the Sub-Adviser's parent holding company); Director of Oppenheimer Real Asset Management, Inc. (since March 2010); Executive Vice President (March 2006 - February 2009) and Chief Operating Officer (July 2007 - February 2009) of Massachusetts Mutual Life Insurance Company (OAC's parent company); Director (May 2004 - March 2006) and Chief Operating Officer and Chief Compliance Officer (May 2004 - January 2005), President (January 2005 - March 2006) and Chief Executive Officer (June 2005 - March 2006) of Babson Capital Management LLC; Director (March 2005 - March 2006), President (May 2003 - March 2006) and Chief Compliance Officer (July 2005 - March 2006) of Babson Capital Securities, Inc. (a broker-dealer); President (May 2003 - March 2006) of Babson Investment Company, Inc.; Director (May 2004 - August 2006) of Babson Capital Europe Limited; Director (May 2004 - October 2006) of Babson Capital Guernsey Limited; Director (May 2004 - March 2006) of Babson Capital Management LLC; Non-Executive Director (March 2005 - March 2007) of Baring Asset Management Limited; Director (February 2005 - June 2006) Baring Pension Trustees Limited; Director and Treasurer (December 2003 - November 2006) of Charter Oak Capital Management, Inc.; Director (May 2006 - September 2006) of C.M. Benefit Insurance Company; Director (May 2008 - June 2009) and Executive Vice President (June 2007 - July 2009) of C.M. Life Insurance Company; President (March 2006 - May 2007) of MassMutual Assignment Company; Director (January 2005 - December 2006), Deputy Chairman (March 2005 - December 2006) and President (February 2005 - March 2005) of MassMutual Holdings (Bermuda) Limited; Director (May 2008 - June 2009) and Executive Vice President (June 2007 - July 2009) of MML Bay State Life Insurance Company; Chief Executive Officer and President (April 2007 - January 2009) of MML Distributors, LLC.; and Chairman (March 2006 -December 2008) and Chief Executive Officer (May 2007 - December 2008) of MML Investors Services, Inc. Mr. Glavin has served on the Boards of certain Oppenheimer funds since December 2009, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

88

The addresses of the officers in the chart below are as follows: for Messrs. Loughran, Cottier, Willis, Camarella, DeMitry, Pulire, Stein, Gabinet, Glavin and Edwards and Mss. Bloomberg, Kantesaria and Nasta, Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008; for Messrs. Kennedy, Legg, O'Donnell, Petersen, Vandehey, Wixted and Mss. Bullington and LaFond, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each officer serves for an annual term or until his or her resignation, retirement, death or removal.

Each of the officers has served the Fund in the following capacities from the following dates:
	Position(s)	Length of Service
Daniel G. Loughran	Vice President	Since 2006
Scott S. Cottier	Vice President	Since 2006
Troy E. Willis	Vice President	Since 2006
Mark R. DeMitry	Vice President	Since 2009
Michael L. Camarella	Vice President	Since 2009
Charles S. Pulire	Vice President	Since 2011
Richard A. Stein	Vice President	Since 2007
William F. Glavin, Jr.	President and Principal Executive Officer	Since 2009
Mark S. Vandehey	Vice President and Chief Compliance Officer	Since 2004
Brian W. Wixted	Treasurer and Principal Financial & Accounting Officer	Since 2004
Christina M. Nasta	Chief Business Officer	Since 2011
Brian S. Petersen	Assistant Treasurer	Since 2004
Stephanie J. Bullington	Assistant Treasurer	Since 2008
James A. Kennedy	Assistant Treasurer	Since 2011
Mathew O'Donnell	Assistant Treasurer	Since 2012
Arthur S. Gabinet	Secretary and Chief Legal Officer	Since 2011
Lisa I. Bloomberg	Assistant Secretary	Since 2004
Taylor V. Edwards	Assistant Secretary	Since 2008
Randy G. Legg	Assistant Secretary	Since 2008
Amee Kantesaria	Assistant Secretary	Since 2012
Gloria J. LaFond	Blue Sky Officer	Since 2011

Other Information about the Officers of the Fund
Name, Age, Position(s)	Principal Occupation(s) During the Past 5 Years	Portfolios Overseen in Fund Complex
Daniel G. Loughran (1963) Vice President	Mr. Loughran has been a Senior Vice President of the Sub-Adviser since July 2007 and a Senior Portfolio Manager of the Sub-Adviser since December 2001. He was a Vice President of the Sub-Adviser from April 2001 to June 2007.	20
Scott S. Cottier (1971) Vice President	Mr. Cottier has been a Vice President and Senior Portfolio Manager of the Sub-Adviser since September 2002.	20
Troy E. Willis (1972) Vice President	Mr. Willis has been a Vice President of the Sub-Adviser since July 2009 and a Senior Portfolio Manager of the Sub-Adviser since January 2006. He was an Assistant Vice President of the Sub-Adviser from July 2005 to June 2009 and an Associate Portfolio Manager of the Sub-Adviser from June 2003 to December 2005.	20
Mark R. DeMitry (1976) Vice President	Mr. DeMitry has been a Vice President and Senior Portfolio Manager of the Sub-Adviser since July 2009. He was an Associate Portfolio Manager with the Sub-Adviser from September 2006 to June 2009. He was a Research Analyst with the Sub-Adviser from June 2003 to August 2006. He was a Credit Analyst with the Sub-Adviser from July 2001 to May 2003.	20
Michael L. Camarella (1976) Vice President	Mr. Camarella has been a Vice President and Senior Portfolio Manager of the Sub-Adviser since January 2011. He was an Assistant Vice President of the Sub-Adviser from July 2009 to December 2010 and an Associate Portfolio Manager with the Sub-Adviser from January 2008 to December 2010. He was a Research Analyst with the Sub-Adviser from April 2006 to December 2007. He was a Credit Analyst with the Sub-Adviser from June 2003 to March 2006.	20
Charles S. Pulire (1977) Vice President	Mr. Pulire has been a Vice President of the Sub-Adviser since February 2013 and a Senior Portfolio Manager of the Sub-Adviser since February 2013. He was an Assistant Vice President and Associate Portfolio Manager of the Sub-Adviser from December 2010 to January 2013. He was a Research Analyst with the Sub-Adviser from February 2008 to November 2010 and was a Credit Analyst with the Sub-Adviser from May 2006 to January 2008.	20
Richard A. Stein (1957) Vice President	Mr. Stein has been a Senior Vice President of the Sub-Adviser since June 2011, a Director of the Rochester Credit Analysis team since March 2004 and a Vice President of the Sub-Adviser from 1997 to May 2011. He has headed Rochester's Credit Analysis team since 1993.	20

Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years	Portfolios Overseen in Fund Complex
Mark S. Vandehey (1950) Vice President and Chief Compliance Officer

Senior Vice President and Chief Compliance Officer of the Manager (since January 2013); Chief Compliance Officer of OFI SteelPath, Inc. (since January 2013); Senior Vice President of the Sub-Adviser (March 2004-December 2012); Chief Compliance Officer of the Sub-Adviser, OppenheimerFunds Distributor, Inc., OFI Trust Company, OFI Institutional Asset Management , Inc., Oppenheimer Real Asset Management, Inc., OFI Private Investments, Inc., Harborview Asset Management Corporation, Trinity Investment Management Corporation, and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (June 1983-December 2012).

		88
Christina M. Nasta (1973) Vice President and Chief Business Officer	Senior Vice President of OppenheimerFunds Distributor, Inc. (since January 2013); Senior Vice President of the Sub-Adviser (July 2010-December 2012); Vice President of the Sub-Adviser (January 2003-July 2010); Vice President of OppenheimerFunds Distributor, Inc. (January 2003-July 2010).	88
Brian W. Wixted (1959) Treasurer and Principal Financial & Accounting Officer

Senior Vice President of the Manager (since January 2013); Treasurer of the Sub-Adviser, HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., and Oppenheimer Real Asset Management, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (November 2000-June 2008), and OppenheimerFunds Legacy Program (charitable trust program established by the Sub-Adviser) (June 2003-December 2011); Treasurer and Chief Financial Officer of OFI Trust Company (since May 2000); Assistant Treasurer of Oppenheimer Acquisition Corporation (March 1999-June 2008).

		88
Brian S. Petersen (1970) Assistant Treasurer	Vice President of the Manager (since January 2013); Vice President of the Sub-Adviser (February 2007-December 2012); Assistant Vice President of the Sub-Adviser (August 2002-February 2007).	88
Stephanie J. Bullington (1977) Assistant Treasurer	Vice President of the Manager (since January 2013); Vice President of the Sub-Adviser (January 2010-December 2012); Assistant Vice President of the Sub-Adviser (October 2005-January 2010).	88
James A. Kennedy (1958) Assistant Treasurer	Senior Vice President of the Manager (since January 2013); Senior Vice President of the Sub-Adviser (September 2006-December 2012.)	88
Mathew O'Donnell (1967) Assistant Treasurer	Vice President of the Manager (since January 2013); Vice President of the Sub-Adviser (January 2008-December 2012); Accounting Policy Director of the Sub-Adviser (May 2007-March 2012).	88
Arthur S. Gabinet (1958) Secretary and Chief Legal Officer

Executive Vice President, Secretary and General Counsel of the Manager (since January 2013); General Counsel OFI SteelPath, Inc. (since January 2013); Executive Vice President (May 2010-December 2012) and General Counsel (since January 2011) of the Sub-Adviser; General Counsel of the Distributor (since January 2011); General Counsel of Centennial Asset Management Corporation (January 2011-December 2012); Executive Vice President (January 2011-December 2012) and General Counsel of HarbourView Asset Management Corporation (since January 2011); Assistant Secretary (since January 2011) and Director (since January 2011) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Director of Oppenheimer Real Asset Management, Inc. (January 2011-December 2012) and General Counsel (since January 2011); Executive Vice President (January 2011-December 2011) and General Counsel of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since January 2011); Executive Vice President (January 2011-December 2012) and General Counsel of OFI Private Investments Inc. (since January 2011); Vice President of OppenheimerFunds Legacy Program (January 2011-December 2011); Executive Vice President (January 2011-December 2012) and General Counsel of OFI Institutional Asset Management, Inc. (since January 2011); General Counsel, Asset Management of the Sub-Adviser (May 2010-December 2010); Principal, The Vanguard Group (November 2005-April 2010); District Administrator, U.S. Securities and Exchange Commission (January 2003-October 2005).

		88
Lisa I. Bloomberg (1968) Assistant Secretary	Senior Vice President and Deputy General Counsel of the Manager (since January 2013); Senior Vice President (February 2010-December 2012) and Deputy General Counsel (May 2008-December 2012) of the Sub-Adviser; Vice President (May 2004-January 2010) and Associate Counsel of the Sub-Adviser (May 2004-May 2008).	88
Randy G. Legg (1965) Assistant Secretary	Vice President and Senior Counsel of the Manager (since January 2013); Vice President (June 2005-December 2012) and Senior Counsel (March 2011-December 2012) of the Sub-Adviser; Associate Counsel (January 2007-March 2011) of the Sub-Adviser.	88
Taylor V. Edwards (1967) Assistant Secretary	Vice President and Senior Counsel of the Manager (since January 2013); Vice President (February 2007-December 2012) and Senior Counsel (February 2012-December 2012) of the Sub-Adviser; Associate Counsel (May 2009-January 2012); Assistant Vice President (January 2006-January 2007) and Assistant Counsel (January 2006-April 2009) of the Sub-Adviser.	88
Amee Kantesaria (1980) Assistant Secretary	Vice President and Assistant Counsel of the Manager (since January 2013); Vice President (May 2009-December 2012) and Assistant Counsel (December 2006-December 2012) of the Sub-Adviser; Assistant Vice President (December 2006-May 2009) of the Sub-Adviser; Assistant Secretary (since January 2011) of the Sub-Adviser and Oppenheimer Acquisition Corp.	88
Gloria J. LaFond (1945) Blue Sky Officer	Assistant Vice President of the Manager (since January 2013); Assistant Vice President (January 2006-December 2012) of the Sub-Adviser.	88

Trustees Share Ownership. The chart below shows information about each Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds").

As of December 31, 2012
	Dollar Range of Shares Beneficially Owned in the Fund	Aggregate Dollar Range of Shares Beneficially Owned in Supervised Funds
Independent Trustees
Brian Wruble	None	Over $100,000
David K. Downes	None	Over $100,000
Matthew P. Fink	None	Over $100,000
Edmond P. Giambastiani, Jr.[1]	None	None
Phillip A. Griffiths	None	Over $100,000
Mary F. Miller	None	Over $100,000
Joel W. Motley	None	Over $100,000
Joanne Pace	None	$10,001-$50,000
Mary Ann Tynan	None	Over $100,000
Joseph M. Wikler	None	Over $100,000
Peter I. Wold	None	Over $100,000
Interested Trustee
William F. Glavin, Jr.	None	Over $100,000

1. Admiral Giambastiani became an Independent Trustee/Director of the New York Board Funds effective February 1, 2013.

Remuneration of the Officers and Trustees. The officers of the Fund, who are associated with the Manager, receive no salary or fee from the Fund. The Independent Trustees' total compensation from the Fund and fund complex represents compensation for serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2012.

Oppenheimer Rochester Arizona Municipal Fund

Name and Other Fund Position(s) (as applicable)	Aggregate Compensation From the Fund	Total Compensation From the Fund and Fund Complex
	Fiscal Year Ended March 31, 2013 [1]	Year Ended December 31, 2012
Brian F. Wruble	$158 [2]	$305,750
Chairman of the Board, Audit Committee member and Regulatory & Oversight Committee Member [3]
David Downes	$135	$260,750
Audit Committee Chairman and Regulatory & Oversight Committee Member
Matthew P. Fink	$135 [4]	$260,750
Regulatory & Oversight Committee Chairman and Governance Committee Member
Edmund P. Giambastiani, Jr.	$24	$0[5]
Regulatory & Oversight Committee and Governance Committee Member
Phillip A. Griffiths	$144 [6]	$284,100
Audit Committee Member and Regulatory & Oversight Committee Member
Mary F. Miller	$123 [7]	$242,500
Audit Committee Member and Governance Committee Member
Joel W. Motley	$135 [8]	$260,750
Governance Committee Chairman and Regulatory & Oversight Committee Member
Joanne Pace	$59	$36,467
Audit Committee Member and Regulatory & Oversight Committee Member[9]
Mary Ann Tynan	$123 [10]	$187,500
Regulatory & Oversight Committee Member and Governance Committee Member
Joseph M. Wikler	$123 [11]	$242,500
Audit Committee Member and Regulatory & Oversight Committee Member
Peter I. Wold	$123 [12]	$187,500
Audit Committee Member and Governance Committee Member
  "Aggregate Compensation From the Fund" includes fees and amounts deferred under the "Compensation Deferral Plan" (described below), if any.
   Includes $47 deferred by Mr. Wruble under the Compensation Deferral Plan.
   Effective October 1, 2012, Mr. Wruble became a member of the Audit Committee and Regulatory & Oversight Committee.
   Includes $68 deferred by Mr. Fink under the Compensation Deferral Plan.
   Admiral Giambastiani became an Independent Trustee and member of the Regulatory & Oversight Committee and Governance Committee on February 1, 2013, and therefore did not receive any compensation in 2012.
   Includes $40 deferred by Dr. Griffiths under the Compensation Deferral Plan.
   Includes $70 deferred by Ms. Miller under the Compensation Deferral Plan.
   Includes $12 deferred by Mr. Motley under the Compensation Deferral Plan.
   Effective November 1, 2012, Ms. Pace became an Independent Trustee and member of the Audit Committee and Regulatory & Oversight Committee.
   Includes $44 deferred by Ms. Tynan under the Compensation Deferral Plan.
   Includes $62 deferred by Mr. Wikler under the Compensation Deferral Plan.
   Includes $123 deferred by Mr. Wold under the Compensation Deferral Plan.

Oppenheimer Rochester Maryland Municipal Fund

Name and Other Fund Position(s) (as applicable)	Aggregate Compensation From the Fund[1]	Total Compensation From the Fund and Fund Complex
	Fiscal Year Ended March 31, 2013	Year Ended December 31, 2012
Brian F. Wruble	$213 [2]	$305,750
Chairman of the Board, Audit Committee member and Regulatory & Oversight Committee Member [3]
David Downes	$182	$260,750
Audit Committee Chairman and Regulatory & Oversight Committee Member
Matthew P. Fink	$182 [4]	$260,750
Regulatory & Oversight Committee Chairman and Governance Committee Member
Edmund P. Giambastiani, Jr.	$29	$0[5]
Regulatory & Oversight Committee Member and Governance Committee Member
Phillip A. Griffiths	$193 [6]	$284,100
Audit Committee Member and Regulatory & Oversight Committee Member
Mary F. Miller	$166 [7]	$242,500
Audit Committee Member and Governance Committee Member
Joel W. Motley	$182 [8]	$260,750
Governance Committee Chairman and Regulatory & Oversight Committee Member
Joanne Pace	$76	$36,467
Audit Committee Member and Regulatory & Oversight Committee Member[9]
Mary Ann Tynan	$166 [10]	$187,500
Regulatory & Oversight Committee Member and Governance Committee Member
Joseph M. Wikler	$166 [11]	$242,500
Audit Committee Member and Regulatory & Oversight Committee Member
Peter I. Wold	$166 [12]	$187,500
Audit Committee Member and Governance Committee Member
  "Aggregate Compensation From the Fund" includes fees and amounts deferred under the "Compensation Deferral Plan" (described below), if any.
   Includes $59 deferred by Mr. Wruble under the Compensation Deferral Plan.
   Effective October 1, 2012, Mr. Wruble became a member of the Audit Committee and Regulatory & Oversight Committee.
   Includes $91 deferred by Mr. Fink under the Compensation Deferral Plan.
   Admiral Giambastiani became an Independent Trustee and member of the Regulatory & Oversight Committee and Governance Committee on February 1, 2013, and therefore did not receive any compensation in 2012.
   Includes $50 deferred by Dr. Griffiths under the Compensation Deferral Plan.
   Includes $92 deferred by Ms. Miller under the Compensation Deferral Plan.
   Includes $16 deferred by Mr. Motley under the Compensation Deferral Plan.
   Effective November 1, 2012, Ms. Pace became an Independent Trustee and member of the Audit Committee and Regulatory & Oversight Committee.
   Includes $62 deferred by Ms. Tynan under the Compensation Deferral Plan.
   Includes $83 deferred by Mr. Wikler under the Compensation Deferral Plan.
   Includes $166 deferred by Mr. Wold under the Compensation Deferral Plan.

Oppenheimer Rochester Massachusetts Municipal Fund

Name and Other Fund Position(s) (as applicable)	Aggregate Compensation From the Fund[1]	Total Compensation From the Fund and Fund Complex
	Fiscal Year Ended March 31, 2013	Year Ended December 31, 2012
Brian F. Wruble	$164 [2]	$305,750
Chairman of the Board, Audit Committee member and Regulatory & Oversight Committee Member [3]
David Downes	$140	$260,750
Audit Committee Chairman and Regulatory & Oversight Committee Member
Matthew P. Fink	$140 [4]	$260,750
Regulatory & Oversight Committee Chairman and Governance Committee Member
Edmund P. Giambastiani, Jr.	$23	$0[5]
Regulatory & Oversight Committe Member and Governance Committee Member
Phillip A. Griffiths	$149 [6]	$284,100
Audit Committee Member and Regulatory & Oversight Committee Member
Mary F. Miller	$128 [7]	$242,500
Audit Committee Member and Governance Committee Member
Joel W. Motley	$140 [8]	$260,750
Governance Committee Chairman and Regulatory & Oversight Committee Member
Joanne Pace	$58	$36,467
Audit Committee Member and Regulatory & Oversight Committee Member[9]
Mary Ann Tynan	$128 [10]	$187,500
Regulatory & Oversight Committee Member and Governance Committee Member
Joseph M. Wikler	$128 [11]	$242,500
Audit Committee Member and Regulatory & Oversight Committee Member
Peter I. Wold	$128 [12]	$187,500
Audit Committee Member and Governance Committee Member
  "Aggregate Compensation From the Fund" includes fees and amounts deferred under the "Compensation Deferral Plan" (described below), if any.
   Includes $45 deferred by Mr. Wruble under the Compensation Deferral Plan.
   Effective October 1, 2012, Mr. Wruble became a member of the Audit Committee and Regulatory & Oversight Committee.
   Includes $70 deferred by Mr. Fink under the Compensation Deferral Plan.
   Admiral Giambastiani became an Independent Trustee and member of the Regulatory & Oversight Committee and Governance Committee on February 1, 2013, and therefore did not receive any compensation in 2012.
   Includes $38 deferred by Dr. Griffiths under the Compensation Deferral Plan.
   Includes $71 deferred by Ms. Miller under the Compensation Deferral Plan.
   Includes $12 deferred by Mr. Motley under the Compensation Deferral Plan.
   Effective November 1, 2012, Ms. Pace became an Independent Trustee and member of the Audit Committee and Regulatory & Oversight Committee.
   Includes $48 deferred by Ms. Tynan under the Compensation Deferral Plan.
   Includes $64 deferred by Mr. Wikler under the Compensation Deferral Plan.
   Includes $128 deferred by Mr. Wold under the Compensation Deferral Plan.

Oppenheimer Rochester Michigan Municipal Fund

Name and Other Fund Position(s) (as applicable)	Aggregate Compensation From the Fund[1]	Total Compensation From the Fund and Fund Complex
	Fiscal Year Ended March 31, 2013	Year Ended December 31, 2012
Brian F. Wruble	$147 [2]	$305,750
Chairman of the Board, Audit Committee member and Regulatory & Oversight Committee Member [3]
David Downes	$126	$260,750
Audit Committee Chairman and Regulatory & Oversight Committee Member
Matthew P. Fink	$126 [4]	$260,750
Regulatory & Oversight Committee Chairman and Governance Committee Member
Edmund P. Giambastiani, Jr.	$20	$0[5]
Regulatory & Oversight Committee Member and Governance Committee Member
Phillip A. Griffiths	$134 [6]	$284,100
Audit Committee Member and Regulatory & Oversight Committee Member
Mary F. Miller	$115 [7]	$242,500
Audit Committee Member and Governance Committee Member
Joel W. Motley	$126 [8]	$260,750
Governance Committee Chairman and Regulatory & Oversight Committee Member
Joanne Pace	$53	$36,467
Audit Committee Member and Regulatory & Oversight Committee Member[9]
Mary Ann Tynan	$115 [10]	$187,500
Regulatory & Oversight Committee Member and Governance Committee Member
Joseph M. Wikler	$115 [11]	$242,500
Audit Committee Member and Regulatory & Oversight Committee Member
Peter I. Wold	$115 [12]	$187,500
Audit Committee Member and Governance Committee Member
  "Aggregate Compensation From the Fund" includes fees and amounts deferred under the "Compensation Deferral Plan" (described below), if any.
   Includes $41 deferred by Mr. Wruble under the Compensation Deferral Plan.
   Effective October 1, 2012, Mr. Wruble became a member of the Audit Committee and Regulatory & Oversight Committee.
   Includes $63 deferred by Mr. Fink under the Compensation Deferral Plan.
   Admiral Giambastiani became an Independent Trustee and member of the Regulatory & Oversight Committee and Governance Committee on February 1, 2013, and therefore did not receive any compensation in 2012.
   Includes $35 deferred by Dr. Griffiths under the Compensation Deferral Plan.
   Includes $64 deferred by Ms. Miller under the Compensation Deferral Plan.
   Includes $11 deferred by Mr. Motley under the Compensation Deferral Plan.
   Effective November 1, 2012, Ms. Pace became an Independent Trustee and member of the Audit Committee and Regulatory & Oversight Committee.
   Includes $43 deferred by Ms. Tynan under the Compensation Deferral Plan.
   Includes $57 deferred by Mr. Wikler under the Compensation Deferral Plan.
   Includes $115 deferred by Mr. Wold under the Compensation Deferral Plan.

Oppenheimer Rochester Minnesota Municipal Fund

Name and Other Fund Position(s) (as applicable)	Aggregate Compensation From the Fund[1]	Total Compensation From the Fund and Fund Complex
	Fiscal Year Ended March 31, 2013	Year Ended December 31, 2012
Brian F. Wruble	$250 [2]	$305,750
Chairman of the Board, Audit Committee member and Regulatory & Oversight Committee Member [3]
David Downes	$214	$260,750
Audit Committee Chairman and Regulatory & Oversight Committee Member
Matthew P. Fink	$214 [4]	$260,750
Regulatory & Oversight Committee Chairman and Governance Committee Member
Edmund P. Giambastiani, Jr.	$38	$0[5]
Regulatory & Oversight Committee Member and Governance Committee Member
Phillip A. Griffiths	$227 [6]	$284,100
Audit Committee Member and Regulatory & Oversight Committee Member
Mary F. Miller	$195 [7]	$242,500
Audit Committee Member and Governance Committee Member
Joel W. Motley	$214 [8]	$260,750
Governance Committee Chairman and Regulatory & Oversight Committee Member
Joanne Pace	$96	$36,467
Audit Committee Member and Regulatory & Oversight Committee Member[9]
Mary Ann Tynan	$195 [10]	$187,500
Regulatory & Oversight Committee Member and Governance Committee Member
Joseph M. Wikler	$195 [11]	$242,500
Audit Committee Member and Regulatory & Oversight Committee Member
Peter I. Wold	$195 [12]	$187,500
Audit Committee Member and Governance Committee Member
  "Aggregate Compensation From the Fund" includes fees and amounts deferred under the "Compensation Deferral Plan" (described below), if any.
  Includes $76 deferred by Mr. Wruble under the Compensation Deferral Plan.
  Effective October 1, 2012, Mr. Wruble became a member of the Audit Committee and Regulatory & Oversight Committee.
  Includes $107 deferred by Mr. Fink under the Compensation Deferral Plan.
  Admiral Giambastiani became an Independent Trustee and member of the Regulatory & Oversight Committee and Governance Committee on February 1, 2013, and therefore did not receive any compensation in 2012.
  Includes $65 deferred by Dr. Griffiths under the Compensation Deferral Plan.
  Includes $111 deferred by Ms. Miller under the Compensation Deferral Plan.
  Includes $18 deferred by Mr. Motley under the Compensation Deferral Plan.
  Effective November 1, 2012, Ms. Pace became an Independent Trustee and member of the Audit Committee and Regulatory & Oversight Committee.
  Includes $70 deferred by Ms. Tynan under the Compensation Deferral Plan.
  Includes $97 deferred by Mr. Wikler under the Compensation Deferral Plan.
  Includes $195 deferred by Mr. Wold under the Compensation Deferral Plan.

Oppenheimer Rochester North Carolina Municipal Fund

Name and Other Fund Position(s) (as applicable)	Aggregate Compensation From the Fund[1]	Total Compensation From the Fund and Fund Complex
	Fiscal Year Ended March 31, 2013	Year Ended December 31, 2012
Brian F. Wruble	$262 [2]	$305,750
Chairman of the Board, Audit Committee Member and Regulatory & Oversight Committee Member [3]
David Downes	$224	$260,750
Audit Committee Chairman and Regulatory & Oversight Committee Member
Matthew P. Fink	$224 [4]	$260,750
Regulatory & Oversight Committee Chairman and Governance Committee Member
Edmund P. Giambastiani, Jr.	$37	$0[5]
Regulatory & Oversight Committee Member and Governance Committee Member
Phillip A. Griffiths	$238 [6]	$284,100
Audit Committee Member and Regulatory & Oversight Committee Member
Mary F. Miller	$204 [7]	$242,500
Audit Committee Member and Governance Committee Member
Joel W. Motley	$224 [8]	$260,750
Governance Committee Chairman and Regulatory & Oversight Committee Member
Joanne Pace	$96	$36,467
Audit Committee Member and Regulatory & Oversight Committee Member[9]
Mary Ann Tynan	$204 [10]	$187,500
Regulatory & Oversight Committee Member and Governance Committee Member
Joseph M. Wikler	$204 [11]	$242,500
Audit Committee Member and Regulatory & Oversight Committee Member
Peter I. Wold	$204 [12]	$187,500
Audit Committee Member and Governance Committee Member
  "Aggregate Compensation From the Fund" includes fees and amounts deferred under the "Compensation Deferral Plan" (described below), if any.
   Includes $75 deferred by Mr. Wruble under the Compensation Deferral Plan.
   Effective October 1, 2012, Mr. Wruble became a member of the Audit Committee and Regulatory & Oversight Committee.
   Includes $112 deferred by Mr. Fink under the Compensation Deferral Plan.
   Admiral Giambastiani became an Independent Trustee and member of the Regulatory & Oversight Committee and Governance Committee on February 1, 2013, and therefore did not receive any compensation in 2012.
   Includes $63 deferred by Dr. Griffiths under the Compensation Deferral Plan.
   Includes $114 deferred by Ms. Miller under the Compensation Deferral Plan.
   Includes $19 deferred by Mr. Motley under the Compensation Deferral Plan.
   Effective November 1, 2012, Ms. Pace became an Independent Trustee and member of the Audit Committee and Regulatory & Oversight Committee.
   Includes $75 deferred by Ms. Tynan under the Compensation Deferral Plan.
   Includes $102 deferred by Mr. Wikler under the Compensation Deferral Plan.
   Includes $204 deferred by Mr. Wold under the Compensation Deferral Plan.

Oppenheimer Rochester Ohio Municipal Fund

Name and Other Fund Position(s) (as applicable)	Aggregate Compensation From the Fund[1]	Total Compensation From the Fund and Fund Complex
	Fiscal Year Ended March 31, 2013	Year Ended December 31, 2012
Brian F. Wruble	$179 [2]	$305,750
Chairman of the Board, Audit Committee member and Regulatory & Oversight Committee Member [3]
David Downes	$153	$260,750
Audit Committee Chairman and Regulatory & Oversight Committee Member
Matthew P. Fink	$153 [4]	$260,750
Regulatory & Oversight Committee Chairman and Governance Committee Member
Edmund P. Giambastiani, Jr.	$26	$0[5]
Regulatory & Overisght Committee Member and Governance Committee Member
Phillip A. Griffiths	$163 [6]	$284,100
Audit Committee Member and Regulatory & Oversight Committee Member
Mary F. Miller	$140 [7]	$242,500
Audit Committee Member and Governance Committee Member
Joel W. Motley	$153 [8]	$260,750
Governance Committee Chairman and Regulatory & Oversight Committee Member
Joanne Pace	$67	$36,467
Audit Committee Member and Regulatory & Oversight Committee Member[9]
Mary Ann Tynan	$140 [10]	$187,500
Regulatory & Oversight Committee Member and Governance Committee Member
Joseph M. Wikler	$140 [11]	$242,500
Audit Committee Member and Regulatory & Oversight Committee Member
Peter I. Wold	$140 [12]	$187,500
Audit Committee Member and Governance Committee Member
  "Aggregate Compensation From the Fund" includes fees and amounts deferred under the "Compensation Deferral Plan" (described below), if any.
   Includes $52 deferred by Mr. Wruble under the Compensation Deferral Plan.
   Effective October 1, 2012, Mr. Wruble became a member of the Audit Committee and Regulatory & Oversight Committee.
   Includes $77 deferred by Mr. Fink under the Compensation Deferral Plan.
   Admiral Giambastiani became an Independent Trustee and member of the Regulatory & Oversight Committee and Governance Committee on February 1, 2013, and therefore did not receive any compensation in 2012.
   Includes $44 deferred by Dr. Griffiths under the Compensation Deferral Plan.
   Includes $79 deferred by Ms. Miller under the Compensation Deferral Plan.
   Includes $13 deferred by Mr. Motley under the Compensation Deferral Plan.
   Effective November 1, 2012, Ms. Pace became an Independent Trustee and member of the Audit Committee and Regulatory & Oversight Committee.
   Includes $51 deferred by Ms. Tynan under the Compensation Deferral Plan.
   Includes $70 deferred by Mr. Wikler under the Compensation Deferral Plan.
   Includes $140 deferred by Mr. Wold under the Compensation Deferral Plan.

Oppenheimer Rochester Virginia Municipal Fund

Name and Other Fund Position(s) (as applicable)	Aggregate Compensation From the Fund[1]	Total Compensation From the Fund and Fund Complex
	Fiscal Year Ended March 31, 2013	Year Ended December 31, 2012
Brian F. Wruble	$330 [2]	$305,750
Chairman of the Board, Audit Committee Member and Regulatory & Oversight Committee Member [3]
David Downes	$282	$260,750
Audit Committee Chairman and Regulatory & Oversight Committee Member
Matthew P. Fink	$282 [4]	$260,750
Regulatory & Oversight Committee Chairman and Governance Committee Member
Edmund P. Giambastiani, Jr.	$47	$0[5]
Regulatory & Oversight Committee Member and Governance Committee Member
Phillip A. Griffiths	$300 [6]	$284,100
Audit Committee Member and Regulatory & Oversight Committee Member
Mary F. Miller	$257 [7]	$242,500
Audit Committee Member and Governance Committee Member
Joel W. Motley	$282 [8]	$260,750
Governance Committee Chairman and Regulatory & Oversight Committee Member
Joanne Pace	$121	$36,467
Audit Committee Member and Regulatory & Oversight Committee Member[9]
Mary Ann Tynan	$257 [10]	$187,500
Regulatory & Oversight Committee Member and Governance Committee Member
Joseph M. Wikler	$257 [11]	$242,500
Audit Committee Member and Regulatory & Oversight Committee Member
Peter I. Wold	$257 [12]	$187,500
Audit Committee Member and Governance Committee Member
  "Aggregate Compensation From the Fund" includes fees and amounts deferred under the "Compensation Deferral Plan" (described below), if any.
  Includes $94 deferred by Mr. Wruble under the Compensation Deferral Plan.
  Effective October 1, 2012, Mr. Wruble became a member of the Audit Committee and Regulatory & Oversight Committee.
  Includes $141 deferred by Mr. Fink under the Compensation Deferral Plan.
  Admiral Giambastiani became an Independent Trustee and member of the Regulatory & Oversight Committee and Governance Committee on February 1, 2013, and therefore did not receive any compensation in 2012.
  Includes $80 deferred by Dr. Griffiths under the Compensation Deferral Plan.
  Includes $144 deferred by Ms. Miller under the Compensation Deferral Plan.
  Includes $24 deferred by Mr. Motley under the Compensation Deferral Plan.
  Effective November 1, 2012, Ms. Pace became an Independent Trustee and member of the Audit Committee and Regulatory & Oversight Committee.
  Includes $95 deferred by Ms. Tynan under the Compensation Deferral Plan.
  Includes $129 deferred by Mr. Wikler under the Compensation Deferral Plan.
  Includes $257 deferred by Mr. Wold under the Compensation Deferral Plan.

Compensation Deferral Plan. The Board of Trustees has adopted a Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based on the amount of compensation deferred and the performance of the selected funds.

Deferral of the Trustees' fees under the plan will not materially affect a Fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred compensation account.

Major Shareholders. As of July 5, 2013 the only persons or entities who owned of record, or who were known by the Fund to own beneficially, 5% or more of any class of the Fund's outstanding shares were:

Name	Address	% Owned	Share Class
Oppenheimer Rochester Arizona Municipal Fund
EDWARD D JONES & CO	12555 MANCHESTER RD	51.25%	A
FOR THE BENEFIT OF CUSTOMERS	ST LOUIS MO 63131-3710
FIRST CLEARING LLC	2801 MARKET STREET	9.38%	A
SPECIAL CUSTODY ACCT FOR THE	ST LOUIS MO 63103
EXCLUSIVE BENEFIT OF CUSTOMER
PERSHING LLC	1 PERSHING PLAZA	6.01%	A
	JERSEY CITY NJ 07399-0001
EDWARD D JONES & CO	12555 MANCHESTER RD	37.92%	B
FOR THE BENEFIT OF CUSTOMERS	ST LOUIS MO 63131-3710
RAYMOND JAMES	880 CARILLON PARKWAY	21.19%	B
	ST PETERSBURG FL 33716
MLPF&S FOR THE SOLE BENEFIT	4800 DEER LAKE DR E FL 3	16.76%	B
OF ITS CUSTOMERS	JACKSONVILLE FL 32246-6484
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	13.69%	B
FOR EXCLUSIVE BEN OF CUSTOMERS	ONE WORLD FINANCIAL CENTER
	ATTN: MUTUAL FUNDS 5TH FLOOR
	NEW YORK NY 10281-1003
EDWARD D JONES & CO	12555 MANCHESTER RD	25.27%	C
FOR THE BENEFIT OF CUSTOMERS	ST LOUIS MO 63131-3710
FIRST CLEARING LLC	2801 MARKET STREET	21.98%	C
SPECIAL CUSTODY ACCT FOR THE	ST LOUIS MO 63103
EXCLUSIVE BENEFIT OF CUSTOMER
MLPF&S FOR THE SOLE BENEFIT	4800 DEER LAKE DR E FL 3	18.77%	C
OF ITS CUSTOMERS	JACKSONVILLE FL 32246-6484
MORGAN STANLEY DW	HARBORSIDE FINANCIAL CENTER	9.05%	C
	PLAZA TWO 2ND FLOOR
	JERSEY CITY NJ 07311
MLPF&S FOR THE SOLE BENEFIT	4800 DEER LAKE DR E FL 3	45.68%	Y
OF ITS CUSTOMERS	JACKSONVILLE FL 32246-6484
MORGAN STANLEY & CO	HARBORSIDE FINANCIAL CENTER	29.07%	Y
	PLAZA II 3RD FLOOR
	JERSEY CITY NJ 07311
FIRST CLEARING LLC	2801 MARKET STREET	24.01%	Y
SPECIAL CUSTODY ACCT FOR THE	ST LOUIS MO 63103
EXCLUSIVE BENEFIT OF CUSTOMER
Oppenheimer Rochester Maryland Municipal Fund
EDWARD D JONES & CO	12555 MANCHESTER RD	22.37%	A
FOR THE BENEFIT OF CUSTOMERS	ST LOUIS MO 63131-3710
MLPF&S FOR THE SOLE BENEFIT	4800 DEER LAKE DR E FL 3	10.61%	A
OF ITS CUSTOMERS	JACKSONVILLE FL 32246-6484
PERSHING LLC	1 PERSHING PLAZA	10.56%	A
	JERSEY CITY NJ 07399-0001
FIRST CLEARING LLC	2801 MARKET STREET	5.30%	A
SPECIAL CUSTODY ACCT FOR THE	ST LOUIS MO 63103
EXCLUSIVE BENEFIT OF CUSTOMER
EDWARD D JONES & CO	12555 MANCHESTER RD	25.72%	B
FOR THE BENEFIT OF CUSTOMERS	ST LOUIS MO 63131-3710
FIRST CLEARING LLC	2801 MARKET STREET	17.63%	B
SPECIAL CUSTODY ACCT FOR THE	ST LOUIS MO 63103
EXCLUSIVE BENEFIT OF CUSTOMER
PERSHING LLC	1 PERSHING PLAZA	13.09%	B
	JERSEY CITY NJ 07399-0001
MORGAN STANLEY DW	HARBORSIDE FINANCIAL CENTER	8.60%	B
	PLAZA TWO 2ND FLOOR
	JERSEY CITY NJ 07311
MLPF&S FOR THE SOLE BENEFIT	4800 DEER LAKE DR E FL 3	5.75%	B
OF ITS CUSTOMERS	JACKSONVILLE FL 32246-6484
MLPF&S FOR THE SOLE BENEFIT	4800 DEER LAKE DR E FL 3	42.25%	C
OF ITS CUSTOMERS	JACKSONVILLE FL 32246-6484
FIRST CLEARING LLC	2801 MARKET STREET	10.53%	C
SPECIAL CUSTODY ACCT FOR THE	ST LOUIS MO 63103
EXCLUSIVE BENEFIT OF CUSTOMER
MORGAN STANLEY DW	HARBORSIDE FINANCIAL CENTER	8.63%	C
	PLAZA TWO 2ND FLOOR
	JERSEY CITY NJ 07311
PERSHING LLC	1 PERSHING PLAZA	8.36%	C
	JERSEY CITY NJ 07399-0001
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	7.64%	C
FOR EXCLUSIVE BEN OF CUSTOMERS	ONE WORLD FINANCIAL CENTER
	ATTN: MUTUAL FUNDS 5TH FLOOR
	NEW YORK NY 10281-1003
FIRST CLEARING LLC	2801 MARKET STREET	37.65%	Y
SPECIAL CUSTODY ACCT FOR THE	ST LOUIS MO 63103
EXCLUSIVE BENEFIT OF CUSTOMER
MORGAN STANLEY & CO	HARBORSIDE FINANCIAL CENTER	31.98%	Y
	PLAZA II 3RD FLOOR
	JERSEY CITY NJ 07311
MLPF&S FOR THE SOLE BENEFIT	4800 DEER LAKE DR E FL 3	29.09%	Y
OF ITS CUSTOMERS	JACKSONVILLE FL 32246-6484
Oppenheimer Rochester Massachusetts Municipal Fund
EDWARD D JONES & CO	12555 MANCHESTER RD	19.94%	A
FOR THE BENEFIT OF CUSTOMERS	ST LOUIS MO 63131-3710
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	13.84%	A
FOR EXCLUSIVE BEN OF CUSTOMERS	ONE WORLD FINANCIAL CENTER
	ATTN: MUTUAL FUNDS 5TH FLOOR
	NEW YORK NY 10281-1003
FIRST CLEARING LLC	2801 MARKET STREET	7.58%	A
SPECIAL CUSTODY ACCT FOR THE	ST LOUIS MO 63103
EXCLUSIVE BENEFIT OF CUSTOMER
PERSHING LLC	1 PERSHING PLAZA	6.89%	A
	JERSEY CITY NJ 07399-0001
MLPF&S FOR THE SOLE BENEFIT	4800 DEER LAKE DR E FL 3	5.61%	A
OF ITS CUSTOMERS	JACKSONVILLE FL 32246-6484
FIRST CLEARING LLC	2801 MARKET STREET	22.01%	B
SPECIAL CUSTODY ACCT FOR THE	ST LOUIS MO 63103
EXCLUSIVE BENEFIT OF CUSTOMER
MLPF&S FOR THE SOLE BENEFIT	4800 DEER LAKE DR E FL 3	12.96%	B
OF ITS CUSTOMERS	JACKSONVILLE FL 32246-6484
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	8.13%	B
FOR EXCLUSIVE BEN OF CUSTOMERS	ONE WORLD FINANCIAL CENTER
	ATTN: MUTUAL FUNDS 5TH FLOOR
	NEW YORK NY 10281-1003
AMERICAN ENTERPRISE INV SVCS	707 2ND AVENUE SOUTH	7.38%	B
	MINNEAPOLIS MN 55402
EDWARD D JONES & CO	12555 MANCHESTER RD	6.50%	B
FOR THE BENEFIT OF CUSTOMERS	ST LOUIS MO 63131-3710
UBS WM USA	499 WASHINGTON BLVD FL 9	5.41%	B
	JERSEY CITY NJ 07310-2055
PERSHING LLC	1 PERSHING PLAZA	5.14%	B
	JERSEY CITY NJ 07399-0001
MLPF&S FOR THE SOLE BENEFIT	4800 DEER LAKE DR E FL 3	29.26%	C
OF ITS CUSTOMERS	JACKSONVILLE FL 32246-6484
FIRST CLEARING LLC	2801 MARKET STREET	16.94%	C
SPECIAL CUSTODY ACCT FOR THE	ST LOUIS MO 63103
EXCLUSIVE BENEFIT OF CUSTOMER
MORGAN STANLEY & CO	HARBORSIDE FINANCIAL CENTER	12.16%	C
	PLAZA II 3RD FLOOR
	JERSEY CITY NJ 07311
UBS WM USA	499 WASHINGTON BLVD FL 9	9.61%	C
	JERSEY CITY NJ 07310-2055
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	7.84%	C
FOR EXCLUSIVE BEN OF CUSTOMERS	ONE WORLD FINANCIAL CENTER
	ATTN: MUTUAL FUNDS 5TH FLOOR
	NEW YORK NY 10281-1003
PERSHING LLC	1 PERSHING PLAZA	5.62%	C
	JERSEY CITY NJ 07399-0001
MLPF&S FOR THE SOLE BENEFIT	4800 DEER LAKE DR E FL 3	55.33%	Y
OF ITS CUSTOMERS	JACKSONVILLE FL 32246-6484
JANNEY MONTGOMERY SCOTT LLC	1717 ARCH STREET	18.52%	Y
EXCLUSIVE BENEFIT OF CUSTOMERS	PHILADELPHIA PA 19103-2713
FIRST CLEARING LLC	2801 MARKET STREET	14.24%	Y
SPECIAL CUSTODY ACCT FOR THE	ST LOUIS MO 63103
EXCLUSIVE BENEFIT OF CUSTOMER
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	5.67%	Y
FOR EXCLUSIVE BEN OF CUSTOMERS	ONE WORLD FINANCIAL CENTER
	ATTN: MUTUAL FUNDS 5TH FLOOR
	NEW YORK NY 10281-1003
Oppenheimer Rochester Michigan Municipal Fund
EDWARD D JONES & CO	12555 MANCHESTER RD	44.69%	A
FOR THE BENEFIT OF CUSTOMERS	ST LOUIS MO 63131-3710
PERSHING LLC	1 PERSHING PLAZA	9.94%	A
	JERSEY CITY NJ 07399-0001
FIRST CLEARING LLC	2801 MARKET STREET	5.77%	A
SPECIAL CUSTODY ACCT FOR THE	ST LOUIS MO 63103
EXCLUSIVE BENEFIT OF CUSTOMER
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	5.53%	A
FOR EXCLUSIVE BEN OF CUSTOMERS	ONE WORLD FINANCIAL CENTER
	ATTN: MUTUAL FUNDS 5TH FLOOR
	NEW YORK NY 10281-1003
EDWARD D JONES & CO	12555 MANCHESTER RD	44.70%	B
FOR THE BENEFIT OF CUSTOMERS	ST LOUIS MO 63131-3710
MLPF&S FOR THE SOLE BENEFIT	4800 DEER LAKE DR E FL 3	19.76%	B
OF ITS CUSTOMERS	JACKSONVILLE FL 32246-6484
FIRST CLEARING LLC	2801 MARKET STREET	6.55%	B
SPECIAL CUSTODY ACCT FOR THE	ST LOUIS MO 63103
EXCLUSIVE BENEFIT OF CUSTOMER
EDWARD D JONES & CO	12555 MANCHESTER RD	24.55%	C
FOR THE BENEFIT OF CUSTOMERS	ST LOUIS MO 63131-3710
MLPF&S FOR THE SOLE BENEFIT	4800 DEER LAKE DR E FL 3	10.09%	C
OF ITS CUSTOMERS	JACKSONVILLE FL 32246-6484
RAYMOND JAMES	880 CARILLON PARKWAY	9.68%	C
	ST PETERSBURG FL 33716
FIRST CLEARING LLC	2801 MARKET STREET	9.09%	C
SPECIAL CUSTODY ACCT FOR THE	ST LOUIS MO 63103
EXCLUSIVE BENEFIT OF CUSTOMER
MORGAN STANLEY & CO	HARBORSIDE FINANCIAL CENTER	6.34%	C
	PLAZA II 3RD FLOOR
	JERSEY CITY NJ 07311
UBS WM USA	499 WASHINGTON BLVD FL 9	5.46%	C
	JERSEY CITY NJ 07310-2055
MLPF&S FOR THE SOLE BENEFIT	4800 DEER LAKE DR E FL 3	51.49%	Y
OF ITS CUSTOMERS	JACKSONVILLE FL 32246-6484
FIRST CLEARING LLC	2801 MARKET STREET	17.73%	Y
SPECIAL CUSTODY ACCT FOR THE	ST LOUIS MO 63103
EXCLUSIVE BENEFIT OF CUSTOMER
MORGAN STANLEY & CO	HARBORSIDE FINANCIAL CENTER	17.59%	Y
	PLAZA II 3RD FLOOR
	JERSEY CITY NJ 07311
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	10.28%	Y
FOR EXCLUSIVE BEN OF CUSTOMERS	ONE WORLD FINANCIAL CENTER
	ATTN: MUTUAL FUNDS 5TH FLOOR
	NEW YORK NY 10281-1003
Oppenheimer Rochester Minnesota Municipal Fund
EDWARD D JONES & CO	12555 MANCHESTER RD	51.89%	A
FOR THE BENEFIT OF CUSTOMERS	ST LOUIS MO 63131-3710
PERSHING LLC	1 PERSHING PLAZA	8.17%	A
	JERSEY CITY NJ 07399-0001
EDWARD D JONES & CO	12555 MANCHESTER RD	65.01%	B
FOR THE BENEFIT OF CUSTOMERS	ST LOUIS MO 63131-3710
EDWARD D JONES & CO	12555 MANCHESTER RD	26.66%	C
FOR THE BENEFIT OF CUSTOMERS	ST LOUIS MO 63131-3710
STIFEL NICOLAUS & CO INC	501 N BROADWAY	11.85%	C
EXCLUSIVE BENEFIT OF CUSTOMERS	ST LOUIS MO 63102
PERSHING LLC	1 PERSHING PLAZA	9.38%	C
	JERSEY CITY NJ 07399-0001
FIRST CLEARING LLC	2801 MARKET STREET	6.31%	C
SPECIAL CUSTODY ACCT FOR THE	ST LOUIS MO 63103
EXCLUSIVE BENEFIT OF CUSTOMER
FIRST CLEARING LLC	2801 MARKET STREET	55.20%	Y
SPECIAL CUSTODY ACCT FOR THE	ST LOUIS MO 63103
EXCLUSIVE BENEFIT OF CUSTOMER
UMBSC & CO	MAILSTOP# 1010405	17.06%	Y
FBO ISM TAX FREE FUND 139246.1	PO BOX 419260
	KANSAS CITY MO 64141-6260
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	11.04%	Y
FOR EXCLUSIVE BEN OF CUSTOMERS	ONE WORLD FINANCIAL CENTER
	ATTN: MUTUAL FUNDS 5TH FLOOR
	NEW YORK NY 10281-1003
MLPF&S FOR THE SOLE BENEFIT	4800 DEER LAKE DR E FL 3	6.33%	Y
OF ITS CUSTOMERS	JACKSONVILLE FL 32246-6484
PERSHING LLC	1 PERSHING PLAZA	5.65%	Y
	JERSEY CITY NJ 07399-0001
Oppenheimer Rochester North Carolina Municipal Fund
EDWARD D JONES & CO	12555 MANCHESTER RD	31.83%	A
FOR THE BENEFIT OF CUSTOMERS	ST LOUIS MO 63131-3710
FIRST CLEARING LLC	2801 MARKET STREET	9.56%	A
SPECIAL CUSTODY ACCT FOR THE	ST LOUIS MO 63103
EXCLUSIVE BENEFIT OF CUSTOMER
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	8.79%	A
FOR EXCLUSIVE BEN OF CUSTOMERS	ONE WORLD FINANCIAL CENTER
	ATTN: MUTUAL FUNDS 5TH FLOOR
	NEW YORK NY 10281-1003
MORGAN STANLEY DW	HARBORSIDE FINANCIAL CENTER	7.03%	A
	PLAZA TWO 2ND FLOOR
	JERSEY CITY NJ 07311
MLPF&S FOR THE SOLE BENEFIT	4800 DEER LAKE DR E FL 3	6.10%	A
OF ITS CUSTOMERS	JACKSONVILLE FL 32246-6484
PERSHING LLC	1 PERSHING PLAZA	6.04%	A
	JERSEY CITY NJ 07399-0001
EDWARD D JONES & CO	12555 MANCHESTER RD	70.07%	B
FOR THE BENEFIT OF CUSTOMERS	ST LOUIS MO 63131-3710
FIRST CLEARING LLC	2801 MARKET STREET	14.31%	B
SPECIAL CUSTODY ACCT FOR THE	ST LOUIS MO 63103
EXCLUSIVE BENEFIT OF CUSTOMER
MLPF&S FOR THE SOLE BENEFIT	4800 DEER LAKE DR E FL 3	21.29%	C
OF ITS CUSTOMERS	JACKSONVILLE FL 32246-6484
FIRST CLEARING LLC	2801 MARKET STREET	16.51%	C
SPECIAL CUSTODY ACCT FOR THE	ST LOUIS MO 63103
EXCLUSIVE BENEFIT OF CUSTOMER
EDWARD D JONES & CO	12555 MANCHESTER RD	14.71%	C
FOR THE BENEFIT OF CUSTOMERS	ST LOUIS MO 63131-3710
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	10.75%	C
FOR EXCLUSIVE BEN OF CUSTOMERS	ONE WORLD FINANCIAL CENTER
	ATTN: MUTUAL FUNDS 5TH FLOOR
	NEW YORK NY 10281-1003
MORGAN STANLEY DW	HARBORSIDE FINANCIAL CENTER	8.04%	C
	PLAZA TWO 2ND FLOOR
	JERSEY CITY NJ 07311
FIRST CLEARING LLC	2801 MARKET STREET	47.95%	Y
SPECIAL CUSTODY ACCT FOR THE	ST LOUIS MO 63103
EXCLUSIVE BENEFIT OF CUSTOMER
MLPF&S FOR THE SOLE BENEFIT	4800 DEER LAKE DR E FL 3	15.31%	Y
OF ITS CUSTOMERS	JACKSONVILLE FL 32246-6484
MORGAN STANLEY & CO	HARBORSIDE FINANCIAL CENTER	13.49%	Y
	PLAZA II 3RD FLOOR
	JERSEY CITY NJ 07311
LPL FINANCIAL	9785 TOWNE CENTRE DR	8.12%	Y
--OMNIBUS CUSTOMER ACCOUNT--	SAN DIEGO CA 92121
PERSHING LLC	1 PERSHING PLAZA	7.67%	Y
	JERSEY CITY NJ 07399-0001
Oppenheimer Rochester Ohio Municipal Fund
EDWARD D JONES & CO	12555 MANCHESTER RD	22.23%	A
FOR THE BENEFIT OF CUSTOMERS	ST LOUIS MO 63131-3710
JP MORGAN CLEARING CORP OMNI A/C	3 CHASE METROTECH CENTER	11.74%	A
FOR THE EXCLUSIVE BENE OF CUST	3RD FLOOR MUTUAL FUND DEPT
	BROOKLYN NY 11245-0001
PERSHING LLC	1 PERSHING PLAZA	8.32%	A
	JERSEY CITY NJ 07399-0001
FIRST CLEARING LLC	2801 MARKET STREET	7.58%	A
SPECIAL CUSTODY ACCT FOR THE	ST LOUIS MO 63103
EXCLUSIVE BENEFIT OF CUSTOMER
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	6.39%	A
FOR EXCLUSIVE BEN OF CUSTOMERS	ONE WORLD FINANCIAL CENTER
	ATTN: MUTUAL FUNDS 5TH FLOOR
	NEW YORK NY 10281-1003
UBS WM USA	499 WASHINGTON BLVD FL 9	6.33%	A
	JERSEY CITY NJ 07310-2055
MLPF&S FOR THE SOLE BENEFIT	4800 DEER LAKE DR E FL 3	23.95%	B
OF ITS CUSTOMERS	JACKSONVILLE FL 32246-6484
PERSHING LLC	1 PERSHING PLAZA	22.68%	B
	JERSEY CITY NJ 07399-0001
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	13.58%	B
FOR EXCLUSIVE BEN OF CUSTOMERS	ONE WORLD FINANCIAL CENTER
	ATTN: MUTUAL FUNDS 5TH FLOOR
	NEW YORK NY 10281-1003
EDWARD D JONES & CO	12555 MANCHESTER RD	11.22%	B
FOR THE BENEFIT OF CUSTOMERS	ST LOUIS MO 63131-3710
MLPF&S FOR THE SOLE BENEFIT	4800 DEER LAKE DR E FL 3	16.60%	C
OF ITS CUSTOMERS	JACKSONVILLE FL 32246-6484
JP MORGAN CLEARING CORP OMNI A/C	3 CHASE METROTECH CENTER	14.10%	C
FOR THE EXCLUSIVE BENE OF CUST	3RD FLOOR MUTUAL FUND DEPT
	BROOKLYN NY 11245-0001
FIRST CLEARING LLC	2801 MARKET STREET	9.92%	C
SPECIAL CUSTODY ACCT FOR THE	ST LOUIS MO 63103
EXCLUSIVE BENEFIT OF CUSTOMER
PERSHING LLC	1 PERSHING PLAZA	9.76%	C
	JERSEY CITY NJ 07399-0001
EDWARD D JONES & CO	12555 MANCHESTER RD	9.66%	C
FOR THE BENEFIT OF CUSTOMERS	ST LOUIS MO 63131-3710
MORGAN STANLEY & CO	HARBORSIDE FINANCIAL CENTER	7.83%	C
	PLAZA II 3RD FLOOR
	JERSEY CITY NJ 07311
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	6.83%	C
FOR EXCLUSIVE BEN OF CUSTOMERS	ONE WORLD FINANCIAL CENTER
	ATTN: MUTUAL FUNDS 5TH FLOOR
	NEW YORK NY 10281-1003
UBS WM USA	499 WASHINGTON BLVD FL 9	5.73%	C
	JERSEY CITY NJ 07310-2055
MLPF&S FOR THE SOLE BENEFIT	4800 DEER LAKE DR E FL 3	61.44%	Y
OF ITS CUSTOMERS	JACKSONVILLE FL 32246-6484
FIRST CLEARING LLC	2801 MARKET STREET	20.61%	Y
SPECIAL CUSTODY ACCT FOR THE	ST LOUIS MO 63103
EXCLUSIVE BENEFIT OF CUSTOMER
STIFEL NICOLAUS & CO INC	501 N BROADWAY	5.24%	Y
EXCLUSIVE BENEFIT OF CUSTOMERS	ST LOUIS MO 63102
Oppenheimer Rochester Virginia Municipal Fund
EDWARD D JONES & CO	12555 MANCHESTER RD	27.34%	A
FOR THE BENEFIT OF CUSTOMERS	ST LOUIS MO 63131-3710
FIRST CLEARING LLC	2801 MARKET STREET	14.70%	A
SPECIAL CUSTODY ACCT FOR THE	ST LOUIS MO 63103
EXCLUSIVE BENEFIT OF CUSTOMER
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	10.92%	A
FOR EXCLUSIVE BEN OF CUSTOMERS	ONE WORLD FINANCIAL CENTER
	ATTN: MUTUAL FUNDS 5TH FLOOR
	NEW YORK NY 10281-1003
PERSHING LLC	1 PERSHING PLAZA	9.96%	A
	JERSEY CITY NJ 07399-0001
MORGAN STANLEY & CO	HARBORSIDE FINANCIAL CENTER	5.46%	A
	PLAZA II 3RD FLOOR
	JERSEY CITY NJ 07311
EDWARD D JONES & CO	12555 MANCHESTER RD	52.80%	B
FOR THE BENEFIT OF CUSTOMERS	ST LOUIS MO 63131-3710
FIRST CLEARING LLC	2801 MARKET STREET	27.33%	B
SPECIAL CUSTODY ACCT FOR THE	ST LOUIS MO 63103
EXCLUSIVE BENEFIT OF CUSTOMER
EDWARD D JONES & CO	12555 MANCHESTER RD	16.77%	C
FOR THE BENEFIT OF CUSTOMERS	ST LOUIS MO 63131-3710
FIRST CLEARING LLC	2801 MARKET STREET	15.74%	C
SPECIAL CUSTODY ACCT FOR THE	ST LOUIS MO 63103
EXCLUSIVE BENEFIT OF CUSTOMER
MORGAN STANLEY & CO	HARBORSIDE FINANCIAL CENTER	12.68%	C
	PLAZA II 3RD FLOOR
	JERSEY CITY NJ 07311
MLPF&S FOR THE SOLE BENEFIT	4800 DEER LAKE DR E FL 3	12.50%	C
OF ITS CUSTOMERS	JACKSONVILLE FL 32246-6484
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	6.74%	C
FOR EXCLUSIVE BEN OF CUSTOMERS	ONE WORLD FINANCIAL CENTER
	ATTN: MUTUAL FUNDS 5TH FLOOR
	NEW YORK NY 10281-1003
FIRST CLEARING LLC	2801 MARKET STREET	31.39%	Y
SPECIAL CUSTODY ACCT FOR THE	ST LOUIS MO 63103
EXCLUSIVE BENEFIT OF CUSTOMER
MORGAN STANLEY & CO	HARBORSIDE FINANCIAL CENTER	25.03%	Y
	PLAZA II 3RD FLOOR
	JERSEY CITY NJ 07311
MLPF&S FOR THE SOLE BENEFIT	4800 DEER LAKE DR E FL 3	21.82%	Y
OF ITS CUSTOMERS	JACKSONVILLE FL 32246-6484
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	9.89%	Y
FOR EXCLUSIVE BEN OF CUSTOMERS	ONE WORLD FINANCIAL CENTER
	ATTN: MUTUAL FUNDS 5TH FLOOR
	NEW YORK NY 10281-1003
PERSHING LLC	1 PERSHING PLAZA	6.31%	Y
	JERSEY CITY NJ 07399-0001

The Manager and the Sub-Adviser

The Manager is a wholly-owned subsidiary of OppenheimerFunds, Inc., the Sub-Adviser. The Sub-Adviser is wholly-owned by Oppenheimer Acquisition Corp., a holding company primarily owned by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services company.

Code of Ethics. The Fund, the Manager, the Sub-Adviser and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by portfolio managers and certain other employees ("covered persons") that could compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and/or other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager, the Sub-Adviser and the Distributor.

The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC. It can be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's website at www.sec.gov and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.

The Investment Advisory Agreement.The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager has retained the Sub-Adviser pursuant to a separate sub-advisory agreement, described below, under which the Sub-Adviser chooses the Fund's investments and provides related advisory services to the Fund. Prior to January 1, 2013, OppenheimerFunds, Inc. was the Manager of the Fund.

The advisory agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

The Fund pays expenses not expressly assumed by the Manager under the investment advisory agreement. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Board members, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the Manager during its last three fiscal years were:

Oppenheimer Rochester Arizona Municipal Fund

Fiscal Year Ended 03/31	Management Fees Paid to the Manager
2011	$256,498
2012	$289,567
2013	$445,796

Oppenheimer Rochester Maryland Municipal Fund

Fiscal Year Ended 03/31	Management Fees Paid to the Manager
2011	$447,573
2012	$440,602
2013	$585,642

Oppenheimer Rochester Massachusetts Municipal Fund

Fiscal Year Ended 03/31	Management Fees Paid to the Manager
2011	$393,204
2012	$360,446
2013	$443,468

Oppenheimer Rochester Michigan Municipal Fund

Fiscal Year Ended 03/31	Management Fees Paid to the Manager
2011	$262,727
2012	$292,478
2013	$413,463

Oppenheimer Rochester Minnesota Municipal Fund

Fiscal Year Ended 03/31	Management Fees Paid to the Manager
2011	$346,469
2012	$443,374
2013	$707,088

Oppenheimer Rochester North Carolina Municipal Fund

Fiscal Year Ended 03/31:	Management Fees Paid to the Manager
2011	$517,765
2012	$519,490
2013	$732,795

Oppenheimer Rochester Ohio Municipal Fund

Fiscal Year Ended 03/31	Management Fees Paid to the Manager
2011	$401,216
2012	$353,427
2013	$495,956

Oppenheimer Rochester Virginia Municipal Fund

Fiscal Year Ended 03/31:	Management Fees Paid to the Manager
2011	$564,196
2012	$629,125
2013	$930,108

The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains in connection with matters to which the agreement relates.

The agreement permits the Manager to act as an investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

The Sub-Advisory Agreement. Under the sub-advisory agreement between the Manager and the Sub-Adviser, the Sub-Adviser shall regularly provide investment advice with respect to the Fund and invest and reinvest cash, securities, commodity interests and the property comprising the assets of the Fund. The Sub-Adviser selects securities and/or commodity interests for the Fund's portfolio and provides related advisory services. The portfolio manager(s) of the Fund is employed by the Sub-Adviser and is principally responsible for the provision of advisory services to the Fund's portfolio. Other members of the Sub-Adviser's investment teams provide the portfolio manager(s) with counsel and support in managing the Fund's portfolio.

Under the sub-advisory agreement, the Manager pays the Sub-Adviser a percentage of the net investment advisory fee (after all applicable waivers) that it receives from the Fund as compensation for the provision of investment advisory services. The fee paid to the Sub-Adviser under the sub-advisory agreement is paid by the Manager, not by the Fund.

The sub-advisory agreement states that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its duties or obligations, the Sub-Adviser shall not be liable to the Manager for any act or omission in the course of or connected with rendering services under the Sub-Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

Pending Litigation.  Since 2009, a number of class action lawsuits have been pending in federal courts against the Sub-Adviser, the Distributor and certain Oppenheimer mutual funds (but not including the Fund) advised by OFI Global and distributed by the Distributor (the "Defendant Funds"). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities law and allege, among other things, that the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions and that the respective Defendant Funds' investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys' fees and litigation expenses. The Defendant Funds' Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits.

Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Sub-Adviser and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the "Ponzi" scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC ("BLMIS"). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Sub-Adviser and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys' fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court's order approving the settlement. The settlement does not resolve other outstanding lawsuits against the Sub-Adviser and its affiliates relating to BLMIS.

On April 16, 2010, a lawsuit was filed in New York state court against the Sub-Adviser, an affiliate of the Sub-Adviser and AAArdvark IV Funding Limited ("AAArdvark IV"), an entity advised by the Sub-Adviser's affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract and common law fraud claims against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On April 11, 2013, the court granted defendants' motion for summary judgment, dismissing plaintiffs' fraud claim with prejudice and dismissing their contract claim without prejudice, and granted plaintiffs leave to replead their contract claim to assert a cause of action for specific performance within 30 days. On May 9, 2013, plaintiffs filed a notice of appeal from the court's dismissal order. On July 15, 2011, a lawsuit was filed in New York state court against the Sub-Adviser, an affiliate of the Sub-Adviser and AAArdvark Funding Limited ("AAArdvark I"), an entity advised by the Sub-Adviser's affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract and common law fraud claims against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Sub-Adviser, an affiliate of the Sub-Adviser and AAArdvark XS Funding Limited ("AAArdvark XS"), an entity advised by the Sub-Adviser's affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.

The Sub-Adviser believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Sub-Adviser believes that these suits should not impair the ability of the Sub-Adviser or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals, including, Daniel G. Loughran, Scott S. Cottier, Troy E. Willis, Mark R. DeMitry, Michael L. Camarella, Charles S. Pulire and Elizabeth S. Mossow (each is referred to as a "Portfolio Manager" and collectively they are referred to as the "Portfolio Managers") who are responsible for the day-to-day management of the Fund's investments.

  Other Accounts Managed. In addition to managing the Fund's investment portfolio, the members of the portfolio management team also manage other investment portfolios and other accounts on behalf of the Manager or its affiliates. The following table provides information regarding those portfolios and accounts as of March 31, 2013.

Portfolio Manager	Registered Investment Companies Managed[1]	Total Assets in Registered Investment Companies Managed[2]	Other Pooled Investment Vehicles Managed	Total Assets in Other Pooled Investment Vehicles Managed	Other Accounts Managed	Total Assets in Other Accounts Managed[3,4]
Daniel G. Loughran	12	$35.92	2	$663.670	0	$0
Scott S. Cottier	12	$35.92	2	$663.67	0	$0
Troy E. Willis	12	$35.92	2	$663.67	0	$0
Mark R. DeMitry	12	$35.92	2	$663.67	0	$0
Michael L. Camarella	12	$35.92	2	$663.670	0	$0
Charles S. Pulire	12	$35.92	2	$663.67	0	$0
Elizabeth S. Mossow 5	12	$35.92	2	$663.67	0	$0
  The Portfolio Managers manage 20 registered investment companies, including the 8 funds covered in this SAI. As of 3/31/13, those funds had the following total assets (in millions, approximate): AZ ($93.01), MD ($113.06), MA ($90.60), MI ($80.66), MN ($151.79), NC ($148.38), OH ($99.98), and VA ($185.30).
  In billions.
  In millions.
  Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.
  Ms. Mossow became a portfolio manager on July 29, 2013.

As indicated above, a portfolio manager may also manage other funds and accounts. At different times, a portfolio manager may manage other funds or accounts with investment objectives and strategies similar to, or different from, those of the Fund. At times, those responsibilities could potentially conflict with the interests of the Fund. That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Fund's investment objectives and strategies. For example, a portfolio manager may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by the Sub-Adviser have the same management fee. If the management fee structure of another fund or account is more advantageous to the Sub-Adviser than the fee structure of the Fund, the Sub-Adviser could have an incentive to favor the other fund or account. However, the Sub-Adviser's compliance procedures and Code of Ethics recognize the Sub-Adviser's obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude a portfolio manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.

Compensation of Portfolio Managers. Portfolio managers are employed and compensated by the Sub-Adviser or an affiliate, not by the Fund. Under the compensation program for portfolio managers and portfolio analysts, compensation is based primarily on the relative investment performance results of the funds or accounts they manage, rather than on the financial success of the Sub-Adviser. This is intended to align the interests of the portfolio managers and analysts with the success of the funds and accounts of their shareholders. The compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. A portfolio manager's compensation is not directly based on the total value of assets they manage; however, higher total compensation potential is likely to align with greater assets under management. The compensation structure is intended to be internally and externally equitable and serve to reduce potential conflicts of interest arising from a portfolio manager's responsibilities managing different funds or accounts.

Portfolio manager compensation generally consists of three components: a base salary, an annual bonus, and eligibility to participate in long-term awards. In general, the average proportion of total compensation among these three components is as follows: base salary is 15%, annual bonus is 65%, and long-term awards are 20%.

The base pay component for each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions.

The annual bonus is calculated based on two factors: a formulaic performance portion and a discretionary portion. In general, the formulaic performance portion is a much larger part of the annual bonus than the discretionary portion. The formulaic performance portion of the annual bonus is measured against the one, three and five year performance, or performance since inception, as applicable, of the fund(s) relative to an appropriate Morningstar peer group category selected by senior management. The compensation structure is weighted towards long-term performance of the funds, with one year performance weighted at 20%, three year performance rated at 30%, and five year performance weighted at 50%. This formula has the effect of rewarding consistently above median performance, which best aligns the interests of the portfolio manager and the shareholder. Below median performance in all three periods results in an extremely low, and in some cases no, formulaic performance based bonus.

The discretionary portion of the annual bonus is determined by senior management of the Sub-Adviser and is based on a number of factors, including, management quality (such as style consistency, risk management, sector coverage, team leadership and coaching), contributions to marketing efforts and organizational development.

Finally, the long-term award component consists of grants in the form of appreciation rights in regard to the common stock of the Sub-Adviser's holding company parent, restricted shares of such common stock, as well as deferred cash investments in the fund(s) managed by a portfolio manager. Portfolio managers must elect to receive either 20% or 40% of their long-term award component in the form of deferred cash investments in the fund(s) managed. Through this long-term award component, portfolio managers' interests are further aligned with those of fund shareholders.

The compensation structure of other funds and/or accounts managed by a portfolio manager, if any, is generally the same as the compensation structure described above. A portfolio manager's compensation with regard to other portfolios may be based on the performance of those portfolios compared to a peer group category that may be different from that described below.

The Morningstar peer group categories with respect to the Funds are listed below.

Fund Name and Portfolio Managers	Peer Group Category
Oppenheimer Rochester Arizona Municipal Fund	Morningstar Muni Single State Long
Daniel G. Loughran Scott S. Cottier Troy E. Willis Mark R. DeMitry Michael L. Camarella Charles S. Pulire Elizabeth S. Mossow
Oppenheimer Rochester Maryland Municipal Fund	Morningstar Muni Single State Long
Daniel G. Loughran Scott S. Cottier Troy E. Willis Mark R. DeMitry Michael L. Camarella Charles S. Pulire Elizabeth S. Mossow
Oppenheimer Rochester Massachusetts Municipal Fund	Morningstar Muni Massachusetts
Daniel G. Loughran Scott S. Cottier Troy E. Willis Mark R. DeMitry Michael L. Camarella Charles S. Pulire Elizabeth S. Mossow
Oppenheimer Rochester Michigan Municipal Fund	Morningstar Muni Single State Long
Daniel G. Loughran Scott S. Cottier Troy E. Willis Mark R. DeMitry Michael L. Camarella Charles S. Pulire Elizabeth S. Mossow
Oppenheimer Rochester Minnesota Municipal Fund	Morningstar Muni Minnesota
Daniel G. Loughran Scott S. Cottier Troy E. Willis Mark R. DeMitry Michael L. Camarella Charles S. Pulire Elizabeth S. Mossow
Oppenheimer Rochester North Carolina Municipal Fund	Morningstar Muni Single State Long
Daniel G. Loughran Scott S. Cottier Troy E. Willis Mark R. DeMitry Michael L. Camarella Charles S. Pulire Elizabeth S. Mossow
Oppenheimer Rochester Ohio Municipal Fund	Morningstar Muni Ohio
Daniel G. Loughran Scott S. Cottier Troy E. Willis Mark R. DeMitry Michael L. Camarella Charles S. Pulire Elizabeth S. Mossow
Oppenheimer Rochester Virginia Municipal Fund	Morningstar Muni Single State Long
Daniel G. Loughran Scott S. Cottier Troy E. Willis Mark R. DeMitry Michael L. Camarella Charles S. Pulire Elizabeth S. Mossow
   Ownership of Fund Shares. As of March 31, 2013, the Portfolio Manager(s) beneficially owned shares of the Fund as follows:

Fund Name and Portfolio Managers	Range of Shares Beneficially Owned in Fund
Oppenheimer Rochester Arizona Municipal Fund
Daniel G. Loughran Scott S. Cottier Troy E. Willis Mark R. DeMitry Michael L. Camarella Charles S. Pulire Elizabeth S. Mossow	None None None None $10,001-$50,000 None None
Oppenheimer Rochester Maryland Municipal Fund
Daniel G. Loughran Scott S. Cottier Troy E. Willis Mark R. DeMitry Michael L. Camarella Charles S. Pulire Elizabeth S. Mossow	None None None None None None None
Oppenheimer Rochester Massachusetts Municipal Fund
Daniel G. Loughran Scott S. Cottier Troy E. Willis Mark R. DeMitry Michael L. Camarella Charles S. Pulire Elizabeth S. Mossow	None None None $10,001-$50,000 None None None
Oppenheimer Rochester Michigan Municipal Fund
Daniel G. Loughran Scott S. Cottier Troy E. Willis Mark R. DeMitry Michael L. Camarella Charles S. Pulire Elizabeth S. Mossow	None None None None None None None
Oppenheimer Rochester Minnesota Municipal Fund
Daniel G. Loughran Scott S. Cottier Troy E. Willis Mark R. DeMitry Michael L. Camarella Charles S. Pulire Elizabeth S. Mossow	None None None None None None None
Oppenheimer Rochester North Carolina Municipal Fund
Daniel G. Loughran Scott S. Cottier Troy E. Willis Mark R. DeMitry Michael L. Camarella Charles S. Pulire Elizabeth S. Mossow	None None None None None None None
Oppenheimer Rochester Ohio Municipal Fund
Daniel G. Loughran Scott S. Cottier Troy E. Willis Mark R. DeMitry Michael L. Camarella Charles S. Pulire Elizabeth S. Mossow	None None None None None None None
Oppenheimer Rochester Virginia Municipal Fund
Daniel G. Loughran Scott S. Cottier Troy E. Willis Mark R. DeMitry Michael L. Camarella Charles S. Pulire Elizabeth S. Mossow	None None None None None None None

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement and the Sub-Advisory Agreement. One of the duties of the Sub-Adviser under the sub-advisory agreement is to arrange the portfolio transactions for the Fund. The sub-advisory agreement contains provisions relating to the employment of broker-dealers for that purpose. The sub-advisory agreement authorizes the Sub-Adviser to employ broker-dealers, including "affiliated brokers," as that term is defined in the Investment Company Act, that the Sub-Adviser thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain the "best execution" of the Fund's portfolio transactions. "Best execution" means executing trades in a manner such that the total costs or proceeds are the most favorable under the circumstances. Some of the circumstances that may influence this decision are: cost (brokerage commission or dealer spread), size of order, difficulty of order, and the firm's ability to provide prompt and reliable execution.

The Sub-Adviser need not seek competitive commission bidding. However, the Sub-Adviser is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board. The Fund is not required to pay the lowest available commission. Under the investment advisory and sub-advisory agreements, in choosing brokers to execute portfolio transactions for the Fund, the Manager and the Sub-Adviser may select brokers (other than affiliates) that provide both brokerage and research services to the Fund. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager or the Sub-Adviser makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Sub-Adviser. The Sub-Adviser allocates brokerage for the Fund subject to the provisions of the sub-advisory agreement and other applicable rules and procedures described below.

The Sub-Adviser's portfolio managers directly place trades and allocate brokerage based upon their judgment as to the execution capability of the broker or dealer. The Sub-Adviser's executive officers supervise the allocation of brokerage.

Most securities purchases made by the Fund are in principal transactions at net prices. (i.e., without commissions). The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf.  Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security.  Portfolio securities purchased from dealers include a spread between the bid and asked price.  Therefore, the Fund generally does not incur substantial brokerage costs. On occasion, however, the Sub-Adviser may determine that a better price or execution may be obtained by using the services of a broker on an agency basis. In that situation, the Fund would incur a brokerage commission.

Other funds advised by the Sub-Adviser have investment policies similar to those of the Fund.  Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities.  When possible, the Sub-Adviser tries to combine concurrent orders to purchase or sell the same security by more than one of the funds managed by the Sub-Adviser or its affiliates. The transactions under those combined orders are generally allocated on a pro rata basis based on the fund's respective net asset sizes and other factors, including the fund's cash flow requirements, investment policies and guidelines and capacity.

Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by (1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer (these latter arrangements are considered to be a type of "step-out" transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling a fund's shares.

However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager and the Sub-Adviser have adopted procedures (and the Fund's Board of Trustees has approved those procedures) that permit the Fund to execute portfolio securities transactions through brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution" considerations discussed above. Those procedures are designed to prevent: (1) the Sub-Adviser's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager, the Sub-Adviser and the Distributor from entering into agreements or understandings under which the Sub-Adviser directs or is expected to direct the Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

The investment advisory and sub-advisory agreements permit the Manager and the Sub-Adviser to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager or Sub-Advsier by a broker through which trades are placed or by a third party at the instance of the broker.

Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager or Sub-Adviser in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager or Sub-Adviser in the investment decision making process may be paid in commission dollars.

Although the Manager and Sub-Adviser currently do not do so, the Board may permit the Manager and Sub-Adviser to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager or Sub-Adviser that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board may also permit the Manager and Sub-Adviser to use commissions on fixed-price offerings to obtain research in the same manner as is permitted for agency transactions.

The research services provided by brokers broaden the scope and supplement the research activities of the Manager and Sub-Adviser. That research provides additional views and comparisons for consideration, and helps the Manager and Sub-Adviser to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager and Sub-Adviser provide information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's and Sub-Adviser's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

During the fiscal years ended March 31, 2011, 2012 and 2013, none of the Funds covered in this SAI executed transactions or paid commissions to firms that provide research services.

Distribution and Service Arrangements

The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

The sales charges and concessions paid to, or retained by, the Distributor from the sale of shares and the contingent deferred sales charges ("CDSCs") retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

Oppenheimer Rochester Arizona Municipal Fund

Class A Front-End Sales Charges
Fiscal Year Ended 03/31:	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor[1]
2011	$371,532	$58,244
2012	$392,769	$62,680
2013	$588,350	$86,369

Concessions Advanced by Distributor
Fiscal Year Ended 03/31:	Concessions on Class A Shares Advanced by Distributor[2]	Concessions on Class B Shares Advanced by Distributor[2]	Concessions on Class C Shares Advanced by Distributor[2]
2011	$1,204	$54,204	$38,290
2012	$3,543	$45,914	$29,196
2013	$12,713	$9,376	$67,627

Contingent Deferred Sales Charges
Fiscal Year Ended 03/31:	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
2011	$0	$4,085	$6,825
2012	$699	$6,748	$2,727
2013	$0	$6,894	$11,166

Oppenheimer Rochester Maryland Municipal Fund

Class A Front-End Sales Charges
Fiscal Year Ended 03/31:	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor[1]
2011	$163,367	$25,069
2012	$155,905	$22,695
2013	$339,966	$48,454

Concessions Advanced by Distributor
Fiscal Year Ended 03/31:	Concessions on Class A Shares Advanced by Distributor[2]	Concessions on Class B Shares Advanced by Distributor[2]	Concessions on Class C Shares Advanced by Distributor[2]
2011	$289	$8,609	$67,619
2012	$1,125	$19,420	$45,587
2013	$18,198	$5,290	$75,248

Contingent Deferred Sales Charges
Fiscal Year Ended 03/31:	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
2011	$0	$752	$6,286
2012	$0	$2,606	$1,789
2013	$0	$4,071	$9,931

Oppenheimer Rochester Massachusetts Municipal Fund

Class A Front-End Sales Charges
Fiscal Year Ended 03/31:	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor[1]
2011	$229,575	$35,172
2012	$131,039	$20,123
2013	$333,608	$49,956

Concessions Advanced by Distributor
Fiscal Year Ended 03/31:	Concessions on Class A Shares Advanced by Distributor[2]	Concessions on Class B Shares Advanced by Distributor[2]	Concessions on Class C Shares Advanced by Distributor[2]
2011	$9,876	$21,643	$46,731
2012	$3,375	$11,083	$29,844
2013	$9,497	$6,171	$52,997

Contingent Deferred Sales Charges
Fiscal Year Ended 03/31:	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
2011	$0	$9,330	$17,278
2012	$0	$4,672	$1,815
2013	$645	$6,991	$1,482

Oppenheimer Rochester Michigan Municipal Fund

Class A Front-End Sales Charges
Fiscal Year Ended 03/31:	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor[1]
2011	$306,368	$46,786
2012	$224,690	$34,931
2013	$544,501	$84,514

Concessions Advanced by Distributor
Fiscal Year Ended 03/31:	Concessions on Class A Shares Advanced by Distributor[2]	Concessions on Class B Shares Advanced by Distributor[2]	Concessions on Class C Shares Advanced by Distributor[2]
2011	$6,937	$35,256	$59,953
2012	$2,397	$38,789	$33,245
2013	$3,633	$16,935	$60,180

Contingent Deferred Sales Charges
Fiscal Year Ended 03/31:	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
2011	$0	$5,857	$12,162
2012	$101	$3,466	$15,139
2013	$0	$13,546	$5,010

Oppenheimer Rochester Minnesota Municipal Fund

Class A Front-End Sales Charges
Fiscal Year Ended 03/31:	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor[1]
2011	$636,265	$100,824
2012	$615,784	$99,021
2013	$929,819	$150,593

Concessions Advanced by Distributor
Fiscal Year Ended 03/31:	Concessions on Class A Shares Advanced by Distributor[2]	Concessions on Class B Shares Advanced by Distributor[2]	Concessions on Class C Shares Advanced by Distributor[2]
2011	$17,983	$36,683	$114,355
2012	$4,913	$45,805	$64,428
2013	$61,605	$11,816	$107,449

Contingent Deferred Sales Charges
Fiscal Year Ended 03/31:	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
2011	$0	$296	$8,630
2012	$0	$3,164	$3,746
2013	$6,738	$2,585	$8,460

Oppenheimer Rochester North Carolina Municipal Fund

Class A Front-End Sales Charges
Fiscal Year Ended 03/31:	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor[1]
2011	$330,659	$54,272
2012	$271,610	$46,057
2013	$667,691	$102,571

Concessions Advanced by Distributor
Fiscal Year Ended 03/31:	Concessions on Class A Shares Advanced by Distributor[2]	Concessions on Class B Shares Advanced by Distributor[2]	Concessions on Class C Shares Advanced by Distributor[2]
2011	$6,271	$36,831	$84,994
2012	$4,897	$32,679	$52,074
2013	$16,800	$13,240	$84,760

Contingent Deferred Sales Charges
Fiscal Year Ended 03/31:	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
2011	$82	$6,242	$7,221
2012	$0	$3,833	$1,962
2013	$0	$4,770	$7,188

Oppenheimer Rochester Ohio Municipal Fund

Class A Front-End Sales Charges
Fiscal Year Ended 03/31:	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor[1]
2011	$228,262	$36,958
2012	$165,433	$28,651
2013	$407,452	$52,128

Concessions Advanced by Distributor
Fiscal Year Ended 03/31:	Concessions on Class A Shares Advanced by Distributor[2]	Concessions on Class B Shares Advanced by Distributor[2]	Concessions on Class C Shares Advanced by Distributor[2]
2011	$6,900	$21,508	$32,649
2012	$9,094	$13,405	$29,202
2013	$76,044	$9,710	$69,385

Contingent Deferred Sales Charges
Fiscal Year Ended 03/31:	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
2011	$3,979	$7,411	$14,033
2012	$186	$8,404	$1,264
2013	$740	$4,106	$4,953

Oppenheimer Rochester Virginia Municipal Fund

Class A Front-End Sales Charges
Fiscal Year Ended 03/31:	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor[1]
2011	$487,416	$84,051
2012	$493,550	$102,794
2013	$711,509	$116,473

Concessions Advanced by Distributor
Fiscal Year Ended 03/31:	Concessions on Class A Shares Advanced by Distributor [2]	Concessions on Class B Shares Advanced by Distributor [2]	Concessions on Class C Shares Advanced by Distributor [2]
2011	$25,091	$55,408	$78,255
2012	$24,285	$44,127	$66,897
2013	$33,275	$29,288	$117,731

Contingent Deferred Sales Charges
Fiscal Year Ended 03/31:	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
2011	$85	$6,827	$4,036
2012	$7,387	$8,487	$5,223
2013	$1,775	$5,031	$8,836

1. Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.
2.  The Distributor advances concession payments to financial intermediaries for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

Distribution and Service (12b-1) Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that plan. The Independent Trustees are not "interested persons" of the Fund and do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan, in accordance with Rule 12b-1 of the Investment Company Act.

Under the plans, the Sub-Adviser and the Distributor may make payments to affiliates. In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the Sub-Adviser derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares. These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

A plan continues in effect from year to year only if the Fund's Board and its Independent Trustees/Directors vote annually to approve its continuance at an in person meeting called for that purpose. A plan may be terminated at any time by the vote of a majority of the Independent Trustees/Directors or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of the Class of shares to which it applies.

The Board and the Independent Trustees/Directors must approve all material amendments to a plan. An amendment to materially increase the amount of payments to be made under a plan must also be approved by shareholders of any affected class. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the shareholders of both Class A and Class B, voting separately by class, must approve a proposed amendment to the Class A plan that would materially increase payments under that plan.

At least quarterly while the plans are in effect, the Treasurer of the Fund will provide the Board with separate written reports on the plans for its review. The reports will detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees/Directors.

While each plan is in effect, the Independent Trustees/Directors of the Fund will select and nominate any other Independent Trustees/Directors. This does not prevent the involvement of others in the selection and nomination process as long as the final decision is made by a majority of the Independent Trustees/Directors.

No payment will be made to any recipient for any share class unless, during the applicable period, the aggregate net asset value of Fund shares of the class held by the recipient (for itself and its customers) exceeds a minimum amount that may be set by a majority of the Independent Trustees/Directors from time to time.

Class A Service Plan. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (referred to as "recipients") for personal and account maintenance services they provide for their customers who hold Class A shares. Those services may include answering customer inquiries about the Fund, assisting in establishing and maintaining Fund accounts, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits the Fund to reimburse the Distributor at an annual rate of up to 0.25% of the Class A average net assets. The Distributor makes payments to recipients periodically at an annual rate of not more than 0.25% of the Class A average net assets held in the accounts of the recipient or it customers.

The Distributor does not receive or retain the service fee for Class A share accounts for which the Distributor is listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for those services, the Board has not yet done so, except with respect to shares purchased prior to March 1, 2007 by certain group retirement plans that were established prior to March 1, 2001 ("grandfathered retirement plans").

Prior to March 1, 2007, the Distributor paid the 0.25% first year service fee for grandfathered retirement plans in advance and retained the service fee paid by the Fund with respect to those shares for the first year. After those shares are held for a year, the Distributor pays the ongoing service fees to recipients on a periodic basis. If those shares were redeemed within the first year after their purchase, the recipient of the service fees on those shares was obligated to repay the Distributor a pro rata portion of the advance payment of the fees. If those shares were redeemed within 18 months, they were subject to a CDSC. For Class A shares purchased in grandfathered retirement plans on or after March 1, 2007, the Distributor does not make any payment in advance and does not retain the service fee for the first year and the shares are not subject to a CDSC.

The table below shows the dollar amount which was retained by the Distributor under the arrangement described above, regarding grandfathered retirement accounts, including money paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.  For the fiscal year ended March 31, 2013 payments under the Class A service plan were as follows:

Fund	Total Payments Under the Plan	Amount Retained by the Distributor[1]
Oppenheimer Rochester Arizona Municipal Fund[2]	$141,410	$1
Oppenheimer Rochester Maryland Municipal Fund[3]	$115,075	$0
Oppenheimer Rochester Massachusetts Municipal Fund[4]	$123,959	$0
Oppenheimer Rochester Michigan Municipal Fund[5]	$115,966	$3
Oppenheimer Rochester Minnesota Municipal Fund[6]	$230,406	$4
Oppenheimer Rochester North Carolina Municipal Fund[7]	$177,522	$95
Oppenheimer Rochester Ohio Municipal Fund[8]	$131,069	$0
Oppenheimer Rochester Virginia Municipal Fund[9]	$254,573	$4

1. Amounts were retained by the Distributor under the arrangement described above regarding grandfathered retirement accounts.
2. Includes $611 paid to an affiliate of the Distributor's parent company.
3. Includes $54 paid to an affiliate of the Distributor's parent company.
4. Includes $2,053 paid to an affiliate of the Distributor's parent company.
5. Includes $602 paid to an affiliate of the Distributor's parent company.
6. Includes $1,944 paid to an affiliate of the Distributor's parent company.
7. Includes $4,029 paid to an affiliate of the Distributor's parent company.
8. Includes $1,473 paid to an affiliate of the Distributor's parent company.
9. Includes $6,042 paid to an affiliate of the Distributor's parent company.

Class B and Class C Distribution and Service Plans. Under the Class B and Class C Distribution and Service Plans (each a "Plan" and together the "Plans"), the Fund pays the asset-based sales charge (the "distribution fee") to the Distributor for its services in distributing Class B and Class C shares. The distribution fee allows investors to buy Class B and Class C shares without a front-end sales charge, while allowing the Distributor to compensate dealers that sell those shares. The Distributor may use the service fees it receives under the Plans to pay recipients for providing services similar to the services provided under the Class A service plan, described above.

Payments under the Plans are made in recognition that the Distributor:

  pays sales concessions to authorized brokers and dealers at the time of sale or as an ongoing concession, pays the service fees in advance or periodically, as described below, may finance payment of sales concessions or the advance of the service fee payments to recipients under the Plans, or may provide such financing from its own resources or from the resources of an affiliate, employs personnel to support distribution of Class B and Class C shares, bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and certain other distribution expenses, may not be able to adequately compensate dealers that sell Class B and Class C shares without receiving payment under the Plans and therefore may not be able to offer such Classes for sale absent the Plans, receives payments under the Plans consistent with the service and distribution fees paid by other non-proprietary funds that charge 12b-1 fees, may use the payments under the Plan to include the Fund in various third-party distribution programs that might increase sales of Fund shares, may experience increased difficulty selling the Fund's shares if Plan payments were discontinued, because most competitor funds have plans that pay dealers as much or more for distribution services than the amounts currently being paid by the Fund, and may not be able to continue providing the same quality of distribution efforts and services, or to obtain such services from brokers and dealers, if Plan payments were discontinued.

Distribution fees on Class B shares are generally retained by the Distributor. If a dealer has a special agreement with the Distributor, the Distributor may pay the Class B distribution fees to recipients periodically in lieu of paying the sales concession in advance at the time of purchase. The Distributor retains the distribution fee on Class C shares during the first year and then pays it as an ongoing concession to recipients.

Service fees for the first year after Class B and Class C shares are purchased, are generally paid to recipients in advance. After the first year, the Distributor pays the service fees to recipients periodically. Under the Plans, the Distributor is permitted to retain the service fees or to pay recipients the service fee on a periodic basis, without payment in advance. If a recipient has a special agreement with the Distributor, the Distributor may pay the Class B service fees to recipients periodically in lieu of paying the first year fee in advance. If Class B and Class C shares are redeemed during the first year after their purchase, a recipient of service fees on those shares will be obligated to repay a pro rata portion of the advance payment to the Distributor. Shares purchased by exchange do not qualify for the advance service fee payment.

Class C shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares. In those cases, the Distributor retains the distribution fees paid on Class C shares, but does not retain any service fees as to the assets represented by that account.

Each Plan provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses for a period are more or less than the amounts paid by the Fund under the relevant Plan. During a calendar year, the Distributor's actual expenses in selling Class B and Class C shares may be more than the distribution fees paid to the Distributor under the Plans and the CDSC's collected on redeemed shares. Those excess expenses are carried over on the Distributor's books and may be recouped from distribution fees paid by the Fund in future years. However, the Distributor has voluntarily agreed to cap the amount that may be carried over from year to year and recouped for certain categories of expenses at 0.70% of annual gross sales of shares of the Fund. The capped expenses under the Plans are (i) expenses the Distributor has incurred that represent compensation and expenses of its sales personnel and (ii) other direct distribution costs it has incurred, such as sales literature, state registration fees, advertising and prospectuses used to offer Fund shares. If those categories of expenses exceed the capped amount, the Distributor would bear the excess costs. If a Plan were to be terminated by the Fund, the Fund's Board may allow the Fund to continue payments of the distribution fees to the Distributor for its services in distributing shares before the Plan was terminated.

The distribution and service fees under each Plan are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day. The distribution and service fees increase the annual Class B and Class C expenses by 1.00% of net assets.

Oppenheimer Rochester Arizona Municipal Fund

Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended 03/31/13
Class:	Total Payments Under Plan	Amount Retained by Distributor	Amount Paid to Affiliate	Distributor's Aggregate Unreimbursed Expenses Under Plan	Distributor's Unreimbursed Expenses as % of Net Assets of Class
Class B Plan	$40,660	$31,191	$0	$96,515	2.60%
Class C Plan	$164,393	$52,759	$113	$252,081	1.30%

Oppenheimer Rochester Maryland Municipal Fund

Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended 03/31/13
Class:	Total Payments Under Plan	Amount Retained by Distributor	Amount Paid to Affiliate	Distributor's Aggregate Unreimbursed Expenses Under Plan	Distributor's Unreimbursed Expenses as % of Net Assets of Class
Class B Plan	$19,171	$14,846	$4	$29,363	1.70%
Class C Plan	$468,424	$78,827	$661	$460,878	0.96%

Oppenheimer Rochester Massachusetts Municipal Fund

Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended 03/31/13
Class:	Total Payments Under Plan	Amount Retained by Distributor	Amount Paid to Affiliate	Distributor's Aggregate Unreimbursed Expenses Under Plan	Distributor's Unreimbursed Expenses as % of Net Assets of Class
Class B Plan	$18,270	$14,151	$168	$21,350	1.23%
Class C Plan	$244,909	$54,634	$349	$352,879	1.33%

Oppenheimer Rochester Michigan Municipal Fund

Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended 03/31/13
Class:	Total Payments Under Plan	Amount Retained by Distributor	Amount Paid to Affiliate	Distributor's Aggregate Unreimbursed Expenses Under Plan	Distributor's Unreimbursed Expenses as % of Net Assets of Class
Class B Plan	$42,371	$33,456	$0	$102,850	2.58%
Class C Plan	$233,036	$50,420	$0	$323,889	1.26%

Oppenheimer Rochester Minnesota Municipal Fund

Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended 03/31/13
Class:	Total Payments Under Plan	Amount Retained by Distributor	Amount Paid to Affiliate	Distributor's Aggregate Unreimbursed Expenses Under Plan	Distributor's Unreimbursed Expenses as % of Net Assets of Class
Class B Plan	$36,300	$28,600	$9	$90,784	2.52%
Class C Plan	$304,155	$115,779	$397	$445,529	1.23%

Oppenheimer Rochester North Carolina Municipal Fund

Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended 03/31/13
Class:	Total Payments Under Plan	Amount Retained by Distributor	Amount Paid to Affiliate	Distributor's Aggregate Unreimbursed Expenses Under Plan	Distributor's Unreimbursed Expenses as % of Net Assets of Class
Class B Plan	$44,059	$34,198	$0	$82,280	1.99%
Class C Plan	$479,043	$89,834	$127	$501,369	0.98%

Oppenheimer Rochester Ohio Municipal Fund

Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended 03/31/13
Class:	Total Payments Under Plan	Amount Retained by Distributor	Amount Paid to Affiliate	Distributor's Aggregate Unreimbursed Expenses Under Plan	Distributor's Unreimbursed Expenses as % of Net Assets of Class
Class B Plan	$32,282	$24,853	$0	$21,636	0.71%
Class C Plan	$298,374	$68,524	$422	$395,035	1.22%

Oppenheimer Rochester Virginia Municipal Fund

Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended 03/31/13
Class:	Total Payments Under Plan	Amount Retained by Distributor	Amount Paid to Affiliate	Distributor's Aggregate Unreimbursed Expenses Under Plan	Distributor's Unreimbursed Expenses as % of Net Assets of Class
Class B Plan	$98,676	$77,106	$125	$192,817	2.00%
Class C Plan	$427,441	$129,011	$323	$485,969	1.04%

All payments under the Plans are subject to the limitations imposed by the Conduct Rules of FINRA on payments of distribution and service fees.

Payments to Financial Intermediaries

Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of distribution and service (12b-1) plan payments as described above. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the financial intermediary's clients, also as described in this SAI. In addition, the Sub-Adviser and the Distributor (including their affiliates) may make payments to financial intermediaries in connection with the intermediaries' offering and sales of Fund shares and shares of other Oppenheimer funds, or their provision of marketing or promotional support, transaction processing or administrative services. Among the financial intermediaries that may receive these payments are brokers or dealers who sell or hold shares of the Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan or qualified tuition program administrators, third party administrators, recordkeepers or other institutions that have selling, servicing or similar arrangements with the Sub-Adviser or the Distributor. The payments to financial intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

Types of payments to financial intermediaries may include, without limitation, all or portions of the following:

Payments made by the Fund, or by an investor buying or selling shares of the Fund, including:

  an initial front-end sales charge, all or a portion of which is payable by the Distributor to financial intermediaries (see the "More About Your Account" section in the Prospectus);
  ongoing asset-based distribution and/or service fees (described in the section "Distribution and Service Arrangements - Distribution and Service (12b-1) Plans" above);
  shareholder servicing expenses that are paid from Fund assets to reimburse the Sub-Adviser or the Distributor for Fund expenses they incur for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other administrative or shareholder services (including retirement plan and 529 plan administrative services fees).

In addition, the Sub-Adviser or Distributor may, at their discretion, make the following types of payments from their own respective resources, which may include profits the Sub-Adviser derives from investment advisory fees paid by the Fund. Payments are made based on the guidelines established by the Sub-Adviser and Distributor, subject to applicable law. These payments are often referred to as "revenue sharing" payments, and may include:

  compensation for marketing support, support provided in offering shares in the Fund or other Oppenheimer funds through certain trading platforms and programs, and transaction processing or other services;
  other compensation, to the extent the payment is not prohibited by law or by any self-regulatory agency, such as FINRA.

Although a broker or dealer that sells Fund shares may also act as a broker or dealer in connection with the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, neither the Manager nor the Sub-Adviser considers a financial intermediary's sales of shares of the Fund or other Oppenheimer funds when choosing brokers or dealers to effect portfolio transactions for the Fund or other Oppenheimer funds.

Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation:

  transactional support, one-time charges for setting up access for the Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
  program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
  placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives; or
  firm support, such as business planning assistance, advertising, or educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other Oppenheimer funds, or to support the marketing or promotional efforts of the Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payments may exceed the cost of providing the services. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's Prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Fund, the Sub-Adviser or the Distributor and any services it provides, as well as the fees and commissions it charges.

For the year ended December 31, 2012, the following financial intermediaries and/or their affiliates (which in some cases are broker-dealers) offered shares of the Oppenheimer funds and received revenue sharing or similar distribution-related payments (of at least $5,000) from the Sub-Adviser or the Distributor for marketing or program support:

Aegon USA Securities Inc.	Massachusetts Mutual Life Insurance Company
AIG Advisor Group, Inc.	MetLife Investors Insurance Company
Allianz Life Insurance Company	MetLife Securities, Inc.
Allstate Life Insurance Company	MML Bay State Life Insurance Company
American General Annuity Insurance Company	Morgan Stanley Smith Barney LLC
American Portfolios Financial Services Inc.	Multi-Financial Securities Corporation
Ameriprise Financial Services, Inc.	Mutual Service Corporation
Ameritas Life Insurance Company	Nathan & Lewis Securities, Inc.
Ascensus, Inc.	National Planning Corporation
AXA Advisors, LLC	National Planning Holdings, Inc.
Bank of America Merrill Lynch	Nationwide Investment Services, Inc.
Cadaret Grant & Co.	New England Securities, Inc.
CCO Investment Services Corporation	NFP Securities Inc.
Chase Investment Services Corporation	Northwestern Mutual Investment Services, LLC
C.M. Life Insurance Company	Oppenheimer & Co. Inc.
Commonwealth Financial Network	Park Avenue Securities LLC
CUNA Brokerage Services, Inc.	PlanMember Securities Corp.
CUSO Financial Services LP	Prime Capital Services, Inc.
Directed Services LLC	Primevest Financial Services, Inc.
Edward Jones and Company	Protective Life and Annuity Insurance Company
Essex National Securities, Inc.	Prudential Investment Management Services, Inc.
Financial Network Investment Corporation	Raymond James & Associates, Inc.
First Clearing LLC	Raymond James Financial Services, Inc.
First Global Capital Corporation	RBC Capital Markets
FSC Securities Corporation	Riversource Life Insurance Co.
GE Life and Annuity Company	Royal Alliance Associates, Inc.
Genworth Financial, Inc.	Sagepoint Financial Advisors
Great West Life Insurance Company	Securities America, Inc.
GWFS Equities, Inc.	Security Benefit Life Insurance Company
Guardian Insurance & Annuity Company, Inc.	Signator Investments, Inc.
H.D. Vest Investment Services, Inc.	SII Investments, Inc.
Hartford Life Insurance Company	Sorrento Pacific Financial LLC
Hartford Securities Distribution Company	State Farm VP Management Corp.
ING Financial Partners, Inc.	Stifel Nicolaus & Co., Inc.
Investacorp, Inc.	Sun Life Assurance Company of Canada (U.S.)
INVEST Financial Corporation	Sun Life Insurance and Annuity Company of New York
Investment Centers of America, Inc.	Sun Life Insurance and Annuity Company (Bermuda) Ltd.
Janney Montgomery Scott LLC	SunTrust Bank
Jefferson Pilot Securities Corporation	SunTrust Investment Services, Inc.
Kemper Investors Life Insurance Company	Thrivent Financial for Lutherans
Legend Equities Co.	Tower Square Securities, Inc.
Lincoln Benefit National Life	UBS Financial Services, Inc.
Lincoln Financial Advisors Corporation	Union Central Life Insurance Company
Lincoln Financial Securities Corporation	UVEST Financial Services Group, Inc.
Lincoln Investment Planning, Inc.	Walnut Street Securities, Inc.
Linsco Private Ledger	Waterstone Financial Group
LPL Financial LLC	Wells Fargo Advisors
MassMutual Financial Group	Wescom Financial Services

For the year ended December 31, 2012, the following firms (which in some cases are broker-dealers) received payments from the Sub-Adviser or Distributor (of at least $2,500) for administrative or other services provided (other than revenue sharing arrangements), as described above:

Acacia National	MetLife Securities Inc.
ACS HR Solutions LLC	Mid Atlantic Capital Co.
ADP Broker-Dealer, Inc.	Milliman, Inc.
Aegon USA	Minnesota Life Insurance Company
Alliance Benefit Group	MML Investors Services LLC
Allianz Life Insurance Company	Morgan Keegan & Co, Inc.
Allstate Financial Services, LLC	Morgan Stanley Smith Barney
Allstate Life Insurance Company	Multi-Financial Securities
American Funds	Mutual of Omaha Insurance Company
American General Annuity Insurance Company	National City Bank
American Portfolios Financial	National Investor Services Corp.
American United Life Insurance Co.	National Financial Services LLC
Ameriprise Financial Services Inc.	National Planning Corporation
Ameritas Investment Corp.	Nationwide
Ameritas Life Insurance Company	New England Securities
Annuity Investors Life Insurance Company	New York Life Insurance and Annuity Company
Ascensus	Newport Retirement Services
AXA Advisors LLC	Next Financial Group Inc.
Baden Retirement Services	NFP Securities Inc
Banc of America Investment	Northridge Securities Corp.
Bank of America Merrill Lynch	Northwestern Mutual Investment
Benefit Administration Co.	NRP Financial Inc.
Benefit Consultants Group	NYLIFE Distributors LLC
Benefit Plans Administrative Services, Inc.	NYLIFE Securities LLC
Benetech, Inc.	Oneamerica Securities Inc.
Boston Financial Data Services, Inc.	Oppenheimer & Co. Inc.
Cadaret Grant & Co.	Pacific Life Insurance Co.
Cambridge Investment Research	Park Avenue Securities LLC
Cetera Financial Specialists LLC	Penn Mutual
Cetera Investment Services LLC	Pershing LLC
Champions of the Community, Inc.	PFS Investments Inc.
Charles Schwab & Co, Inc.	Phoenix Life Insurance Company
Chase Investment Services Corp.	Plan Administrators Inc.
CitiGroup Global Markets, Inc.	PlanMember Securities
Commonwealth Financial Network	PNC Investments LLC
CPI Qualified Plan Consultants	Prime Capital Services
CUNA Brokerage Services Inc.	Primevest Financial Services, Inc.
CUNA Mutual Insurance Society	Principal Life Insurance
CUSO Financial Services LP	Proequities Inc.
DA Davidson & Co.	Protective Life and Annuity Insurance Company
DailyAccess Corp	Pruco Securities LLC
David Lerner Associates, Inc.	Prudential Investment Management
Digital Retirement Solutions	PSMI Group
Dyatech, LLC	Purshe Kaplan Sterling Investments
E*TRADE Clearing LLC	Questar Capital Corporation
Edward Jones and Company	Raymond James & Associates, Inc.
ExpertPlan Retirement Plan Services	Raymond James Financial Services
Federal Kemper Life Assurance Company	RBC Capital Markets
Fidelity	Reliance Trust Co.
Financial Network Investment	Richards, Merrill & Peterson Inc.
Financial Telesis Inc.	Robert W. Baird & Co.
First Allied Securities Inc.	Rothman Securities Inc.
First Clearing LLC	Royal Alliance Associates Inc.
First Global Capital Corporation	Sagepoint Financial Inc.
Freestone Capital Management	Santander Securities
FSC Securities Corp.	Scott & Stringfellow LLC
GE Financial Assurance	Securities America Inc.
GE Life and Annuity Company	Securities Service Network Inc.
Geneos Wealth Management Inc.	Security Benefit Life Insurance Company
Genworth Financial Securities	Signator Investors Inc.
Girard Securities Inc.	SII Investments Inc.
Great West Life Insurance Company	Smith Hayes Financial Services
Guardian Insurance & Annuity Company, Inc.	Southwest Securities, Inc.
H.D. Vest Investment Services, Inc.	Standard Insurance Co.
Hartford Life & Annuity	State Farm Mutual Funds
Hartford Life Insurance Company	Stanton Group, Inc.
H Beck Inc.	Sterne Agee & Leach, Inc.
Hennion & Walsh Inc.	Stifel Nicolaus & Co., Inc.
Hewitt Associates LLC	Summit Brokerage Services Inc.
HSBC Securities (USA) Inc.	Sunamerica
Independent Financial Group, LLC	Sun Trust Investments
ING Financial Advisers LLC	Suntrust Investment Services Inc.
Intuition Systems, Inc.	T. Rowe Price
Invest Financial Corporation	TD Ameritrade
Investacorp Inc.	The Investment Center Inc.
Investments Centers of America	The O N Equity Sales Company
Investors Capital Corp.	The Retirement Plan Company, LLC
Jackson National Life Insurance Company	Thrivent Investment Management
Janney Montgomery Scott LLC	Tiaa-Cref Individual & Institutional
JJB Hillard W.L. Lyons, Inc.	Transamerica Financial Advisors
John Hancock Life Insurance Company	Transamerica Life Insurance Co.
JP Morgan Securities, LLC	UBS Financial Services, Inc.
Kemper Investors Life Insurance Company	Unified Fund Services, Inc.
Key Investment Services Inc.	Union Bank & Trust Company
KMS Financial Services Inc.	Union Central Life Insurance Company
Lasalle St. Securities LLC	United Planners Financial
Legends Equities Corp.	USAA Investment Management Co.
Lincoln Benefit National Life	USI Securities Inc.
Lincoln Financial Advisors Corporation	Valic Financial Advisors, Inc.
Lincoln Financial Securities	Vanderbilt Securities LLC
Lincoln Investment Planning, Inc.	Vanguard Group
LPL Financial Corporation	VSR Financial Services Inc.
Madison Avenue Securities Inc.	Walnut Street Securities
Manulife Financial	Wedbush Securities
Matrix Settlement & Clearance Services	Wells Fargo Advisors LLC
Mercer HR Services	Wells Fargo Investments LLC
Merrill Lynch Pierce Fenner	Wilmington Trust Company
MetLife Investors Insurance

About Your Account

The Fund's Prospectus describes how to buy, sell and exchange shares of the Fund and certain other Oppenheimer funds. The information below provides further details about the Fund's policies regarding those share transactions. It should be read in conjunction with the information in the Prospectus. Appendix A of this SAI provides more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain investors and certain types of purchases or redemptions.

Determination of Net Asset Value Per Share. The net asset value ("NAV") per share for each class of shares of the Fund is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NAV is determined as of the close of business on the New York Stock Exchange ("NYSE") on each day that the NYSE is open. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday). All references to time in this SAI mean "Eastern time." The NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday (Presidents Day), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

Dealers other than NYSE members may conduct trading in municipal securities on days that the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on days when shareholders may not purchase or redeem shares.

Securities Valuation. The Fund's Board has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

  Long-term debt securities having a remaining maturity of more than 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board or obtained by the Sub-Adviser from two active market makers in the security on the basis of reasonable inquiry.
  The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board or obtained by the Sub-Adviser from two active market makers in the security on the basis of reasonable inquiry:
  debt instruments that have a maturity of more than 397 days when issued, debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
  The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
  money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued and that have a remaining maturity of 60 days or less, and debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
  Securities not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Sub-Adviser is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker, or the "bid" price if no "asked" price is available.

In the case of municipal securities the Sub-Adviser uses pricing services who use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Sub-Adviser will monitor the accuracy of the pricing services valuations. That monitoring may include comparing prices used for portfolio valuation to the actual sale prices of selected securities.

Puts, calls, futures and municipal bond index futures are valued at the last sale price on the principal exchange on which they are traded, as determined by a pricing service.

Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Board fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets, not directly by shareholders. However, those expenses reduce the net asset value of Fund shares, and therefore are borne indirectly by shareholders.

For calculating the Fund's net asset value, dividends and distributions, the Fund differentiates between two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. Those expenses are first allocated based on the percentage of the Fund's total assets that is represented by the assets of each share class. Such general expenses include management fees, legal, bookkeeping and audit fees, Board compensation, custodian expenses, share issuance costs, interest, taxes, brokerage commissions, and non-recurring expenses, such as litigation costs. Then the expenses allocated to a share class are allotted equally to each outstanding share within a given class.

Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses to the extent that such expenses pertain only to a specific class.

How to Buy Shares

The Oppenheimer Funds. The "Oppenheimer funds" are those mutual funds for which the Distributor acts as distributor and currently include the following:

Oppenheimer AMT-Free Municipals	Oppenheimer New Jersey Municipal Fund
Oppenheimer California Municipal Fund	Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Appreciation Fund	Oppenheimer Portfolio Series Funds:
Oppenheimer Capital Income Fund	Active Allocation Fund
Oppenheimer Commodity Strategy Total Return Fund	Conservative Investor Fund
Oppenheimer Core Bond Fund	Equity Investor Fund
Oppenheimer Corporate Bond Fund	Moderate Investor Fund
Oppenheimer Currency Opportunities Fund	Oppenheimer Real Estate Fund
Oppenheimer Developing Markets Fund	Oppenheimer Rising Dividends Fund
Oppenheimer Discovery Fund	Oppenheimer Rochester AMT-Free New York Municipal Fund
Oppenheimer Discovery Mid Cap Growth Fund	Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Diversified Alternatives Fund	Oppenheimer Rochester Fund Municipals
Oppenheimer Emerging Markets Debt Fund	Oppenheimer Rochester Intermediate Term Municipal Fund
Oppenheimer Equity Fund	Oppenheimer Rochester Limited Term Municipal Fund
Oppenheimer Equity Income Fund, Inc.	Oppenheimer Rochester Limited Term New York Municipal Fund
Oppenheimer Flexible Strategies Fund	Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Global Fund	Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Global Allocation Fund	Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Global Multi Strategies Fund	Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Global Opportunities Fund	Oppenheimer Rochester National Municipals
Oppenheimer Global Real Estate Fund	Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Global Strategic Income Fund	Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Global Value Fund	Oppenheimer Rochester Short Term Municipal Fund
Oppenheimer Gold & Special Minerals Fund	Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer International Bond Fund	Oppenheimer Select Value Fund
Oppenheimer International Diversified Fund	Oppenheimer Senior Floating Rate Fund
Oppenheimer International Growth Fund	Oppenheimer Short Duration Fund
Oppenheimer International Small Company Fund	Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer International Value Fund	Oppenheimer U.S. Government Trust
Oppenheimer Limited Term California Municipal Fund	Oppenheimer Value Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Fund
Oppenheimer Main Street Select Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer Main Street Small- & Mid-Cap Fund
Money Market Funds :
Oppenheimer Cash Reserves
Oppenheimer Institutional Money Market Fund
Oppenheimer Money Market Fund, Inc.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to each class of shares and the dividends payable on each class of shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which some share classes are subject.

The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares of the Oppenheimer funds normally are sold subject to an initial sales charge (except Oppenheimer Cash Reserves, Oppenheimer Institutional Money Market Fund, Oppenheimer Money Market Fund and Oppenheimer Short Duration Fund). The purpose of the deferred sales charge and asset-based sales charge that are applicable to some other share classes is the same as that of the initial sales charge on Class A shares of many of the Oppenheimer funds - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of those funds. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares of the Oppenheimer funds may receive different levels of compensation for selling one class of shares rather than another.

Effective after June 29, 2012, Class B shares are no longer offered for new purchases. See the Prospectus section "More About Your Account" for details.

Class A Sales Charges Reductions and Waivers. There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except for the money market funds (under certain circumstances described in this SAI, redemption proceeds of certain money market fund shares may be subject to a CDSC). As discussed in the Prospectus, a reduced initial sales charge rate may be obtained for certain share purchases because of the reduced sales efforts and reduction in expenses realized by the Distributor, dealers or brokers in making such sales. Sales charge waivers may apply in certain other circumstances because the Distributor or dealer or broker incurs little or no selling expenses. Appendix A to this SAI includes additional information regarding certain of these sales charge reductions and waivers.

A reduced sales charge rate may be obtained for Class A shares under a Right of Accumulation or Letter of Intent because of the reduction in sales effort and expenses to the Distributor, dealers or brokers for those sales.

Letter of Intent. Under a Letter of Intent (a "Letter"), you may be able to reduce the initial sales charge rate that applies to your Class A share purchases of the Fund if you purchase Class A, Class B or Class C shares of most Oppenheimer funds (including the Fund) or Class A, Class B, Class C, Class G and Class H units of advisor sold Section 529 plans, for which an affiliate of the Manager or the Distributor serves as the Program Manager or Program Distributor.

A Letter is an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of those shares or units during a 13 month period (the "Letter period"), which begins on the date of the investor's first share purchase following the establishment of the Letter. The sales charge on each purchase of Class A shares during the Letter period will be at the rate that would apply to a single lump-sum purchase of shares in the amount intended to be purchased. In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor does not fulfill the terms of the Letter within the Letter period, he or she agrees to pay the additional sales charges that would have been applicable to any purchases that are made. The investor agrees that shares equal in value to 2% of the intended purchase amount will be held in escrow by the Transfer Agent for that purpose, as described in "Terms of Escrow" below. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing purchase orders during the Letter period. The investor must also notify the Distributor or his or her financial intermediary of any qualifying 529 plan holdings.

To determine whether an investor has fulfilled the terms of a Letter, the Transfer Agent will count purchases of "qualified" Class A, Class B and Class C shares and Class A, Class B, Class C, Class G and Class H units during the Letter period. Purchases of Class N, Class Y or Class I shares, purchases made by reinvestment of dividends or capital gains distributions from the Fund or other Oppenheimer funds, purchases of Class A shares with redemption proceeds under the Reinvestment Privilege, and purchases of Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on which a sales charge has not been paid do not count as "qualified" shares for satisfying the terms of a Letter. An investor will also be considered to have fulfilled the Letter if the value of the investor's total holdings of qualified shares on the last day of the Letter period equals or exceeds the intended purchase amount.

If the terms of the Letter are not fulfilled within the Letter period, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted on the first business day following the expiration of the Letter period to reflect the sales charge rates that are applicable to the actual total purchases.

If subsequent eligible purchases during the Letter period cause the amount of total eligible purchases to exceed the intended purchase amount and also exceed the amount needed to qualify for the next sales charge rate reduction (stated in the Prospectus), the sales charges paid on those subsequent purchases will be charged at the lower rate as permitted under the Fund's Right of Accumulation policy.

By establishing a Letter, the investor agrees to be bound by the terms of the Prospectus, this SAI and the application used for a Letter, and if those terms are amended to be bound by the amended terms and that any amendments by the Fund will apply automatically to existing Letters. Group retirement plans qualified under section 401(a) of the Internal Revenue Code may not establish a Letter, however defined benefit plans and Single K sole proprietor plans may do so.

Terms of Escrow That Apply to Letters of Intent.

   1. Out of the initial purchase, or out of subsequent purchases if necessary, the Transfer Agent will hold in escrow Fund shares equal to 2% of the intended purchase amount specified in the Letter. For example, if the intended purchase amount is $50,000, the escrow amount would be shares valued at $1,000 (computed at the offering price for a $50,000 share purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

   2. If the Letter applies to more than one fund account, the investor can designate the fund from which shares will be escrowed. If no fund is selected, the Transfer Agent will escrow shares in the fund account that has the highest dollar balance on the date of the first purchase under the Letter. If there are not sufficient shares to cover the escrow amount, the Transfer Agent will escrow shares in the fund account(s) with the next highest balance(s). If there are not sufficient shares in the accounts to which the Letter applies, the Transfer Agent may escrow shares in other accounts that are linked for Right of Accumulation purposes. Additionally, if there are not sufficient shares available for escrow at the time of the first purchase under the Letter, the Transfer Agent will escrow future purchases until the escrow amount is met.

   3. If, during the Letter period, an investor exchanges shares of the Fund for shares of another fund (as described in the Prospectus section titled "The OppenheimerFunds Exchange Privilege"), the Fund shares held in escrow will automatically be exchanged for shares of the other fund and the escrow obligations will also be transferred to that fund.

   4. If the total purchases under the Letter are less than the intended purchases specified, on the first business day after the end of the Letter period, the Distributor will redeem escrowed shares equal in value to the difference between the dollar amount of the sales charges actually paid and the amount of the sales charges that would have been paid if the total purchases had been made at a single time. Any shares remaining after such redemption will be released from escrow.

   5. If the terms of the Letter are fulfilled, the escrowed shares will be promptly released to the investor at the end of the Letter period.

   6. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service (the "IRS"), the conversion of Class B shares to Class A shares is not treated as a taxable event for the shareholder. If those laws or the IRS' interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.  A fund account that has a balance below $500 due to the automatic conversion of Class B shares to Class A shares will not be subject to the Minimum Balance Fee (described below). However, once all Class B shares held in the account have been converted to Class A shares the new Class A share account balance may become subject to that fee.

Share Certificates. When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund. The Fund will not issue or re-register physical share certificates.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

AccountLink. Shares purchased through AccountLink will be purchased at the net asset value calculated on the same regular business day if the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares before the close of the NYSE. The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If the Distributor is instructed to initiate the ACH transfer after the close of the NYSE, the shares will be purchased on the next regular business day.

Dividends will begin to accrue on the shares purchased through the ACH system on the next regular business day after the purchase date. If the proceeds of an ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

The minimum purchase through AccountLink is generally $50, however for accounts established prior to November 1, 2002 the minimum purchase is $25.

Asset Builder Plans. As indicated in the Prospectus, you normally must establish your Fund account with $1,000 or more. However, you can open a Fund account for as little as $500 if you establish an Asset Builder Plan at the time of your initial share purchase to automatically purchase additional shares directly from a bank account.

An Asset Builder Plan is available only if your bank is an ACH member and you establish AccountLink. Under an Asset Builder Plan, payments to purchase shares of the Fund will be debited from your bank account automatically. Normally the debit will be made two business days prior to the investment dates you select on your application. Neither the Distributor, the Transfer Agent nor the Fund will be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

To establish an Asset Builder Plan at the time you initially purchase Fund shares, complete the "Asset Builder Plan" information on the Account Application. To establish an Asset Builder Plan for an existing account, use the Asset Builder Enrollment Form. The Account Application and the Asset Builder Enrollment Form are available by contacting the Distributor or may be downloaded from our website at www.oppenheimerfunds.com. Before you establish a new Fund account under the Asset Builder Plan, you should obtain a prospectus of the selected Fund and read it carefully.

You may change the amount of your Asset Builder payment or you can terminate your automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The minimum additional purchase under an Asset Builder Plan is $50, except that for Asset Builder Plans established prior to November 1, 2002, the minimum additional purchase is $25. Shares purchased by Asset Builder Plan payments are subject to the redemption restrictions for recent purchases described in the Prospectus. An Asset Builder Plan may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder Plans at any time without prior notice.

Electronic Document Delivery. To access your account documents electronically via eDocs Direct, please visit our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery" under the heading "I want to..." in the left hand column, or call 1.888.470.0862 for instructions.

How to Sell Shares

Receiving Redemption Proceeds by Federal Funds Wire. The Fund would normally authorize a Federal Funds wire of redemption proceeds to be made on its next regular business day following the redemption. A Federal Funds wire may be delayed if the Fund's custodian bank is not open for business on that day. In that case, the wire will not be transmitted until the next business day on which the bank and the Fund are both open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Redeeming Shares Through Brokers or Dealers. The Distributor is the Fund's agent to repurchase its shares from authorized brokers or dealers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the next net asset value computed after the Distributor or the broker or dealer receives the order. A repurchase will be processed at that day's net asset value if the order was received by the broker or dealer from its customer prior to the time the close of the NYSE. Normally, the NYSE closes at 4:00 p.m., but may do so earlier on some days.

For accounts redeemed through a broker-dealer, payment will ordinarily be made within three business days after the shares are redeemed. However, the Distributor must receive the required redemption documents in proper form, with the signature(s) of the registered shareholder(s) guaranteed as described in the Prospectus.

Payments "In Kind." As stated in the Prospectus, payment for redeemed shares is ordinarily made in cash. Under certain circumstances, however, the Board may determine that it would be detrimental to the best interests of the remaining shareholders for the Fund to pay for the redeemed shares in cash. In that case, the Fund may pay the redemption proceeds, in whole or in part, by a distribution "in kind" of liquid securities from the Fund's portfolio. The Fund will value securities used to pay a redemption in kind using the same method described above under "Determination of Net Asset Value Per Share." That valuation will be made as of the time the redemption price is determined. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash.

Automatic Withdrawal Plans. Under an Automatic Withdrawal Plan, investors who own Fund shares can authorize the Transfer Agent to redeem shares automatically on a monthly, quarterly, semi-annual or annual basis. The minimum periodic redemption amount under an Automatic Withdrawal Plan is $50. Shareholders having AccountLink privileges may have Automatic Withdrawal Plan payments deposited to their designated bank account. Payments may also be made by check, payable to all shareholders of record and sent to the address of record for the account. Automatic withdrawals may be requested by telephone for amounts up to $1,500 per month if the payments are to be made by checks sent to the address of record for the account. Telephone requests are not available if the address on the account has been changed within the prior 15 days.

Fund shares will be redeemed as necessary to meet the requested withdrawal payments. Shares will be redeemed at the net asset value per share determined on the redemption date, which is normally three business days prior to the payment receipt date requested by the shareholder. The Fund cannot guarantee receipt of a payment on the date requested, however. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending on the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

Because of the sales charge assessed on Class A share purchases, shareholders should usually not make additional Class A share purchases while participating in an Automatic Withdrawal Plan. A shareholder whose Class B or Class C account is subject to a CDSC should usually not establish an automatic withdrawal plan because of the imposition of the CDSC on the withdrawals. If a CDSC does apply to a redemption, the amount of the check or payment will be reduced accordingly. Distributions of capital gains from accounts subject to an Automatic Withdrawal Plan must be reinvested in Fund shares. Dividends on shares held in the account may be paid in cash or reinvested. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

The shareholder may change the amount, the payment interval, the address to which checks are to be mailed, the designated bank account for AccountLink payments or may terminate a plan at any time by writing to the Transfer Agent. A signature guarantee may be required for certain changes. The requested change will usually be put into effect approximately two weeks after such notification is received. The shareholder may redeem all or any part of the shares in the account by written notice to the Transfer Agent. That notice must be in proper form in accordance with the requirements in the then-current Fund Prospectus.

The Transfer Agent will administer the Automatic Withdrawal Plan as agent for the shareholder(s) who executed the plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Any share certificates must be surrendered unendorsed to the Transfer Agent with the plan application to be eligible for automatic withdrawal payments. If the Transfer Agent ceases to act as transfer agent for the Fund, the shareholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

The Transfer Agent will terminate a plan upon its receipt of evidence, satisfactory to it, that the shareholder has died or is legally incapacitated. The Fund may also give directions to the Transfer Agent to terminate a plan. Shares that have not been redeemed at the time a plan is terminated will be held in an account in the name of the shareholder. Share certificates will not be issued for any such shares and all dividends will be reinvested in the account unless and until different instructions are received, in proper form, from the shareholder, his or her executor or guardian, or another authorized person.

The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. By requesting an Automatic Withdrawal Plan, the shareholder agrees to the terms and conditions that apply to such plans. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

Transfers of Shares. A shareholder will not be required to pay a CDSC when Fund shares are transferred to registration in the name of another person or entity. The transfer may occur by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a CDSC are transferred, the CDSC will continue to apply to the transferred shares and will be calculated as if the transferee had acquired the shares in the same manner and at the same time as the transferring shareholder.

If less than all of the shares held in an account are transferred, and some but not all shares in the account would be subject to a CDSC if redeemed at that time, the priorities for the imposition of the CDSC described in the Prospectus will be followed in determining the order in which the shares are transferred.

Minimum Account Balance. The minimum account balance is $500.

Minimum Balance Fee. A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a share balance of less than $500. The Minimum Balance Fee is automatically deducted from each such Fund account in September.

Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Minimum Balance Fee. These exceptions are subject to change:

  A fund account whose shares were acquired after September 30th of the prior year;
  Accounts of shareholders who elect to access their account documents electronically via eDoc Direct (to access account documents electronically via eDocs Direct, please visit our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery (eDocs Direct)" under the heading "I Want To," or call 1.888.470.0862 for instructions);
  A fund account that has only certificated shares and has a balance below $500 and is being escheated;
  Accounts of shareholders that are held by broker-dealers under the NSCC Fund/SERV system in Networking level 1 and 3 accounts;
  Accounts holding certain Oppenheimer Variable Account Funds;
  Omnibus accounts holding shares pursuant to the Pinnacle, Ascender, Custom Plus and Pension Alliance Retirement Plan programs;
  A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted; and
  Accounts held in the OppenheimerFunds Portfolio Builder Program which is offered through certain broker/dealers to qualifying shareholders.

Involuntary Redemptions. The Fund's Board has the right to involuntarily redeem shares held in any account with an aggregate net asset value of less than $500. The Board may change the amount of the aggregate net asset value to which this involuntary redemption policy may apply. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations within the last 12-month period. If the Board exercises this right, it may also determine the requirements for any notice to be given to the shareholders (but not less than 30 days). Alternatively, the Board may set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for good faith compliance with those laws.

The Fund reserves the authority to modify the minimum balance policies in its discretion.

Reinvestment Privilege. Within six months after redeeming Class A or Class B shares, a shareholder may reinvest all or part of the redemption proceeds in Class A shares without a sales charge if:

  An initial sales charge was paid on the redeemed Class A shares or a Class A CDSC was paid when the shares were redeemed; or
  The Class B CDSC was paid on the redeemed Class B shares.

The reinvestment may only be made in Class A shares of the Fund or other Oppenheimer funds into which shares of the Fund are exchangeable, as described in "How to Exchange Shares" below. This privilege does not apply to any other share class or to purchases made through automatic investment options. The Fund may amend, suspend or cease offering this reinvestment privilege at any time for shares redeemed after the date of the amendment, suspension or cessation. The shareholder must request the reinvestment privilege from the Transfer Agent or his or her financial intermediary at the time of purchase.

Reinvestment will be at the next net asset value computed after the Transfer Agent receives the reinvestment order. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there was a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days after the payment of the sales charge, in certain circumstances, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption, however, the sales charge would be added to the basis of the shares acquired with the redemption proceeds.

How to Exchange Shares

Shares of the Fund (including shares acquired by reinvestment of dividends or distributions from other Oppenheimer funds) may be exchanged for shares of certain other Oppenheimer funds at net asset value without the imposition of a sales charge, however a CDSC may apply to the acquired shares as described below. Shares of certain money market funds purchased without a sales charge may be exchanged for shares of other Oppenheimer funds offered with a sales charge upon payment of the sales charge. Exchanges into another Oppenheimer fund must meet any applicable minimum investment requirements of that fund.

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. The prospectus of each of the Oppenheimer funds indicates which share class or classes that fund offers and provides information about limitations on the purchase of particular share classes, as applicable for the particular fund. Shareholders that own more than one class of shares of the Fund must specify which class of shares they wish to exchange.

You can obtain a current list of the share classes offered by the funds by calling the toll-free phone number on the first page of this SAI.

The different Oppenheimer funds that are available for exchange have different investment objectives, policies and risks. A shareholder should determine whether the fund selected is appropriate for his or her investment goals and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. Some of the tax consequences of reinvesting redemption proceeds are discussed in "Reinvestment Privilege," above. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege, however that notice is not required in extraordinary circumstances.

How Exchanges Affect Contingent Deferred Sales Charges.  If shares acquired by exchange are later redeemed within the CDSC holding period applicable to those acquired shares, the CDSC applicable to the share class of the fund you are exchanging into will apply to the acquired shares. This includes the redemption of shares of Oppenheimer Cash Reserves and Oppenheimer Money Market Fund, Inc. that were acquired by exchange.

When shares that are subject to a CDSC are exchanged, the priorities for the imposition of the CDSC described in "About Your Account" in the Prospectus will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should consider how the exchange may affect any CDSC that might be imposed on the subsequent redemption of any remaining shares.

For circumstances in which a CDSC on shares acquired by exchange may be waived, see Appendix A "Special Sales Charge Arrangements and Waivers."

Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

Automatic Exchange Plans. Under an Automatic Exchange Plan, shareholders can authorize the Transfer Agent to exchange shares of the Fund for shares of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis. The minimum amount that may be exchanged to each other fund account is $50. Instructions regarding the exchange amount, the selected fund(s) and the exchange interval should be provided on the OppenheimerFunds account application or by signature-guaranteed instructions. Any requested changes will usually be put into effect approximately two weeks after notification of a change is received. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in this SAI and in "The Oppenheimer Exchange Privilege" section in the Prospectus.

The Transfer Agent will administer the Automatic Exchange Plan as agent for the shareholder(s). Neither the Fund nor the Transfer Agent shall incur any liability for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Any share certificates must be surrendered unendorsed to the Transfer Agent with the plan application to be eligible for automatic exchanges. If the Transfer Agent ceases to act as transfer agent for the Fund, the shareholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

The Fund reserves the right to amend, suspend or discontinue offering automatic exchanges at any time without prior notice. By requesting an Automatic Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans. These provisions may be amended from time to time and any amendments will automatically apply to existing Plans.

Processing Exchange Requests. Shares to be exchanged are redeemed at the net asset value calculated on the regular business day the Transfer Agent receives an exchange request in proper form before the close of the NYSE (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by up to five business days if it is determined that either fund would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

When you exchange some or all of your shares, any special features of your account that are available in the new fund (such as an Asset Builder Plan or Automatic Withdrawal Plan) will be applied to the new fund account unless you tell the Transfer Agent not to do so.

Shares that are subject to a restriction cited in the Prospectus or this SAI and shares covered by a share certificate that is not tendered will not be exchanged. If an exchange request includes such shares, only the shares available without restrictions will be exchanged.

Distributions and Taxes

Dividends and Other Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares." Daily dividends will not be declared or paid on newly purchased shares until such time as Federal Funds (funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (that is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

The Fund's practice of attempting to pay dividends on Class A shares at a constant level requires the Manager and/or the Sub-Adviser to monitor the Fund's portfolio and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level needed to meet the target. Those securities must be within the Fund's investment parameters, however. The Fund expects to pay dividends at a targeted level from its net investment income and other distributable income without any impact on the net asset values per share.

Distributions are calculated in the same manner, at the same time, and on the same day for each class of shares but will normally differ in amount. Distributions on Class B and Class C shares are expected to be lower than distributions on Class A and Class Y shares because of the effect of the asset-based sales charge on Class B and Class C shares. Distributions are taxable to shareholders, as discussed below, regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

Returned checks for the proceeds of redemptions are invested in shares of Oppenheimer Money Market Fund, Inc. If a dividend check or a check representing an automatic withdrawal payment is returned to the Transfer Agent by the Postal Service as undeliverable, it will be reinvested in shares of the Fund. Reinvestments will be made as promptly as possible after the return of such checks to the Transfer Agent. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Taxes. The federal tax treatment of the Fund and distributions to shareholders is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders. The tax discussion in the Prospectus and this SAI is based on tax laws in effect on the date of the Prospectus and SAI. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment may differ from the treatment under the Internal Revenue Code as described below.

Before purchasing Fund shares, investors are urged to consult their tax advisers with reference to their own particular tax circumstances as well as the consequences of federal, state, local and any other jurisdiction's tax rules affecting an investment in the Fund.

Qualification and Taxation as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code. As long as the Fund qualifies as a RIC, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of capital gains over capital losses) that it distributed to shareholders.

If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether the Fund qualifies. One or more Funds might not meet those tests in a particular year. If the Fund does not qualify, the Fund would (unless certain cure provisions apply) be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments of dividends and other distributions made to shareholders. In such an instance, all of the Fund's dividends would be taxable to shareholders.

Qualifying as a RIC. To qualify as a RIC, the Fund must be a domestic corporation that is either registered under the Investment Company Act as a management company or unit investment trust or is otherwise described in the Internal Revenue Code as having a specific status under the Investment Company Act. The Fund must also satisfy certain tests with respect to (i) the composition of its gross income, (ii) the composition of its assets and (iii) the amount of its dividend distributions.

     Gross Income Test. To qualify as a RIC, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to loans of securities, gains from the sale or other disposition of securities or foreign currencies, and certain other income derived with respect to its business of investing in such securities or currencies (including, but not limited to, gains from options, futures or forward contracts), and net income derived from interests in certain "qualified publicly traded partnerships."

     Asset Test. In addition, at the close of each quarter of its taxable year, the Fund must satisfy two asset tests. First, at least 50% of the value of the Fund's assets must consist of U.S. government securities, securities of other RICs, securities of other issuers ("Other Issuers") and cash or cash items (including receivables). The securities of an Other Issuer are not counted towards satisfying the 50% test if the Fund either invests more than 5% of the value of the Fund's assets in the securities of that Other Issuer or holds more than 10% of the outstanding voting securities of that Other Issuer. Second, no more than 25% of the value of the Fund's total assets may be invested in (1) the securities of any one issuer (other than U.S. government securities and the securities of other RICs), (2) the securities of two or more issuers (other than the securities of other RICs) that the Fund controls and that are engaged in the same or similar trades or businesses, or (3) the securities of one or more qualified publicly traded partnerships. For purposes of these tests, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

     Dividend Distributions Test. During the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, the Fund must distribute at least 90% of its investment company taxable income and at least 90% of its net tax-exempt income for the taxable year, which is generally its net investment income and the excess of its net short-term capital gain minus its net long-term capital loss.

Failure to Qualify. If the Fund failed to qualify as a RIC, it would (unless certain cure provisions apply) then be unable to deduct from its taxable income the dividend distributions made to its shareholders and therefore those amounts would be subject to a Fund-level corporate income tax. In addition, the Fund would not be able to characterize the distributions made to its shareholders as anything other than ordinary corporate distributions. To the extent the Fund had "earnings and profits" (as determined for tax purposes), distributions to its shareholders would be taxable as ordinary dividend income. In the case of individuals, those distributions might qualify for the maximum 15% or 20% tax rate on dividend income and, in the case of corporations, they might qualify for the dividends-received deduction.

Excise Tax on Regulated Investment Companies. Under the Internal Revenue Code, the Fund must pay an annual, non-deductible excise tax unless, by December 31st each year, it distributes (1) 98% of its taxable investment income earned from January 1 through December 31, (2) 98.2% of its capital gain net income realized in the period from November 1 of the prior year through October 31 of the current year and (3) undistributed amounts from prior years. It is presently anticipated that the Fund will meet these distribution requirements, although to do so the Fund might be required to liquidate portfolio investments in certain circumstances. In some years, the Board and the Manager and/or the Sub-Adviser may determine that it would be in the shareholders' best interests for the Fund to pay the excise tax on undistributed amounts rather than making the required level of distributions. In that event, the tax may reduce shareholder total returns from the Fund.

Taxation of Fund Distributions. Distributions by the Fund will be treated in the manner described below regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). The Fund's distributions will be treated as dividends to the extent paid from the Fund's earnings and profits (as determined under the Internal Revenue Code). Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a shareholder's shares and, after such tax basis is reduced to zero, will constitute capital gain to the shareholder (assuming the shares are held as a capital asset). The Fund's dividends will not be eligible for the dividends-received deduction for corporations. Shareholders reinvesting a distribution in shares of the distributing Fund, or one of the other Oppenheimer funds, will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     Exempt-Interest Dividends. The Fund intends to satisfy the requirements under the Internal Revenue Code during each fiscal year to pay "exempt-interest dividends" to its shareholders. To qualify, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's total assets must consist of obligations described in Section 103(a) of the Internal Revenue Code, as amended. Dividends that are derived from net interest income earned by the Fund on tax-exempt municipal securities and reported as "exempt-interest dividends" in a written notice sent by the Fund to its shareholders after the close of the Fund's taxable year will be excludable from gross income of shareholders for federal income tax purposes. To the extent any Fund fails to qualify to pay exempt-interest dividends in any given taxable year, such dividends would be included in the gross income of shareholders for federal income tax purposes.

The Fund will allocate interest from tax-exempt municipal securities (as well as ordinary income, capital gains, and tax preference items discussed below) among its shares according to a method that is based on the gross income allocable to each class of shareholders during the taxable year (or under another method, if prescribed by the IRS and SEC). The percentage of each distribution with respect to a taxable year of the Fund that is an exempt-interest dividend will be the same, even though that percentage may differ substantially from the percentage of the Fund's income that was tax-exempt during a particular portion of the year. This percentage normally will be determined after the close of the taxable year.

Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes. Interest on indebtedness incurred or continued to purchase or carry shares of a regulated investment company paying exempt-interest dividends, such as the Fund, will not be deductible by the investor for federal income tax purposes to the extent attributable to exempt-interest dividends. Shareholders receiving Social Security or railroad retirement benefits should be aware that exempt-interest dividends are a factor in determining whether, and to what extent, such benefits are subject to federal income tax.

A portion of the exempt-interest dividends paid by the Fund may give rise to liability under the federal alternative minimum tax for individual or corporate shareholders. Income on certain private activity bonds issued after August 7, 1986, while excludable from gross income for purposes of the federal income tax, is an item of "tax preference" that must be included in income for purposes of the federal alternative minimum tax for individuals and corporations. "Private activity bonds" are bonds that are used for purposes not generally performed by governmental entities and that benefit non-governmental entities. The amount of any exempt-interest dividends that is attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Fund.

In addition, corporate taxpayers are subject to the federal alternative minimum tax based in part on certain differences between taxable income as adjusted for other tax preferences and the corporation's "adjusted current earnings," which more closely reflect a corporation's economic income. Because an exempt-interest dividend paid by the Fund will be included in adjusted current earnings, a corporate shareholder may be required to pay alternative minimum tax on exempt-interest dividends paid by the Fund.

Shareholders are advised to consult their tax advisers with respect to their liability for federal alternative minimum tax, and for advice concerning the loss of exclusion from gross income for exempt-interest dividends paid to a shareholder who would be treated as a "substantial user" or "related person" under Section 147(a) of the Internal Revenue Code with respect to property financed with the proceeds of an issue of private activity bonds held by the Fund.

     Ordinary Income Dividends. Distributions from income earned by the Fund from one or more of the following sources will be treated as ordinary income to the shareholder:

  certain taxable investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S. government, or its agencies and instrumentalities) or from bonds or other debt obligations;
  income from loans of portfolio securities;
  income or gains from options or futures;
  any net short-term capital gain; and
  any market discount accrual on tax-exempt bonds.

     Capital Gain Distributions. The Fund may either retain or distribute to shareholders its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Currently, the Fund intends to distribute these gains. Distributed net capital gain that is properly reported will be taxable to the Fund's shareholders as long-term capital gain. The amount of distributions reported as net capital gain will be reported to shareholders shortly after the end of each year. Such treatment will apply no matter how long the shareholder has held Fund shares and even if the gain was recognized by the Fund before the shareholder acquired Fund shares.

If the Fund elects to retain all or a portion of its net capital gain for a taxable year, the Fund will be subject to tax on such gain at the highest corporate tax rate. If the Fund so elects, each shareholder of record on the last day of such taxable year will be informed of his or her portion of both the gain and the tax paid, will be required to report the gain as long-term capital gain, will be able to claim the tax paid as a refundable credit, and will increase the basis of his or her shares by the amount of the capital gain reported minus the tax credit.

     3.8% Medicare Tax. For taxable years beginning after December 31, 2012, an additional 3.8% tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds a threshold amount.

Backup Withholding. The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gain distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report properly the receipt of interest or dividend income, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders after the end of each calendar year with a copy sent to the IRS. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder's federal income tax liability, provided the required information is timely provided to the IRS.

Tax Consequences of Share Redemptions. If all or a portion of a shareholder's investment in the Fund is redeemed, the shareholder will generally recognize a gain or loss on the redeemed shares equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. In general, any gain or loss from the redemption of shares of the Fund will be considered capital gain or loss if the shares were held as a capital asset and will be long-term capital gain or loss if the shares were held for more than one year. Any capital loss arising from the redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares. There are limits on the deductibility of capital losses in any year.

All or a portion of any loss on redeemed shares may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption (including purchases through the reinvestment of dividends). In that case, the basis of the acquired shares will be adjusted to reflect the disallowed loss.  For shares acquired after December 22, 2010, losses realized by a shareholder on the redemption of Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares unless the Fund declares exempt-interest dividends daily in an amount equal to at least 90% of its net tax-exempt interest and pays such dividends at least monthly.  If a shareholder exercises the exchange privilege within 90 days after acquiring Fund shares, and no later than January 31 of the following calendar year, in certain circumstances, any loss that the shareholder recognizes on the exchange will be reduced, or any gain will be increased, to the extent that any sales charge paid on the exchanged shares reduces any charges the shareholder would have incurred on the purchase of the new shares in the absence of the exchange privilege. Such sales charge will be treated as an amount paid for the new shares.

Taxation of Foreign Shareholders. Under the Internal Revenue Code, taxation of a foreign shareholder depends primarily on whether the foreign shareholder's income from the Fund is effectively connected with the conduct of a U.S. trade or business. A "foreign shareholder" includes, but is not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership.

If a foreign shareholder fails to provide a properly completed and signed Certificate of Foreign Status, the Fund will be required to withhold U.S. tax on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares. Provided the Fund obtains a proper certification of foreign status, ordinary income dividends that are paid by the Fund to foreign shareholders and that are not "effectively connected income," will be subject to a U.S. withholding tax. The tax rate may be reduced if the foreign person's country of residence has an income tax treaty with the United States allowing for a reduced tax rate on ordinary income dividends paid by the Fund. If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign shareholder may claim an exemption from the U.S. withholding tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status. Any tax withheld by the Fund is remitted to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in the early part of each year with a copy sent to the IRS. Capital gain dividends are not subject to U.S. withholding tax unless the recipient is a nonresident alien who is present in the United States for 183 days or more during the taxable year in which the dividends are received. A foreign individual who is present in the United States for 183 days or more generally loses his or her status as a nonresident alien.

For taxable years of the Fund beginning before 2014, properly reported dividends will generally be exempt from U.S. federal withholding tax on foreign persons provided such dividends (i) are derived from the Fund's "qualified net interest income" (generally, the Fund's U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is a 10% or greater shareholder, reduced by expenses that are allocable to such income) or (ii) are derived from the Fund's "qualified short-term capital gains" (generally, the excess of the Fund's net short-term capital gain over the Fund's net long-term capital loss for such taxable year). In order to qualify for this exemption from withholding, a shareholder that is a foreign person must comply with applicable certification requirements relating to its non-U.S. status. However, depending on its circumstances, the Fund may report some, all, or none of its potentially eligible dividends as interest-related dividends or as short-term capital gain dividends, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding on foreign persons. In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports the payment as qualified net interest income or qualified short-term capital gain. Shareholders that are foreign persons should contact their intermediaries with respect to the application of these rules to their accounts.

The tax consequences to foreign persons entitled to claim the benefits of an applicable income tax treaty may be different from those described in this SAI. Foreign shareholders are urged to consult their tax advisers with respect to the particular tax consequences of an investment in the Fund, including the applicability of the U.S. withholding taxes described above and the possible applicability of U.S. estate tax.

Under legislation known as "FATCA" (the Foreign Account Tax Compliance Act), ordinary dividends the Fund pays after June 30, 2014, and the gross proceeds of share redemptions and certain capital gains dividends it pays after December 31, 2016, to "foreign financial institutions" and certain other foreign entities will be subject to U.S. withholding tax at a rate of 30% unless various certification, information reporting, due diligence and other applicable requirements (different from, and in addition to, those described above) are satisfied. In general, no such withholding will occur with respect to a U.S. person or non-U.S. individual that timely provides the Fund with a valid IRS Form W-9 or W-8, respectively. Payments that are taken into account as effectively connected income are not subject to these withholding rules. Foreign shareholders should consult their own tax advisors as to the applicability and consequences of this new legislation to them.

Additional information reporting requirements apply to individuals that hold any interest in a "specified foreign financial asset" if the aggregate value of all such assets held by such individual exceeds $50,000. Significant penalties can apply upon a failure to make the required disclosure and in respect to understatements of tax attributable to undisclosed foreign financial assets. The scope of this reporting requirement is not entirely clear and all shareholders should consult their own tax advisors as to whether reporting may be required in respect of their indirect interests in the Fund's investments.

Tax Shelter and Other Reporting Requirements. If a shareholder realizes a loss on the disposition of Fund shares of at least $2 million in any single taxable year or $4 million in any combination of taxable years (for an individual shareholder); or at least $10 million in any single taxable year or $20 million in any combination of taxable years (for a corporate shareholder), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Shareholders should consult their tax advisers to determine the applicability of this requirement in light of their individual circumstances. Some states may similarly require such transactions to be reported separately with the appropriate state taxing authorities.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Sub-Adviser that acts as the Fund's Distributor. The Distributor also distributes shares of the other Oppenheimer funds.

The Transfer Agent. OFI Global Asset Management, Inc. is the Fund's Transfer Agent. It serves as the Transfer Agent for a fee based on annual net assets. Shareholder Services, Inc., an affiliate of the Transfer Agent, doing business as OppenheimerFunds Services, is the Fund's Sub-Transfer Agent. OppenheimerFunds Services is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to OppenheimerFunds Services at the address and toll-free numbers shown on the back cover.

The Custodian. Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $250,000 are not protected by the Federal Deposit Insurance Corporation ("FDIC").

Independent Registered Public Accounting Firm.   KPMG LLP serves as the independent registered public accounting firm for the Fund. KPMG LLP audits the Fund's financial statements and performs other related audit and tax services.  KPMG LLP also acts as the independent registered public accounting firm for the Manager, the Sub-Adviser and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the Audit Committee.

Appendix A

OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares of the Oppenheimer funds or the contingent deferred sales charge ("CDSC") that may apply to Class A, Class B, Class C or Class N shares may be waived. That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors. Not all Oppenheimer funds have all of the share classes described and not all waivers apply to all Oppenheimer funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:

  plans created or qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
  non-qualified deferred compensation plans,
  "Grouped Plans," as defined in the section "Class N Share Availability" in this SAI,
  403(b)(7) custodial plan accounts, and
   Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, OFI Global Asset Management, Inc., and/or OppenheimerFunds, Inc. (OFI Global Asset Management, Inc. and OppenheimerFunds, Inc. are together referred to in this appendix as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies).  Class A shares acquired by conversion from another share class are not considered a "purchase" for any purpose.

There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A CDSC if redeemed within 18 months (24 months in the case of shares of Oppenheimer Rochester National Municipals and Rochester Fund Municipals shares purchased prior to 10/22/07), as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A CDSC, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales Charge."1 This waiver provision applies to:

  Purchases of Class A shares aggregating $1 million or more ($250,000 or more for certain Funds).
  Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
  Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
  through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
  Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
  The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable Investments"). The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
  The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
  The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date of the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

II. Waivers of Class A Sales Charges of Oppenheimer Funds

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases):

  The Manager or its affiliates.
  Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents in law, brothers and sisters, sons  and daughters in law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
  Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
  Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
  Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
  Dealers, brokers, banks or registered investment advisers that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
  Investment advisers and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
  "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
  Clients of investment advisers or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements. Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
  Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
  Accounts for which Oppenheimer Capital (or its successor) is the investment adviser (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
  An account that is currently purchasing shares acquired by reinvestment of dividends from a unit investment trust that previously had an arrangement with the Distributor.
  Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
  Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
  Effective October 1, 2005, taxable accounts established with the proceeds of Required Minimum Distributions from Retirement Plans.
  Purchases of Class A shares by former shareholders of Atlas Strategic Income Fund in any Oppenheimer fund into which shareholders of Oppenheimer Global Strategic Income Fund may exchange.
  Purchases of Class A shares by former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan in any Oppenheimer fund into which shareholders of Oppenheimer Equity Fund may exchange.
  Purchases of Class A shares within retirement plans that were converted to Class A shares on July 1, 2011.

B. Waivers of the Class A Initial and Contingent Deferred Sales Charges in Certain Transactions.

      1. Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

  Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
  Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
  Shares purchased by certain Retirement Plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by recordkeepers.
  Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
  Shares purchased in amounts of less than $5.

      2. Class A shares issued and purchased in the following transactions are not subject to sales charges (a dealer concession at the annual rate of 0.25% is paid by the Distributor on purchases made within the first 6 months of plan establishment):

  Retirement Plans that have $5 million or more in plan assets.
  Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A CDSC is also waived if shares that would otherwise be subject to the CDSC are redeemed in the following cases:

  To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
  Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
  For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
  To return excess contributions.
  To return contributions made due to a mistake of fact.
  Hardship withdrawals, as defined in the plan.2
  Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
  To meet the minimum distribution requirements of the Internal Revenue Code.
  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
  For loans to participants or beneficiaries.
  Separation from service.3
  Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.
  Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
  For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
  For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
  For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
  At the sole discretion of the Distributor, the CDSC may be waived for redemptions of shares requested by the shareholder of record within 60 days following the termination by the Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.

III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds

The Class B, Class C and Class N CDSCs will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below. Class C or Class N shares acquired by conversion from another share class are not considered a "purchase" for any purpose.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N CDSCs will be waived for redemptions of shares in the following cases:

  Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable Prospectus.
  Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
  The CDSCs are generally not waived following the death or disability of a grantor or trustee for a trust account. The CDSCs will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability (as defined in the Internal Revenue Code).
  Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
  At the sole discretion of the Distributor, the CDSC may be waived for redemptions of shares requested by the shareholder of record within 60 days following the termination by the Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.
  Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
  Redemptions by OppenheimerFunds Single K plans of Class B shares purchased after June 30, 2008.
  Redemptions of Class C shares of an Oppenheimer fund, requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.
  Distributions4 from Retirement Plans or other employee benefit plans for any of the following purposes:
  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
  To return excess contributions made to a participant's account.
  To return contributions made due to a mistake of fact.
  To make hardship withdrawals, as defined in the plan.2
  To make distributions required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
  To meet the minimum distribution requirements of the Internal Revenue Code.
  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
  For loans to participants or beneficiaries.5
  On account of the participant's separation from service.6
  Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
  Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
  For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59½, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
  For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
  Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The CDSC is also waived on Class B, Class C and Class N shares sold or issued in the following cases:

  Shares sold to the Manager or its affiliates.
  Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
  Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
  Shares issued in plans of reorganization to which the Fund is a party.

Footnotes to Appendix A:

1. However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
2. This provision does not apply to IRAs.
3. This provision only applies to qualified retirement plans and 403(b)(7) custodial plans after your separation from service in or after the year you reached age 55.
4. The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
5. This provision does not apply to loans from 403(b)(7) custodial plans or from OppenheimerFunds Single K plans.
6. This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

Appendix B

Special Investment Considerations of State Municipal Securities. As explained in each Fund's Prospectus, the Funds' investments are highly sensitive to the fiscal stability of the states in which they principally invest, including the states' subdivisions, agencies, instrumentalities or authorities that issue municipal securities contained in the Funds' portfolios. The following information represents a summary of the risks associated with the concentration of a Fund's investments in a state's municipal securities. This information is intended to supplement the information contained in each Fund's Prospectus, and does not purport to be a complete analysis of every risk factor that may affect the obligations of these issuers.

The following information is based on publicly available reports prepared by officials of each state's government or their designees. The information may also be based on official statements and other offering documents relating to securities issued by or on behalf of a state, its agencies, instrumentalities and political subdivisions, as available on the date of this Statement of Additional Information. Although this information is generally compiled from state resources, the Funds do not make any representation as to the accuracy of the information contained herein. The Funds have not independently verified this information and the Funds do not have any obligation to update this information throughout the year.

In addition, this information is subject to change rapidly, substantially and without notice. Such changes may negatively impact the fiscal condition of the states in which the Funds invest, which could harm the performance of the Funds. Accordingly, inclusion of the information herein shall not create an implication that there has not been any change in the affairs of the relevant states since the date of this Statement of Additional Information. More information about state specific risks may be available from official state resources.

The state bond ratings provided below are current as of the date specified. Unless stated otherwise, the ratings indicated are for obligations of the state. A state's political subdivisions may have different ratings that are unrelated to the ratings assigned to the state obligations. Investors should note that the creditworthiness of obligations issued by a state's local municipal issuers may be unrelated to the creditworthiness of obligations issued by the state itself, and that there may be no obligation on the part of the state to make payment on such local obligations in the event of the default.

Arizona

Introduction. With a population of 6.6 million, the State of Arizona ("State") is the fifteenth most populous state in the United States. Although its economy is diverse, it has major components in the health services sector, professional and business services sectors and the tourism sector. As these sectors represent a significant share of employment in the State, economic problems or factors that adversely impact these sectors may have a negative effect on the value of the State's municipal securities, which may reduce the performance of a fund.

During the recent recession, Arizona experienced a significant economic downturn. While some signs of improvement have appeared, this recovery may be slow as the State continues to face significant fiscal challenges including a high unemployment rate, substantial unfunded liabilities in the State's public retirement systems, and the potentially harmful impact that mandatory reductions in federal spending may have on the State's economy and finances. Furthermore, the economic outlook in the rest of the country remains uncertain. Another economic downturn could significantly impact the State's finances and, therefore, its municipal securities. Moreover, the level of public debt in the State may affect long-term growth prospects and could cause some municipalities to experience financial hardship. As a result of these and other factors, Arizona has faced slowed growth and reduced tax revenues in recent years.

There can be no assurances that the State will not continue to face fiscal stress or that such circumstances will not become more difficult in the future. Furthermore, there can be no guarantee that the current economic situation and the lingering effects from the recession or recent federal actions, such as the expiration of the federal payroll tax holiday, increases in taxes on certain high-income individuals, and mandatory cuts to federal spending known as "sequestration," will not have a materially adverse impact on the State's financial condition. Any deterioration in the State's financial condition may have a negative effect on the value of the securities issued by the State and its municipalities, which could reduce the performance of a fund.

Economic Climate. According to the U.S. Department of Commerce, residents of Arizona received approximately $236 billion in estimated personal income in 2012. As a result, residents of Arizona had a per capita income of $35,979, which is below the national average of $42,693 during that period.

Arizona's civilian labor force consists of approximately 3.0 million individuals. As of April 2013, Arizona had an unemployment rate of 7.9%, which was down from a high of 10.8% in January of 2010. Arizona's unemployment rate was higher than the national average of 7.5% in April 2013.

Arizona's economy is still suffering from the effects of the recent recession, but some indicators are positive. Between May 2012 and May 2013, the construction sector added 13,000 jobs (an increase of 11.4% from the prior year), the leisure and hospitality sector added 9,900 jobs (a 3.7% increase), the professional and business services sector added 8,900 jobs (a 2.5% increase), the financial activities sector added 6,900 jobs (a 3.9% increase), and the educational and health services sector added 5,700 jobs (a 1.6% increase). In contrast, manufacturing increased by only 800 jobs (a 0.5% increase) and state and local government added only 700 new jobs (a 0.2% increase).

The overall employment situation in Arizona is expected to improve slowly over the next two years. Recent forecasts project that Arizona will add 46,500 jobs in 2013 and 51,800 jobs in 2014, which represents an increase of 1.9% and 2.1%, respectively. Although the overall employment situation in Arizona is expected to improve, the State's economic fundamentals continue to be dampened by the lingering effects of the recession and recent federal actions, such as the expiration of the federal payroll tax holiday, increases in taxes on certain high-income individuals, and mandatory cuts to federal spending known as "sequestration." These actions will likely further delay Arizona's return to more normal rates of employment growth in the near-term.

As with the State's employment rate, personal income is projected to continue its slow rise from post-recession lows. Aggregate personal income growth in Arizona displayed signs of accelerating in 2012. For example, between the first quarter of 2012 and 2013, Arizona's total personal income grew by 2.5%. Recent forecasts project that the State will experience accelerated growth of 5% to 6% in 2013.

Between 2009 and 2011, the State experienced its slowest growth in new arrivals from other states in Arizona's recorded history. Recent data suggests that net in-migration is not recovering at the levels necessary to return demographic growth to more normal levels. However, as the economies of both Arizona and the United States continue to improve in the coming years, it is likely that in-migration rates will improve, and that the State will see significant growth in its retiree populations.

On March 1, 2013, as required by the Budget Control Act of 2011 ("BCA"), the President of the United States signed an executive order reducing the budgeting authority in accounts subject to sequestration under the BCA. As a result, $1.2 trillion of automatic cuts to federal spending in designated agencies and programs will occur between FY2013 and FY2021. In recent years, Arizona has depended on an annual injection of approximately $65 billion from the federal government. Of this total, some $13 billion in direct procurement is injected into Arizona's defense industry each year. Accordingly, substantial reductions in federal spending will likely have a negative impact on Arizona's economy in general, and the manufacturing sector in particular. Given the uncertainty surrounding these federal spending cuts, the ultimate impact on the State's tax revenues is not known at this time. However, these cuts may result in increased fiscal stress in the State, which could negatively affect the value of Arizona's municipal securities.

Budget. Arizona has a long evolving structural deficit that resulted in a severe misalignment of revenues and expenditures during the recent recession. State revenue decreased by 4.6% in FY2008 and continued to drop by 18.2% in FY2009 and 10.3% in FY2010. In FY2010, corporate income tax collections were almost 60% below their peak levels in FY2007.

The structural shortfall resulting from this rapid and severe decrease in revenues was further exacerbated by several costly, but unfunded, measures enacted by the State. These measures included a property tax reform that gradually reduced the local property tax and shifted school funding obligations to the State's General Fund, as well as the passage of Proposition 204 in 2000, which expanded Medicaid eligibility and enrollment, further increasing the pressure on State finances.

These budgetary problems were also compounded by rapid growth in the State's population during this period. In recent years, Arizona has consistently been one of the country's fastest growing states. While that growth has increased State revenues, it has also increased the demand for a variety of State services, including education and health care.

Two voter-approved initiatives have limited the ability of State government to address these budgetary problems. Proposition 108, enacted in 1992, makes it more difficult for the State Legislature to raise taxes or fees, by requiring a two-thirds vote of each house of the State Legislature for any act that results in a net increase in State revenues. In addition, Proposition 105, enacted in 1998, limits the State Legislature's ability to change the provisions of voter-approved programs and forces the State to continue spending for those same programs without any consideration of budget problems. As a result of these and other factors, the State faced budget deficits of $2.99 billion in FY2009 and $3.4 billion in FY2010.

Recently, the Governor and the State Legislature took various actions to address these structural budget shortfalls. The Initial 2011 Budget Act ("FY2011 Budget"), signed in March 2010, reduced State agency budgets, imposed new debt management strategies and placed several initiatives before the voters to help close the recurring budget deficit. Of the $13.9 billion in solutions contained within these measures, $3.8 billion (27%) were permanent solutions; $9.3 billion (67%) were one-time solutions; and $800 million (6%) were income from a temporary one cent sales tax approved by voters in May 2010. Cost control measures resulted in a reduction of the State's General Fund budget from $10.6 billion in FY2009 to $8.4 billion in FY2011. As a result of these changes and improvements in the State economy, the General Fund ended FY2012 with a $396.96 million balance. Sustained economic growth combined with additional revenues from a temporary one cent sales tax on certain transactions in Arizona are projected to help the General Fund end FY2013 with a balance of over $740.18 million, an increase of $343.2 million (86.5%) from FY2012.

In January 2013, the Governor presented her proposed budget for FY2014 and FY2015 ("Proposed Budget"). The Proposed Budget projected revenue of $8.5 billion and $8.9 billion for FY2014 and FY2015, respectively. Revenue is expected to decrease by 6.1% in FY2014 compared to FY2013 ($9.0 billion), but increase in FY2015 by 4.4%. The Proposed Budget projects total expenditures of $8.9 billion in FY2014 (up 2.2%) and $9.1 billion in FY2015 (up 1.7%). As such, the Proposed Budget would leave the State with budget shortfalls of $412 million in FY2014 and $191 million in FY2015. These shortfalls can largely be attributed to the loss of revenues resulting from the expiration of the temporary one cent sales tax at the end of FY2013. The Proposed Budget projects that the State will recover from these shortfalls by FY2016.

Over 90% of General Fund revenues are generated by three taxes - sales and use tax, individual income tax, and corporate income tax. Sales tax revenue and individual income tax revenue are both projected to increase in FY2013, FY2014, and FY2015. Sales tax revenue is forecasted to increase by 5.4% in FY2014 and 5.4% in FY2015, while individual income tax revenue is projected to increase by 7.4% in FY2014 and 8% in FY2015. However, the Proposed Budget forecasts corporate income tax revenue to remain substantially below pre-recession levels due to previously enacted tax law changes.

The Proposed Budget projects that spending will be greater than revenue in FY2014 and FY2015. The three main drivers of General Fund spending are education, health, and prisons, which represent 87% of the General Fund budget. Increased spending in education and economic services increased the State's expenditures by $191 million in FY2014 and $151 million in FY2015. These increases are distributed among a variety of programs that target school safety, purchasing resources, and performance funding for universities, among others. Spending increases are also attributable to the State's distribution to Urban Revenue Sharing, which provides funds to cities and towns in the State on the basis of net proceeds of the state income taxes for the fiscal year two years preceding the current fiscal year, which is expected to increase incrementally by over $170 million between FY2012 and FY2015, and debt service costs, which will increase spending by $40 million in FY2014 and FY2015. The only agency with a smaller budget in FY2014 than in FY2013 is the Arizona Health Care Cost Containment System, which would have its appropriations reduced by $86 million, primarily because of increases in federal funding received through the Patient Protection and Affordable Care Act ("ACA").

These projections assume that the State does not enact any new permanent spending or tax reduction initiatives. They also assume that the State Legislature will continue to suspend over $670 million in statutory funding formulas annually. If funded, these formulas would eliminate any short-term balances, increase the deficits projected for FY2014 and FY2015, and create a long-term structural budgetary shortfall.

Spending in FY2014 and FY2015 could also be influenced by changes in Arizona's Medicaid program. The ACA makes numerous changes to the national healthcare system, with an overarching goal of expanding health insurance coverage throughout the country. Even though Arizona had joined 25 other states in a lawsuit questioning the constitutionality of the ACA, the State decided to accept federal funds as part of the ACA's expansion of the federal Medicaid program. Since the passage of Proposition 204 in 2000, Arizona's Medicaid eligible population has increased by an average of 9.9% annually. Increased federal funds from the ACA are expected to lead to net savings for the State of $62 million, $136 million, and $155 million in FY2014, FY2015, and FY2016, respectively. The additional federal funds would also allow the State to provide health insurance for an additional 240,000 Arizonans and continue insuring the remaining 50,000 childless adults, with a State match of just over $150 million.

A potential risk for the State's budget arises from the significant underfunding of the State's retirement systems. The State participates in four public retirement systems including the Elected Officials Retirement Plan (EORP), the Public Safety Personnel Retirement System (PSPRS), the Corrections Officer Retirement System (CORP), and the Arizona State Retirement System (ASRS), which provide retirement benefits for over 580,000 individuals. All four plans are defined benefit plans and are funded by a combination of contributions from employees, employers (taxpayers) and investment gains. As of June 30, 2012, the State's four retirement systems had combined unfunded liabilities ranging from $18.4 billion to $39.6 billion, depending on the valuation methods used.

On June 17, 2013, the Governor signed into law the State's budget for FY2014-15 ("Enacted Budget"). The Enacted Budget largely follows the appropriations contained in the Proposed Budget. The Enacted Budget lowers expenditures by approximately $40 million in FY2013, and approximately $100 million annually in FY2014 and FY2015. Despite lower expenditures, however, lower revenue estimates have resulted in projected ending balances that are approximately $28 million lower in FY2013, $9 million lower in FY2014, and $26 million lower in FY2015 than estimated in the Proposed Budget.

Debt. The Arizona Constitution limits debt backed by General Fund revenue to $350,000. Therefore, most bonds are secured by lottery revenue, highway user fees and university tuition. Total FY2012 outstanding bond, lease-purchase and payments deferral balances were $9.9 billion. Excluding the $1.19 billion of outstanding payment deferrals, the State's outstanding balance was $8.71 billion in FY2012. The General Fund share of this balance was $3.55 billion. To service this outstanding debt, the General Fund made $302 million in debt services payments in FY2012.

Litigation. The State, its officials and employees are named as defendants in legal proceedings that occur in the normal course of governmental operations. Some of these proceedings involve claims for substantial amounts, which if decided against the State might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the ultimate outcome of such proceedings, estimate the potential impact on the ability of the State to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on a fund's investments.

Credit Rating. As of July 3, 2013, Arizona was assigned an issuer credit rating of Aa3 by Moody's Investors Service, Inc., AA- by Standard & Poor's Rating Services and AA by Fitch, Inc. These ratings reflect only the views of the respective rating agency, an explanation of which may be obtained from each such rating agency. There is no assurance that these ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by the rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the securities issued by the State, its municipalities, and their political subdivisions, instrumentalities, and authorities.

Maryland

Introduction. With a population of approximately 5.9 million, the State of Maryland ("State") is the nineteenth most populous state in the country. Employment is based largely in the trade, transportation and utilities sectors, the education and health services sectors and the professional and business services sectors. In addition, government agencies at the federal, state and local levels employ a significant portion of Maryland's population. As these sectors represent a significant share of employment in the State, economic problems or factors that adversely impact these sectors may have a negative effect on the value of the State's municipal securities, which may reduce the performance of a fund.

During the recent recession, Maryland experienced a significant economic downturn. While some signs of improvement have appeared, this recovery may be slow as the State continues to face significant fiscal challenges including substantial unfunded liabilities in the State's pension and retirement systems and the potentially harmful impact that mandatory reductions in federal spending may have on the State. Furthermore, the economic outlook in the rest of the country remains uncertain. Another economic downturn could significantly impact the State's finances and, therefore, its municipal securities. Moreover, the level of public debt in the State may affect long-term growth prospects and could cause some municipalities to experience financial hardship. As a result of these and other factors, the State has faced fiscal stress in recent years.

There can be no assurances that the State will not continue to face fiscal stress or that such circumstances will not become more difficult in the future. Furthermore, there can be no guarantee that the current economic situation and the lingering effects from the recession or recent federal actions, such as the expiration of the federal payroll tax holiday, increases in taxes on certain high-income individuals, and mandatory cuts to federal spending known as "sequestration," will not have a materially adverse impact on the State's financial condition. Any deterioration in the State's financial condition may have a negative effect on the value of the securities issued by the State and its municipalities, which could reduce the performance of a fund.

Economic Climate. According to the U.S. Department of Commerce, residents of Maryland received approximately $306 billion in estimated personal income in 2012. As a result, residents of Maryland had a per capita income of $51,971, which compared favorably to the national average of $42,693 during that period.

Maryland's civilian labor force consists of approximately 3.1 million individuals. As of April 2013, Maryland had an unemployment rate of approximately 6.5%, which is down from a high of 8.0% in March 2010. Maryland's unemployment rate was below the national average of 7.5% in April 2013.

Maryland's economy fared better than most states during the recent recession. Although the State's construction and finance industries sustained significant job losses during the recession, government employment continued to bolster the State's economy. As a result, Maryland's total employment rate fell by only 5.4% during the recession, which compared favorably to the national average of 6.3% during that time.

Similarly, Maryland's recovery from the recent recession has generally outperformed many national averages. Between 2007 and 2012, total personal income in Maryland has grown 2.9% annually, compared to a national growth rate of 2.4%. Through March 2013, Maryland had regained 95.3% of the jobs it lost during the recession, compared to only 68.6% for the nation as a whole. Likewise, the State's gross domestic product grew by 3.1% in 2012, which outpaced the national growth rate of only 2.3% during that year. These growth trends are expected to continue as recent forecasts project that total state employment will grow by roughly 1.0%-1.5% over the next several years, with wages growing at an annual rate of 3.5%-5.0%.

Although it is currently expected that Maryland will experience conservative economic growth over the next several years, the State faces significant uncertainties that may harm the State's recovery. Perhaps most important among these potential challenges is the impact that federal budget cuts may have on the State. On March 1, 2013, as required by the Budget Control Act of 2011 ("BCA"), the President of the United States signed an executive order reducing the budgeting authority in accounts subject to sequestration under the BCA. As a result, $1.2 trillion of automatic cuts to federal spending in designated agencies and programs will occur between FY2013 and FY2021.

Due to its proximity to Washington, DC, and the State's dependence on federal government employment, it is possible that these mandatory cuts in federal spending may have a disproportionate impact on the State. Federal spending in the State is equivalent to approximately one-third of the State's economy and direct federal employment accounts for approximately 5.9% of the State's jobs. In addition, many of the State's businesses rely on contractual outlays from the federal government. Recent estimates project job losses ranging from 60,000 to more than 100,000 in the coming years. Such job losses would likely have a negative effect on personal income, consumer spending and income tax revenues in the State. Given the uncertainty surrounding these spending cuts, the ultimate impact on State tax revenues is not known at this time. However, these cuts may result in increased fiscal stress in State, which could negatively affect the value of Maryland's municipal securities.

Budget. On January 16, 2013, the Governor presented his proposed budget for FY2014 ("Proposed Budget"). The Proposed Budget calls for $16.0 billion in General Fund appropriations. The Governor's proposal assumed General Fund revenues of $15.4 billion in FY2014. Making up the majority of the Governor's proposed appropriations are $6.3 billion in disbursements to localities (up 3.5% from FY2013) and $5.2 billion in support for public health services, of which $2.7 billion would help fund the State's Medicaid program. Moreover, the Proposed Budget would allocate $1.6 billion in total fund contributions to the Maryland State Retirement and Pension System (an increase of approximately 23% from FY2013), as well as $101 million in general funds and $870 million in special funds to service the State's outstanding debt obligations.

On March 7, 2013, the Board of Revenue Estimates released revised revenue forecasts projecting total General Fund revenues of $15.312 billion in FY2014, which represents a 2.4% increase from estimated revenues in FY2013. The revised forecast projects individual income taxes will provide $7.961 billion of the General Fund's total revenues, while sales and use taxes would provide $4.223 billion in General Fund revenues for the fiscal year. The revised forecast also projects corporate income tax revenues of $844 million, state lottery revenues of $528 million and tobacco tax revenues of $418 million in FY2014.

On April 5, 2013, the General Assembly enacted the General Fund budget for FY2014 ("FY2014 Budget"). The FY2014 Budget includes $15.675 billion in appropriations, which is an increase of approximately 6.3% from the FY2013 Budget. The budget appropriated approximately $6.323 billion for aid to the State's local governments and $3.907 billion for the State's public health services, of which the State's Medicaid program would receive approximately $2.335 billion. The FY2014 Budget provided $1.5 billion in contributions to the Maryland State Retirement and Pension System. In addition, the FY2014 Budget provided $83 million in general funds and $887.7 million in special funds to pay the State's debt service costs for the year. Appropriations also included $40 million for capital projects, $73 million for a State employee cost of living adjustment, and $55 million for the State Reserve Fund. The General Fund balance on a budgetary basis is estimated to be $293.9 million as of June 30, 2014.

As part of the FY2014 Budget, the General Assembly enacted the Budget Reconciliation and Financing Act of 2013 (the "2013 Budget Act"), which authorizes funding changes regarding increased General Fund revenues and decreased General Fund appropriations. As part of the 2013 Budget Act, $411 million in transfer tax revenues will be redirected between FY2014 and FY2018, including $89 million in FY2014. The 2013 Budget Act also repeals the requirement that the State repay $350 million to the Local Income Tax Reserve Account, including a scheduled repayment of $50 million in FY2014, and defers a $50 million repayment to land preservation programs from FY2014 until at least FY2016. The 2013 Budget Act also permits $87 million to be used to mitigate the impact of federal sequestration.

As evidenced by the substantial governmental outlays in recent years, underfunded retirement and pension plans continue to add spending pressure to the State's budget. The Maryland State Retirement and Pension System ("System") is made up of two cost-sharing employer pools (the "State Pool" and the "Municipal Pool"). The State Pool consists of State agencies, boards of education, community colleges and libraries. The Municipal Pool consists of the participating governmental units that elect to join the System. The State Pool comprises five distinct systems or plans: the Teachers' Retirement and Pension System, the Employees' Retirement and Pension System, the State Police Retirement System, the Judges' Retirement System, and the Law Enforcement Officers' Pension System. As of June 30, 2012, membership in the System consisted of 167,512 active members, 44,625 vested former members, and 117,567 retirees and beneficiaries. Together, the Teachers' and Employees' Pension Systems account for 98.2% of membership in the State Pool. As of June 30, 2012, the System had an unfunded actuarial accrued liability of $19.62 billion.

In an attempt to address this substantial unfunded liability, Maryland enacted significant pension reforms in 2011. These pension reforms increased employee contributions from 5% to 7% of annual earnable compensation, decreased future annual cost of living adjustments from a 3% cap to a 2.5% cap and linked the cap to the System's achievement of annual return on investments, among other initiatives. After enactment of these reforms, the System's actuary projected that the State Pool portion of the System would reach approximately 80.0% funding by FY2023, three years faster than pre-reform projections, and would reach full funding in FY2031. These projections were based on the System achieving its assumed investment return of 7.75%. Each year's investment returns will affect the actuary's projections of future funding status.

Debt. The State issues general obligation bonds for capital improvements and for various State-sponsored projects. In addition, the Maryland Department of Transportation issues for transportation purposes its limited, special obligation bonds payable primarily from specific, fixed-rate excise taxes and other revenues related mainly to highway use. Likewise, other agencies and instrumentalities of the State are authorized to issue bonds backed by specific revenues. There is no general debt limit imposed by the State Constitution or public general laws. Although the State has the authority to make short-term borrowings in anticipation of taxes and other receipts up to a maximum of $100.0 million, the State has not issued short-term tax anticipation notes or made any other similar short-term borrowings for cash flow purposes recently. As of June 30, 2012, the State had outstanding bonds totaling $15.5 billion. Of this amount, $7.5 billion were general obligation bonds backed by the full faith and credit of the State. The remaining $8.0 billion were secured solely by the specified revenue sources associated with the bond issues. The total increase in bonded debt in FY2012 was $431 million.

Litigation. The State, its officials and employees are named as defendants in legal proceedings that occur in the normal course of governmental operations. Some of these proceedings involve claims for substantial amounts. It is not possible at the present time to estimate the ultimate outcome or liability, if any, of the State with respect to these lawsuits. Generally, any ultimate liability resulting from these suits is not expected to have a material adverse affect on the financial condition of the State. However, an adverse judgment in the case summarized below may have a material impact on Maryland's fiscal condition.
The State is the defendant in a class action proceeding in the Circuit Court for Anne Arundel County challenging the 2007 enactment by the General Assembly of certain statewide ground rent reforms. Plaintiffs allege an unconstitutional regulatory taking of property without just compensation in violation of the constitutions of both the United States and Maryland. The plaintiffs seek damages in excess of $100 million. In a recent case challenging the constitutionality of the ground rent reforms, the Maryland Court of Appeals held that certain provisions of the ground rent reforms were unconstitutional as impermissible takings. As a result, the Circuit Court for Anne Arundel County concluded that the statutes at issue are unconstitutional and granted summary judgment to the plaintiffs.

The State has appealed the decision of the Circuit Court and the Maryland Court of Appeals is expected to hear arguments in the appeal in late 2013. Success in the appeal is uncertain, and an unfavorable outcome for the State is a distinct possibility. If the Circuit Court decision is upheld on appeal, it would not involve a material impact on the State's finances because the relief granted would be limited to striking down the statute. That decision could expose the State to lawsuits brought by ground rent owners alleging a temporary taking of their ground rent property during the period the challenged statutory provisions were in place, which could result in the State having to pay compensation of approximately $20 million or more.

In the alternative, if the appeal is successful, plaintiffs would likely attempt to re-file their federal law claims and seek compensation for the full value of the approximately 116,000 ground rents they claim were "taken." Although the State's position is somewhat stronger with respect to the federal law claims, the total exposure to the State is potentially much greater (in excess of $100 million) and thus could potentially have a material impact on the State's finances. Any adverse judgment would likely be the subject of appeals and/or curative legislation, both of which could reduce any material financial impact on State finances. The payment of any final judgment after exhaustion of appeals would be subject to the approval of the Board of Public Works from money appropriated for that purpose in the State budget. Consequently, the FY2014 budget will not be adversely affected, and the payment of any final judgments would impact a future fiscal year budget to the extent monies are appropriated in that fiscal year to pay such final judgments.

Credit rating. As of July 3, 2013, Maryland's general obligation debt was assigned a rating of Aaa by Moody's Investors Service, Inc. and AAA by both Standard & Poor's Rating Services and Fitch, Inc. These ratings reflect only the views of the respective rating agency, an explanation of which may be obtained from each such rating agency. There is no assurance that these ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by the rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the securities issued by the State, its municipalities, and their political subdivisions, instrumentalities, and authorities.

Massachusetts

Introduction. With a population of over 6.6 million, the Commonwealth of Massachusetts ("Commonwealth") is the fourteenth most populous state in the country. Although its economy is diverse, it has major components in the health care and social assistance sectors, the professional and technical services sectors, the educational services sector and the finance and insurance sectors. Combined, these sectors employ approximately 40% of the Commonwealth's workers and pay approximately 49% of its wages. As these sectors represent the largest share of employment in the Commonwealth, economic problems or factors that adversely impact these sectors may have a negative effect on the value of the Commonwealth's municipal securities, which may reduce the performance of a fund.

During the recent recession, Massachusetts experienced a significant economic downturn. While some signs of improvement have appeared, recovery, if any, may be slow as the Commonwealth continues to face significant fiscal challenges including substantial expenditures on health care, sizeable debt servicing obligations and the potentially harmful impact that mandatory reductions in federal spending may have on the Commonwealth. Furthermore, the economic outlook in the rest of the country remains uncertain. Another economic downturn could significantly impact the Commonwealth's finances and, therefore, its municipal securities. Moreover, the level of public debt in the Commonwealth may affect long-term growth prospects and could cause some municipalities to experience financial hardship. As a result of these and other factors, the Commonwealth has faced fiscal stress in recent years.

There can be no assurances that the Commonwealth will not continue to face fiscal stress or that such circumstances will not become more difficult in the future. Furthermore, there can be no guarantee that the current economic situation and the lingering effects from the recession or recent federal actions, such as the expiration of the federal payroll tax holiday, increases in taxes on certain high-income individuals, and mandatory cuts to federal spending known as "sequestration," will not have a materially adverse impact on the Commonwealth's financial condition. Any deterioration in the Commonwealth's financial condition may have a negative effect on the value of the securities issued by the Commonwealth and its municipalities, which could reduce the performance of a fund.

Economic Climate. According to the U.S. Department of Commerce, residents of Massachusetts received over $363 billion in estimated personal income in 2012. As a result, residents of Massachusetts had a per capita income of $54,687, which compared favorably to the national average of $42,693 during that period.

Massachusetts's civilian labor force consists of approximately 3.4 million individuals. As of April 2013, Massachusetts had an unemployment rate of approximately 6.4%, which was down from a high of 8.7% in March 2010. Massachusetts's unemployment rate was below the national average of 7.5% in April 2013.

Like many industrial states, Massachusetts has seen a steady decline in its manufacturing jobs base over the last two decades, not only as a share of total employment, but in the absolute number of jobs as well. Several service sectors, led by health care related services and education services, have grown to take the place of manufacturing in driving the Massachusetts economy. These sectors now account for more than half of total payroll employment, while financial activities, government and trade, transportation and utilities have remained relatively level or declined in share.

After a 0.6% increase in 2011, non-agricultural employment grew by 2.0% in 2012, which was 2.0% below the last peak in 2001. Meanwhile, the comparable growth rate for the nation was up 1.7% in 2012, which was 1.4% above its 2001 levels. The latest seasonally adjusted employment estimate for the Commonwealth (3.31 million for March 2013) is approximately 73,000 below the peak month in 2001 (3.38 million in February 2001) and approximately 7,300 below the last peak in April 2008 (3.30 million).

While the national and state economies continued to grow following the recession, this growth slowed down in 2012 and is expected to remain slow during 2013, with a mild improvement in 2014. As a result, employment in Massachusetts is expected to increase between 0.9 to 1.2% in FY2013 and 1.0 to 1.3% in FY2014. Although employment growth is projected to remain slow, personal income in the Commonwealth (excluding capital gains) is expected to grow by 3.9% for FY2013, with an additional growth of between 4.3% and 6.0% in FY2014. Massachusetts wages and salaries are also projected to increase by between 4.2% and 4.7% for FY2013, with an estimated increase between 4.2% and 6.8% in FY2014.

Budget. On July 8, 2012, the Governor approved the Commonwealth's budget for FY2013 ("FY2013 Budget"). The FY2013 Budget called for $32.5 billion in appropriations based on estimated tax revenues of $22.0 billion. The FY2013 Budget also assumed total federal transfers of $8.2 billion, which includes federal reimbursements for the federal government's share of programs such as Medicaid and block grants for certain other programs and activities. In October 2012, the Commonwealth's Executive Office of Administration and Finance ("Finance Office") noted that there were a number of risks to tax revenues meeting the budgeted estimate for FY2013, including slower-than-projected economic growth, a potential automatic reduction in the Commonwealth's income tax rate and the potential failure of the federal government to address the "fiscal cliff." In addition, the Finance Office announced the immediate implementation of spending and hiring controls, along with contingency planning measures in the event a downward revision of the FY2013 tax revenue estimate and corresponding budget reductions might become necessary.

In November 2012, the Finance Office advised the Governor of an estimated budgetary shortfall of revenues totaling $540 million for FY2013. The Finance Office revised the tax revenue estimate for FY2013 to $21.5 billion, a reduction of $515 million from the original FY2013 Budget. On December 4, 2012, the Governor filed legislation containing proposed solutions to the projected shortfall, including $225 million in spending reductions across executive branch agencies. The Governor's proposal also included the use of an additional $200 million from the Commonwealth's Stabilization Fund. The Governor approved supplement budget legislation in February 2013 that contained approximately $145 million supplemental appropriations and authorization to withdraw an additional $200 million from the Stabilization Fund. The legislation did not address the remaining $19.7 million in projected tax revenue shortfall for FY2013.

On January 14, 2013, a consensus tax revenue estimate of $22.33 billion for FY2014 was agreed upon by the Finance Office and the chairs of the House and Senate Committees on Ways and Means. This revenue estimate represents an increase of 3.9% from the revised FY2013 estimate of $21.5 billion. However, due to statutory requirements, certain portions of this estimated revenue must be dedicated to specific appropriations in FY2014. For example, $37 million would be required to be deposited into the Commonwealth's Stabilization Fund, while $1.63 billion would be directed to the Commonwealth's pension obligations. More than $799 million of these projected revenues would be allocated to the Massachusetts Bay Transportation Authority, with an additional $703 million dedicated to the Massachusetts School Building Authority. After taking into account these non-discretionary appropriations, the Commonwealth would be left with $19.1 billion in tax revenues to spend as part of its FY2014 budget. Furthermore, the parties estimated that the Commonwealth's gross state product would grow by 3.6% in FY2014, which is to be used by the Health Policy Commission to establish the Commonwealth's health care cost growth benchmark.

On January 23, 2013, the Governor proposed his budget for FY2014 ("Proposed Budget"). The $34.8 billion proposal represents an increase of $2.4 billion (6.9%) from the FY2013 Budget. The Proposed Budget relies heavily on expenditures made from one-time resources, such as a $400 million withdraw from the Commonwealth's Stabilization Fund. The Proposed Budget also contains a tax reform proposal that would raise $1.2 billion in revenue for FY 2014 to support investments in education, transportation and innovation.

Health care costs continue to be the largest driver of government spending. The Proposed Budget would allocate $12.3 billion to MassHealth, the Commonwealth's Medicaid program. This amount represents an increase of approximately $1.4 billion from FY2013, and accounts for nearly 35% of all appropriations in the Proposed Budget. The increase is largely the result of the expansion of eligible population due to the Patient Protection and Affordable Care Act that is set to take effect on January 1, 2014. In August 2012, the Governor signed legislation designed to improve the quality of health care and to reduce costs in the Commonwealth through increased transparency, efficiency and innovation. The legislation cost saving comes from moving providers and payers away from fee-for-service payments toward alternative payment structures. The Proposed Budget supports these initiatives by including additional funding for MassHealth rate increases for hospitals that demonstrate significant use of alternative payment methodologies.

On April 24, 2013, the Massachusetts House of Representatives approved its version of the FY2014 budget ("House Budget"). The House Budget provides for $34.0 billion in spending, which is approximately $836 million less than the Governor's Proposed Budget. Like the Proposed Budget, the House Budget relies on a one-time withdrawal of $350 million from the Commonwealth's Stabilization Fund. However, the House Budget includes only $450 million out of the $1.2 billion in new revenue initiatives proposed by the Governor.

On July 12, 2013, the Governor signed the FY2014 budget into law ("FY2014 Budget"). The $33.6 billion budget represents an increase of $1.1 billion from FY2013 spending. Nearly $17.7 billion, 52% of the total budget, is allocated to health and human services. This represents a $1.4 billion, or 8.7%, increase from FY2013 spending. Appropriations for public education are the next largest driver of the spending in the FY2014 Budget, totaling approximately $6.5 billion, or 19%, of the FY2014 Budget. The budgeted spending on public education represents an increase $259 million, or 4.2%, from budgeted FY2013 spending. In order to balance the budget, the FY2014 Budget will rely on a $350 million withdraw from the Commonwealth's Stabilization Fund, leaving the Budget Stabilization Fund with a projected balance of $1.25 billion at the end of the fiscal year. In addition, the Governor vetoed $240 million in transportation funding and $177 million in unrestricted general government aid for the Commonwealth's localities.

Although the FY2014 Budget is balanced, there are risks to its revenue estimates. The FY2014 Budget assumes that the Commonwealth will continue to experience a moderate economic recovery from the recent economic recession and financial crisis. However, federal actions, such as the expiration of the federal payroll tax holiday, increases in taxes on certain high-income individuals, and mandatory cuts to federal spending known as "sequestration," could hinder this recovery, which may undermine the Governor's revenue estimates. If revenues fall short of estimates, the Commonwealth could face future budget deficits. Any such deterioration in the Commonwealth's fiscal condition could reduce the value of the securities issued by the Commonwealth and its municipalities.

Debt. The Commonwealth is authorized to issue three types of direct debt: general obligation debt, special obligation debt and federal grant anticipation notes. General obligation debt is secured by a pledge of the full faith and credit of the Commonwealth. Special obligation debt may be secured either with a pledge of receipts credited to the Commonwealth Transportation Fund (formerly the Highway Fund) or with a pledge of receipts credited to the Convention Center Fund. Federal grant anticipation notes are secured by a pledge of federal highway construction reimbursements. As of April 30, 2013, the Commonwealth had approximately $18.9 billion in general obligation bonds outstanding, of which $15.2 billion, or approximately 80% was fixed rate debt and $3.8 billion, or 20%, was variable rate debt. In addition, the Commonwealth had over $2.5 billion in combined special obligation debt and federal grant anticipation notes outstanding. Massachusetts is projected to spend more than $2.5 billion in FY2014 to service this debt, which represents an increase of approximately $69 million from FY2013.

In addition, the Commonwealth's five-year capital investment plan, which is reviewed annually, calls for bond issuances of approximately $1.9 billion and $2.0 billion in FY2013 and FY2014, respectively. For cash flow needs, the Commonwealth's Treasurer issued $1.2 billion in Revenue Anticipation Notes (RANs) on September 27, 2012 at an average borrowing cost of 0.2%. The RANs were repaid on April 25, 2013 and May 23, 2013. To accommodate cash flow needs for FY2014, the Treasurer expects to issue $1.0 billion in RANs in September 2013 with repayment in the final quarter of FY2014.

Litigation. The Commonwealth, its officials and employees are named as defendants in legal proceedings that occur in the normal course of governmental operations. Some of these proceedings involve claims for substantial amounts, which if decided against the Commonwealth might require the Commonwealth to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the ultimate outcome of such proceedings, estimate the potential impact on the ability of the Commonwealth to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on a fund's investments.

Credit rating. As of July 3, 2013, the general obligation debt of Massachusetts was assigned a rating of Aa1 by Moody's Investors Service, Inc. and AA+ by both Standard & Poor's Rating Services and Fitch, Inc. These ratings reflect only the views of the respective rating agency, an explanation of which may be obtained from each such rating agency. There is no assurance that these ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by the rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the securities issued by the Commonwealth, its municipalities, and their political subdivisions, instrumentalities, and authorities.

Michigan

Introduction. With a population of approximately 9.9 million, Michigan ("State") is the eighth most populous state in the United States. Although its economy is diverse, it has major components in the manufacturing sector, particularly in the automotive industry, the agricultural sector and the technology sector. General Motors Company, Ford Motor Company and Chrysler Group LLC all have their headquarters in Michigan. As these sectors represent the largest share of employment in the State, economic problems or factors that adversely impact these sectors may have a negative effect on the value of the State's municipal securities, which may reduce the performance of a fund.

During the recent recession, Michigan experienced a significant economic downturn. While some signs of improvement have appeared, this recovery may be slow as the State continues to face significant fiscal challenges including a high unemployment rate and the recent bankruptcy filing of the State's largest city. Furthermore, the economic outlook in the rest of the country remains uncertain. Another economic downturn could significantly impact the State's finances and, therefore, its municipal securities. Moreover, the level of public debt in the State may affect long-term growth prospects and could cause some municipalities to experience financial hardship. As a result of these and other factors, Michigan has faced fiscal stress in recent years.

There can be no assurances that the State will not continue to face fiscal stress or that such circumstances will not become more difficult in the future. Furthermore, there can be no guarantee that the current economic situation and the lingering effects from the recession will not have a materially adverse impact on the State's financial condition. Any deterioration in the State's financial condition may have a negative effect on the value of the securities issued by the State and its municipalities, which may reduce the performance of the fund.

Economic Climate. Sustained economic improvement in Michigan is subject to risks arising from uncertainties surrounding the European debt crisis, federal fiscal policy, and Michigan's motor vehicle industry, among others. The level and composition of automobile sales is a key component of Michigan's economy. To the extent that demand for such vehicles weakens or competition from foreign competitors increases, Michigan's economic performance could falter. Weak economic performance resulting from the European debt crisis may drive down global demand for automobiles produced in Michigan. Similarly, recent federal actions, such as the expiration of the federal payroll tax holiday, increases in taxes on certain high-income individuals, and mandatory cuts to federal spending known as "sequestration," may jeopardize national economic growth, which could also reduce demand for automobiles produced in Michigan. If Michigan's economy fails to perform as expected, municipal issuers at the State and local level could face additional fiscal pressure, which could impact the value of their municipal securities and the performance of a fund.

According to the U.S. Department of Commerce, residents of Michigan received approximately $371 billion in estimated personal income in 2012. As a result, residents of Michigan had a per capita income $37,497, which was below the national average of $42,693 during that period.

Michigan's civilian labor force consists of approximately 4.7 million individuals. As of April 2013, Michigan had an unemployment rate of approximately 8.4%, which was down from 14.2% in August 2009. Michigan's unemployment rate was higher than the national average of 7.5% in April 2013.

The recent recession had a particularly severe impact on Michigan. During 2008 and 2009, the State lost more than 415,000 jobs. However, Michigan's economy continued to rebound in 2012 as the State added 51,000 jobs that year after gaining an additional 72,300 jobs in 2011. Although Michigan has added net new jobs in each of the past two years, State employment remains approximately 13.0% below the previous peak level recorded in 2000.

Motor vehicle production remains a vital aspect of Michigan's economy. In 2012, Michigan motor vehicle production increased by 17% from 2011. Approximately 2,259,000 vehicles were produced in 2012 compared to the 1,924,000 vehicles produced in 2011. Michigan's 2012 vehicle production marked the first time since 2007 that vehicle production topped two million units. Production in 2012 was almost double the historically low 1,146,000 units produced in 2009. As a result of strong growth in the motor vehicle sector, Michigan manufacturing employment rose 3.3% from December 2011 to December 2012 – marking the third straight year of year-over-year manufacturing employment growth.

In 2012, wage and salary payments to Michigan workers rose an estimated 3.4% after increasing 5.5% in 2011. Overall personal income grew an estimated 3.4% in 2012, down from the 5.6% rate of growth in 2011. With 1.9% inflation, inflation adjusted personal income rose an estimated 1.5% in 2012.

Recent forecasts project Michigan wage and salary employment to increase 1.5% in 2013, 1.3% in 2014, and 1.3% in 2015, with a corresponding drop in Michigan's unemployment rate to 8.6% in 2013. Continued improvements in the States' employment conditions are expected to pull down the jobless rate to an estimated 8.0% in 2014 and to 7.5% in 2015. Total State personal income is expected to rise 2.4%in 2013, 4.0% in 2014, and 4.2% in 2015. Real disposable income is expected to rise 0.6% in 2013, 2.0% in 2014, and 2.3% in 2015.
In addition, Michigan's largest city, Detroit ("City"), is currently severe facing financial difficulties. The City's FY2013 budget reserved more than $78 million in an effort to reduce the City's far larger accumulated operating deficit of $327 million. The delayed implementation of anticipated cost savings and a sharp upward revision in the required set-aside for pension liabilities, however, depleted this reserve sooner than expected. In December 2012, the City suffered another multi-million dollar reduction in cash reserves due to the required payment of unfunded FY2012 pension costs. In January 2013, anticipated General Fund revenue decreased by another $22 million from original estimates, as unexpected declines in fees received for departmental goods and services exceeded increases in tax revenue. To address this series of financial setbacks, the City undertook a variety of measures that included additional reductions in force, a new round of staff furlough days, and restrictions on non-essential contractual services on a broad cash conservation effort.

In March 2013, the Governor determined that a local government financial emergency exists within the City because the City did not have a satisfactory plan to resolve its increasing financial problems. On March 26, 2013, the Governor appointed an Emergency Financial Manager to address the City's financial problems and finalize a comprehensive restructuring plan for the City. The Emergency Financial Manager was granted certain powers to take measures that may differ from the procedural steps normally followed during the City's budget process.

On July 18, 2013, the City filed for bankruptcy protection under Chapter 9 of the U.S. Bankruptcy Code. Chapter 9 provides an insolvent municipality with protection from its creditors while it develops a plan to reorganize its debts. A municipality may reorganize its debts by extending debt maturities, reducing the amount of principal outstanding or interest owed, refinancing the debt, or by implementing other measures that may significantly affect the rights of creditors and the value of the securities issued by the municipality.

The bankruptcy of cities, particularly of large cities such as Detroit, is relatively rare, making the consequences of the bankruptcy filing difficult to predict. In terms of debt, Detroit's bankruptcy filing is the largest municipal bankruptcy filing in American history. As of the date of this SAI, it is unclear what impact the City's bankruptcy filing will have on the City's outstanding obligations or on the obligations of other municipal issuers in the State. However, it is possible that the City could default on, restructure or otherwise avoid some or all of these obligations, which might have a negative effect on the marketability, liquidity and value of securities issued by the City and other municipalities in the State. As a fund may hold securities that are affected by the City's bankruptcy filing, the fund's investments in those securities may lose value, which could cause the fund's performance to decline.

In addition, because of the City's size, the bankruptcy of Detroit could have a deleterious effect on the State's economy as a whole. Potential effects of the bankruptcy on the City include large-scale layoffs of public employees, cuts in retirement and pension benefits, reductions in services for residents, increased borrowing costs, and reduced opportunities for future financing, all of which could stifle the City's future economic growth. Under these circumstances, the State may be relied upon to provide additional or emergency services to the City's residents, some of which may not be covered under the State's current budget. It is also possible that the City's bankruptcy could reduce the revenues received by the State from income taxes and other sources. Should the State's revenues fall below budgeted forecasts, the State could face future budget deficits. Any such deterioration in the State's fiscal condition could reduce the value of the securities issued by the State and its municipalities, which may harm the performance of a fund.

Budget. The State constitution limits the amount of total State revenues that can be raised from taxes and certain other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) are limited in a fiscal year to 9.49% of State personal income in the prior calendar year or the average of the prior three calendar years, whichever is greater. The State may raise taxes in excess of the limit when deemed necessary by the Governor and two-thirds of the members of each house of the State Legislature.

Additionally, Michigan's constitution includes a provision that limits revenue growth. This constitutional limitation (commonly known as the Headlee amendment) has been in place since 1978. The Headlee amendment limits annual growth in State revenues to a level that cannot exceed the year-to-year growth in personal income. This limit is intended to ensure that the State's overall revenues, including tax and non-tax revenues, do not grow faster than the incomes of Michigan's citizens. The budget for FY2014 and FY2015 ("FY2014-15 Budget") recommends $742.6 million in required revenue sharing payments in FY2014 and $768.5 million in such payments in FY2015.

In FY2011, Michigan's Governor proposed and the State Legislature passed legislation reforming Michigan's tax system. The changes to the Michigan tax system replaced Michigan's business tax with a flat corporate income tax set at 6% and eliminated many of the tax credits for individual taxpayers under Michigan's personal income tax. Under the law, generally only those business entities that issue public or private stock, known as C corporations for federal tax purposes, would be subject to the proposed 6% tax. Other businesses, such as partnerships, sole-proprietorships, limited liability companies and S corporations that are not classified as C corporations for federal tax purposes would be exempt, resulting in tax relief for certain companies. The business tax, which was eliminated for most businesses effective January 1, 2012, generated revenues of $611.4 million in FY2011. The corporate income tax generated revenues of $547.1 million in FY2012, and is expected to generate additional revenues of $945 million, $980 million, and $1.02 billion in FY2013, FY2014, and FY2015, respectively. The corporate income tax effectively replaces the business tax, which will not yield any revenue income in FY2012 or thereafter. The individual income tax generated net income for the State of $4.8 billion in FY2012, and is estimated to generate $5.5 billion in FY2013, $5.8 billion in FY2014, and $6 billion in FY2015.

On February 7, 2013, the Governor introduced his proposed budget for FY2014-15 ("Governor's Budget"). The Governor's Budget estimates that the State will receive $51.8 billion in revenue from both State and federal sources in FY2014, which represents a 5.1% increase over the $49.3 billion received in FY2013. The Governor's Budget projects an additional $53.7 billion in revenue from these sources in FY2015. Against these revenues, the Governor's Budget estimates total State expenditures of $51.6 billion and $52.7 billion in FY2014 and FY2015, respectively. The proposed expenditures for FY2014 represent an increase of 5.3% from the budgeted expenditures for FY2013.

Under the Governor's Budget, 45% of total State spending in FY2014 would be directed towards health and human services programs, 30% of total State spending would be used for education-oriented programs, and 12% of total State spending would be used for programs designed to promote the creation and maintenance of jobs in the State. The Governor's Budget also includes a proposed $1.2 billion in appropriations for infrastructure spending and would increase education funding by $130 million over the next two years to further expand early childhood education opportunities. In addition, the Governor's Budget recommends $11.2 billion in FY2014 and $11.5 billion in FY2015 to fund the State's School Aid budget. The Governor's Budget would also allocate $75 million to the State's Budget Stabilization Fund, which provides the State with a cash reserve to prepare for unforeseen financial emergencies, leaving a total projected balance of $580 million in that fund at the end of FY2015. Finally, the Governor's Budget would also include approximately $1.1 billion in municipal support through revenue sharing payments and local government incentive programs.

On June 13, 2013, the Governor signed into law the State's budget for FY2014-15. The FY2014-15 Budget largely follows the appropriations contained in the Governor's Budget. One significant difference between the Governor's Budget and the FY2014-15 Budget concerns funds appropriated for road construction and maintenance. As noted above, the Governor's Budget requested an appropriation of $1.2 billion to fix the State's deteriorating roads and bridges. However, the State Legislature only approved $351 million to fund these projects. Moreover, the FY2014-15 Budget provides an additional $450 million to fund K-12 public education than what was requested in the Governor's Budget.

Debt. The State Constitution limits State general obligation debt to: (i) short term debt for State operating purposes, (ii) short and long-term debt for the purpose of making loans to school districts, and (iii) long term debt for voter approved purposes. Short-term debt for operating purposes is limited to an amount not to exceed 15% of undedicated revenues received during the preceding fiscal year. Under the State Constitution as implemented by statutory provisions, such debt must be authorized by the State Administrative Board and issued only to meet obligations incurred pursuant to appropriation and must be repaid during the fiscal year in which incurred.

The amount of debt incurred by the State for the purpose of making loans to school districts is recommended by the State Treasurer, who certifies the amounts necessary for loans to school districts. The bonds may be issued in whatever amount is required without voter approval. All other general obligation bonds issued by the State must be approved as to amount, purpose and method of repayment by a two-thirds vote of each house of the State Legislature and by a majority vote of the public at a general election. There is no limitation as to number or size of such general obligation issues.

As of September 30, 2012, the State had outstanding general obligation bonds in the amount of approximately $2 billion, with projected annual debt service requirements of $254.6 million in FY2013 and $300.6 million in FY2014. The State also had outstanding $13.6 billion of "qualified" bonds of local school districts. The projected annual debt service on these obligations would total $1.493 billion in FY2013 and $1.477 billion in FY2014.

Litigation. The State, its officials and employees are named as defendants in legal proceedings that occur in the normal course of governmental operations. Some of these proceedings involve claims for substantial amounts, which if decided against the State might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the ultimate outcome of such proceedings, estimate the potential impact on the ability of the State to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on a fund's investments.

On November 15, 2000, Adair, et al., v. State, et al. ("Adair") was filed in the Michigan Court of Appeals, which asserted that the State had increased the level of various specified public school activities and services beyond that which was required by State law. The Michigan Supreme Court reversed and remanded the decision of the Michigan Court of Appeals denying the plaintiffs' request for attorney fees and also affirmed the decision to appropriate funds sufficient to enable the plaintiff school districts to comply with the requirements imposed on them. The State Legislature appropriated over $25 million to fund compliance with the requirements. In 2011, the plaintiffs filed a new complaint that, among other things, the appropriation is insufficient to pay the full costs and a new original action in 2012 that the appropriation is insufficient and added allegations concerning information collected or reported in the Michigan Electronic Information System (MEIS). On November 6, 2012, the Court of Appeals denied the plaintiffs' request for attorneys fees, because of an inability to accurately identify the appropriate amount of fees to be awarded. That ruling remains subject to further appeal.

Credit rating. As of July 3, 2013, Michigan's general obligation debt was assigned a rating of Aa2 by Moody's Investors Service, Inc., AA- by Standard & Poor's Rating Services and AA by Fitch, Inc. These ratings reflect only the views of the respective rating agency, an explanation of which may be obtained from each such rating agency. There is no assurance that these ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by the rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the securities issued by the State, its municipalities, and their political subdivisions, instrumentalities, and authorities.

Minnesota

Introduction. With a population of over 5.3 million, the State of Minnesota ("State") is the twenty-first most populous state in the United States. Although its economy is diverse, Minnesota has major components in the education and health services sectors, the professional and business services sectors, the wholesale and retail trade sector and the financial activities sector. In addition, a substantial portion of Minnesota's residents are employed by government agencies at the federal, state and local levels. Combined, these sectors employ over half of the State's workers. As these sectors represent a significant share of employment in the State, economic problems or factors that adversely impact these sectors may have a negative effect on the value of the State's municipal securities, which may reduce the performance of a fund.

During the recent recession, Minnesota experienced a significant economic downturn. While some signs of improvement have appeared, this recovery may be slow as the State continues to face significant fiscal challenges including structural budget deficits and considerable underfunding of the State's pension and retirement systems. Furthermore, the economic outlook in the rest of the country remains uncertain. Another economic downturn could significantly impact the State's finances and, therefore, its municipal securities. Moreover, the level of public debt in the State may affect long-term growth prospects and could cause some municipalities to experience financial hardship. As a result of these and other factors, the State has faced budget deficits in recent years.

There can be no assurances that the State will not continue to face fiscal stress or that such circumstances will not become more difficult in the future. Furthermore, there can be no guarantee that the current economic situation and the lingering effects from the recession will not have a materially adverse impact on the State's financial condition. Any deterioration in the State's financial condition may have a negative effect on the value of the securities issued by the State and its municipalities, which could reduce the performance of a fund.

Economic Climate. According to the U.S. Department of Commerce, residents of Minnesota received over $248 billion in estimated personal income in 2012. As a result, Minnesota had a per capita income of $46,227, which compared favorably to the national average of $42,693 during that period.

Minnesota's civilian labor force consists of approximately 3.0 million individuals. As of April 2013, Minnesota had an unemployment rate of approximately 5.3%, which is down from a high of 8.3% in January 2009. Minnesota's unemployment rate was below the national average of 7.5% in April 2013.

Recent data from the U.S. Department of Commerce show that Minnesota's economy has fared better than certain U.S. averages since the start of the recession. For example, from 2007 until 2009, real GDP in the state fell by 2.3%. By 2012, however, Minnesota's real GDP exceeded its 2007 level by 6.1%. Nationally, GDP fell by 4.4% between 2007 and 2009, recovering to a level only 2.5% above its 2007 average by 2012.

Manufacturing output in Minnesota showed the biggest percentage gain over the past five years, growing approximately 14.5% from its 2007 base. Nationally, manufacturing output in 2012 remained 0.5% below its 2007 level. Minnesota's health services sector also showed strong growth, up 9.5% from 2007. However, this growth fell below the 11.2% growth observed nationally over the same period. In addition, output in Minnesota's construction sector fell by roughly 17.7% since 2007, despite experiencing a 5% growth in 2012. The decline in growth over this period compared favorably to the national decline of 21% from 2007.

While the State's economic conditions continue to improve, the State still has a way to go to recover fully from the losses it sustained during the recent recession. During that period, Minnesota lost nearly 150,000 jobs. Since then, the State has recovered more than 76% of the jobs lost during the recession, which is better than the national recovery of only 61% of the jobs lost during the recession. As of February 2013, the State expects nonfarm employment to continue its modest growth. Recent estimates project growth rates of 1.4% and 1.8% in 2013 and 2014, respectively, which parallel forecasted growth rates at the national level of 1.5% and 1.7% over that period. Assuming the State continues to grow as projected, Minnesota payrolls will return to their pre-recession peaks in the last half of 2013.

Likewise, personal income is projected to continue its slow rise from post-recession lows. In 2012, personal incomes in the State increased by 4.8%, well-above the national average of 3.5% for that year. However, personal income growth in the State is forecast to slow to 1.7% in 2013, which would fall below the expected growth rate of 2.6% nationally. Recent forecasts expect personal incomes in the State to rebound in 2014 and 2015, growing by 5.2% and 5.0%, respectively, which would largely follow the projected growth rates for personal incomes nationally.

Budget. The State operates on the basis of a fiscal biennium for its appropriations and expenditures. The major operating budget appropriations for each biennium are enacted during the final legislative session of the immediately preceding biennium in odd-numbered calendar years. Supplemental appropriations and changes in revenue and expenditure measures are usually adopted during legislative sessions in even-numbered calendar years. The General Fund accounts for all financial resources except those required to be accounted for in another fund. The State forecasts regarding revenues and expenditures are performed in February and November of each calendar year for the then current biennium and for the next succeeding biennium. The State's constitution prohibits borrowing for operating expenses beyond the end of a biennium.

The State passes a biannual budget every other year, which expires on June 30 of odd number years. Minnesota's Governor and the State Legislature failed to reach an agreement on an overall budget for the FY2012-13 biennium under the constitutionally required timeframe for the State. As a result, the State's government was shut down from July 1, 2011 until July 20, 2011, when the Governor and the State Legislature reached an agreement on the overall budget for the FY2012-13 biennium.

As of February 2013, General Fund spending for the FY2012-13 biennium is projected to be $35.45 billion. This represents an increase of more than $5.4 billion (18.3%) from actual General Fund expenditures in the FY2010-11 biennium. General Fund revenues and available resources are expected to total $36.45 billion. Due to statutorily required transfers to fulfill education-related obligations, the budget for FY2012-13 is not expected to leave a General Fund balance at the end of the biennium. Although General Fund expenditures are significantly higher than they were in FY2010-11, they are still among the lowest as a percentage of the State's total operating budget in the last twenty years. The lower percentages in recent years are a result of reductions in General Fund spending that have been greater than reductions in spending from other funds.

Public education continues to be the largest driver of General Fund spending in the State. For FY2012-13, the State is expected to appropriate $14.4 billion from the General Fund to fund the State's K-12 system and related services, which would represent more than 40% of the State's General Fund expenditures during that period. Programs and services related to health care account for the second largest share of FY2012-13 General Fund spending. During that period, the General Fund is expected to appropriate $10.7 billion for health and human services costs, which represents nearly 30% of the General Fund's budget during the biennium. Although total General Fund expenditures on public education and health care are expected to rise in FY2012-13, the State will reduce General Fund expenditures on debt service and capital project allocations by 44.5% from their FY2010-11 levels. In FY2010-11, the State appropriated more than $830 million to service the State's debt and finance certain capital projects. In the FY2012-13 biennium, however, the State is expected to spend only $460 million on these costs and projects, which is a decrease of $370 million from the previous budget. This reduction in General Fund spending can be attributed to the use of additional resources from one-time measures, such as tobacco bond proceeds, to service the State's general obligation debt. These measures are expected to offset total General Fund spending by $646 million in FY2012-13. In FY2014-15, general obligation debt service costs will once again be paid for primarily from General Fund resources.

In January 2013, the Governor submitted his proposed budget for the FY2014-15 biennium, which was amended in March 2013 ("Proposed Budget"). The Proposed Budget would include General Fund expenditures of $37.94 billion, which would represent an increase of $2.497 billion (7.0%) over the FY2012-13 budget. The Proposed Budget projects total General Fund revenues of $37.95 billion, amounting to an increase by $2.785 billion (7.9%) over the FY2012-13 budget.

In February 2013, analysts forecast a budget deficit of more than $627 million for the FY2014-15 biennium, down from a forecasted deficit of $1.1 billion in November 2012. In order to address the deficit, the Proposed Budget would include certain tax measures that would increase General Fund revenues by $1.84 billion while also increasing forecasted expenditures by $1.2 billion. The proposed tax measures would include an increase in personal income taxes for the top two percent of taxpayers, which would yield an estimated $1.12 billion in new revenues. The proposed tax measures would also include an increase in the cigarette and tobacco products excise tax that is expected to generate an additional $365 million in new revenues and changes to corporate income tax loopholes that are expected to yield an increase of $298 million in new revenues. The Proposed Budget would leave a General Fund balance of $7 million at the end of the FY2014-15 biennium.

As with the FY2012-13 budget, the two largest drivers of the Proposed Budget's General Fund spending for the FY2014-15 biennium include public education and health and human services. The Proposed Budget would increase education spending by $1.1 billion (7.6%) to a total of $15.53 billion for the biennium. Likewise, the Proposed Budget would increase health and human services spending by $920 million (8.6%) to $11.57 billion for the biennium.

In May 2013, the Governor signed into law the State's budget for FY2014-15 ("FY2014-15 Budget"). The FY2014-15 Budget largely follows the recommendations contained in the Proposed Budget. Under the FY2014-15 Budget, available General Fund resources are projected to total $39.43 billion for the biennium, an increase of $476 million from the Proposed Budget. This increase in revenue can be attributed primarily to adjustments in forecasted gains from the tax measures adopted by the State Legislature as part of the FY2014-15 Budget. Meanwhile, General Fund expenditures are expected to total $38.35 billion during the biennium, an increase of approximately $410 million from the expenditures recommending in the Proposed Budget. The FY2014-15 Budget increases the appropriation for K-12 education spending by $255 million from the recommendation contained in the Proposed Budget, while reducing funding for health and human services programs by $133 million from the Proposed Budget. The FY2014-15 Budget would leave a projected General Fund balance of $46 million at the end of the biennium.

Minnesota's fiscal health may be affected by the State's continued underfunding of the its public retirement and pension plans. The State contributes to three statewide retirement systems that cover most of the public employees of the State, its counties, municipalities and school districts. These systems are the Minnesota State Retirement System ("MSRS"), the Public Employees' Retirement Association ("PERA") and the State Teachers' Retirement Association ("TRA"). MSRS consists of several pension funds, six of which are defined-benefit plans where the State participates as a primary employer or otherwise provides general government contributions. PERA is comprised of three defined benefit pension funds and one defined contribution plan. The State does not make employer contributions to PERA other than for a small number of specific individuals. TRA consists of a single pension fund into which the State does not make employer contributions except for a relatively small number of defined individuals. As of June 30, 2012, MSRS, PERA and TRA had over 284,000 active members and more than 409,000 other members, combined and, together with several smaller retirement funds to which the State contributes, had an unfunded actuarial accrued liability of $16.67 billion. To address this liability, the State Legislature passed significant pension legislation in 2010 that increased employee and employer contribution rates, altered post-retirement benefit adjustments, changed interest on refunds and made other adjustments to reduce the funding deficiencies of the State's pension and retirement systems. Subsequent legislation was passed in 2012 that modified the investment earnings assumption for determining employee and employer contribution rates such that contributions plus expected investment earnings will cover the projected cost of promised pension benefits.

The impact of the sequestration, across-the-board federal spending cuts to defense and domestic programs, is a concern for the economic outlook of state's relying on federal spending. The harmful impact of sequestration will not be uniform across all states as the amount and type of federal spending varies from state to state. Although the impact of sequestration will be significant for a number of states, the effect in Minnesota is not expected to be as severe. In 2010, federal spending on procurement, wages and salaries accounted for 1.8% of the State's total GDP, compared to a 5.3% national average. As a result, recent forecasts estimate that sequestration would reduce the level of employment in the State by approximately 5,000 jobs (0.2%) and cause a loss of $600 million in personal income in the State by the end of 2013. If sequestration continues beyond 2013, however, additional cuts in federal spending could have a greater impact in Minnesota, which could undermine revenue estimates contained in the FY2014-15 Budget.

Debt. Article XI, Section 5 of the Minnesota Constitution authorizes public debt to be incurred for certain purposes. Article XI requires all such debt to be evidenced by the issuance of State bonds maturing within 20 years of their date of issue, for which the full faith and credit and taxing powers of the State are irrevocably pledged. Public debt is defined to include any obligation payable directly, in whole or in part, from a tax of statewide application on any class of property, income, transaction or privilege, but does not include any obligation which is payable from revenues other than taxes. The Minnesota Constitution places no limitation on the interest rate of bonds that may be authorized for these purposes. As of June 30, 2012, the State had $5.4 billion in general obligation bonds outstanding. In addition, the State had $2.6 billion of general obligation bonds authorized but unissued at that time. As of May 2013, the Minnesota Office of Management and Budget forecast debt service obligations of $223 million and $634 million in FY2013 and FY2014, respectively. These figures may not represent the total amounts appropriated in each fiscal year for such obligations.

Litigation. The State, its officials and employees are named as defendants in legal proceedings that occur in the normal course of governmental operations. Some of these proceedings involve claims for substantial amounts, which if decided against the State might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the ultimate outcome of such proceedings, estimate the potential impact on the ability of the State to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on a fund's investments.

Credit rating. As of July 3 2013, Minnesota's general obligation debt was assigned a rating of by Aa1 Moody's Investors Service, Inc. and AA+ by both Standard & Poor's Rating Services and Fitch, Inc. These ratings reflect only the views of the respective rating agency, an explanation of which may be obtained from each such rating agency. There is no assurance that these ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by the rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the securities issued by the State, its municipalities, and their political subdivisions, instrumentalities, and authorities.

North Carolina

Introduction. With a population of approximately 9.8 million, North Carolina ("State") is the tenth most populous state in the country. Although its economy is diverse, it has major components in the services sector, agriculture sector and trade sector, with manufacturing, tourism and military presence also contributing to the State's economy. As these sectors represent a significant share of employment in the State, economic problems or factors that adversely impact these sectors may have a negative effect on the value of the State's municipal securities, which may reduce the performance of a fund.

During the recent recession, North Carolina experienced a significant economic downturn. While some signs of improvement have appeared, this recovery may be slow as the State continues to face significant fiscal challenges including a high unemployment rate and the potentially harmful impact that mandatory reductions in federal spending may have on the State's economy and finances. Furthermore, the economic outlook in the rest of the country remains uncertain. Another economic downturn could significantly impact the State's finances and, therefore, its municipal securities. Moreover, the level of public debt in the State may affect long-term growth prospects and could cause some municipalities to experience financial hardship. As a result of these and other factors, the State has faced fiscal stress in recent years.

There can be no assurances that the State will not continue to face fiscal stress or that such circumstances will not become more difficult in the future. Furthermore, there can be no guarantee that the current economic situation and the lingering effects from the recession or recent federal actions, such as the expiration of the federal payroll tax holiday, increases in taxes on certain high-income individuals, and mandatory cuts to federal spending known as "sequestration," will not have a materially adverse impact on the State's financial condition. Any deterioration in the State's financial condition may have a negative effect on the value of the securities issued by the State and its municipalities, which could reduce the performance of a fund.

Economic Climate. According to the U.S. Department of Commerce, residents of North Carolina received $361 billion in estimated personal income in 2012. As a result, residents of North Carolina had a per capita income of $37,049, which is below the national average of $42,693 during that period.

Following an 18.5% increase in population between 2000 and 2010, North Carolina's civilian labor force now consists of more than 4.7 million individuals. As of April 2013, North Carolina had an unemployment rate of 8.9%, which was down from a high of 11.3% in February 2010. North Carolina's unemployment rate was higher than the national average of 7.5% in April 2013.

The two recessions of the first decade of the 2000s both hit North Carolina especially hard. Due in large part to the States's higher share of jobs in traditional manufacturing industries, the state lost a greater share of jobs than the rest of the country. Unlike the recovery from the 2001 recession, however, the State's pace of job creation has lagged the rest of the nation following the most recent recession. This trend is expected to change in 2013 as forecasts project the pace of job growth in the State will accelerate and surpass the national rate of job growth.

The gap between median household incomes in North Carolina and the rest of the United States, after disappearing almost entirely in the mid 1990s, persists after more than a decade of gradual decline and stagnation. The median-income gap has narrowed in recent years, from over $8,000 in 2006-07 to just over $5,000 in 2010-11, largely because the national median income has fallen while North Carolina's has remained largely unchanged. Through 2015, forecasters expect slow, steady growth in median household income in North Carolina.

By the early 1990s, North Carolina's economic output per person reached nearly the same level as the nation as a whole, and per capita output continued to match national levels throughout the 1990s. North Carolina's per person output fell behind the national level during the early 2000s, with the gap growing to nearly $2,500 per person by 2004. North Carolina's per person output has remained below the national level by a similar amount through 2012, and forecasters do not expect the gap to close over the next several years.

Housing construction was among the hardest-hit sectors of North Carolina's economy during the most recent recession. New construction played a significant role in lifting North Carolina's economy out of the 2001 recession. Only recently, however, has the pace of new housing construction begun to increase from the historic lows following the wake of the nationwide collapse in the housing market. Forecasters expect new housing construction to gradually rise through at least 2016, reaching levels similar to those experienced in the early 2000s.

Manufacturing has historically been a major sector of the State's economy. However, North Carolina lost over 100,000 manufacturing jobs between 2007 and 2011. The most concentrated losses were the textile and furniture industries. As of November 2012, the manufacturing sector employed approximately 439,700 individuals. The State's largest manufacturing employment sectors now include computer, electronics, and electrical equipment (12.5%); food (11.5%); textiles and apparel (10.0%); chemicals (9.5%); and fabricated metal products (8.1%).

Although the State's manufacturing employment grew between the second quarters of 2011 and 2012, the State is expected to continue its gradual shift away from manufacturing toward a service-based economy. Despite forecasters' expectation of slow, steady growth in North Carolina manufacturing through 2016, faster growth in the service sector will continue to push the State in the direction of a primarily service-based economy.

As of the second quarter of 2012, the State had nearly 2.8 million service sector jobs, accounting for nearly 58% of total State employment. The services industry has fueled the State's job growth since the last recession – growing by 99,000 jobs between the second quarters of 2009 and 2012. Services employment accounted for 70% of North Carolina's net job growth over the past four quarters ending in June 2012. One major component of the State's service economy is the Research Triangle Park, located within Wake and Durham Counties, which is one of the largest planned research parks in the world.

In addition, North Carolina has the third largest military population in the United States. As a result, federal revenues related to the defense sector contribute heavily to the State's economy. For example, in 2008, the State's Department of Commerce estimated that military spending contributed $23.4 billion to the State's economy.

Because the State relies heavily on federal military spending, recent actions such as sequestration, may have a disproportionate impact on the State. On March 1, 2013, as required by the Budget Control Act of 2011 ("BCA"), the President of the United States signed an executive order reducing the budgeting authority in accounts subject to sequestration under the BCA. As a result, $1.2 trillion of automatic cuts to federal spending in designated agencies and programs will occur between FY2013 and FY2021. Estimates for job losses in the State resulting from these cuts vary, but may be significant. Significant job losses may have a negative effect on personal income, consumer spending and income tax revenues in the State. Given the uncertainty surrounding these spending cuts, the ultimate impact on tax revenues is not known at this time. However, these cuts may result in increased fiscal stress in the State, which could negatively affect the value of North Carolina's municipal securities.

Budget. Every other year, the State's General Assembly enacts a State budget for the two fiscal years in the biennium. The General Assembly customarily convenes in the second year of the biennium and makes adjustments to the budget previously enacted for that second fiscal year. The State is currently in a biennium that began on July 1, 2013 and will end on June 30, 2015.

In March 2013, the Governor proposed the budget for FY2014 and FY2015 ("Proposed Budget"). In FY2013, the State had closed a $2.6 billion budget gap from FY2012 through spending reductions, transfers and adjustments from other funds, and tax increases. General Fund revenue for FY2013 is expected to total $20.1 billion, which is $103 million above the budgeted forecast, and is expected to grow to $20.7 billion in FY2014 and $21.7 billion in FY2015. Individual income tax collections, the State's single largest revenue source, are expected to grow by 3.7% in FY2013, while sales and use tax collections, which comprise nearly one-third of the State's General Fund revenue, are estimated to finish $123.6 million below the budgeted forecast in FY2013 due to sluggish consumer spending during the year. Corporate collections are projected to decline 1.8% in FY2013, and 1.2% in FY2014 before returning to long-term average growth in FY2015.

The Proposed Budget included estimated spending of $20.6 billion in FY2014 and $21.3 billion in FY2015, with a balance of $131 million at the end of FY2014 and $332 million at the end of FY2015. In FY2014 and FY2015, over 54% of funds will be spent on programs to enhance education in the State, 23% will be spent on programs supporting the health and well-being of State citizens, and over 11% will be spent on ensuring public safety and the adequacy of the State's judicial system.

The Proposed Budget included an increase in the State Repair and Renovation Fund by $300 million as part of the State's efforts to rebuild the State's core infrastructure. In addition, the Proposed Budget would place over $67 million in an Information Technology Systems Reserve to fund high priority information technology projects throughout state government. Moreover, the Proposed Budget would double the State Savings Reserve Account from $413 million to $813 million over the biennium, while also increasing the balance in the State's Disaster Relief Reserve Fund by $20 million. The Proposed Budget also includes measures to increase salaries for State teachers and public employees and provide a cost of living adjustment for State retirees that would cost an estimated $340 million. Under the Proposed Budget, the State would also provide a $72 million contribution to the Teachers' and State Employees' Retirement System. The Proposed Budget recommends an additional $20 million Pay Adjustment Reserve for competitive pay increases and funding to conduct a compensation study which could see a few state employees being paid bonuses of up to 20% of their base pay, which would have an overall annual cost of $147 million. Finally, the Proposed Budget would also increase State funds to the Division of Medical Assistance for Medicaid by $575 million and establish a Medicaid Risk Reserve in the amount of $180 million, on top of a base budget of more than $3 billion for the State's Medicaid programs.

Debt. The State issues two types of tax-supported debt: general obligation bonds and various types of "special indebtedness" (i.e., debt not subject to a vote of the people). General obligation bonds are secured by the full faith, credit, and taxing power of the State and require approval by a majority of voters. The payments on special indebtedness are subject to appropriation by the State General Assembly and may also be secured by a lien on facilities or equipment. As of June 30, 2012, the State had approximately $4.47 billion in total general obligation indebtedness outstanding. In addition, the State had approximately $2.38 billion in special indebtedness outstanding. The State is expected to incur total debt service requirements of $798.2 million in FY2014 and $779.6 million in FY2015. These figures may not represent the total amounts appropriated in each fiscal year for such obligations.

Litigation. The State, its officials and employees are named as defendants in legal proceedings that occur in the normal course of governmental operations. Some of these proceedings involve claims for substantial amounts, which if decided against the State might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the ultimate outcome of such proceedings, estimate the potential impact on the ability of the State to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on a fund's investments.

Credit Rating. As of July 3, 2012, North Carolina's general obligation debt was assigned a rating of Aaa by Moody's Investors Service, Inc., and AAA by both Standard & Poor's Rating Services and Fitch, Inc. These ratings reflect only the views of the respective rating agency, an explanation of which may be obtained from each such rating agency. There is no assurance that these ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by the rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the securities issued by the State, its municipalities, and their political subdivisions, instrumentalities, and authorities.

Ohio

Introduction. With a population of 11.5 million, Ohio ("State") is the seventh most populous state in the country. While diversifying more into service and other non-manufacturing areas, the Ohio economy continues to rely in part on durable goods manufacturing, largely concentrated in motor vehicles and machinery, including electrical machinery. As a result, general economic activity, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is also an important segment of the economy, with over half the State's area devoted to farming and a significant portion of total employment in agribusiness. As these sectors represent a significant share of employment in the State, economic problems or factors that adversely impact these sectors may have a negative effect on the value of the State's municipal securities, which may reduce the performance of a fund.

During the recent recession, Ohio experienced a significant economic downturn. While some signs of improvement have appeared, recovery, if any, may be slow as the State continues to face fiscal challenges including a high unemployment rate, a weak housing market, and substantial unfunded liabilities in the State's public retirement systems. Furthermore, the economic outlook in the rest of the country remains uncertain. Another economic downturn could significantly impact the State's finances and, therefore, its municipal securities. Moreover, the level of public debt in the State may affect long-term growth prospects and could cause some municipalities to experience financial hardship. As a result of these and other factors, the State has faced budget deficits in recent years.

There can be no assurances that the State will not continue to face fiscal stress or that such circumstances will not become more difficult in the future. Furthermore, there can be no guarantee that the current economic situation and the lingering effects from the recession will not have a materially adverse impact on the State's financial condition. Any deterioration in the State's financial condition may have a negative effect on the value of the securities issued by the State and its municipalities, which could reduce the performance of a fund.

Economic Climate. According to the U.S. Department of Commerce, residents of Ohio received over $454 billion in estimated personal income in 2012. As a result, residents of Ohio had a per capita income of $39,289, which is below the national average of $42,693 over the same period, but higher than the State's pre-recession per capita income.

Ohio's civilian labor force consists of approximately 5.7 million individuals. As of April 2013, Ohio had an unemployment rate of 7.0%, which was down from a high of 10.0% in FY2010. Ohio's unemployment rate was below the national average of 7.5% in April 2013.

Although not returned to pre-recession levels, Ohio's economy is slowly recovering from the recession. The State's real GDP grew by 2.2% in 2012. In addition, the most recent data reviewed by the Ohio Office of Budget and Management estimates that Ohio's employment increased by over 33,200 jobs from May 2012 to May 2013, which is a growth rate of 0.6%. Most employment gains were in educational and health services (17,500); leisure and hospitality (11,500); manufacturing (8,200); professional and business services (2,400); and financial activities (2,100). Meanwhile, State wage and salary income increased by 3.7% from the prior year.

The economic indicators were not entirely positive, however. Industrial production remained unchanged in May 2013 after experiencing a 0.4% decline in April 2013. Likewise, manufacturing output rose by only 0.1% in May 2013 after suffering declines in both March and April.

Going forward, recent forecasts project that the State will enjoy modest economic growth in the near term. The consensus among forecasters is that economic growth will pick up in 2013 and 2014, but not reach 3.0% until late in 2014. Activity is expected to remain somewhat weaker than potential across most measures. State employment is projected to increase 1.4% in FY2014 and 1.3% in FY2015, down from 1.7% in FY2012, but among the best growth rates in many years. As a result, the unemployment rate is projected to continue declining gradually, averaging 6.7% in FY2014 and 6.6% in FY2015. In addition, Ohio wage and salary disbursements are projected to accelerate moderately from an estimated 3.2% in FY2013 to 3.7% in FY2014 and 4.0% in FY2015.

Budget. The State operates on the basis of a fiscal biennium for its appropriations and expenditures. Most State operations are financed through the General Revenue Fund ("GRF"), for which personal income taxes and sales and use taxes are the major sources of revenue. Growth and depletion of GRF ending fund balances show a consistent pattern related to national economic conditions, with the ending fiscal year balance reduced during less favorable economic periods and increased during more favorable economic periods. The State is effectively precluded by law from ending a fiscal year or a biennium in a deficit position. The State is also prohibited from borrowing more than $750,000 to meet casual deficits or failures in revenue or to meet expenses not otherwise provided for in the State's budget.

The State has well established procedures for, and has timely taken, necessary actions to ensure resource/expenditure balances during less favorable economic periods. Those procedures generally include reductions in State spending. The appropriations act for the FY2012-2013 biennium includes all necessary appropriations for debt service on State obligations and for lease payments relating to lease rental obligations issued by the Ohio Building Authority and the Treasurer of State, and previously by the Ohio Public Facilities Commission.

Consistent with State law, the FY2012-2013 biennial appropriations act ("FY2012-13 Budget") was passed by the General Assembly and signed (with selective vetoes) by the Governor on June 30, 2011. To address the use of non-recurring funding sources in the FY2010-11 Budget, including amounts received under ARRA, the FY2012-13 Budget includes targeted spending cuts across most State agencies, and major new Medicaid reform and cost containment measures. Reflecting the tax law changes described below and a conservative underlying economic forecast, the FY2012-13 Budget provides for total GRF biennial appropriations of approximately $55.78 billion (an 11% increase from the FY2010-11 Budget) and total GRF biennial revenue of approximately $56.07 billion (a 6% increase from the FY2010-11 Budget). These totals include $7.5 billion and $8.5 billion in federal funding for FY2012 and FY2013, respectively.

GRF appropriations for major program categories compared to FY2010-2011 actual GRF spending reflect increases of 30% for Medicaid (increase due in part to absence of ARRA funding in current biennium) and 3% for elementary and secondary education, as well as decreases of 9% for higher education and 8% for mental health and developmental disabilities, and flat funding for corrections and youth services. The FY2012-13 Budget also reflects the anticipated restructuring of $440 million of FY2012 General Revenue Fund debt service into FY2013 through FY2025.

Major new sources of revenue or expenditure savings reflected in the FY2012-13 Budget include a $500 million one-time payment for the transfer of the State's spirituous liquor system to JobsOhio (with the transfer, the State will forgo annual deposits to the GRF from net liquor profits); the sale of six State-owned prison facilities to private operators expected to result in a net payment to the GRF of $75 million; a reduction in local government fund allocation by $111 million in FY2012 and $340 million in FY2013; a reduction of public library fund allocations to 95% of FY2011 levels resulting in expenditure reductions of $52.3 million in FY2012 and $102.8 million in FY2013; and the accelerated phase-out of reimbursement payments to local governments and school districts in connection with the elimination of the tangible personal property tax and deregulation of power generation and natural gas.

The FY2012-13 Budget also reflects several tax law changes, including implementation of a previously postponed 4.2% annual decrease in State personal income tax rates, elimination of the estate tax beginning January 1, 2013, and establishment of a 10% income tax credits for investors in small businesses.

As of July 2013, actual revenue for FY2013 was $29.56 billion and actual spending was $27.89 billion. Tax receipts were $671.7 million above the FY2012-13 Budget estimate at a total of $21.0 billion. Overall, FY2013 total tax collections were $2.0 billion (10.6%) higher than in FY2012. However, at a total of $261.9 million, corporate franchise tax receipts in FY2013 were $111.9 million (74.6%) above the FY2012-13 Budget estimate and $144.8 million (123.7%) higher than FY2012 receipts. The higher-than-expected corporate franchise receipts are the result of smaller-than-anticipated refund activity, combined with a number of unexpected one-time settlements.

Actual spending in FY2013 was $1.15 billion below estimate, with actual spending in higher education, public assistance, Medicaid, and most other State agencies falling below initial estimates. Public assistance spending was $44.5 million (5.5%) below estimate with total disbursements of $758.5 million. Medicaid spending, at a total of $12.03 billion, was $883.0 million (6.8%) below estimate and $344.0 million (2.9%) above FY2012 spending. The below estimate spending for Medicaid is largely due to the lower-than-anticipated capitation payments, delivery payments, and caseload.

In February 2013, the Governor submitted his proposed budget for the FY2014-15 biennium ("Proposed Budget"). The Proposed Budget contained estimated GRF revenues for the FY2014-15 biennium of $63.5 billion, $30.7 billion in FY2014 and $32.8 billion in FY2015. The Proposed Budget recommended GRF appropriations totaling $63.2 billion for the biennium. The largest drivers of the Proposed Budget's GRF spending are appropriations to support the State's health and human services and public education systems. The Proposed Budget recommends GRF spending of $34.3 billion on health and human services, accounting for 54.3% of the State's spending over the biennium. The Proposed Budget would allocate $14.9 billion over the FY2014-15 biennium to fund the State's primary, secondary and other education systems, which would account for 23.5% of the total recommended appropriations for the biennium.

On June 30, 2013, the Governor signed the FY2014-15 biennium budget into law ("FY2014-15 Budget"). The FY2014-15 Budget largely follows the Governor's recommendations in the Proposed Budget. The FY2014-15 Budget authorized spending totaling $61.96 billion over the biennium, with $30.26 billion in FY2014 and $31.70 billion in FY2015. The total appropriations in the FY2014-15 Budget represent a $7.91 billion, or 14.6%, increase from the FY2012-13 Budget.

Unfunded liabilities in the State's public retirement systems present a significant risk to the State's fiscal condition. The State has established five public retirement systems to provide retirement, disability retirement and survivor benefits, and other post-employment benefits such as retiree health care benefits to over 1 million active and retired members combined. None of these benefits are guaranteed by the State or subject to bargaining under the State's current public employee collective bargaining law. Funding for the retirement systems is provided by a combination of public employer and employee contributions based on percentages of each employee's compensation, with the employees' contributions being deducted from their paychecks. Those contribution percentages are either established in State law or by the retirement system board subject to a maximum contribution amount established in State law. Recent valuations of the State's retirement systems showed that the retirement systems had $70.32 billion in unfunded liabilities and $26.115 billion in unfunded liability for post-employment healthcare benefits.

Debt. The incurrence or assumption of debt by the State without a popular vote is, with limited exceptions, prohibited by the State Constitution. The State may incur debt to cover casual deficits or to address failures in revenues or to meet expenses not otherwise provided for, but limited in amount to $750,000. The Constitution expressly precludes the State from assuming the debts of any county, city, town or township, or of any corporation. Additionally, the State Constitution caps annual debt service applicable to future issuances of state direct obligations payable from the GRF or net State lottery proceeds to 5% of the total estimated GRF revenues plus net state lottery proceeds for the fiscal year of issuance.

By constitutional amendment, Ohio voters have authorized the incurrence of State general obligation debt and the pledge of taxes or excises to its payments. Currently, tax supported general obligation debt of the State is authorized to be incurred for the following purposes: highways, local infrastructure, coal development, natural resources, higher education, common schools, conservation, research and development, site development and veterans compensation. Although supported by the general obligation pledge, highway debt is also backed by a pledge of and has always been paid from the State's motor fuel taxes and other highway user receipts that are constitutionally restricted in use to highway related purposes.

As of June 30, 2013, the State had $7.47 billion in outstanding general obligation indebtedness and $1.79 billion in outstanding special obligation indebtedness, for a total of $9.26 billion payable from the GRF. The State also had $1.73 billion in debt obligations payable from non-GFR sources, including highway user receipts.

Actual annual GRF debt service in FY2013 was $820.3 million, $20.2 million (2.4%) below the initial estimate, and annual debt service paid from non-GRF revenues are estimated to be $322.7 million. The year-to-year growth in debt service is the result of an end to certain debt restructurings that began in FY2013. Future annual GRF debt service is projected to be $1.21 billion in FY2013, $1.22 billion in FY2014, and $1.20 billion in FY2015, while annual debt service paid from non-GRF revenues is forecasted at $328.3 million in FY2014, $251.9 million in FY2015 and $152.5 million in FY2016.

Litigation. The State, its officials and employees are named as defendants in legal proceedings that occur in the normal course of governmental operations. Some of these proceedings involve claims for substantial amounts, which if decided against the State might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the ultimate outcome of such proceedings, estimate the potential impact on the ability of the State to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on a fund's investments.

Credit Rating. As of July 3 2013, Ohio's general obligation debt was assigned a rating of by Aa1 Moody's Investors Service, Inc. and AA+ by both Standard & Poor's Rating Services and Fitch, Inc. These ratings reflect only the views of the respective rating agency, an explanation of which may be obtained from each such rating agency. There is no assurance that these ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by the rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the securities issued by the State, its municipalities, and their political subdivisions, instrumentalities, and authorities.

Virginia

Introduction. With a population of over 8 million, the Commonwealth of Virginia ("Commonwealth") is the twelfth most populous state in the United States. Although its economy is diverse, it has major components in the education and health services sectors, the retail trade sector, and the professional and business services sector. In addition, government agencies at the federal, state and local levels employ a significant portion of Virginia's population. As these sectors represent the largest share of employment in the Commonwealth, economic problems or factors that adversely impact these sectors may have a negative effect on the value of the Commonwealth's municipal securities, which may reduce the performance of a fund.

During the recent recession, Virginia experienced a significant economic downturn. While some signs of improvement have appeared, this recovery may be slow as the Commonwealth continues to face significant fiscal challenges including the underfunding of the Commonwealth's pension funds and the potentially harmful impact that mandatory reductions in federal spending may have on the Commonwealth. Furthermore, the economic outlook in the rest of the country remains uncertain. Another economic downturn could significantly impact the Commonwealth's finances and, therefore, its municipal securities. Moreover, the level of public debt in the Commonwealth may affect long-term growth prospects and could cause some municipalities to experience financial hardship. As a result of these and other factors, the Commonwealth has faced fiscal stress in recent years.

There can be no assurances that the Commonwealth will not continue to face fiscal stress or that such circumstances will not become more difficult in the future. Furthermore, there can be no guarantee that the current economic situation and the lingering effects from the recession or recent federal actions, such as the expiration of the federal payroll tax holiday, increases in taxes on certain high-income individuals, and mandatory cuts to federal spending known as "sequestration," will not have a materially adverse impact on the Commonwealth's financial condition. Any deterioration in the Commonwealth's financial condition may have a negative affect on the value of the securities issued by the Commonwealth and its municipalities, which could reduce the performance of a fund.

Economic Climate. According to the U.S. Department of Commerce, residents of Virginia received over $385 billion in estimated personal income in 2012. As a result, residents of Virginia had a per capita income of $47,082, which compared favorably to the national average of $42,693 during that period.

Virginia's civilian labor force consists of approximately 3.6 million individuals. This figure includes individuals with agricultural and nonagricultural employment, the unemployed, the self-employed and residents who commute to jobs in other states. As of April 2013, Virginia had an unemployment rate of approximately 5.2%, which was down from a high of 7.3% in January 2010. Virginia's unemployment rate was below the national average of 7.5% in April 2013.

In FY2012, the nation continued its slow recovery from what is considered the worst financial and economic downturn since the Great Depression. Economic data show that the upward trend in the Commonwealth continues to be better in many respects than at the national level. During FY2012, the Commonwealth's nonfarm employment growth rate improved slightly for the second year in a row, increasing by 1.6% as compared to 1.5% at the national level. The Commonwealth's total personal income also continued to rise faster than expected, increasing by 4.1% during FY2012. Total taxable sales in the Commonwealth experienced an increase of 4.7% over FY2011. Following a small decline in FY2011, housing prices in the Commonwealth experienced a slight increase of 0.4% in FY2012. However, this slight increase beat the change in housing prices at the national level, which declined by 0.6% in FY2012.

Although the Commonwealth has continued to perform better than the nation in many areas of growth, several areas of weakness persist. Economic indicators show that the housing market in the Commonwealth increased by 10.6% in FY2012, slower than the 19.7% experienced nationally during that period. In addition, income from wages and salaries, which accounted for 55% of total personal income in FY2012, grew by only 2.6%, lagging the forecasted growth of 3.3% during the fiscal year. Moreover, the Commonwealth gained only 10,200 new jobs in the professional and business services sector in FY2012, well below the forecasted gain of 22,000 jobs. Likewise, the construction industry lost 3,400 jobs in FY2012 instead of gaining the predicted 1,300 jobs during that period. Overall employment in the Norfolk-Virginia Beach-Newport News region, which accounts for 20% of the employment in the Commonwealth, also fell below expectations in FY2012.

Going forward, employment and personal income growth in the Commonwealth is expected to be slower than growth at the national level. As of November 2012, personal income in the Commonwealth is projected to grow 3.4% in FY2013 and 4% in FY2014. Wages and salaries are expected to grow 3.5% in FY2013 and 3.8% in FY2014. Employment is expected to increase modestly by 1% and 1.3% in FY2013 and FY2014, respectively. Employment in the professional and business services sector is forecast to increase by 1.8% in FY2013. Construction employment is expected to grow by 0.7% in FY2013. Should the Commonwealth perform as expected, FY2013 would mark the first year of growth in construction employment since FY2006.

Budget. The Governor is required by statute to present a bill detailing his budget for the next biennium ("Budget Bill") and a narrative summary of the bill to the General Assembly by December 20 in the year immediately prior to each even-year session. The Budget Bill is introduced in both the House of Delegates and the Senate. It is referred to the House Appropriations and Senate Finance Committees, which hold joint meetings to hear from interested parties and representatives of the Commonwealth's various agencies. The Budget Bill is then approved by each Committee in an open session and reported to the respective floors for consideration, debate, amendment and passage. After the bill has passed both houses, differences between the House and Senate versions are reconciled by a conference committee from both houses. Once the Budget Bill is given to the Governor for signature, Virginia's constitution grants the Governor the authority to veto the appropriations contained in the Budget Bill. Once enacted, however, the bill becomes law.

On June 11, 2012, the Governor signed into law the Commonwealth's biennial budget for FY2013 and FY2014 ("Initial Budget"). The $86.53 billion budget represents an increase of $5.7 billion (7.11%) from the previous biennium. Of this total, the Initial Budget appropriated nearly $34.84 billion from the Commonwealth's General Fund, an increase of 8.84% from the previous budget. In addition, the Initial Budget projected total revenues of approximately $90.2 billion, an increase of $4.96 billion (5.82%) from the FY2011-12 budget. The Initial Budget projected revenues and transfers attributable to the General Fund for FY2013 and FY2014 to total more than $34.85 billion, which represents an increase of 8.85% from the projections contained in the previous biennial budget.

Virginia's Constitution requires the Governor to ensure that budgeted expenses do not exceed total revenues anticipated plus fund balances during the period of two years and six months following the end of the General Assembly session in which the biennial appropriations are made. A Revenue Stabilization Fund was established by constitutional amendment to help offset anticipated shortfalls in revenues in years when revenues are forecast to decline by more than 2% of the certified tax revenues collected in the most recently ended fiscal year. In those years, the General Assembly may appropriate for transfer up to one-half of the Revenue Stabilization Fund balance to the General Fund. The maximum balance in the Revenue Stabilization Fund cannot exceed 15% of the Commonwealth's average annual tax revenues derived from income and retail sales taxes for the three immediately preceding fiscal years. The Initial Budget provides additional deposits into the Revenue Stabilization Fund of $132.7 million in FY2013 and $166.4 million in FY2014. As of June 30, 2012, the Revenue Stabilization Fund had principal and interest on deposit of $303.6 million. During FY2012, no withdrawal or deposit other than interest earnings were required for the Revenue Stabilization Fund. However, based on revenue collections in FY2011 and FY2012, the Commonwealth is required to deposit $132.7 million and $244.6 million in the Revenue Stabilization Fund in FY2013 and FY2014, respectively.

One of the biggest risks to Virginia's fiscal health continues to be the underfunding of the Commonwealth's pension plans. The Commonwealth contributes to four defined benefit pension plans, each of which is administered by the Virginia Retirement System ("System"). The System acts as a common investment and administrative agent for the Commonwealth, its political subdivisions and its local school boards. The largest of these defined benefit pension plans is the Virginia Retirement System ("VRS"). Membership in the VRS consists of Commonwealth employees, public school teachers and employees of political subdivisions that have voluntarily joined the system. VRS covers over 330,000 active Commonwealth employees, teachers and covered employees of local governments. As of June 30, 2011, VRS had an unfunded actuarial liability of $22.6 billion. The Initial Budget will reduce this unfunded liability by making $2.21 billion in total employer contributions over FY2013 and FY2014.

In May 2013, the Governor adopted amendments to the Initial Budget, which affect the remainder of the biennium ("Budget Amendments"). The Budget Amendments include $284.5 million in General Fund resources above those assumed in the Initial Budget, resulting primarily from increased tax collections over FY2012 estimates. This increase in resources is offset, in part, by revisions to the Commonwealth's economic growth rates for FY2013 and FY2014. The Budget Amendments assume economic growth of 3.6% and 4.2% respectively for FY2013 and FY2014, rather than the 3.7% and 4.5% rates projected by the Initial Budget.

The Budget Amendments also include several tax policy changes that would reduce the General Fund revenue forecast by a total of $80.1 million. These changes include an increase in the existing sales tax dedicated to transportation from 0.5% to 0.55%, which would cost the General Fund an estimated $49 million FY2014, and a continued reduction in the number of retailers required to make accelerated sales tax payments, which is expected to cause the General Fund to lose $20.8 million in revenues in FY2014.

The Budget Amendments include net new General Fund spending, after required transfers, of $279.5 million. Additional General Fund spending of approximately $892.1 million, including deposits to the Revenue Stabilization Fund, Medicaid, teacher and state employee compensation, and employee health insurance, is offset by almost $612.6 million in projected General Fund savings, largely due to Medicaid pharmacy rebates. The Budget Amendments also provide an additional $78.3 million to fully fund the required deposit of $244.6 million to the Revenue Stabilization Fund in FY2014, and set aside an additional $95 million for anticipated deposits required in the FY2015-2016 biennium. The Budget Amendments expect to leave an unappropriated balance of $11.6 million in the General Fund for FY2015.

Although the Budget Amendments are projected to leave a General Fund balance for FY2015, recent federal actions may jeopardize the revenue estimates contained in the Budget Amendments. On March 1, 2013, as required by the Budget Control Act of 2011 ("BCA"), the President of the United States signed an executive order reducing the budgeting authority in accounts subject to sequestration under the BCA. As a result, $1.2 trillion of automatic cuts to federal spending in designated agencies and programs will occur between FY2013 and FY2021. Due to its proximity to Washington, DC, and the presence of several significant military installations in Virginia, it is possible that these cuts may have a disproportionate impact on the Commonwealth. Estimates for job losses in the Commonwealth resulting from these cuts range from 130,000 to over 200,000. Such job losses may have a negative effect on personal income, consumer spending and income tax revenues in the Commonwealth. Given the uncertainty surrounding these spending cuts, the ultimate impact on tax revenues is not known at this time. However, these cuts may result in increased fiscal stress in Commonwealth, which could negatively affect the value of Virginia's municipal securities.

In anticipation of the financial consequences of reduced federal government funding, the Commonwealth created the Federal Action Contingency Trust Fund ("FACT Fund"), which is designed to continue programs directly affected by federal spending cuts. In FY2013, the FACT Fund was funded with an initial deposit of $30 million. An additional appropriation of $20 million is budgeted for FY2014. In addition, constitutionally mandated deposits to the Commonwealth's Revenue Stabilization Fund will increase the amount contained therein to $680.9 million by FY2014. Combined, these programs may help to mitigate some of the harmful effects caused by the mandatory reductions in federal spending.

Debt. The Constitution of Virginia provides for the issuance of debt by or on behalf of the Commonwealth. Sections 9(a), (b) and (c) provide for the issuance of debt to which the Commonwealth's full faith and credit is pledged and Section 9(d) provides for the issuance of debt not secured by the full faith and credit of the Commonwealth, but which may be supported by and paid from Commonwealth tax collections subject to appropriations by the General Assembly. In addition, certain authorities and institutions of the Commonwealth may issue debt obligations. As of June 30, 2012, the total outstanding debt of the Commonwealth was $36.1 billion. Tax-supported debt constitutes roughly $14.2 billion of this total, while the remaining $21.9 billion is not supported by taxes collected by the Commonwealth. Virginia is projected to incur more than $1.9 billion in costs to service its outstanding tax-supported debt obligations in FY2013 and FY2014, combined. However, these figures may not represent the total amount appropriated in each fiscal year for such obligations.

Litigation. The Commonwealth, its officials and employees are named as defendants in legal proceedings that occur in the normal course of governmental operations. Some of these proceedings involve claims for substantial amounts. It is not possible at the present time to estimate the ultimate outcome or liability, if any, of the Commonwealth with respect to these lawsuits. However, any ultimate liability resulting from these suits is not expected to have a material adverse affect on the financial condition of the Commonwealth.

The Commonwealth, its officials and employees are named as defendants in legal proceedings that occur in the normal course of governmental operations. Some of these proceedings involve claims for substantial amounts, which if decided against the Commonwealth might require the Commonwealth to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the ultimate outcome of such proceedings, estimate the potential impact on the ability of the Commonwealth to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on a fund's investments.

Credit rating. As of July 3, 2013, Virginia's general obligation debt was assigned a rating of Aaa by Moody's Investors Service, Inc. and AAA by both Standard & Poor's Rating Services and Fitch, Inc. These ratings reflect only the views of the respective rating agency, an explanation of which may be obtained from each such rating agency. There is no assurance that these ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by the rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the securities issued by the Commonwealth, its municipalities, and their political subdivisions, instrumentalities, and authorities.

Commonwealth of Puerto Rico

Introduction. With a population of over 3.7 million, the Commonwealth of Puerto Rico ("Commonwealth") has a larger population than many states in the United States. Although its economy is diverse, Puerto Rico has major components in the retail trade sector, the professional and business services sectors, the education and health services sectors and the manufacturing sector. In addition, governmental agencies at the local and federal levels employ a significant number of the Commonwealth's residents. Combined, these sectors employ approximately 65% of the Commonwealth's workers. As these sectors represent the largest share of employment in the Commonwealth, economic problems or factors that adversely impact these sectors may have a negative effect on the value of the Commonwealth's municipal securities, which may reduce the performance of a fund.

During the recent recession, Puerto Rico experienced a significant economic downturn. While some signs of improvement have appeared, any recovery may be slow as the Commonwealth continues to face significant fiscal challenges including substantial underfunding of the Commonwealth's retirement systems, sizeable debt service obligations and the potentially harmful impact that mandatory reductions in federal spending may have on the Commonwealth. Furthermore, the economic outlook in the rest of the country remains uncertain. Another economic downturn could significantly impact the Commonwealth's finances and, therefore, its municipal securities. Moreover, the level of public debt in the Commonwealth may affect long-term growth prospects and could cause the Commonwealth to experience financial hardship. As a result of these and other factors, the Commonwealth has faced significant budget shortfalls and severe fiscal stress in recent years.

There can be no assurances that the Commonwealth will not continue to face fiscal stress or that such circumstances will not become more difficult in the future. Furthermore, there can be no guarantee that the current economic situation and the lingering effects from the recession or recent federal actions, such as the expiration of the federal payroll tax holiday, increases in taxes on certain high-income individuals, and mandatory cuts to federal spending known as "sequestration," will not have a materially adverse impact on the Commonwealth's financial condition. Any deterioration in the Commonwealth's financial condition may have a negative effect on the value of the securities issued by the Commonwealth, which could reduce the performance of a fund.

Economic Climate. Residents of Puerto Rico received over $62.3 billion in estimated personal income in FY2012. As a result, residents of Puerto Rico had a per capita income of $16,934, far below the national average of $42,693 during that period.

Puerto Rico's civilian labor force consists of approximately 1.17 million individuals. As of April 2013, Puerto Rico had an unemployment rate of approximately 13.7%, which is down from a high of 16.6% in May 2010. Puerto Rico's unemployment rate was significantly higher than the national average of 7.5% in April 2013.

Puerto Rico's recent unemployment rates continue a trend of high unemployment rates in the Commonwealth over the last decade. From FY2000 to FY2012, total employment in Puerto Rico decreased at an average annual rate of 0.9%. During the first nine months of FY2013, however, total employment grew by an average of 0.1% from the same period in the prior fiscal year.

Puerto Rico's economy is closely linked to the economy of the United States. In recent years, however, the performance of Puerto Rico's economy has diverged from the performance of the United States economy. Puerto Rico's economy entered into a recession in the fourth quarter of FY2006, two years before the rest of the United States. Puerto Rico's real gross national product contracted by 1.2% in FY2007, 2.9% in FY2008, 3.8% in FY2009, 3.6% in FY2010 and 1.6% in FY2011. Meanwhile, the real gross national product of the United States grew by 1.7% in FY2007 and 2.5% in FY2008, contracted by 3.4% in FY2009, and grew by 0.5% in FY2010 and 2.5% in FY2011. Puerto Rico's gross national product grew by 0.1% in FY2012, while the United States' gross national product grew by 2.1% during that period.

In April 2013, the Puerto Rico Planning Board released its revised gross national product forecast for the Commonwealth in FY2013 and FY2014. The Planning Board projects that the Commonwealth's real gross national product will decline by 0.4% in FY2013. This projection represents a downward revision from the Planning Board's earlier forecast of 1.1% growth in FY2013. The revised forecast was based largely on the estimated impact that recent federal actions, such as the expiration of the federal payroll tax holiday, increases in taxes on certain high-income individuals, and mandatory cuts to federal spending will have on the Commonwealth. In contrast, the Planning Board projects that the Commonwealth's real gross national product will increase by 0.2% in FY2014. This estimate is based primarily on projected growth in the United States economy, as well as increased tourism activity, personal consumption expenditures and federal transfers to individuals in the Commonwealth. The projections for FY2014 also take into account estimated growth in the Commonwealth's construction industry during the year.

Budget. On April 25, 2013, the Governor presented his proposed budget for FY2014 ("Proposed Budget"). The Proposed Budget would provide for total Commonwealth expenditures of $15.89 billion during the fiscal year, an increase of $647.24 million (4.2%) from FY2013. Of these total expenditures, $9.835 billion would come from the Commonwealth's General Fund, which would represent an increase $752.3 million (8.2%) from budgeted FY2013 appropriations. The major drivers of spending in the Proposed Budget would include $4.635 billion for education, $3.067 billion for welfare and $1.678 billion for public safety and protection.

Against these expenditures, the Proposed Budget projects total government resources of approximately $16.05 billion, an increase of $437.78 million (2.77%) from FY2013. Under the Proposed Budget, the General Fund is expected to receive total revenues of $9.635 billion. The expected General Fund revenues would represent an increase of approximately $885 million (10.1%) from budgeted General Fund revenues for FY2013. The increase in projected General Fund revenues from FY2013 is expected to result primarily from the elimination of various exemptions to the Commonwealth's Sales Tax and projected increases in the Commonwealth's excise taxes that would take effect in FY2014.

Since 2000, the Commonwealth has faced a number of fiscal challenges, including an imbalance between its General Fund revenues and expenditures. This imbalance reached its highest historical level of $3.306 billion in FY2009, when revenues were $7.583 billion and expenditures were $10.89 billion. Through various measures designed to increase revenues and reduce expenses, the Commonwealth reduced the General Fund deficit between FY2010 and FY2012. For FY2013, however, the deficit is projected to increase to $1.602 billion. The Proposed Budget contemplates a deficit of $775 million in FY2014, consisting of $575 million of general obligations debt service payments to be restructured and $200 million of deficit financing. Although the Commonwealth continues to pursue deficit reduction policies, and recently enacted a comprehensive revision of its pension system, the Commonwealth's ability to continue to reduce its deficit will depend in part on its ability to continue increasing revenues and reducing expenditures, which in turn depends on a number of factors, including improvements in economic conditions.

In addition, growing unfunded pension obligations in the Commonwealth's three retirement systems continue to add considerable stress to Commonwealth's fiscal condition. The Commonwealth's retirement systems include the Employees Retirement System, the Teachers Retirement System and the Judiciary Retirement System. These systems are funded primarily with budget appropriations from the Commonwealth's General Fund. As of June 30, 2011, the unfunded actuarial accrued liabilities for the Employees Retirement System, the Teachers Retirement System and the Judiciary Retirement System were $23.7 billion, $9.1 billion and $319 million, respectively. Accordingly, the funded ratios of these systems were 6.8%, 20.8% and 16.7%, respectively. The Proposed Budget would include special General Fund pension contributions totaling $734.2 million in FY2014, an increase of $244.66 million (49.97%) from budgeted General Fund expenditures in FY2013.

On June 30, 2013, the Governor signed the Commonwealth's budget for FY2014 into law ("FY2014 Budget"). The FY2014 Budget largely follows the recommendations contained in Proposed Budget. Under the enacted budget, the Commonwealth is projected to make appropriations from the General Fund totaling $9.77 billion, a reduction of approximately $65 million from the Governor's proposal. The FY2014 Budget would rely on $245 million of deficit financing to close the gap between budgeted General Fund revenues and expenditures, an increase of $45 million from the Proposed Budget. The enacted budget is expected to reduce the Commonwealth's structural deficit to $810 million by the end of FY2014.

Investors should be aware that Puerto Rico has received substantial support from the federal government in recent years as part of the federal government's stimulus program. Under this program, the Commonwealth expects to receive total transfers of $7.09 billion from the federal government. As of May 11, 2012, approximately $6.1 billion in federal stimulus funds had been disbursed by the Commonwealth. This distribution accounts for 86% of the total stimulus funds awarded to the Commonwealth. The Commonwealth is projected to disburse a total of $680 million of these funds in FY2013. As the federal stimulus program has now ended, the Commonwealth can no longer rely on these transfers from the federal government to fund its various obligations, which may increase the pressure on the Commonwealth's fiscal and economic condition.

In addition, Puerto Rico relies heavily on transfers from the federal government related to specific programs and activities in the Commonwealth. For example, total U.S. federal transfer payments to individuals in the Commonwealth were $16.0 billion in FY2012. Entitlements for previously performed services, or those resulting from contributions to programs such as Social Security, Veterans' Benefits, Medicare and U.S. Civil Service retirement pensions, were $11.3 billion in FY2012. These entitlements amounted to 70.4% of the total federal transfer payments to individuals in the Commonwealth. The remaining portion of federal transfers consist of grants such as Nutritional Assistance Program grants and Pell Grant scholarships for higher education.

In addition, recent federal actions, such the mandatory cuts to federal spending, may also reduce government expenditures in Puerto Rico. On March 1, 2013, as required by the Budget Control Act of 2011 ("BCA"), the President of the United States signed an executive order reducing the budgeting authority in accounts subject to sequestration under the BCA. As a result, $1.2 trillion of automatic cuts to federal spending in designated agencies and programs will occur between FY2013 and FY2021. Because of the Commonwealth's dependence on federal transfers, the implementation and continuation of these cuts is expected to result in an modest economic contraction for the Commonwealth in FY2013. Given the uncertainty surrounding these spending cuts, the ultimate impact on tax revenues collected in the Commonwealth is not known at this time. However, these cuts may result in increased fiscal stress in Puerto Rico, which could have a negative effect on the value of Commonwealth's municipal securities.

Debt. As of March 31, 2013, the Commonwealth had approximately $70.45 billion in public sector debt outstanding, of which $24.11 billion was related to the Commonwealth's General Fund. Based on the public sector debt outstanding, the Commonwealth is expected to incur debt service requirements of $832.85 million in FY2013 and $829.07 million in FY2014. These figures may not represent the amount appropriated for debt service by the Commonwealth in a given year.

Litigation. The Commonwealth, its officials and employees are named as defendants in legal proceedings that occur in the normal course of governmental operations. Some of these proceedings involve claims for substantial amounts, which if decided against the Commonwealth might require the Commonwealth to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the ultimate outcome of such proceedings, estimate the potential impact on the ability of the Commonwealth to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on a fund's investments.

Recovery of Medicaid Funds. The Commonwealth is a defendant in two lawsuits filed by certain Federally Qualified Health Centers ("FQHCs") that seek to recover approximately $800 million in Medicaid payments, which the Commonwealth failed to make. The local court hearing the case ruled that the Commonwealth must make payments to the FQHCs to cover the difference between the reimbursements the FQHCs are owed and the amounts they are paid by outside managed care organizations. The Court of Appeals of Puerto Rico held that the Commonwealth could deduct from the payments to the FQHCs certain grants received by these centers from the federal government. The final amounts owed by the Commonwealth to the FQHCs are still being determined.

Simultaneously, the FQHCs proceeded in their case against the Commonwealth in federal court. After several procedural decisions, the district court recently granted a preliminary injunction against 15 of the 17 FQHCs, and granted a request by the Commonwealth for sovereign immunity under the Eleventh Amendment of the United States Constitution. The remaining FQHCs immediately filed an appeal. The Commonwealth filed a counter-appeal regarding the district court's interpretation of certain components of the formula used to calculate payments owed to the plaintiffs under the preliminary injunction. The appeal is currently pending. However, as of December 31, 2012, the Commonwealth accrued $500 million in its financial statements for this potential legal contingency.

Special Education Students. The Commonwealth is also a defendant in a class action from 1980 brought by parents of special education students before Commonwealth courts alleging that the Puerto Rico Department of Education had failed to provide legally required special education and related services. Assuming a court grants damages to the plaintiffs, the Commonwealth estimates that each plaintiff could receive at least $5,000. Based on a current enrollment of 120,000 students, the total award could amount to at least $600 million. The Commonwealth has indicated that it plans to defend each case, and as of December 31, 2012, had accrued $600 million in its financial statements for this legal contingency.

Credit rating. As of July 3, 2013, Puerto Rico's general obligation debt was assigned a rating of Baa3 by Moody's Investors Service, Inc. and BBB- by both Standard & Poor's Rating Services and Fitch, Inc. These ratings reflect only the views of the respective rating agency, an explanation of which may be obtained from each such rating agency. There is no assurance that these ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by the rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the securities issued by the Commonwealth and its political subdivisions, instrumentalities, and authorities.

Litigation. The Commonwealth, its officials and employees are named as defendants in legal proceedings that occur in the normal course of governmental operations, some involving claims for substantial amounts. It is not possible at the present time to estimate the ultimate outcome or liability, if any, of the Commonwealth with respect to these lawsuits. Generally, any ultimate liability resulting from these suits is not expected to have a material adverse affect on the financial condition of the Commonwealth. However, adverse judgments in the cases summarized below may have a material impact on the fiscal condition of the Commonwealth.

Recovery of Medicaid Funds. The Commonwealth is a defendant in two lawsuits filed by certain Federally Qualified Health Centers ("FQHCs") that seek to recover approximately $800 million in Medicaid payments, which the Commonwealth failed to make. The local court hearing the case ruled that the Commonwealth must make payments to the FQHCs to cover the difference between the reimbursements the FQHCs are owed and the amounts they are paid by outside managed care organizations. The Court of Appeals of Puerto Rico held that the Commonwealth could deduct from the payments to the FQHCs certain grants received by these centers from the federal government. The final amounts owed by the Commonwealth to the FQHCs are still being determined.

Simultaneously, the FQHCs proceeded in their case against the Commonwealth in federal court. After several procedural decisions, the district court recently granted a preliminary injunction against 15 of the 17 FQHCs, and granted a request by the Commonwealth for sovereign immunity under the Eleventh Amendment of the United States Constitution. The remaining FQHCs immediately filed an appeal. The Commonwealth filed a counter-appeal regarding the district court's interpretation of certain components of the formula used to calculate payments owed to the plaintiffs under the preliminary injunction. The appeal is currently pending. However, as of June 30, 2011, the Commonwealth accrued $500 million in its financial statements for this potential legal contingency.

Special Education Students. The Commonwealth is also a defendant in a class action from 1980 brought by parents of special education students before Commonwealth courts alleging that the Puerto Rico Department of Education had failed to provide legally required special education and related services. Assuming a court grants damages to the plaintiffs, the Commonwealth estimates that each plaintiff could receive at least $5,000. Based on a current enrollment of 120,000 students, the total award could amount to at least $600 million. The Commonwealth has indicated that it plans to defend each case, and as of June 30, 2011, had accrued $600 million in its financial statements for this legal contingency.

Credit rating. As of July 17, 2012, Puerto Rico's general obligation bonds were rated Baa1 by Moody's, BBB by Standard & Poor's and BBB+ by Fitch. Each such rating reflects only the views of the respective rating agency and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by such rating agency if in the judgment of such rating agency circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the securities issued by the Commonwealth, its municipalities and their political subdivisions, instrumentalities and authorities.

Guam

Introduction. As of the 2010 Census, Guam had a population of approximately 160,000. Guam's economy is heavily dependent upon revenues from tourism and United States federal military spending. As a result, economic problems or factors that adversely impact these sources of revenue may have a negative effect on the value of Guam's municipal securities, which may reduce the performance of a fund.

During the recent recession, Guam experienced a significant economic downturn. While some signs of improvement have appeared, any recovery may be slow as Guam continues to face significant fiscal challenges including a high unemployment rate and the potentially harmful impact that mandatory reductions in federal spending may have on Guam. Furthermore, the economic outlook in the rest of the country remains uncertain. An economic downturn in the United States or countries such as Japan, China, or Korea, which provide large sources of tourism to the island, could significantly impact the finances of Guam and, therefore, its municipal securities. Moreover, the level of public debt in Guam may affect long-term growth prospects and could cause Guam to experience financial hardship. As a result of these and other factors, Guam has faced fiscal stress in recent years.

There can be no assurances that Guam will not continue to face fiscal stress or that such circumstances will not become more difficult in the future. Furthermore, there can be no guarantee that the current economic situation and the lingering effects from the recession or recent federal actions, such as the expiration of the federal payroll tax holiday, increases in taxes on certain high-income individuals, and mandatory cuts to federal spending known as "sequestration," will not have a materially adverse impact on Guam's financial condition. Any deterioration in Guam's financial condition may have a negative effect on the value of the securities issued by Guam, which could reduce the performance of a fund.

Economic Climate. Guam's civilian labor force consists of approximately 72,500 individuals. This figure includes citizens of the Federated States of Micronesia, and the Republic of Marshall Islands, who are authorized by compact to accept employment in the United States and also, citizens of the Republic of Palau who are authorized by covenant to accept employment in the United States. As of December 2012, Guam had an unemployment rate of approximately 10.7%, which was down from a high of 14.0% in June 2012. Guam's unemployment rate was above the national average of 7.8% in December 2012.

Approximately 75% of Guam's workforce is employed in the private sector, with the remainder in government, both local and federal. In 2012, the private sector added 500 jobs, whereas the public sector lost 180 jobs. Some of the employment growth in the private sector can be attributed to increased activity in Guam's tourism and construction industries. The construction industry saw the largest increase in employment during the year, generating 280 new jobs in 2012. Federal employment decreased by 70 jobs in 2012, while the local government lost 110 jobs in 2012.

According to the United States Department of Commerce, Guam's GDP grew from $3.349 billion in 2002 to $4.577 billion in 2010. The 2010 GDP figure consists of approximately $2.8 billion of personal consumption expenditures, $2.9 billion of government consumption expenditures and gross investment, and $233 million of private fixed investment. This GDP figure is offset by approximately $1.4 billion of net exports. The Department of Commerce also estimates that Guam's real per capita GDP, measured in 2005 dollars adjusted for inflation, grew from $23,378 in 2002 to $25,420 in 2010.

Guam's real GDP increased 1.2% in 2010 after increasing 1.1% in 2009. For comparison, real GDP for the United States (excluding territories) decreased 2.4% in 2010 after increasing 1.7% in 2009. The largest contributor to the growth in Guam's real GDP during this period was federal government spending. The majority of this spending was by the Department of Defense. Federal spending increased in both 2010 and 2009. Increases in both years largely reflected increases in construction spending and compensation.

Tourism has represented the primary source of income for Guam's economy for over twenty-five years. Visitor arrivals rose to over 1,000,000 travelers for the first time in 1994 and have remained near or above that level ever since. Annual visitor arrivals averaged 1,175,648 from 2005 to 2012. There was a small decline in visitor arrivals in 2006 and then a marginal increase in 2007. Arrivals for 2008 declined due to the global recession.

Historically, Japanese tourists have accounted for the largest share of visitors to Guam. Accordingly, Guam's economy may be affected by economic conditions in Japan that reduce visits to the island. For example, arrivals for 2009 declined relative to 2008 due to a spike in diagnoses of the H1N1 virus in Japan in early 2009. After visitor arrivals increased approximately 14% from 2009 to 2010, arrivals for 2011 declined following the natural disasters that struck Japan in March 2011.

Although Japanese tourists still account for over 71% of all visitors to Guam, the total share of Japanese visitors has declined in recent years as Guam has attracted new visitors from South Korea and China. As a result, increased visits from Korean and Chinese tourists may reduce the impact of events, such as natural disasters, increased taxes, or weakening of the local currency, that may prevent Japanese tourists from visiting Guam. Due, in part, to increased arrivals from tourists in South Korea and China, the total number of visitor arrivals to Guam totaled 1.3 million in 2012, an increase of 12.8% from 2011. Even though total arrivals in 2012 reached their highest levels in recent years, total tourist arrivals remain approximately 5.3% below their peak of 1.38 million visitors in 1997.

The United States military presence on Guam also contributes significantly to the island's economy. Its strategic location close to Asia has increased its importance in the overall military strategy of the United States. As a result, the level of active duty military personnel and military civil service personnel in Guam increased from 2007 to 2010. Similarly, the amount paid by agencies of the federal government, including the Department of Defense, to companies for work performed in Guam also increased, averaging $533 million per fiscal year between FY2005 and FY2011. In addition, congressional authorizations for appropriations for military construction and family housing projects in Guam increased steadily between FY2007 and FY2010.

In 2006, the United States and Japan reached an agreement to relocate 9,000 Marines and their dependents from Japan to Guam by 2014. This planned growth would require a substantial amount of new facilities, upgrades to existing facilities and infrastructure improvements, possibly totaling as much as $10 billion. However, in April 2012, the United States and Japan reached a revised agreement regarding the relocation of Marines from Japan to Guam. Under the new agreement, only 5,000 Marines would be transferred to Guam, while the remaining Marines would be transferred to other military installations in Hawaii and Australia. The revised agreement is expected to reduce Japan's funding for the relocation to Guam by approximately $3 billion.

In addition, recent federal actions, such as sequestration, may also reduce government expenditures in Guam. On March 1, 2013, as required by the Budget Control Act of 2011 ("BCA"), the President of the United States signed an executive order reducing the budgeting authority in accounts subject to sequestration under the BCA. As a result, $1.2 trillion of automatic cuts to federal spending in designated agencies and programs will occur between FY2013 and FY2021. Because of the island's dependence on federal spending, the implementation and continuation of these cuts is expected to result in a modest economic contraction for Guam. Given the uncertainty surrounding these spending cuts, the ultimate impact on tax revenues collected in Guam is not known at this time. However, these cuts may result in increased fiscal stress in Guam, which could have a negative effect on the value of Guam's municipal securities.

Budget. On January 31, 2013, the Governor of Guam presented his executive budget for FY2014 ("Proposed Budget"). The Proposed Budget calls for total appropriations of $774 million, roughly in line with the budget for FY2013. The Proposed Budget projects total gross revenues for the General Fund of $702.4 million, which would represent an increase of $13.3 million (1.9%) from the budgeted revenues for FY2013. Mandatory set asides would reduce available General Fund revenues to $565.6 million for FY2014, which would represent a decrease of $10.1 million (17.5%) from available General Fund revenues for FY2013. The Proposed Budget also projects Special Fund revenues of $164.7 million and Federal Matching Grants-in-Aid of $43.7 million.

The Proposed Budget focuses expenditures on improvements for public education, public health and public safety. The Proposed Budget would allocate approximately $326 million to fund public education programs in Guam. These expenditures would account for nearly 42% of total revenues available for appropriation in FY2014. The Proposed Budget plans to appropriate approximately $121.7 million to fund public health programs throughout the island. In addition, the Proposed Budget would appropriate almost $100 million for public safety programs, including an increase of 5.2% for the Guam Police Department from FY2013 and an increase of 8.5% for the Guam Fire Department from FY2013.

Debt. Guam is prohibited from authorizing or allowing the issuance of public debt in excess of 10% of the aggregate tax valuation of the property in Guam. Public debt does not include bonds or other obligations payable solely from revenues derived from any public improvement or undertaking, and obligations for the payment of which appropriations are required on an annual basis. As of the most recent available valuation, the public debt of Guam may not exceed $1.14 billion. As of January 1, 2013, the Government of Guam had total outstanding debt of approximately $2.18 billion.

Litigation. Guam, its officials and employees are named as defendants in legal proceedings that occur in the normal course of governmental operations. Some of these proceedings involve claims for substantial amounts, which if decided against Guam might require Guam to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the ultimate outcome of such proceedings, estimate the potential impact on the ability of Guam to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on a fund's investments.

Credit rating. As of July 3, 2013, Guam's general obligation debt was assigned a rating of B+ by Standard & Poor's Rating Services. This rating reflects only the views of the respective rating agency, an explanation of which may be obtained from that rating agency. There is no assurance that this rating will continue for any given period of time or that it will not be revised or withdrawn entirely by the rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the securities issued by Guam or its political subdivisions, instrumentalities and authorities.

United States Virgin Islands

Introduction. The United States Virgin Islands ("Virgin Islands") is an unincorporated territory of the United States with separate executive, legislative and judicial branches of government. As of the 2010 Census, the population of the Virgin Islands was estimated at 106,405, a decrease of 0.9% from 2009. The economy of the Virgin Islands is heavily dependent upon revenues from tourism. Major sectors of the Virgin Islands' economy include the trade, transportation and utilities sector, the retail trade sector, and the government sector. As these sectors represent the largest share of employment in the Virgin Islands, economic problems or factors that adversely impact these sectors may have a negative effect on the value of the Virgin Islands' municipal securities, which may reduce the performance of a fund.

During the recent recession, the Virgin Islands experienced a significant economic downturn. While some signs of improvement have appeared, any recovery may be slow as the Virgin Islands continues to face significant fiscal challenges including a rising unemployment rate and declining government revenues. Furthermore, the economic outlook in the rest of the country remains uncertain. Another economic downturn could significantly impact the finances of the Virgin Islands and, therefore, its municipal securities. Moreover, the level of public debt in the Virgin Islands may affect long-term growth prospects and could cause the Virgin Islands to experience financial hardship. As a result of these and other factors, the Virgin Islands have faced fiscal stress and budgetary shortfalls in recent years.

There can be no assurances that the Virgin Islands will not continue to face fiscal stress or that such circumstances will not become more difficult in the future. Furthermore, there can be no guarantee that the current economic situation and the lingering effects from the recession or recent federal actions, such as the expiration of the federal payroll tax holiday, increases in taxes on certain high-income individuals, and mandatory cuts to federal spending known as "sequestration," will not have a materially adverse impact on the fiscal condition of the Virgin Islands. Any deterioration in the Virgin Islands' financial condition may have a negative effect on the value of the securities issued by the Virgin Islands, which could reduce the performance of a fund.

Economic Climate. In 2011, per capita income of the Virgin Islands was $22,271, an increase of approximately 3.0% from 2010. Although personal income on the islands increased in 2011, it remained significantly below the national average of $41,663 in 2011.

The civilian labor force of the Virgin Islands consists of approximately 47,800 individuals. As of April 2013, the Virgin Islands had an unemployment rate of approximately 13.2%, which was down from a high of 13.7% in January 2013. The Virgin Islands' unemployment rate was above the national average of 7.5% in April 2013.

In 2003, the unemployment rate in the Virgin Islands rose to 9.4% due primarily to the cessation of construction projects at the HOVENSA oil refinery in St. Croix. The construction projects employed approximately 2,000 construction workers. However, between 2003 and 2008 the unemployment rate steadily declined to 5.8%. As a result of the global financial crisis, the unemployment rate increased in 2009 and 2010, reaching an annual rate of 8.1% in 2010. The average unemployment rate in 2011 was 9.1%.

In January 2012, the operators of the HOVENSA oil refinery announced that they would close the refinery, laying off approximately 1,200 employees and 950 subcontractors. At the time of its closure, HOVENSA was the third largest oil refinery in the western hemisphere and the largest private employer in the Virgin Islands. The closure of the oil refinery is estimated to represent a $580 million reduction in direct gross economic output, or approximately 13% of the Virgin Islands' total gross territorial product. In addition, the HOVENSA closure is expected to cost the government of the Virgin Islands nearly $140 million in annual tax revenues. Because the HOVENSA refinery was one of the largest employers in the Virgin Islands, unemployment rates in the Virgin Islands have increased to levels not experienced in over 30 years. As a result of this closure, and continued weak economic growth in the United States, the economic outlook for the Virgin Islands remains challenging as total growth is expected to contract for FY2012 before rebounding partially in FY2013.

Although the closure of HOVENSA continues to have a severe impact on the local economy, signs of encouragement from the tourism market began to emerge in 2012. The tourism industry accounts for nearly 60% of the GDP of the Virgin Islands. Approximately two million (2,000,000) tourists visit annually via cruise ship and air arrivals. After decreasing by 13.9% from 2007 to 2009, total tourist visits increased by 19.5% from 2009 to 2011. The majority of the tourists arrive in the Virgin Islands via cruise ships. Although total cruise passengers decreased by almost 10% from 2008 to 2009, total cruise passengers increased by nearly 27% between 2009 and 2011. Likewise, air visitors increased by approximately 2% between 2009 and 2011. However, recent results have diminished the chances that the tourism industry will grow significantly in 2013. As of May 2013, total cruise passenger arrivals in the Virgin Islands for the year-to-date period were down 2.5% from their 2012 levels. Similarly, the total number of tourists arriving by air declined by 3.4% from their 2012 levels.

The United States continues to be the primary source for visitors to the territory. Therefore, sustained gains in the tourism industry are dependent upon continued economic growth in the United States. In order to expand its tourism industry and insulate the islands from potential economic declines in the United States, the Virgin Islands plans to increase its tourism marketing to other countries and regions. The Virgin Islands recently began a charter service from Denmark to St. Croix, which has provided growth from the Scandinavian countries. Additionally, new service from Canada, which began in FY2012, should allow the territory to explore opportunities for an increased number of both leisure and group travelers. Continued efforts to encourage visitors from within the Caribbean region are also expected to play a major role in growing the Virgin Islands' tourism industry during FY2013.

Tourism-related services continue to bolster private sector enterprises. Private sector activities include, but are not limited to, wholesale and trade, manufacturing (petroleum refining, textiles, electronics, pharmaceuticals and watch assembly), construction and mining. The agricultural sector remains small, which requires most of the islands' food to be imported. International business and financial services are a small but growing component of the economy. Telecommunications, in tandem with other emerging technologies, present growth potential as exploration continues into accessibility and speed of broadband DSL connectivity.

Overall, the underlying fundamentals of the local economy are volatile. Increasing unemployment, decreasing revenues and sluggish performance in the tourism industry have combined to place significant fiscal pressure on the local government. It is possible that fiscal challenges facing the Virgin Islands could impact the ability of the territory to satisfy the obligations on its outstanding debt. Any such outcome would likely reduce the value of the municipal securities issued by the Virgin Islands and its political subdivisions, instrumentalities, and authorities, which may reduce the performance of a fund.

Budget. In recent fiscal years, the government has experienced substantial fluctuations in revenues and expenditures as well as recurring deficits. For FY2009, the government reported an audited budgetary shortfall of $475.4 million. After taking into account transfers from other funds and other financing sources, such as bond and loan proceeds, the government reported an audited shortfall of revenues over expenditures of $83.6 million. The government ended FY2009 with a net deficit of $739.8 million on its balance sheet. Based on unaudited results, the government estimates that it ended FY2010 and FY2011 budget shortfalls of $302.5 million and $215.7 million, respectively. The Virgin Islands' Office of Management and Budget projects a shortfall of revenues over expenditures of approximately $60 million in FY2012, $35 million in FY2013, and $25 million for FY2014.

The Virgin Islands has taken a series of actions to reduce the operating budget and address the operating deficit including reducing salaries of government employees by 8% and instituting personnel reductions. The combined savings from the personnel reductions for FY2012 are estimated to be $40 million. In addition, the Virgin Islands Legislature authorized the reduction of the required balance in the Insurance Guaranty Fund from $50 million to $10 million until September 30, 2015, allowing the government to release $13.5 million to the General Fund in FY2012. The Virgin Islands Legislature also increased the gross receipts tax rate from 4.5% to 5.0%, among other things.

On June 29, 2012, the Governor of the Virgin Islands submitted his proposed budget for FY2013 ("Proposed Budget"). The Proposed Budget requested General Fund appropriations of $695.8 million, a decrease of 4.8% from FY2012 and 11% from FY2011. These reduced expenditures resulted primarily from the austerity measures implemented by the government in 2011 and 2012. In response to reduced revenues and other weak economic performance, the Proposed Budget would continue these measures in FY2013. Major drivers of General Fund spending under the Proposed Budget include $162.5 million for public education programs and services, $57.29 million for human services programs that address the needs of the Virgin Islands' indigent, disabled, elderly and low-income populations, and $51.75 million for the territory's police department. General Fund appropriations for public education would represent a decrease of approximately 9.02% from the budgeted amount for FY2012. To the contrary, the Proposed Budget would increase General Fund expenditures for human services programs by 12.57% from FY2012.

The Proposed Budget projected net General Fund revenues available for appropriation of $695.8 million in FY2013, which would represent a decrease of 2.38% and 9.38% below the budgeted levels for FY2012 and FY2011, respectively. Under the Proposed Budget, 50.17% of estimated total revenue is expected to come from individual income taxes, 7.48% from corporate income taxes, 14.02% from real property taxes, and 20.51% from gross receipts. Based on the gap between total projected revenues and total projected expenditures for FY2013, the Proposed Budget would once again rely on external borrowing to bridge the FY2013 budget gap.

On October 5, 2012, the Governor signed the budget for FY2013 into law ("FY2013 Budget"). The FY2013 Budget largely follows the recommendations contained in the Proposed Budget. However, the Virgin Islands Legislature rejected the Governor's proposal to reduce the government's share of health insurance premiums of participants in the Government Employees' Health Insurance Program.

Debt. Current law prohibits the Virgin Islands from authorizing or issuing general obligation bonds in excess of 10% of the total value of taxable property in the territory. As of June 10, 2013, the general obligation debt ceiling for the territory was estimated to be $924.9 million. As of September 30, 2012, the Virgin Islands had approximately $732.7 million of general obligation bonds or notes outstanding. In addition, the Virgin Islands had approximately $1.179 billion of revenue obligations outstanding.

Litigation. The Virgin Islands, its officials and employees are named as defendants in legal proceedings that occur in the normal course of governmental operations. Some of these proceedings involve claims for substantial amounts, which if decided against the Virgin Islands might require the Virgin Islands to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the ultimate outcome of such proceedings, estimate the potential impact on the ability of the Virgin Islands to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on a fund's investments.

Credit rating. As of July 3, 2013, Fitch Inc. had an implied rating of BB on the Virgin Islands' general obligation debt. This rating reflects only the views of the respective rating agency, an explanation of which may be obtained from that rating agency. There is no assurance that this rating will continue for any given period of time or that it will not be revised or withdrawn entirely by the rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the securities issued by the Virgin Islands or its political subdivisions, instrumentalities and authorities.
On February 12, 2013, Moody's Investors Service, Inc. withdrew its ratings on the Virgin Islands' general obligation gross receipts tax debt issued through the Virgin Islands Public Finance Authority. Moody's withdrew its rating because it did not believe that it had sufficient or otherwise adequate information to support the maintenance of the rating.

Northern Mariana Islands

Introduction. The Commonwealth of the Northern Mariana Islands (the "Commonwealth") is a commonwealth of the United States with a political status similar to that of Puerto Rico. As of the 2010 Census, the Commonwealth had a population of 53,883, a decrease of 22.2% from 2000. The economy of the Commonwealth is heavily dependent upon revenues from tourism and transfers from the federal government. As these sources represent some of the largest shares of revenue for the Commonwealth's government, economic problems or factors that adversely impact these sources may have a negative effect on the value of the Commonwealth's municipal securities, which may reduce the performance of a fund.

In recent years, the Commonwealth has suffered through a severe economic downturn, which continues to impact the islands. While some signs of improvement have appeared, any recovery is uncertain as the Commonwealth continues to face substantial fiscal challenges including high unemployment, weak growth in its tourism industry and large government deficits. Furthermore, the economic outlook in the rest of the country remains uncertain. An economic downturn in the United States or countries such as Japan, China, or Korea, which provide large sources of tourism to the islands, could significantly impact the finances of the Commonwealth and, therefore, its municipal securities. Moreover, the level of public debt in the Commonwealth may affect long-term growth prospects and could cause the Commonwealth to experience continued financial hardship.

There can be no assurances that the Commonwealth will not continue to face fiscal stress or that such circumstances will not become more difficult in the future. Furthermore, there can be no guarantee that the current economic situation and the lingering effects from the recession or recent federal actions, such as the expiration of the federal payroll tax holiday, increases in taxes on certain high-income individuals, and mandatory cuts to federal spending known as "sequestration," as well as an economic slowdown in major Asian economies will not have a materially adverse impact on the fiscal condition of the Commonwealth. Any further deterioration in the Commonwealth's financial condition may jeopardize the ability of the Commonwealth to satisfy its obligations on its outstanding debt, which could reduce the performance of a fund.

Economic Climate. The economy of the Northern Mariana Islands has recently experienced a significant transformation that resulted in a substantial economic decline. After joining the United States in 1978, the federal government agreed to exempt the Commonwealth from federal minimum wage and immigration laws in an effort to help stimulate the Commonwealth's economy. As a result of these exemptions, the Commonwealth was able to build a large garment industry, which at one time encompassed nearly 40% of the Commonwealth's economy. The rapid growth of this industry generated significant economic growth on the islands from 1980-1995. Critical to this growth was duty-free access to U.S. markets and local authority over immigration and the minimum wage.

Prior to 2005, garment manufacturers in the Commonwealth possessed a significant competitive advantage over manufactures on the U.S. mainland because workers in the Commonwealth were not required to be paid the same federal minimum wage as workers on the U.S. mainland. Although the Commonwealth was exempt from the federal minimum wage requirements, the cost of manufacturing textiles in the Commonwealth was significantly higher than the cost of producing similar goods in larger, low-cost economies such as China. However, the United States maintained import quotas and duties on textiles received from these producers, which further promoted the growth of the textile industry in the Commonwealth. At the height of the industry in 1999-2000, nearly 30 garment factories produced almost $1 billion worth of garments on Saipan alone, while employing a significant portion of the island's residents and a large number of temporary workers from the region.

Over the last several years, however, the Commonwealth's economy underwent an involuntary transformation resulting from federal policy actions that led to the dissolution of the Commonwealth's garment industry. In 2005, the United States, as part of its participation in the World Trade Organization, eliminated quotas on textile imports to the United States. Removing these quotas caused the Commonwealth to lose its main competitive advantage over low-cost manufacturers in larger Asian countries. With the new trade rules taking effect in January 2005, garment factories in the Commonwealth began to consolidate, move and close, which sent the Commonwealth's economy into a severe decline.

According to the United States Department of Commerce, the gross domestic product of the Commonwealth declined by nearly 40.6% between 2002 and 2009. Exports of goods from the islands dropped by nearly 80% during this period, while annual compensation from manufacturing dropped by approximately $214 million. The decline of the garment industry, along with other weak economic performance, resulted in a 35% reduction in revenues received by the Commonwealth to fund its operations.

Although the Commonwealth does not track unemployment rates on the islands, recent estimates suggest that the jobless rate has risen dramatically due to the collapse of the garment industry. Employment as a percent of the Commonwealth's population decreased from 57.1% in 2000 to 43.1% in 2007. Calculations based on the unemployment rate reported in 2000 and the change in the employment rate between 2000 and 2007 suggest that the unemployment rate approached 25% in 2007. As the garment industry continued to decline through this period, it is possible that the unemployment rate has continued to rise in more recent years.

Following the collapse of the garment industry, tourism emerged as the major driver of the Commonwealth's economy. Tourism grew rapidly in the 1980s and early 1990s. Between 1978 and 1997, visitor arrivals in the Commonwealth increased from 86,700 to more than 726,000 annually, before declining to 531,000 in 2004. During this time, visitors from Japan accounted for a significant majority of arrivals, followed by Korea, the United States and China. Beginning in 2006, visitor arrivals began to declined significantly when Japan Air Lines ("JAL") decided to suspend its long-established route to the islands. At the time of JAL's departure from the Commonwealth, the airline carried nearly a third of all Japanese tourists to and from the islands. Although JAL abandoned the Commonwealth because of internal financial issues, its departure left a void in the market that has remained unfilled. As a result of JAL's departure, and other factors such as recent economic difficulties and natural disasters in Japan, total Japanese visitors to the islands declined from 376,200 in 2005 to 148,600 in 2011.

In addition, on May 7, 2008, the President of the United States signed the Consolidated Natural Resources Act, which transferred immigration administration from the Commonwealth to the federal government. Although the law required federal officials to tailor immigration actions to minimize any negative effect immigration action may have on the Commonwealth's economy, and to take positive steps to aid the Commonwealth's economy, Chinese arrivals to the islands declined in 2008 and 2009 by an average of 17% from the approximately 41,000 Chinese arrivals in 2007. These declines were due in large part to the anticipation of the closing of the Commonwealth's government-controlled visa system. However, with the implementation of a temporary visa waiver program in 2009, visits from Chinese tourists rebounded in 2011 to their highest levels in recent years. Recent reports show that the Commonwealth attracted 401,000 total visits in 2012, an increase of 17.6% from the total visits in 2011. This increase in total visits is likely due to the increase of Japanese visitors to the islands following the natural disasters that struck Japan in March 2011. Although total visits increased in 2012, the number of visitors to the islands remain almost 45% below peak levels reached in 1997.

The closure of the Commonwealth's garment industry and general decline in visitors to the islands, especially from Japan, are reflected in the Commonwealth's financial resources. The Commonwealth's tax receipt total in 2009 was 34.3% below its 2002 level. To mitigate the impacts from these declines, the Commonwealth has obtained increased federal support in recent years. Although Federal grants and programs have helped, the gap left by the loss in garment and tourism taxes has forced the Commonwealth's government to make difficult cuts to programs and services. These range from cuts to power production and facility maintenance, austerity measures for government employees, and contributions to public retirement funds. They have also led to structural deficits in the Commonwealth's finances.

In FY2011, the General Fund's total fund deficit increased by $28.1 million or 8.9%, to a total fund deficit of $344.3 million, while the total unassigned fund deficit increased by $14.3 million or 4.3%, for a total fund deficit of $351.3 million. The total fund deficit at the end of FY2011 is almost 285% larger than the total fund appropriations included in the Governor's proposed budget for FY2014.

Budget. On September 30, 2012, the Governor signed the Commonwealth's budget for FY2013 ("FY2013 Budget"). The FY2013 Budget is based on total estimated revenues and resources of $133.64 million, which after mandatory transfers and adjustments would leave the government with an estimated $117.45 million available for appropriation. The estimated revenues and resources available for appropriation represent an increase of almost 11.9% from the budgeted amounts for FY2012. Against these revenue projections, the FY2013 Budget would make total appropriations of $133.2 million before mandatory transfers during the fiscal year. After accounting for mandatory transfers, the FY2013 Budget would appropriate approximately $114.02 million to fund government operations in FY2013. These appropriations represent an increase of nearly 21.48% from budgeted amounts in FY2012.

On April 26, 2013, the Governor submitted a proposed budget for FY2014 ("Proposed Budget"). The Proposed Budget requests appropriations to fund government operations of $123.4 million, an increase of almost $10 million from the amount budgeted for FY2013. These appropriations would be derived from projected total revenues of $145.95 million, which after accounting for mandatory transfers and adjustments would leave $123.4 million to fund government operations in FY2014. Of the total revenues projected, the Proposed Budget estimates that the majority of revenues would be derived from gross revenue taxes ($64.183 million), income taxes ($36.3 million), and excise taxes ($19.5 million), among others. The Proposed Budget would include a set aside of approximately $20 million for the Northern Mariana Islands Retirement Fund, which represents an increase of $10 million from the budgeted appropriation for FY2013. The Proposed Budget would also increase the appropriation to the Commonwealth's public school system by nearly 10% to $33 million in FY2014. If the Governor and the Commonwealth Legislature are unable to agree upon a budget by October 1, 2013, the government would be forced to suspend operations, except for essential services, until a budget is enacted.

Unfunded liabilities of the Northern Mariana Islands Retirement Fund present a significant risk to the fiscal condition of the Commonwealth. Pursuant to law, the Commonwealth is required to make contributions to the retirement fund each year on an actuarially funded basis toward the annuities related to retirement and other benefits. In recent years, the Commonwealth has delayed or suspended payments to the retirement fund. These actions, combined with poor investment performance, have resulted in a substantial unfunded liability in the retirement fund, which was $591.8 million as of October 1, 2009. Due to rising unfunded liabilities, the retirement fund filed for Chapter 11 bankruptcy in April 2012, which was subsequently rejected by a federal district court in June 2012. Recent projections suggest that the retirement fund will go bankrupt in the near future if additional measures are not taken to increase the fund's assets or decrease its liabilities.

In addition, recent federal actions, such as sequestration, may also reduce government expenditures in the Commonwealth. On March 1, 2013, as required by the Budget Control Act of 2011 ("BCA"), the President of the United States signed an executive order reducing the budgeting authority in accounts subject to sequestration under the BCA. As a result, $1.2 trillion of automatic cuts to federal spending in designated agencies and programs will occur between FY2013 and FY2021. Because of the Commonwealth's increased reliance on federal spending, the implementation and continuation of these cuts may add to the fiscal pressures currently facing the Commonwealth. Given the uncertainty surrounding these spending cuts, the ultimate impact on federal transfers to the Commonwealth is not known at this time. However, any reduction in federal spending in the islands could impact the value of the Commonwealth's municipal securities.

Debt. As of September 30, 2011, the Commonwealth had $141.1 million in long-term debt outstanding, which represents a net decrease of $3.1 million or 2.2% from the prior year. The expected annual debt service requirements on the Commonwealth's general obligation bonds was $8.48 million for FY2013.

Litigation. The Commonwealth, its officials and employees are named as defendants in legal proceedings that occur in the normal course of governmental operations. Some of these proceedings involve claims for substantial amounts, which if decided against the Commonwealth might require the Commonwealth to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the ultimate outcome of such proceedings, estimate the potential impact on the ability of the Commonwealth to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on a fund's investments.

Credit rating. As of July 3, 2013, the Commonwealth's general obligation debt was assigned a rating of B2 by Moody's Investors Service, Inc. This rating reflects only the views of the respective rating agency, an explanation of which may be obtained from that rating agency. There is no assurance that this rating will continue for any given period of time or that it will not be revised or withdrawn entirely by the rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the securities issued by the Commonwealth or its political subdivisions, instrumentalities and authorities.

Appendix C

Ratings Definitions

Below are summaries of the rating definitions used by the nationally recognized statistical rating organizations ("NRSROs") listed below. Those ratings represent the opinion of the NRSRO as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the NRSROs.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM OBLIGATION RATINGS

Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a "(hyb)" indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

SHORT-TERM OBLIGATION RATINGS FOR TAXABLE DEBT AND U.S. MUNICIPAL TAX-EXEMPT COMMERCIAL PAPER

Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

U.S. MUNICIPAL SHORT-TERM DEBT AND DEMAND OBLIGATION RATINGS

Short-Term Obligation Ratings

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity.

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of risk associated with the ability to receive purchase price upon demand ("demand feature"). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale.

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The McGraw-Hill Companies, Inc.

ISSUE CREDIT RATINGS

A Standard & Poor's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings are based, in varying degrees, on Standard & Poor's analysis of the following considerations:

  Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
  Nature of and provisions of the obligation;
  Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

LONG-TERM ISSUE CREDIT RATINGS

AAA: An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C: Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C: A 'C' rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the 'C' rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D: An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor's believes that such payments will be made within five business days, irrespective of any grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to 'D' upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Note: The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

SHORT-TERM ISSUE CREDIT RATINGS

Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C: A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor's believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

MUNICIPAL SHORT-TERM NOTE RATINGS

A Standard & Poor's U.S. municipal note rating reflects Standard & Poor's opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor's analysis will review the following considerations:

  Amortization schedule-the larger the final maturity relative to other maturities, the more likely it willbe treated as a note; and
  Source of payment-the more dependent the issue is on the market for its refinancing, the more likelyit will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

ISSUER CREDIT RATINGS

A Standard & Poor's issuer credit rating is a forward-looking opinion about an obligor's overall creditworthiness in order to pay its financial obligations. This opinion focuses on the obligor's capacity and willingness to meet its financial commitments as they come due. It does not apply to any specific financial obligation, as it does not take into account the nature of and provisions of the obligation, its standing in bankruptcy or liquidation, statutory preferences, or the legality and enforceability of the obligation.

LONG-TERM ISSUER CREDIT RATINGS

AAA: An obligor rated 'AAA' has extremely strong capacity to meet its financial commitments. 'AAA' is the highest issuer credit rating assigned by Standard & Poor's.

AA: An obligor rated 'AA' has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.

A: An obligor rated 'A' has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

BBB: An obligor rated 'BBB' has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

BB; B; CCC; and CC: Obligors rated 'BB', 'B', 'CCC', and 'CC' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'CC' the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligor rated 'BB' is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitments.

B: An obligor rated 'B' is more vulnerable than the obligors rated 'BB', but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments.

CCC: An obligor rated 'CCC' is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC: An obligor rated 'CC' is currently highly vulnerable.

R: An obligor rated 'R' is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.

SD and D: An obligor rated 'SD' (selective default) or 'D' is in payment default on one or more of its financial obligations (rated or unrated) unless Standard & Poor's believes that such payments will be made within five business days, irrespective of any grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on a financial obligation are jeopardized. A 'D' rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An 'SD' rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations, but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. A selective default includes the completion of a distressed exchange offer, whereby one or more financial obligation is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

NR: An issuer designated 'NR' is not rated.

Note: The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

SHORT-TERM ISSUER CREDIT RATINGS

A-1: An obligor rated 'A-1' has strong capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is extremely strong.

A-2: An obligor rated 'A-2' has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3: An obligor rated 'A-3' has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B: An obligor rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C: An obligor rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

R: An obligor rated 'R' is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D: An obligor rated 'SD' (selective default) or 'D' has failed to pay one or more of its financial obligations (rated or unrated) when it came due, unless Standard & Poor's believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. A 'D' rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An 'SD' rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

NR: An issuer designated 'NR' is not rated.

Fitch, Inc.

International credit ratings relate to either foreign currency or local currency commitments and, in both cases, assess the capacity to meet these commitments using a globally applicable scale. As such, both foreign currency and local currency international ratings are internationally comparable assessments. The local currency international rating measures the likelihood of repayment in the currency of the jurisdiction in which the issuer is domiciled and hence does not take account of the possibility that it will not be possible to convert local currency into foreign currency, or make transfers between sovereign jurisdictions (transfer and convertibility risk). Foreign currency ratings additionally consider the profile of the issuer or note after taking into account transfer and convertibility risk. Where the rating is not explicitly described in the relevant rating action commentary as local or foreign currency, the reader should assume that the rating is a "foreign currency" rating (i.e. the rating is applicable for all convertible currencies of obligation).

INTERNATIONAL LONG-TERM ISSUER RATINGS

AAA: Highest credit quality. 'AAA' ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. 'AA' ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. 'A' ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. 'BBB' ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative. 'BB' ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B: Highly speculative. 'B' ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial credit risk. Default is a real possibility.

CC: Very high levels of credit risk. Default of some kind appears probable.

C: Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a 'C' category rating for an issuer include:

a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
c. Fitch Ratings otherwise believes a condition of 'RD' or 'D' to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

RD: Restricted default. 'RD' ratings indicate an issuer that in Fitch Ratings' opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:

a. the selective payment default on a specific class or currency of debt;
b. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
c. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or
d. execution of a distressed debt exchange on one or more material financial obligations.

D: Default. 'D' ratings indicate an issuer that in Fitch Ratings' opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business. Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange. "Imminent" default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future. In all cases, the assignment of a default rating reflects the agency's opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer's financial obligations or local commercial practice.

Note: The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-Term category, or to Long-Term categories below 'B'.

INTERNATIONAL SHORT-TERM ISSUER AND ISSUE CREDIT RATINGS

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as "short term" based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D: Default Indicates a broad-based default event for an entity, or the default of a short-term obligation.

DBRS

LONG-TERM OBLIGATIONS

The DBRS® long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligations has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories "(high)" and "(low)". The absence of either a "(high)" or "(low)" designation indicates the rating is in the middle of the category.

AAA: Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

AA: Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.

A: Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.

BBB: Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

BB: Speculative, non investment-grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

B: Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

CCC/CC/C: Very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although CC and C ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the CCC to B range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the C category.

D: A financial obligation has not been met or it is clear that a financial obligation will not be met in the near future or a debt instrument has been subject to a distressed exchange. A downgrade to D may not immediately follow an insolvency or restructuring filing as grace periods or extenuating circumstances may exist.

COMMERCIAL PAPER AND SHORT-TERM DEBT

The DBRS® short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the subcategories "(high)," "(middle)," and "(low)."

R-1 (high): Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

R-1 (middle): Superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

R-1 (low): Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favourable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

R-2 (high): Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

R-2 (middle): Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

R-2 (low): Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer's ability to meet such obligations.

R-3: Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

R-4: Speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

R-5: Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

D: A financial obligation has not been met or it is clear that a financial obligation will not be met in the near future, or a debt instrument has been subject to a distressed exchange. A downgrade to D may not immediately follow an insolvency or restructuring filing as grace periods, other procedural considerations, or extenuating circumstance may exist.

Kroll Bond Rating Agency ("KBRA")

Kroll Bond Rating Agency (KBRA) assigns credit ratings to issuers and their obligations using the same rating scale. In either case, KBRA's credit ratings are intended to reflect both the probability of default and severity of loss in the event of default, with greater emphasis on probability of default at higher rating categories. For obligations, the determination of expected loss severity is, among other things, a function of the seniority of the claim. Generally speaking, issuer-level ratings assume a loss severity consistent with a senior unsecured claim. KBRA appends an (sf) indicator to ratings assigned to structured finance obligations.

LONG-TERM CREDIT RATINGS

AAA Determined to have almost no risk of loss due to credit-related events. Assigned only to the very highest quality obligors and obligations able to survive extremely challenging economic events.

AA Determined to have minimal risk of loss due to credit-related events. Such obligors and obligations are deemed very high quality.

A Determined to be of high quality with a small risk of loss due to credit-related events. Issuers and obligations in this category are expected to weather difficult times with low credit losses.

BBB Determined to be of medium quality with some risk of loss due to credit-related events. Such issuers and obligations may experience credit losses during stress environments.

BB Determined to be of low quality with moderate risk of loss due to credit-related events. Such issuers and obligations have fundamental weaknesses that create moderate credit risk.

B Determined to be of very low quality with high risk of loss due to credit-related events. These issuers and obligations contain many fundamental shortcomings that create significant credit risk.

CCC Determined to be at substantial risk of loss due to credit-related events, or currently in default with high recovery expectations.

CC Determined to be near default or in default with average recovery expectations.

C Determined to be near default or in default with low recovery expectations.

D In default.

KBRA may append - or + modifiers to ratings in categories AA through CCC to indicate, respectively, upper and lower risk levels within the broader category.

SHORT-TERM CREDIT RATINGS

K1 Very strong ability to meet short-term obligations.

K2 Strong ability to meet short-term obligations.

K3 Adequate ability to meet short-term obligations.

B Questionable ability to meet short-term obligations.

C Little ability to meet short-term obligations.

D In default on short-term obligations.

KBRA may append a + modifier to ratings in the K1 category to indicate exceptional ability to meet short-term obligations.

Financial Statements

The Fund's audited Financial Statements, included in the Fund's Annual Report dated March 31, 2013, including the notes thereto and the report of KPMG LLP thereon, are incorporated by reference into this Statement of Additional Information.

Oppenheimer Rochester State Specific Municipal Funds

Website
 www.oppenheimerfunds.com

Investment Adviser and Sub-Adviser
OFI Global Asset Management, Inc. and OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

Distributor
OppenheimerFunds Distributor, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

Transfer Agent and Sub-Transfer Agent
OFI Global Asset Management, Inc. and
Shareholder Services Inc. doing business as OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1.800.CALL OPP (225.5677)

Custodian Bank
Citibank, N.A.
111 Wall Street
New York, New York 10005

Independent Registered Public Accounting Firm
KPMG LLP
1225 17th Street, Suite 800
Denver, Colorado 80202

Legal Counsel
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

PX0570.001.0713

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

FORM N-1A

PART C

OTHER INFORMATION

Item 28. – Exhibits

(a)	(i)	Declaration of Trust dated 3/22/06: Previously filed with Registrant’s Initial Registration Statement, 3/29/06, and incorporated herein by reference.
	(ii)	Amendment No. 1 dated 9/23/10 to the Declaration of Trust dated 3/22/06: Previously filed with Registrant’s Post-Effective Amendment No. 8, (7/25/12), and incorporated herein by reference.

(b)	By-Laws dated 4/19/06: Previously filed with Registrant’s Pre-Effective Amendment No. 1, (6/30/06), and incorporated herein by reference.

(c)	Not applicable.

(d)	(i)	Restated Investment Advisory Agreement dated 1/1/13: Filed herewith.
	(ii)	Investment SubAdvisory Agreement dated 1/1/13: Filed herewith.

(e)	(i)	General Distributor's Agreement dated 4/19/06: Previously filed with Registrant’s Pre-Effective Amendment No. 1, (6/30/06), and incorporated herein by reference.
	(ii)	Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.
	(iii)	Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.
	(iv)	Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.
	(v)	Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.
	(vi)	Form of Trust Company Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.

(f)	Amended & Restated Compensation Deferral Plan for Eligible Trustees, effective 1/1/08: Previously filed with Post-Effective Amendment No. 4 to the Registration Statement of Oppenheimer Portfolio Series (Reg. No. 333-121449), (5/29/09), and incorporated herein by reference.

(g)	(i)	Global Custodial Services Agreement dated 5/3/01 as amended from time to time: Previously filed with Post-Effective Amendment No. 33 to the Registration Statement of Centennial Money Market Trust (Reg. No. 2-65245), (10/25/01), and incorporated herein by reference.
	(ii)	Amendment dated 3/7/11 to the Global Custodial Services Agreement: Previously filed with Post-Effective Amendment No. 28 to the Registration Statement of Rochester Portfolio Series (Reg. 33-41511), (3/29/11), and incorporated herein by reference.
	(iii)	Amended and Restated Foreign Custody Manager Agreement dated 5/31/01, as amended 7/15/03: Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer International Large-Cap Core Trust (Reg. No. 333-106014), (8/5/03), and incorporated herein by reference.

(h)	Not Applicable.

(i)		Opinion and Consent of Counsel dated 6/30/06: Previously filed with Registrant’s Pre-Effective Amendment No. 1, (6/30/06), and incorporated herein by reference.
(j)		Independent Registered Public Accounting Firm’s Consent: Filed herewith.
(k)		Not applicable.
(l)		Investment Letter from OppenheimerFunds, Inc. to Registrant dated 6/30/06: Previously filed with Registrant’s Pre-Effective Amendment No. 1, (6/30/06), and incorporated herein by reference.
(m)	(i)	Amended and Restated Service Plan and Agreement for Class A shares dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 6, (7/27/11), and incorporated herein by reference.
	(ii)	Amended and Restated Distribution and Service Plan and Agreement for Class B shares dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 6, (7/27/11), and incorporated herein by reference.
	(iii)	Amended and Restated Distribution and Service Plan and Agreement for Class C shares dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 6, (7/27/11), and incorporated herein by reference.

(n)	Oppenheimer Funds Amended and Restated Plan Pursuant to Rule 18f-3: Previously filed with Post-Effective Amendment No. 14 to the Registration Statement of Oppenheimer SteelPath MLP Funds Trust (Reg. No. 333-163614), (6/27/13), and incorporated herein by reference.

(o)	(i)	Power of Attorney dated 12/5/11 for Mary Ann Tynan: Previously filed with Post-Effective Amendment No. 24 to the Registration Statement of Oppenheimer Equity Income Fund, Inc. (Reg. No. 333-16881), (12/15/11), and incorporated herein by reference.
	(ii)	Power of Attorney dated 11/27/12 for all Trustees/Directors and Officers, except for Mary Ann Tynan, Joanne Pace and Edmund P. Giambastiani, Jr.: Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Diversified Alternatives Fund (Reg. No. 333-184384), (12/27/12), and incorporated herein by reference.

(p)	Code of Ethics of the Oppenheimer Funds, OFI Global Asset Management, Inc. OFI SteelPath, Inc., OppenheimerFunds, Inc. (including certain other affiliates and subsidiaries) and OppenheimerFunds Distributor, Inc., dated as of 6/3/13, under Rule 17j-1 of the Investment Company Act of 1940: Previously filed with Post-Effective Amendment No. 14 to the Registration Statement of Oppenheimer SteelPath MLP Funds Trust (Reg. No. 333-163614), (6/27/13), and incorporated herein by reference.

Item 29. - Persons Controlled by or Under Common Control with the Fund

None.

Item 30. - Indemnification

Reference is made to the provisions of Article VII of Registrant's Declaration of Trust filed as Exhibit 28(a) to the Registrant’s Initial Registration Statement, 03/29/06, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 31. - Business and Other Connections of the Investment Adviser

(a)	OFI Global Asset Management, Inc. (the “Manager”) is the manager of the Registrant. The information required by this Item 31 about officers and directors of the Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Form ADV, filed by the Manager pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-76771).

(b)	OppenheimerFunds, Inc. (the “Sub-Adviser”) provides advisory services to the Registrant. The information required by this Item 31 about officers and directors of the Sub-Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Form ADV, filed by the Sub-Adviser pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-8253).

Item 32. Principal Underwriter

(a)	OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the registered open-end investment companies listed below (except Panorama Series Fund) and for MassMutual Institutional Funds.

Oppenheimer AMT-Free Municipals
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Corporate Bond Fund
Oppenheimer Currency Opportunities Fund
Oppenheimer Developing Markets Fund
Oppenheimer Diversified Alternatives Fund
Oppenheimer Discovery Fund
Oppenheimer Discovery Mid Cap Growth Fund
Oppenheimer Emerging Markets Debt Fund
Oppenheimer Equity Fund
Oppenheimer Equity Income Fund
Oppenheimer Global Fund
Oppenheimer Global Multi Strategies Fund
Oppenheimer Global Real Estate Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Strategic Income Fund
Oppenheimer Global Value Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Bond Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds)
Oppenheimer Main Street Select Fund
Oppenheimer Main Street Small- & Mid-Cap Fund
Oppenheimer Master Event-Linked Bond Fund, LLC
Oppenheimer Master Inflation Protected Securities Fund, LLC
Oppenheimer Master International Value Fund, LLC
Oppenheimer Master Loan Fund, LLC
Oppenheimer SteelPath Master MLP Fund, LLC
Oppenheimer SteelPath MLP Funds Trust (5 series):
Oppenheimer SteelPath MLP Select 40 Fund
Oppenheimer SteelPath MLP Alpha Fund
Oppenheimer SteelPath MLP Income Fund
Oppenheimer SteelPath MLP Alpha Plus Fund
Oppenheimer SteelPath MLP and Infrastructure Debt Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
Oppenheimer New Jersey Municipal Fund
Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series):
Active Allocation Fund
Equity Investor Fund
Conservative Investor Fund
Moderate Investor Fund
Oppenheimer Quest For Value Funds (3 series):
Oppenheimer Global Allocation Fund
Oppenheimer Flexible Strategies Fund
Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund
Oppenheimer Rochester AMT-Free New York Municipal Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Intermediate Term Municipal Fund
Oppenheimer Rochester Fund Municipals
Oppenheimer Rochester Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Rochester Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Short Term Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Short Duration Fund
Oppenheimer U.S. Government Trust
Oppenheimer Value Fund (a series of Oppenheimer Series Fund, Inc.)
Oppenheimer Variable Account Funds (10 series):
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Capital Income Fund/VA
Oppenheimer Core Bond Fund/VA
Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Equity Income Fund/VA
Oppenheimer Global Fund/VA
Oppenheimer Global Strategic Income Fund/VA
Oppenheimer Main Street Fund/VA
Oppenheimer Main Street Small Cap Fund/VA
Oppenheimer Money Fund/VA
Oppenheimer International Growth Fund/VA (a series of Panorama Series Fund)

(b)	The directors and officers of the Registrant's principal underwriter are:

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Timothy Abbuhl	Treasurer	None
Anthony Allocco(2)	Assistant Vice President	None
Nicole Andersen(2)	Assistant Vice President	None
Chuck Anderson(1)	Assistant Vice President	None
Janette Aprilante(2)	Secretary	None
James Austin(1)	Vice President	None
David J. Barker(2)	Vice President	None
Latoya Baker(2)	Assistant Vice President	None
James Barker(2)	Vice President	None
Cesar Bastidas(2)	Assistant Vice President	None
William Beagle(2)	Vice President	None
Kathleen Beichert(1)	Senior Vice President	None
Rocco Benedetto(2)	Vice President	None
Emanuele S. Bergagnini(2)	Vice President	None
Christopher Bergeron(2)	Vice President	None
Rick Bettridge(2)	Vice President	None
Rhea M. Berglund(1)	Vice President	None
Kamal Bhatia(2)	Senior Vice President	None
Adam Bilmes(2)	Assistant Vice President	None
Paul Blease(2)	Vice President	None
Carolyn Boccaccio(2)	Vice President	None
William Borders(2)	Assistant Vice President	None
David A. Borrelli(2)	Senior Vice President	None
Jeffrey R. Botwinick(2)	Vice President	None
Sarah Bourgraf(1)	Vice President	None
Joshua Broad(2)	Vice President	None
Ken Brodsky(2)	Vice President	None
Kevin E. Brosmith(2)	Senior Vice President	None
Greg Brown(2)	Vice President	None
Jack E. Brown(1)	Vice President	None
Tracy Cairoli(2)	Assistant Vice President	None
Clare Cambria(2)	Assistant Vice President	None
Mersin Capollari(2)	Vice President	None
Tara Carbonneau(2)	Assistant Vice President	None
Sean Carey(2)	Assistant Vice President	None
Robert Caruso(2)	Vice President	None
Donelle Chisolm(2)	Vice President	None
Andrew Chonofsky	Vice President	None
Angelanto Ciaglia(2)	Vice President	None
Nicholas Cirbo(1)	Vice President	None
Kevin Clark(2)	Assistant Vice President	None
John Clark(2)	Vice President	None
John Corcoran(2)	Vice President	None
Craig Colby(2)	Vice President	None
Gerald James Concepcion(2)	Vice President	None
Cameron Cowden(2)	Vice President	None
Neev Crane(2)	Vice President	None
Geoffrey Crumine(2)	Senior Vice President	None
Scott Curran(2)	Vice President	None
Michael Daley(2)	Vice President	None
Brendan J. Deasy(2)	Vice President	None
Madeline T. Delianides(2)	Vice President	None
Michael Dennehy(2)	Vice President	None
Jeffrey Dickin(2)	Vice President	None
Brian Dietrich(1)	Assistant Vice President	None
Carmela DiMeo(2)	Vice President	None
Steven Dombrower(2)	Vice President	None
Robert Duffey(2)	Vice President	None
Ryan Duffy(2)	Vice President	None
Robert Dunphy(2)	Vice President	None
Paul Eisenhardt(2)	Senior Vice President	None
Kent M. Elwell(2)	Vice President	None
Rick Emzen(2)	Vice President	None
Dana Espinel(2)	Assistant Vice President	None
Gregg A. Everett(2)	Vice President	None
George R. Fahey(1)	Senior Vice President	None
Eric C. Fallon(2)	Vice President	None
Kristie Feinberg(2)	Assistant Treasurer	None
Kristin Fenik(1)	Vice President	None
Josean Fernandez(2)	Assistant Vice President	None
Joseph Fernandez(2)	Vice President	None
Christopher Ferrara(2)	Assistant Vice President	None
Michael Ferrer(2)	Vice President	None
Mark J. Ferro(2)	Senior Vice President	None
Nicole Filingeri(2)	Vice President	None
Eric P. Fishel(2)	Vice President	None
Patrick W. Flynn(1)	Senior Vice President	None
John Fortuna(2)	Vice President	None
Jayme Fowler(2)	Vice President	None
Diane Frankenfield(2)	Senior Vice President	None
Jerry Fraustro(2)	Vice President	None
William Friebel(2)	Vice President	None
Alice Fricke(2)	Vice President	None
Alyson Frost(2)	Assistant Vice President	None
Josh Fudge(1)	Assistant Vice President	None
Arthur S. Gabinet(2)	Chief Legal Officer	Secretary and Chief Legal Officer
William Gahagan(2)	Vice President	None
Hazem Gamal(2)	Vice President	None
Charlotte Gardner(1)	Vice President	None
Nancy Girondo	Assistant Vice President	None
Jill E. Glazerman(2)	Senior Vice President	None
Jack Goldin(2)	Vice President	None
Michael Gottesman(2)	Vice President	None
Raquel Granahan(2)	Senior Vice President	None
Eric Grossjung(2)	Vice President	None
Ellen Gutierrez(2)	Assistant Vice President	None
Michael D. Guman(2)	Vice President	None
James E. Gunter(2)	Vice President	None
LeaAnna Hartman(1)	Vice President	None
Alexander Hayes(2)	Vice President	None
John Hauryluke(2)	Assistant Vice President	None
Kevin J. Healy(2)	Vice President	None
Lori M. Heinel(2)	Senior Vice President	None
David Van Hellemont(2)	Assistant Vice President	None
Kenneth Henry(2)	Vice President	None
Philipp Hensler(2)	Chairman, Chief Executive Officer & Director	None
Wendy Hetson Ehrlich(2)	Vice President	None
Jennifer Hoelscher(1)	Assistant Vice President	None
Eric Holquist(2)	Vice President	None
Lucienne Howell(2)	Vice President	None
Edward Hrybenko(2)	Senior Vice President	None
Jason Hubersberger(2)	Vice President	None
Brian F. Husch(2)	Vice President	None
Keith Hylind(2)	Vice President	None
Vincent Iacono(2)	Vice President	None
Kathleen T. Ives(1)	Assistant Secretary	None
Shonda Rae Jaquez(2)	Vice President	None
Allyson Jarecky(2)	Vice President	None
Robin Jennings(2)	Assistant Vice President	None
Brian Johnson(1)	Vice President	None
Eric K. Johnson(1)	Senior Vice President	None
Diane Johnston(2)	Vice President	None
Sarah Joyce(2)	Assistant Vice President	None
Sean Keller(2)	Vice President	None
Erica Kelley(1)	Assistant Vice President	None
Scott Kelley(1)	Vice President	None
Andrew Kehnast(1)	Vice President	None
Richard Keri (2)	Senior Vice President	None
Brian Kiley(2)	Vice President	None
Robert K. Kinsey(2)	Vice President	None
Richard Klein(2)	Senior Vice President	None
Eric Kristenson(2)	Vice President	None
Justin Kroll(1)	Vice President	None
Lamar Kunes(2)	Vice President	None
David T. Kuzia(1)	Vice President	None
Lisa Lamentino(2)	Vice President	None
John Laudadio(2)	Vice President	None
Daniel Lee(2)	Assistant Vice President	None
Wendy Lee(2)	Vice President	None
John Leonard(2)	Vice President	None
Brian Levitt(2)	Vice President	None
Jesse Levitt(2)	Vice President	None
Julie Libby(2)	Senior Vice President	None
Eric J. Liberman(2)	Vice President	None
Lorna Lindquist(2)	Vice President	None
Malissa Lischin(2)	Vice President	None
Christina Loftus(2)	Senior Vice President	None
Thomas Loncar(2)	Vice President	None
Peter Maddox(2)	Vice President	None
Michael Malik(2)	Vice President	None
Joseph Marich(2)	Vice President	None
Steven C. Manns(2)	Vice President	None
Todd A. Marion(2)	Vice President	None
Kyle Martin(1)	Vice President	None
Anthony Mazzariello(2)	Vice President	None
Derren McDaniel(1)	Vice President	None
John C. McDonough(2)	President	None
Matthew McGee(1)	Vice President	None
Brian McGinty(1)	Vice President	None
Kent C. McGowan(2)	Vice President	None
William McNamara(2)	Vice President	None
Daniel Melehan(2)	Vice President	None
Brian F. Medina(1)	Vice President	None
Debbie S. Michaelson	Vice President	None
Toller Miller(1)	Vice President	None
Clint Modler(1)	Vice President	None
Joseph Moran(2)	Senior Vice President	None
Robert Moser(2)	Vice President	None
James Mugno(2)	Vice President	None
Matthew Mulcahy(2)	Vice President	None
Wendy Jean Murray(2)	Vice President	None
Kimberly Mustin(2)	Senior Vice President	None
Keith Myers(1)	Assistant Vice President	None
John S. Napier(2)	Senior Vice President	None
Christina Nasta(2)	Senior Vice President	Chief Business Officer and Vice President
Kevin P. Neznek(2)	Senior Vice President	None
Nichola Noriega(2)	Vice President	None
Christopher Nicholson(2)	Vice President	None
Peter Novak(2)	Vice President	None
James B. O’Connell(2)	Assistant Vice President	None
Timothy O’Connell(2)	Vice President	None
Alan Panzer(2)	Vice President	None
Andrea Pash(2)	Assistant Vice President	None
Maria Paster(2)	Assistant Vice President	None
Ashley Patten(1)	Vice President	None
Donald Pawluk(2)	Vice President	None
Russell W. Pearlman(2)	Vice President	None
Brian C. Perkes(2)	Vice President	None
Charles K. Pettit(2)	Vice President	None
David Pfeffer(2)	Director & Chief Financial Officer	None
Andrew Phillips(1)	Assistant Vice President	None
Cheryl Pipia(2)	Senior Vice President	None
Rachel Powers(1)	Vice President	None
Nicole Pretzel Holahan(2)	Vice President	None
Minnie Ra(2)	Vice President	None
Richard E. Rath	Vice President	None
William J. Raynor(2)	Vice President	None
Dennis Robinson(1)	Vice President	None
Ian M. Roche(2)	Vice President	None
Michael Rock(2)	Vice President	None
Antoinette Rodriguez(2)	Vice President	None
Megan P. Rosenblum(2)	Assistant Vice President	None
Jill S. Rosmarin(2)	Vice President	None
Jacob Rothschild(2)	Assistant Vice President	None
Thomas Sabow(2)	Vice President	None
Mark Santero(2)	Senior Vice President	None
Christopher Saul(2)	Assistant Vice President	None
John Saunders(2)	Vice President	None
Timothy Scanlan(2)	Vice President	None
Alex Schardt(2)	Vice President	None
Thomas Schmitt(2)	Vice President	None
Erik Schneberger(2)	Vice President	None
William Schories(2)	Vice President	None
Jennifer Sexton(2)	Vice President	None
Jeffrey Sharon(2)	Vice President	None
Kenneth Shell(1)	Vice President	None
Erin Simpson(2)	Assistant Vice President	None
Bryant Smith(2)	Vice President	None
Aaron Spatz(2)	Vice President	None
Christopher M. Spencer(2)	Vice President	None
John A. Spensley(2)	Vice President	None
Amy Sperber(2)	Assistant Vice President	None
Kirti Srikant(2)	Assistant Vice President	None
Michael Staples(2)	Vice President	None
Alfred St. John(2)	Vice President	None
Bryan Stein(2)	Vice President	None
Benjamin Stewart(2)	Vice President	None
Brian C. Summe(2)	Vice President	None
Michael Sussman(2)	Vice President	None
George T. Sweeney(2)	Senior Vice President	None
Leo Tallon(2)	Vice President	None
Brian Taylor(2)	Vice President	None
James Taylor(2)	Vice President	None
Paul Temple(2)	Vice President	None
Saul Tessler(2)	Assistant Vice President	None
Christopher Thabet(2)	Assistant Vice President	None
David G. Thomas(2)	Vice President	None
Jay S. Therrien(2)	Vice President	None
Bryce Tillery(1)	Vice President	None
Luz Touma(2)	Vice President	None
Cenk Toroslu(1)	Vice President	None
Tanya Valle(2)	Assistant Vice President	None
Wesley Vance(2)	Vice President	None
Mark S. Vandehey(1)	Chief Compliance Officer	Vice President and Chief Compliance Officer
Vincent Vermette(2)	Vice President	None
Alyse Vichnick(2)	Assistant Vice President	None
Melissa Wade(1)	Assistant Vice President	None
Kenneth Waddell(2)	Assistant Vice President	None
Eliot Walsh(2)	Assistant Vice President	None
Richard Walsh(2)	Vice President	None
Samuel W. Wang(2)	Senior Vice President	None
Janeanne Weickum(1)	Vice President	None
Michael J. Weigner(2)	Vice President	None
Donn S. Weise(2)	Vice President	None
Chris G. Werner(2)	Vice President	None
Laura White(2)	Vice President	None
Jason Widener(2)	Vice President	None
Ryan Wilde(1)	Vice President	None
Martha B. Willis(2)	Director & Executive Vice President	None
Patrick Wisneski(1)	Vice President	None
Meredith Wolff(2)	Vice President	None
Kevin Woodson(1)	Assistant Vice President	None
Cary Patrick Wozniak	Vice President	None
David Zicchinella(2)	Assistant Vice President	None
Steven Zito(1)	Vice President	None

(1)6803 South Tucson Way, Centennial, CO 80112-3924

(2)Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008

(c)	Not applicable.

Item 33. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OFI Global Asset Management, Inc., OppenheimerFunds, Inc. and Shareholder Services, Inc., as applicable, at each entity’s offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 34. Management Services

Not applicable

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 25th day of July, 2013.

Oppenheimer Rochester Arizona Municipal Fund

By:	William F. Glavin, Jr.*
William F. Glavin, Jr., President ,
Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Brian F. Wruble*	Chairman of the	July 25, 2013
Brian F. Wruble	Board of Trustees

William F. Glavin, Jr.*	President, Principal	July 25, 2013
William F. Glavin, Jr.	Executive Officer and Trustee

Brian W. Wixted*	Treasurer, Principal	July 25, 2013
Brian W. Wixted	Financial & Accounting Officer

David K. Downes*	Trustee	July 25, 2013
David K. Downes

Matthew P. Fink*	Trustee	July 25, 2013
Matthew P. Fink

_________________________	Trustee	July 25, 2013
Edmund P. Giambastiani, Jr.

Phillip A. Griffiths*	Trustee	July 25, 2013
Phillip A. Griffiths

Mary F. Miller*	Trustee	July 25, 2013
Mary F. Miller

Joel W. Motley*	Trustee	July 25, 2013
Joel W. Motley

________________	Trustee	July 25, 2013
Joanne Pace

Mary Ann Tynan*	Trustee	July 25, 2013
Mary Ann Tynan

Joseph M. Wikler*	Trustee	July 25, 2013
Joseph M. Wikler

Peter I. Wold*	Trustee	July 25, 2013
Peter I. Wold

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

Oppenheimer Rochester Arizona Municipal Fund

Post-Effective Amendment No. 10

Registration Statement No. 333-132778

EXHIBIT INDEX

Exhibit No.		Description
28	(d)(i)	Restated Investment Advisory Agreement
	(d)(ii)	SubAdvisory Agreement
28	(j)	Independent Registered Public Accounting Firm’s Consent